Schedules of Investments

May 28, 2021@

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.0%
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 1.2%
188,663	AT&T Inc.	$5,552,352
189,151	Liberty Global PLC, Class C Shares*	5,148,690
28,892	Lumen Technologies Inc.(a)	399,866
251,027	Verizon Communications Inc.	14,180,515

	Total Diversified Telecommunication Services	25,281,423

Entertainment - 1.9%
56,261	Activision Blizzard Inc.	5,471,382
16,555	Electronic Arts Inc.	2,366,206
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	29,470
5,052	Liberty Media Corp-Liberty Formula One, Class C Shares*	225,572
1,492	Lions Gate Entertainment Corp., Class A Shares*	29,064
3,040	Lions Gate Entertainment Corp., Class B Shares*	52,835
3,744	Live Nation Entertainment Inc.*	337,372
579	Madison Square Garden Entertainment Corp.*	51,664
413	Madison Square Garden Sports Corp., Class A Shares*	76,422
11,251	Netflix Inc.*	5,657,115
2,011	Playtika Holding Corp.*	55,162
2,877	Roku Inc., Class A Shares*	997,485
9,070	Sea Ltd., ADR*(a)	2,296,887
3,541	Spotify Technology SA*	855,399
3,011	Take-Two Interactive Software Inc.*	558,721
114,422	Walt Disney Co. (The)*	20,441,490
1,268	World Wrestling Entertainment Inc., Class A Shares(a)	70,805
22,312	Zynga Inc., Class A Shares*	241,862

	Total Entertainment	39,814,913

Interactive Media & Services - 5.0%
14,554	Alphabet Inc., Class A Shares*	34,301,595
7,693	Alphabet Inc., Class C Shares*	18,552,131
126,224	Facebook Inc., Class A Shares*	41,493,616
2,002	IAC/InterActiveCorp*	319,259
38,675	Match Group Inc.*	5,545,221
10,611	Pinterest Inc., Class A Shares*	692,898
2,723	TripAdvisor Inc.*	118,314
20,597	Twitter Inc.*	1,194,626
3,250	Vimeo Inc.*	136,500
1,606	Zillow Group Inc., Class A Shares*	189,974
3,824	Zillow Group Inc., Class C Shares*(a)	448,632

	Total Interactive Media & Services	102,992,766

Media - 1.1%
5,683	Altice USA Inc., Class A Shares*	204,929
152	Cable One Inc.	275,965
3,713	Charter Communications Inc., Class A Shares*	2,578,790
264,305	Comcast Corp., Class A Shares	15,155,249
4,326	Discovery Inc., Class A Shares*(a)	138,908
7,757	Discovery Inc., Class C Shares*(a)	233,098
6,757	DISH Network Corp., Class A Shares*	294,065
8,842	Fox Corp., Class A Shares(a)	330,249
3,783	Fox Corp., Class B Shares	137,247
10,180	Interpublic Group of Cos., Inc. (The)	342,964
1,295	John Wiley & Sons Inc., Class A Shares	82,077
423	Liberty Broadband Corp., Class A Shares*	68,551
4,221	Liberty Broadband Corp., Class C Shares*	701,910
2,263	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	98,803
4,349	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	189,225

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 9.3% - (continued)
Media - 1.1% - (continued)
4,067	New York Times Co. (The), Class A Shares	$174,149
10,057	News Corp., Class A Shares	271,438
3,589	News Corp., Class B Shares	92,201
1,235	Nexstar Media Group Inc., Class A Shares	187,609
5,541	Omnicom Group Inc.	455,692
28,654	Sirius XM Holdings Inc.(a)	179,087
181	ViacomCBS Inc., Class A Shares	8,424
15,181	ViacomCBS Inc., Class B Shares	643,978

	Total Media	22,844,608

Wireless Telecommunication Services - 0.1%
2,906	Telephone & Data Systems Inc.	74,742
14,547	T-Mobile US Inc.*	2,057,673
446	United States Cellular Corp.*	16,837

	Total Wireless Telecommunication Services	2,149,252

	TOTAL COMMUNICATION SERVICES	193,082,962

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.3%
40,266	Adient PLC*	2,015,716
27,384	Aptiv PLC*	4,119,101
6,333	BorgWarner Inc.	324,820
6,195	Gentex Corp.	219,922
1,666	Lear Corp.	322,138

	Total Auto Components	7,001,697

Automobiles - 0.8%
103,033	Ford Motor Co.*	1,497,069
33,035	General Motors Co.*	1,959,306
4,418	Harley-Davidson Inc.	214,140
20,258	Tesla Inc.*	12,665,707
1,368	Thor Industries Inc.	168,264

	Total Automobiles	16,504,486

Distributors - 0.3%
3,698	Genuine Parts Co.	484,882
103,132	LKQ Corp.*	5,255,607
1,024	Pool Corp.	447,027

	Total Distributors	6,187,516

Diversified Consumer Services - 0.1%
1,658	2U Inc.*(a)	60,384
1,570	Bright Horizons Family Solutions Inc.*	217,021
3,498	Chegg Inc.*	269,031
2,473	frontdoor Inc.*	132,800
120	Graham Holdings Co., Class B Shares	79,505
1,056	Grand Canyon Education Inc.*(a)	96,033
5,433	H&R Block Inc.	134,847
4,272	Service Corp. International(a)	226,502
3,766	Terminix Global Holdings Inc.*	185,814

	Total Diversified Consumer Services	1,401,937

Hotels, Restaurants & Leisure - 2.0%
5,718	Aramark	213,567
4,852	Booking Holdings Inc.*	11,458,241
16,524	Carnival Corp.*	488,449
736	Chipotle Mexican Grill Inc., Class A Shares*	1,009,777
983	Choice Hotels International Inc.*	118,855
3,435	Darden Restaurants Inc.	491,995
1,029	Domino’s Pizza Inc.(a)	439,249
3,646	Expedia Group Inc.*	645,160
5,326	Extended Stay America Inc.	104,975
7,206	Hilton Worldwide Holdings Inc.*	902,696
1,062	Hyatt Hotels Corp., Class A Shares*(a)	82,921
8,771	Las Vegas Sands Corp.*	506,525
7,100	Marriott International Inc., Class A Shares*	1,019,418

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.6% - (continued)
Hotels, Restaurants & Leisure - 2.0% - (continued)
51,439	McDonald’s Corp.	$12,031,068
12,118	MGM Resorts International	519,499
9,909	Norwegian Cruise Line Holdings Ltd.*(a)	316,097
2,292	Planet Fitness Inc., Class A Shares*	180,541
5,074	Royal Caribbean Cruises Ltd.*	473,252
2,187	Six Flags Entertainment Corp.*	99,355
64,491	Starbucks Corp.	7,344,235
2,115	Travel + Leisure Co.	137,792
1,004	Vail Resorts Inc.*(a)	328,188
5,249	Wendy’s Co. (The)	121,882
2,223	Wyndham Hotels & Resorts Inc.	166,858
2,828	Wynn Resorts Ltd.*	372,928
10,581	Yum China Holdings Inc.(a)	715,699
7,963	Yum! Brands Inc.	955,321

	Total Hotels, Restaurants & Leisure	41,244,543

Household Durables - 0.5%
8,813	DR Horton Inc.	839,791
3,844	Garmin Ltd.	546,770
3,266	Leggett & Platt Inc.	179,728
7,148	Lennar Corp., Class A Shares	707,723
460	Lennar Corp., Class B Shares	36,023
1,523	Mohawk Industries Inc.*	320,866
9,936	Newell Brands Inc.	285,064
90	NVR Inc.*	439,851
7,062	PulteGroup Inc.	408,113
5,228	Tempur Sealy International Inc.	201,278
2,807	Toll Brothers Inc.	183,129
27,371	Whirlpool Corp.	6,489,390

	Total Household Durables	10,637,726

Internet & Direct Marketing Retail - 3.7%
8,410	Alibaba Group Holding Ltd., ADR*	1,799,404
18,730	Amazon.com Inc.*	60,368,101
40,396	Chewy Inc., Class A Shares*(a)	2,973,954
124,080	eBay Inc.(a)	7,553,990
3,117	Etsy Inc.*	513,463
2,185	Grubhub Inc.*	131,340
187,679	Qurate Retail Inc., Class A Shares	2,558,065
1,870	Wayfair Inc., Class A Shares*(a)	573,230

	Total Internet & Direct Marketing Retail	76,471,547

Leisure Products - 0.1%
1,995	Brunswick Corp.	203,949
3,355	Hasbro Inc.	321,979
8,897	Mattel Inc.*	188,705
6,711	Peloton Interactive Inc., Class A Shares*	740,291
1,454	Polaris Inc.	190,794

	Total Leisure Products	1,645,718

Multiline Retail - 1.3%
48,152	Dollar General Corp.	9,772,930
138,758	Dollar Tree Inc.*	13,528,905
4,375	Kohl’s Corp.	242,769
3,084	Nordstrom Inc.*	103,437
1,517	Ollie’s Bargain Outlet Holdings Inc.*(a)	131,130
13,220	Target Corp.	2,999,882

	Total Multiline Retail	26,779,053

Specialty Retail - 2.7%
17,557	Advance Auto Parts Inc.	3,331,090
1,577	AutoNation Inc.*(a)	161,059
601	AutoZone Inc.*	845,367
5,985	Best Buy Co., Inc.	695,697
1,716	Burlington Stores Inc.*	554,903

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.6% - (continued)
Specialty Retail - 2.7% - (continued)
4,354	CarMax Inc.*	$501,537
1,465	Carvana Co., Class A Shares*(a)	388,357
1,860	Dick’s Sporting Goods Inc.	181,406
1,383	Five Below Inc.*	254,638
2,452	Floor & Decor Holdings Inc., Class A Shares*	241,056
2,448	Foot Locker Inc.	154,934
4,908	Gap Inc. (The)	164,173
47,611	Home Depot Inc. (The)	15,183,624
6,022	L Brands Inc.*	420,757
1,440	Leslie’s Inc.*	41,990
10,473	Lithia Motors Inc., Class A Shares	3,686,391
89,112	Lowe’s Cos., Inc.	17,361,691
1,853	O’Reilly Automotive Inc.*	991,577
992	Penske Automotive Group Inc.	84,905
1,143	Petco Health & Wellness Co., Inc., Class A Shares*(a)	25,889
9,231	Ross Stores Inc.	1,166,706
31,695	TJX Cos., Inc. (The)	2,140,680
19,672	Tractor Supply Co.	3,574,402
13,055	Ulta Beauty Inc.*	4,508,675
2,760	Vroom Inc.*	122,020
2,028	Williams-Sonoma Inc.	343,827

	Total Specialty Retail	57,127,351

Textiles, Apparel & Luxury Goods - 0.8%
3,540	Capri Holdings Ltd.*	200,753
982	Carter’s Inc.	100,400
843	Columbia Sportswear Co.	86,601
167,968	Hanesbrands Inc.	3,282,095
3,001	lululemon athletica Inc.*	969,713
78,922	NIKE Inc., Class B Shares	10,769,696
1,699	PVH Corp.*	195,079
1,341	Ralph Lauren Corp., Class A Shares*	166,391
3,281	Skechers USA Inc., Class A Shares*	155,848
7,279	Tapestry Inc.*	326,754
5,350	Under Armour Inc., Class A Shares*	120,803
5,519	Under Armour Inc., Class C Shares*(a)	105,192
8,448	VF Corp.	673,475

	Total Textiles, Apparel & Luxury Goods	17,152,800

	TOTAL CONSUMER DISCRETIONARY	262,154,374

CONSUMER STAPLES - 4.6%
Beverages - 1.0%
26,460	Anheuser-Busch InBev SA, ADR(a)	2,004,874
232	Boston Beer Co., Inc. (The), Class A Shares*(a)	245,493
1,309	Brown-Forman Corp., Class A Shares(a)	98,175
4,770	Brown-Forman Corp., Class B Shares	383,317
102,277	Coca-Cola Co. (The)	5,654,895
4,252	Constellation Brands Inc., Class A Shares	1,019,290
18,773	Keurig Dr Pepper Inc.	693,850
4,446	Molson Coors Beverage Co., Class B Shares*(a)	259,291
44,734	Monster Beverage Corp.*	4,217,074
36,722	PepsiCo Inc.	5,432,653

	Total Beverages	20,008,912

Food & Staples Retailing - 1.1%
3,197	Albertsons Cos., Inc., Class A Shares(a)	61,350
921	Casey’s General Stores Inc.	203,394
23,208	Costco Wholesale Corp.	8,778,890
2,060	Grocery Outlet Holding Corp.*	70,184
20,017	Kroger Co. (The)	740,229
3,487	Sprouts Farmers Market Inc.*	92,754
77,062	Sysco Corp.	6,242,022
5,735	US Foods Holding Corp.*	223,321

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.6% - (continued)
Food & Staples Retailing - 1.1% - (continued)
19,138	Walgreens Boots Alliance Inc.	$1,007,807
36,868	Walmart Inc.	5,236,362

	Total Food & Staples Retailing	22,656,313

Food Products - 1.3%
138,135	Archer-Daniels-Midland Co.	9,190,122
1,469	Beyond Meat Inc.*(a)	213,622
3,525	Bunge Ltd.	306,040
5,118	Campbell Soup Co.(a)	249,093
234,074	Conagra Brands Inc.	8,918,219
4,855	Flowers Foods Inc.	116,957
16,043	General Mills Inc.	1,008,463
1,774	Hain Celestial Group Inc. (The)*(a)	72,308
3,897	Hershey Co. (The)	674,376
7,192	Hormel Foods Corp.	349,100
1,923	Ingredion Inc.	182,550
2,916	J.M. Smucker Co. (The)(a)	388,674
6,630	Kellogg Co.	434,199
17,015	Kraft Heinz Co. (The)	741,684
3,819	Lamb Weston Holdings Inc.	315,029
6,551	McCormick & Co., Inc.	583,432
36,952	Mondelez International Inc., Class A Shares	2,347,561
1,576	Pilgrim’s Pride Corp.*	37,887
1,623	Post Holdings Inc.*	187,505
8	Seaboard Corp.	29,320
1,644	TreeHouse Foods Inc.*	80,079
7,594	Tyson Foods Inc., Class A Shares	603,723
	Total Food Products	27,029,943

Household Products - 0.6%
6,561	Church & Dwight Co., Inc.	562,475
3,315	Clorox Co. (The)	585,860
22,290	Colgate-Palmolive Co.	1,867,456
1,937	Energizer Holdings Inc.	89,179
8,980	Kimberly-Clark Corp.	1,173,057
64,475	Procter & Gamble Co. (The)	8,694,454
1,441	Reynolds Consumer Products Inc.	43,432
1,140	Spectrum Brands Holdings Inc.	101,335

	Total Household Products	13,117,248

Personal Products - 0.3%
8,462	Coty Inc., Class A Shares*	75,396
17,532	Estee Lauder Cos., Inc. (The), Class A Shares	5,373,909
2,445	Herbalife Nutrition Ltd.*	128,534
1,422	Nu Skin Enterprises Inc., Class A Shares	85,547

	Total Personal Products	5,663,386

Tobacco - 0.3%
49,198	Altria Group Inc.	2,421,526
41,167	Philip Morris International Inc.	3,969,734

	Total Tobacco	6,391,260

	TOTAL CONSUMER STAPLES	94,867,062

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
17,335	Baker Hughes Co., Class A Shares	422,974
23,431	Halliburton Co.	526,026
3,038	Helmerich & Payne Inc.	85,823
10,988	NOV Inc.*	177,126
36,702	Schlumberger NV	1,149,874

	Total Energy Equipment & Services	2,361,823

Oil, Gas & Consumable Fuels - 1.8%
8,284	Antero Midstream Corp.	79,526
9,979	APA Corp.	207,563
9,603	Cabot Oil & Gas Corp.(a)	157,489

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.9% - (continued)
Oil, Gas & Consumable Fuels - 1.8% - (continued)
6,110	Cheniere Energy Inc.*	$518,739
50,958	Chevron Corp.	5,288,931
2,850	Cimarex Energy Co.	193,088
178,124	ConocoPhillips	9,928,632
1,596	Continental Resources Inc.	51,982
15,416	Devon Energy Corp.	409,449
4,548	Diamondback Energy Inc.	364,158
15,395	EOG Resources Inc.	1,236,834
7,745	EQT Corp.*(a)	161,716
12,196	Equitrans Midstream Corp.	100,495
111,974	Exxon Mobil Corp.	6,535,922
7,252	Hess Corp.	607,863
3,742	HollyFrontier Corp.	121,503
51,415	Kinder Morgan Inc.	942,951
21,936	Marathon Oil Corp.	265,645
17,097	Marathon Petroleum Corp.	1,056,595
4,392	Murphy Oil Corp.	95,262
21,674	Occidental Petroleum Corp.	562,657
11,704	ONEOK Inc.	617,269
11,532	Phillips 66	971,225
5,331	Pioneer Natural Resources Co.	811,325
169,284	Suncor Energy Inc.	3,910,460
5,545	Targa Resources Corp.	215,479
10,756	Valero Energy Corp.	864,782
31,881	Williams Cos., Inc. (The)	839,746

	Total Oil, Gas & Consumable Fuels	37,117,286

	TOTAL ENERGY	39,479,109

FINANCIALS - 10.2%
Banks - 3.1%
4,563	Associated Banc-Corp.	104,903
204,642	Bank of America Corp.	8,674,774
1,161	Bank of Hawaii Corp.	104,188
3,100	Bank OZK(a)	132,401
973	BOK Financial Corp.	88,582
55,087	Citigroup Inc.	4,335,898
11,312	Citizens Financial Group Inc.	564,469
3,932	Comerica Inc.	308,623
2,650	Commerce Bancshares Inc.	206,382
1,428	Cullen/Frost Bankers Inc.	172,374
3,655	East West Bancorp Inc.	273,321
18,784	Fifth Third Bancorp(a)	791,558
167	First Citizens BancShares Inc., Class A Shares(a)	143,720
2,988	First Hawaiian Inc.	84,142
12,429	First Horizon Corp.	237,021
4,562	First Republic Bank	873,349
7,759	FNB Corp.	104,048
26,071	Huntington Bancshares Inc.	413,486
80,139	JPMorgan Chase & Co.	13,162,029
25,539	KeyCorp	588,419
3,435	M&T Bank Corp.	551,970
3,217	PacWest Bancorp	145,312
12,217	People’s United Financial Inc.	231,023
1,816	Pinnacle Financial Partners Inc.	165,111
11,215	PNC Financial Services Group Inc. (The)	2,183,336
2,034	Popular Inc.	165,995
2,578	Prosperity Bancshares Inc.	193,994
25,232	Regions Financial Corp.	590,681
1,544	Signature Bank	385,614
5,768	Sterling Bancorp	153,660
1,357	SVB Financial Group*	790,982

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 10.2% - (continued)
Banks - 3.1% - (continued)
3,860	Synovus Financial Corp.	$189,603
3,584	TCF Financial Corp.	170,240
172,521	Truist Financial Corp.	10,658,347
6,708	Umpqua Holdings Corp.	127,989
173,946	US Bancorp	10,572,438
2,233	Webster Financial Corp.	126,566
100,404	Wells Fargo & Co.	4,690,875
2,755	Western Alliance Bancorp(a)	275,528
1,618	Wintrust Financial Corp.	130,120
3,872	Zions Bancorp NA	224,111

	Total Banks	64,087,182

Capital Markets - 3.1%
21,273	Affiliated Managers Group Inc.	3,488,772
34,895	Ameriprise Financial Inc.	9,067,117
4,203	Apollo Global Management Inc., Class A Shares(a)	241,000
2,911	Ares Management Corp., Class A Shares	160,629
21,108	Bank of New York Mellon Corp. (The)	1,099,305
3,894	BlackRock Inc., Class A Shares	3,415,194
3,396	Carlyle Group Inc. (The)	148,201
2,785	Cboe Global Markets Inc.	309,971
36,431	Charles Schwab Corp. (The)	2,690,429
9,388	CME Group Inc., Class A Shares	2,053,719
1,126	Evercore Inc., Class A Shares	164,238
970	FactSet Research Systems Inc.	324,329
7,826	Franklin Resources Inc.	267,728
8,762	Goldman Sachs Group Inc. (The)	3,259,639
1,672	Interactive Brokers Group Inc., Class A Shares	112,459
96,982	Intercontinental Exchange Inc.	10,947,328
9,704	Invesco Ltd.	276,855
5,894	Jefferies Financial Group Inc.	189,374
14,354	KKR & Co., Inc.	799,374
2,441	Lazard Ltd., Class A Shares	115,166
1,933	LPL Financial Holdings Inc.	285,852
966	MarketAxess Holdings Inc.	450,678
4,295	Moody’s Corp.	1,440,328
36,965	Morgan Stanley(b)	3,361,967
638	Morningstar Inc.	150,562
13,454	MSCI Inc., Class A Shares	6,298,221
3,022	Nasdaq Inc.	506,064
5,073	Northern Trust Corp.	614,797
3,241	Raymond James Financial Inc.	429,724
25,888	S&P Global Inc.	9,823,719
2,886	SEI Investments Co.	183,088
9,248	State Street Corp.	804,391
5,977	T. Rowe Price Group Inc.	1,143,699
2,054	Tradeweb Markets Inc., Class A Shares	172,084
1,549	Virtu Financial Inc., Class A Shares	47,167

	Total Capital Markets	64,843,168

Consumer Finance - 0.8%
9,865	Ally Financial Inc.	539,714
17,297	American Express Co.	2,769,769
11,965	Capital One Financial Corp.	1,923,733
194	Credit Acceptance Corp.*(a)	86,807
77,903	Discover Financial Services	9,134,906
330	LendingTree Inc.*(a)	67,733
1,910	OneMain Holdings Inc., Class A Shares	110,474
2,175	Santander Consumer USA Holdings Inc.(a)	82,433
9,810	SLM Corp.	198,652
15,781	Synchrony Financial	748,177
438	Upstart Holdings Inc.*(a)	64,920

	Total Consumer Finance	15,727,318

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 10.2% - (continued)
Diversified Financial Services - 0.7%
49,771	Berkshire Hathaway Inc., Class B Shares*	$14,405,718
10,475	Equitable Holdings Inc.	332,582
3,508	Voya Financial Inc.	229,844

	Total Diversified Financial Services	14,968,144

Insurance - 2.4%
18,110	Aflac Inc.	1,026,475
355	Alleghany Corp.*	254,382
8,022	Allstate Corp. (The)	1,095,885
1,836	American Financial Group Inc.	244,298
182,985	American International Group Inc.	9,668,927
225	American National Group Inc.	33,755
5,993	Aon PLC, Class A Shares	1,518,446
10,384	Arch Capital Group Ltd.*	414,218
5,043	Arthur J. Gallagher & Co.	739,354
25,700	Assurant Inc.	4,141,555
1,927	Assured Guaranty Ltd.	91,783
2,822	Athene Holding Ltd., Class A Shares*	176,742
2,302	Axis Capital Holdings Ltd.	123,479
2,684	Brighthouse Financial Inc.*	130,604
6,159	Brown & Brown Inc.	323,471
11,888	Chubb Ltd.	2,020,841
3,954	Cincinnati Financial Corp.	481,241
826	CNA Financial Corp.	39,491
717	Erie Indemnity Co., Class A Shares	144,210
994	Everest Re Group Ltd.	258,400
8,081	Fidelity National Financial Inc.	379,726
2,617	First American Financial Corp.	168,299
2,716	Globe Life Inc.	286,321
1,070	Hanover Insurance Group Inc. (The)	149,254
9,442	Hartford Financial Services Group Inc. (The)	617,035
1,401	Kemper Corp.	104,893
895	Lemonade Inc.*(a)	80,971
91,381	Lincoln National Corp.	6,377,480
6,059	Loews Corp.	353,724
357	Markel Corp.*	437,500
13,383	Marsh & McLennan Cos., Inc.	1,851,538
827	Mercury General Corp.(a)	52,597
148,392	MetLife Inc.	9,698,901
8,020	Old Republic International Corp.	210,605
1,056	Primerica Inc.	171,294
6,946	Principal Financial Group Inc.	454,199
15,458	Progressive Corp. (The)	1,531,579
10,433	Prudential Financial Inc.	1,116,018
1,912	Reinsurance Group of America Inc., Class A Shares	240,969
1,287	RenaissanceRe Holdings Ltd.	198,353
6,683	Travelers Cos., Inc. (The)	1,067,275
5,702	Unum Group	176,591
85	White Mountains Insurance Group Ltd.	101,436
3,399	Willis Towers Watson PLC	888,363
3,491	WR Berkley Corp.	272,263

	Total Insurance	49,914,741

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
14,044	AGNC Investment Corp.	260,376
37,037	Annaly Capital Management Inc.	343,333
12,835	New Residential Investment Corp.	135,794
6,748	Starwood Property Trust Inc.	171,332

	Total Mortgage Real Estate Investment Trusts (REITs)	910,835

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 10.2% - (continued)
Thrifts & Mortgage Finance - 0.0%
9,755	MGIC Investment Corp.	$143,594
10,891	New York Community Bancorp Inc.(a)	130,365
2,729	Rocket Cos., Inc., Class A Shares(a)	48,331
1,501	TFS Financial Corp.	33,262

	Total Thrifts & Mortgage Finance	355,552

	TOTAL FINANCIALS	210,806,940

HEALTH CARE - 14.0%
Biotechnology - 1.6%
46,608	AbbVie Inc.	5,276,026
3,276	ACADIA Pharmaceuticals Inc.*	73,186
1,377	Acceleron Pharma Inc.*	180,236
1,730	Agios Pharmaceuticals Inc.*	96,499
5,619	Alexion Pharmaceuticals Inc.*	992,034
4,562	Alkermes PLC*	103,421
3,048	Alnylam Pharmaceuticals Inc.*	432,786
27,972	Amgen Inc.	6,655,658
4,015	Biogen Inc.*	1,073,932
56,796	BioMarin Pharmaceutical Inc.*	4,390,331
2,000	Bluebird Bio Inc.*	62,240
34,893	Exact Sciences Corp.*	3,856,723
7,868	Exelixis Inc.*	177,423
33,219	Gilead Sciences Inc.	2,196,108
1,745	Global Blood Therapeutics Inc.*(a)	67,060
5,194	Horizon Therapeutics PLC*	476,082
4,864	Incyte Corp.*	407,506
3,194	Ionis Pharmaceuticals Inc.*(a)	118,976
3,068	Iovance Biotherapeutics Inc.*	56,973
7,542	Moderna Inc.*	1,395,345
2,458	Neurocrine Biosciences Inc.*	236,509
2,558	Regeneron Pharmaceuticals Inc.*	1,285,216
1,478	Sage Therapeutics Inc.*	102,869
885	Sana Biotechnology Inc.*	18,558
20,300	Sarepta Therapeutics Inc.*	1,535,695
3,323	Seagen Inc.*	516,228
1,078	United Therapeutics Corp.*	200,400
6,866	Vertex Pharmaceuticals Inc.*	1,432,454

	Total Biotechnology	33,416,474

Health Care Equipment & Supplies - 3.8%
45,731	Abbott Laboratories	5,334,521
12,541	ABIOMED Inc.*(a)	3,568,918
39,270	Alcon Inc.	2,736,334
10,430	Align Technology Inc.*	6,155,265
102,430	Baxter International Inc.	8,411,552
7,622	Becton Dickinson and Co.	1,843,686
37,790	Boston Scientific Corp.*	1,607,964
1,250	Cooper Cos., Inc. (The)	491,813
16,563	Danaher Corp.	4,242,447
5,737	DENTSPLY SIRONA Inc.	383,920
2,431	DexCom Inc.*	897,987
53,410	Edwards Lifesciences Corp.*	5,122,019
3,899	Envista Holdings Corp.*	170,152
2,160	Globus Medical Inc., Class A Shares*	155,650
1,451	Haemonetics Corp.*	81,923
1,650	Hill-Rom Holdings Inc.	183,612
6,855	Hologic Inc.*	432,276
583	ICU Medical Inc.*	121,299
10,684	IDEXX Laboratories Inc.*	5,962,847
1,732	Insulet Corp.*	467,068
2,077	Integra LifeSciences Holdings Corp.*(a)	143,417
5,002	Intuitive Surgical Inc.*	4,212,584

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.0% - (continued)
Health Care Equipment & Supplies - 3.8% - (continued)
1,271	Masimo Corp.*	$274,028
158,719	Medtronic PLC	20,092,238
2,639	Novocure Ltd.*	538,356
910	Penumbra Inc.*(a)	226,690
1,074	Quidel Corp.*(a)	126,850
3,786	ResMed Inc.	779,348
2,193	STERIS PLC	418,556
9,163	Stryker Corp.	2,339,039
1,749	Tandem Diabetes Care Inc.*	149,347
1,227	Teleflex Inc.	493,487
1,938	West Pharmaceutical Services Inc.	673,474
5,473	Zimmer Biomet Holdings Inc.	921,270

	Total Health Care Equipment & Supplies	79,759,937

Health Care Providers & Services - 3.9%
2,475	Acadia Healthcare Co., Inc.*	159,291
830	Amedisys Inc.*	214,447
3,849	AmerisourceBergen Corp., Class A Shares	441,634
6,586	Anthem Inc.	2,622,677
136,826	Cardinal Health Inc.	7,671,834
103,098	Centene Corp.*	7,588,013
421	Chemed Corp.	206,854
63,861	Cigna Corp.	16,530,420
126,483	CVS Health Corp.	10,933,190
1,871	DaVita Inc.*	224,651
2,467	Encompass Health Corp.	211,644
2,225	Guardant Health Inc.*	276,167
35,470	HCA Healthcare Inc.	7,618,601
3,736	Henry Schein Inc.*	284,085
3,407	Humana Inc.	1,491,244
2,649	Laboratory Corp. of America Holdings*	727,098
4,207	McKesson Corp.	809,385
1,552	Molina Healthcare Inc.*	390,111
2,417	Oak Street Health Inc.*(a)	145,963
3,170	Premier Inc., Class A Shares	104,610
3,530	Quest Diagnostics Inc.	464,795
50,274	UnitedHealth Group Inc.	20,708,866
1,878	Universal Health Services Inc., Class B Shares	299,785

	Total Health Care Providers & Services	80,125,365

Health Care Technology - 0.1%
1,198	American Well Corp., Class A Shares*(a)	14,915
8,400	Cerner Corp.	657,300
847	Certara Inc.*	22,285
6,869	Change Healthcare Inc.*	161,009
2,842	Teladoc Health Inc.*	427,948
3,573	Veeva Systems Inc., Class A Shares*	1,040,958

	Total Health Care Technology	2,324,415

Life Sciences Tools & Services - 1.2%
1,459	10X Genomics Inc., Class A Shares*	262,620
2,032	Adaptive Biotechnologies Corp.*	76,830
8,060	Agilent Technologies Inc.	1,113,328
13,376	Avantor Inc.*	430,038
739	Berkeley Lights Inc.*	32,146
544	Bio-Rad Laboratories Inc., Class A Shares*	327,689
979	Bio-Techne Corp.	405,140
2,602	Bruker Corp.	180,683
1,290	Charles River Laboratories International Inc.*	436,007
13,378	Illumina Inc.*	5,426,652
5,023	IQVIA Holdings Inc.*	1,206,324
1,725	Maravai LifeSciences Holdings Inc., Class A Shares*	64,757
610	Mettler-Toledo International Inc.*	793,579

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.0% - (continued)
Life Sciences Tools & Services - 1.2% - (continued)
2,898	PerkinElmer Inc.	$420,413
4,476	PPD Inc.*	206,433
1,628	PRA Health Sciences Inc.*	278,258
5,898	QIAGEN NV*	291,125
1,354	Repligen Corp.*	247,254
111,788	Sotera Health Co.*	2,694,091
2,214	Syneos Health Inc., Class A Shares*	194,611
21,119	Thermo Fisher Scientific Inc.	9,915,370
1,616	Waters Corp.*	520,756

	Total Life Sciences Tools & Services	25,524,104

Pharmaceuticals - 3.4%
117,534	Bristol-Myers Squibb Co.	7,724,334
4,171	Catalent Inc.*	437,246
11,827	Elanco Animal Health Inc.*	425,535
32,629	Eli Lilly & Co.	6,517,316
1,528	Jazz Pharmaceuticals PLC*	272,183
118,566	Johnson & Johnson	20,067,296
170,038	Merck & Co., Inc.	12,904,184
5,112	Nektar Therapeutics, Class A Shares*(a)	92,374
3,555	Perrigo Co. PLC(a)	164,028
147,127	Pfizer Inc.	5,698,229
712	Reata Pharmaceuticals Inc., Class A Shares*	97,359
8,624	Royalty Pharma PLC, Class A Shares(a)	345,995
547,571	Viatris Inc.	8,344,982
41,224	Zoetis Inc., Class A Shares	7,283,456

	Total Pharmaceuticals	70,374,517

	TOTAL HEALTH CARE	291,524,812

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.8%
1,650	Axon Enterprise Inc.*	231,973
14,127	Boeing Co. (The)*	3,489,652
2,294	BWX Technologies Inc.	143,467
1,177	Curtiss-Wright Corp.	147,502
6,706	General Dynamics Corp.	1,273,536
1,089	HEICO Corp.	152,961
2,086	HEICO Corp., Class A Shares	276,312
1,977	Hexcel Corp.*	117,552
10,331	Howmet Aerospace Inc.*	366,544
994	Huntington Ingalls Industries Inc.	214,913
5,542	L3Harris Technologies Inc.	1,208,488
6,546	Lockheed Martin Corp.	2,501,881
1,616	Mercury Systems Inc.*	105,767
26,132	Northrop Grumman Corp.	9,560,915
172,227	Raytheon Technologies Corp.	15,278,257
2,933	Spirit AeroSystems Holdings Inc., Class A Shares	144,333
1,200	Teledyne Technologies Inc.*	503,364
6,304	Textron Inc.	431,635
1,395	TransDigm Group Inc.*	905,132
1,744	Virgin Galactic Holdings Inc.*(a)	54,465

	Total Aerospace & Defense	37,108,649

Air Freight & Logistics - 1.0%
3,482	CH Robinson Worldwide Inc.	337,824
4,458	Expeditors International of Washington Inc.	560,326
6,482	FedEx Corp.	2,040,598
44,660	United Parcel Service Inc., Class B Shares	9,584,036
48,815	XPO Logistics Inc.*	7,172,388

	Total Air Freight & Logistics	19,695,172

Airlines - 0.2%
3,042	Alaska Air Group Inc.*	210,506
16,990	American Airlines Group Inc.*(a)	411,838

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.2% - (continued)
Airlines - 0.2% - (continued)
893	Copa Holdings SA, Class A Shares*	$73,458
16,841	Delta Air Lines Inc.*	802,979
7,862	JetBlue Airways Corp.*	158,026
15,569	Southwest Airlines Co.*	956,871
8,164	United Airlines Holdings Inc.*	476,369

	Total Airlines	3,090,047

Building Products - 0.7%
2,374	Allegion PLC	333,500
3,615	AO Smith Corp.	256,918
56,397	Armstrong World Industries Inc.	5,997,821
1,924	AZEK Co., Inc. (The), Class A Shares*	83,752
22,940	Carrier Global Corp.	1,053,634
3,636	Fortune Brands Home & Security Inc.	375,090
19,210	Johnson Controls International PLC	1,278,233
893	Lennox International Inc.(a)	312,487
6,636	Masco Corp.	400,217
2,932	Owens Corning	312,698
25,853	Trane Technologies PLC	4,818,999
3,005	Trex Co., Inc.*	292,717

	Total Building Products	15,516,066

Commercial Services & Supplies - 0.6%
3,147	ADT Inc.	32,540
2,332	Cintas Corp.	824,455
1,468	Clean Harbors Inc.*	136,671
5,420	Copart Inc.*	699,234
3,335	IAA Inc.*(a)	189,995
1,052	MSA Safety Inc.	176,799
5,536	Republic Services Inc., Class A Shares	604,421
5,618	Rollins Inc.	191,518
2,298	Stericycle Inc.*	180,531
73,655	Waste Management Inc.	10,361,785

	Total Commercial Services & Supplies	13,397,949

Construction & Engineering - 0.0%
3,849	AECOM*	250,224
3,500	Quanta Services Inc.	333,725
472	Valmont Industries Inc.	117,056

	Total Construction & Engineering	701,005

Electrical Equipment - 0.4%
865	Acuity Brands Inc.(a)	160,674
5,986	AMETEK Inc.	808,708
2,280	Array Technologies Inc.*	37,164
85,969	Bloom Energy Corp., Class A Shares*(a)	2,077,871
10,575	Eaton Corp. PLC	1,536,019
15,736	Emerson Electric Co.	1,505,778
1,631	Generac Holdings Inc.*	536,142
4,280	GrafTech International Ltd.	56,838
1,395	Hubbell Inc., Class B Shares	265,943
4,394	nVent Electric PLC	142,981
1,029	Regal Beloit Corp.	146,355
3,062	Rockwell Automation Inc.	807,511
4,172	Sensata Technologies Holding PLC*	247,942
2,140	Shoals Technologies Group Inc., Class A Shares*	59,064
5,803	Vertiv Holdings Co., Class A Shares	144,030

	Total Electrical Equipment	8,533,020

Industrial Conglomerates - 1.0%
14,867	3M Co.	3,018,596
1,457	Carlisle Cos., Inc.	280,210
229,883	General Electric Co.	3,232,155
55,620	Honeywell International Inc.	12,843,214
2,752	Roper Technologies Inc.	1,238,428

	Total Industrial Conglomerates	20,612,603

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.2% - (continued)
Machinery - 1.3%
1,599	AGCO Corp.	$221,254
3,329	Allison Transmission Holdings Inc.	140,850
48,226	Caterpillar Inc.	11,626,324
2,825	Colfax Corp.*	124,865
1,428	Crane Co.	136,360
3,894	Cummins Inc.	1,001,848
7,458	Deere & Co.	2,693,084
3,144	Donaldson Co., Inc.	193,639
3,795	Dover Corp.	571,147
3,220	Flowserve Corp.(a)	136,496
7,858	Fortive Corp.	569,862
1,535	Gates Industrial Corp. PLC*	27,876
4,347	Graco Inc.	329,155
1,989	IDEX Corp.	442,871
8,325	Illinois Tool Works Inc.	1,929,402
9,151	Ingersoll Rand Inc.*	454,256
2,266	ITT Inc.	212,777
1,392	Lincoln Electric Holdings Inc.	178,983
1,510	Middleby Corp. (The)*	248,063
1,465	Nordson Corp.	324,776
1,698	Oshkosh Corp.	223,185
10,675	Otis Worldwide Corp.	836,173
8,961	PACCAR Inc.	820,469
3,382	Parker-Hannifin Corp.	1,042,163
4,262	Pentair PLC	293,950
1,481	Snap-on Inc.	377,092
4,073	Stanley Black & Decker Inc.	883,026
1,528	Timken Co. (The)	135,152
2,795	Toro Co. (The)	310,497
1,813	Trinity Industries Inc.	50,365
5,083	Westinghouse Air Brake Technologies Corp.(a)	420,669
1,641	Woodward Inc.	208,702
4,724	Xylem Inc.	557,999

	Total Machinery	27,723,330

Marine - 0.0%
1,722	Kirby Corp.*	112,498

Professional Services - 0.8%
3,518	Booz Allen Hamilton Holding Corp., Class A Shares	298,784
585	CACI International Inc., Class A Shares*	149,152
1,959	CoreLogic Inc.	155,740
4,740	CoStar Group Inc.*	4,047,960
2,959	Dun & Bradstreet Holdings Inc.*(a)	63,530
3,125	Equifax Inc.	734,500
866	FTI Consulting Inc.*	119,118
46,677	IHS Markit Ltd.	4,915,555
3,396	Jacobs Engineering Group Inc.	482,504
3,487	Leidos Holdings Inc.	358,289
1,459	ManpowerGroup Inc.	176,524
10,191	Nielsen Holdings PLC	277,297
2,978	Robert Half International Inc.	264,417
1,676	Science Applications International Corp.	150,605
5,017	TransUnion	536,819
26,443	Verisk Analytics Inc., Class A Shares	4,570,144

	Total Professional Services	17,300,938

Road & Rail - 1.2%
252	AMERCO	144,910
20,171	CSX Corp.	2,019,521
2,236	JB Hunt Transport Services Inc.	383,564

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.2% - (continued)
Road & Rail - 1.2% - (continued)
2,394	Kansas City Southern	$712,646
3,106	Knight-Swift Transportation Holdings Inc., Class A Shares	148,249
1,102	Landstar System Inc.	187,891
6,648	Lyft Inc., Class A Shares*	379,534
19,551	Norfolk Southern Corp.	5,491,876
2,540	Old Dominion Freight Line Inc.	674,243
1,485	Ryder System Inc.	121,458
1,656	Schneider National Inc., Class B Shares	40,555
188,665	Uber Technologies Inc.*	9,589,842
17,730	Union Pacific Corp.	3,984,463

	Total Road & Rail	23,878,752

Trading Companies & Distributors - 1.2%
72,500	AerCap Holdings NV*	4,277,500
59,846	Air Lease Corp., Class A Shares	2,816,353
15,045	Fastenal Co.	797,987
1,358	MSC Industrial Direct Co., Inc., Class A Shares	128,195
26,704	United Rentals Inc.*	8,918,068
87,716	Univar Solutions Inc.*	2,376,226
941	Watsco Inc.	274,207
9,437	WW Grainger Inc.	4,361,404

	Total Trading Companies & Distributors	23,949,940

Transportation Infrastructure - 0.0%
2,091	Macquarie Infrastructure Corp.	72,934

	TOTAL INDUSTRIALS	211,692,903

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 1.3%
1,550	Arista Networks Inc.*	526,039
3,859	Ciena Corp.*	204,025
267,547	Cisco Systems Inc.	14,153,236
78,010	CommScope Holding Co., Inc.*	1,584,383
1,404	EchoStar Corp., Class A Shares*	37,192
1,681	F5 Networks Inc.*	311,708
8,703	Juniper Networks Inc.	229,150
2,060	Lumentum Holdings Inc.*	167,622
46,493	Motorola Solutions Inc.	9,545,478
247	Ubiquiti Inc.	74,476
1,717	ViaSat Inc.*	91,310

	Total Communications Equipment	26,924,619

Electronic Equipment, Instruments & Components - 1.1%
15,422	Amphenol Corp., Class A Shares	1,037,284
36,792	Arrow Electronics Inc.*	4,427,181
2,963	Avnet Inc.	130,550
16,647	CDW Corp.	2,753,747
4,393	Cognex Corp.	348,760
696	Coherent Inc.*	182,777
19,807	Corning Inc.	864,180
206,276	Flex Ltd.*	3,768,663
890	IPG Photonics Corp.*(a)	186,241
3,672	Jabil Inc.	207,284
4,882	Keysight Technologies Inc.*	695,099
672	Littelfuse Inc.	175,553
3,258	National Instruments Corp.	132,926
23,459	SYNNEX Corp.	2,969,909
6,586	Trimble Inc.*	512,325
3,463	Vontier Corp.*	121,482
9,300	Zebra Technologies Corp., Class A Shares*	4,622,565

	Total Electronic Equipment, Instruments & Components	23,136,526

IT Services - 6.5%
16,863	Accenture PLC, Class A Shares	4,758,064
29,738	Akamai Technologies Inc.*	3,396,377

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.6% - (continued)
IT Services - 6.5% - (continued)
27,208	Alliance Data Systems Corp.	$3,293,528
3,412	Amdocs Ltd.	266,477
11,368	Automatic Data Processing Inc.	2,228,355
1,156	BigCommerce Holdings Inc.*	62,875
3,891	Black Knight Inc.*	285,560
3,027	Broadridge Financial Solutions Inc.	482,746
122,369	Cognizant Technology Solutions Corp., Class A Shares	8,756,726
23,218	Concentrix Corp.*	3,545,853
6,465	DXC Technology Co.*	245,153
1,413	EPAM Systems Inc.*	674,849
1,235	Euronet Worldwide Inc.*	184,805
2,194	Fastly Inc., Class A Shares*(a)	103,535
94,784	Fidelity National Information Services Inc.	14,120,920
131,653	Fiserv Inc.*	15,166,426
2,237	FleetCor Technologies Inc.*	613,922
2,266	Gartner Inc.*	525,349
5,094	Genpact Ltd.	233,000
7,872	Global Payments Inc.	1,524,885
1,078	Globant SA*	234,864
4,421	GoDaddy Inc., Class A Shares*	357,924
23,504	International Business Machines Corp.	3,378,465
1,998	Jack Henry & Associates Inc.	307,992
61,025	LiveRamp Holdings Inc.*	3,065,896
23,341	MasterCard Inc., Class A Shares	8,416,298
1,338	MongoDB Inc., Class A Shares*	390,616
3,126	Okta Inc., Class A Shares*	695,347
8,472	Paychex Inc.	856,858
55,549	PayPal Holdings Inc.*	14,443,851
7,975	Sabre Corp.*	110,454
27,330	Square Inc., Class A Shares*	6,081,472
5,276	StoneCo Ltd., Class A Shares*	348,058
2,304	Switch Inc., Class A Shares	43,476
3,798	Twilio Inc., Class A Shares*	1,276,128
13,715	VeriSign Inc.*	3,016,203
135,965	Visa Inc., Class A Shares	30,904,845
10,789	Western Union Co. (The)	264,007
1,110	WEX Inc.*	217,460

	Total IT Services	134,879,619

Semiconductors & Semiconductor Equipment - 5.5%
31,676	Advanced Micro Devices Inc.*	2,536,614
979	Allegro MicroSystems Inc.*	25,660
85,173	Analog Devices Inc.	14,019,476
24,236	Applied Materials Inc.	3,347,719
4,070	ASML Holding NV, ADR	2,749,163
42,626	Broadcom Inc.	20,133,539
1,700	Cirrus Logic Inc.*	132,719
2,858	Cree Inc.*(a)	285,829
21,916	Enphase Energy Inc.*	3,135,084
3,537	Entegris Inc.(a)	404,810
2,561	First Solar Inc.*	194,918
108,543	Intel Corp.	6,199,976
4,101	KLA Corp.	1,299,566
3,775	Lam Research Corp.	2,453,184
20,507	Marvell Technology Inc.	990,488
7,013	Maxim Integrated Products Inc.	715,396
6,599	Microchip Technology Inc.	1,035,713
29,415	Micron Technology Inc.*	2,474,978
1,419	MKS Instruments Inc.	267,098
1,137	Monolithic Power Systems Inc.	390,127
37,399	NVIDIA Corp.	24,301,122

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.6% - (continued)
Semiconductors & Semiconductor Equipment - 5.5% - (continued)
14,020	NXP Semiconductors NV	$2,964,108
10,714	ON Semiconductor Corp.*	428,988
3,070	Qorvo Inc.*	560,950
64,686	QUALCOMM Inc.	8,702,854
45,401	Skyworks Solutions Inc.	7,718,170
1,290	SolarEdge Technologies Inc.*	332,833
4,468	Teradyne Inc.(a)	591,340
24,285	Texas Instruments Inc.	4,609,779
1,113	Universal Display Corp.	240,252
6,453	Xilinx Inc.	819,531

	Total Semiconductors & Semiconductor Equipment	114,061,984

Software - 8.4%
37,279	Adobe Inc.*	18,810,238
1,521	Alteryx Inc., Class A Shares*	118,288
3,742	Anaplan Inc.*	192,750
2,263	ANSYS Inc.*	764,758
1,753	Aspen Technology Inc.*	239,232
15,938	Atlassian Corp. PLC, Class A Shares*	3,718,017
5,799	Autodesk Inc.*	1,657,702
2,094	Avalara Inc.*	276,764
1,891	Bill.com Holdings Inc.*(a)	281,608
348	C3.ai Inc., Class A Shares*(a)	21,475
7,283	Cadence Design Systems Inc.*	924,868
3,518	CDK Global Inc.	184,132
3,179	Ceridian HCM Holding Inc.*(a)	284,393
3,255	Citrix Systems Inc.	374,195
3,223	Cloudflare Inc., Class A Shares*	264,479
1,880	Coupa Software Inc.*(a)	447,816
4,091	Crowdstrike Holdings Inc., Class A Shares*	908,816
4,026	Datadog Inc., Class A Shares*	366,567
20,059	DocuSign Inc., Class A Shares*	4,044,296
1,598	Dolby Laboratories Inc., Class A Shares	155,869
6,184	Dropbox Inc., Class A Shares*	169,132
1,889	Duck Creek Technologies Inc.*(a)	74,257
4,749	Dynatrace Inc.*	245,713
1,654	Elastic NV*	195,519
1,028	Everbridge Inc.*	120,790
739	Fair Isaac Corp.*	373,978
5,842	FireEye Inc.*(a)	130,686
1,605	Five9 Inc.*	284,246
3,512	Fortinet Inc.*(a)	767,512
2,103	Guidewire Software Inc.*	205,547
1,093	HubSpot Inc.*	551,287
18,462	Intuit Inc.	8,106,480
721	Jamf Holding Corp.*	25,004
460	JFrog Ltd.*(a)	19,205
1,567	Manhattan Associates Inc.*	213,081
1,105	McAfee Corp., Class A Shares	27,769
2,389	Medallia Inc.*	61,326
238,425	Microsoft Corp.	59,529,954
1,158	nCino Inc.*	70,777
1,533	New Relic Inc.*	96,088
14,031	NortonLifeLock Inc.	388,097
7,355	Nuance Communications Inc.*(a)	389,079
48,092	Nutanix Inc., Class A Shares*(a)	1,515,379
153,047	Oracle Corp.	12,050,921
2,025	PagerDuty Inc.*	82,316
15,638	Palo Alto Networks Inc.*	5,680,503
1,306	Paycom Software Inc.*	430,458
1,000	Paylocity Holding Corp.*	169,830

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.6% - (continued)
Software - 8.4% - (continued)
1,169	Pegasystems Inc.	$138,106
1,618	Proofpoint Inc.*	279,607
2,755	PTC Inc.*	369,556
16,572	RingCentral Inc., Class A Shares*	4,349,653
68,367	salesforce.com Inc.*	16,278,183
15,601	ServiceNow Inc.*	7,393,002
13,047	Slack Technologies Inc., Class A Shares*	574,590
2,835	Smartsheet Inc., Class A Shares*	167,492
1,293	SolarWinds Corp.*	21,399
50,961	Splunk Inc.*	6,176,473
5,933	SS&C Technologies Holdings Inc.	438,271
3,995	Synopsys Inc.*	1,016,088
2,485	Teradata Corp.*(a)	118,957
1,092	Trade Desk Inc. (The), Class A Shares*	642,249
1,031	Tyler Technologies Inc.*	415,658
13,710	UiPath Inc., Class A Shares*(a)	1,094,332
797	Unity Software Inc.*	75,285
18,101	VMware Inc., Class A Shares*(a)	2,857,967
16,152	Workday Inc., Class A Shares*	3,694,285
3,048	Zendesk Inc.*	416,540
4,629	Zoom Video Communications Inc., Class A Shares*	1,534,652
1,907	Zscaler Inc.*	370,339

	Total Software	174,433,881

Technology Hardware, Storage & Peripherals - 3.8%
489,908	Apple Inc.	61,047,436
91,694	Dell Technologies Inc., Class C Shares*	9,044,696
33,684	Hewlett Packard Enterprise Co.	537,597
34,106	HP Inc.	996,918
3,670	NCR Corp.*	176,894
6,050	NetApp Inc.	468,088
6,763	Pure Storage Inc., Class A Shares*	128,835
87,246	Western Digital Corp.*	6,563,517
4,044	Xerox Holdings Corp.	94,832

	Total Technology Hardware, Storage & Peripherals	79,058,813

	TOTAL INFORMATION TECHNOLOGY	552,495,442

MATERIALS - 2.9%
Chemicals - 1.5%
5,840	Air Products & Chemicals Inc.	1,750,014
3,007	Albemarle Corp.	502,410
1,389	Ashland Global Holdings Inc.(a)	131,733
5,230	Axalta Coating Systems Ltd.*	169,661
1,624	Cabot Corp.	103,254
3,004	Celanese Corp., Class A Shares	497,012
5,871	CF Industries Holdings Inc.	312,161
4,838	Chemours Co. (The)	173,829
19,817	Corteva Inc.	901,673
19,616	Dow Inc.	1,342,127
113,086	DuPont de Nemours Inc.	9,565,945
3,525	Eastman Chemical Co.	442,035
18,747	Ecolab Inc.	4,032,105
5,028	Element Solutions Inc.	117,605
3,348	FMC Corp.	390,678
5,644	Huntsman Corp.	160,177
6,579	International Flavors & Fragrances Inc.	932,047
13,896	Linde PLC	4,177,138
6,712	LyondellBasell Industries NV, Class A Shares	755,905
8,986	Mosaic Co. (The)	324,754
206	NewMarket Corp.	70,705
3,734	Olin Corp.	182,555
6,232	PPG Industries Inc.	1,120,015

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.9% - (continued)
Chemicals - 1.5% - (continued)
3,358	RPM International Inc.	$314,074
1,063	Scotts Miracle-Gro Co. (The)	231,064
6,536	Sherwin-Williams Co. (The)	1,853,152
5,261	Valvoline Inc.	173,613
687	Westlake Chemical Corp.	69,298
1,628	WR Grace & Co.	111,551

	Total Chemicals	30,908,290

Construction Materials - 0.4%
986	Eagle Materials Inc.*	144,705
1,641	Martin Marietta Materials Inc.	596,750
40,102	Vulcan Materials Co.	7,351,499

	Total Construction Materials	8,092,954

Containers & Packaging - 0.8%
41,944	Amcor PLC	494,939
1,641	AptarGroup Inc.	241,736
532	Ardagh Group SA, Class A Shares	13,146
2,198	Avery Dennison Corp.	484,725
8,394	Ball Corp.	689,651
69,496	Berry Global Group Inc.*	4,740,322
55,805	Crown Holdings Inc.	5,761,308
8,029	Graphic Packaging Holding Co.	141,953
10,385	International Paper Co.	655,293
74,112	O-I Glass Inc.*	1,365,884
2,399	Packaging Corp. of America	356,611
4,081	Sealed Air Corp.	232,046
2,255	Silgan Holdings Inc.	95,003
2,530	Sonoco Products Co.	170,826
6,829	WestRock Co.	398,267

	Total Containers & Packaging	15,841,710

Metals & Mining - 0.2%
38,302	Freeport-McMoRan Inc.	1,636,262
21,230	Newmont Corp.	1,559,980
7,958	Nucor Corp.	816,013
1,729	Reliance Steel & Aluminum Co.	290,593
1,616	Royal Gold Inc.	200,012
1,970	Southern Copper Corp.(a)	137,388
5,185	Steel Dynamics Inc.	323,700

	Total Metals & Mining	4,963,948

	TOTAL MATERIALS	59,806,902

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
3,583	Alexandria Real Estate Equities Inc.	638,706
3,920	American Campus Communities Inc.	184,867
7,498	American Homes 4 Rent, Class A Shares	285,449
11,670	American Tower Corp.	2,981,218
6,551	Americold Realty Trust	249,069
4,211	Apartment Income REIT Corp.	196,148
4,211	Apartment Investment & Management Co., Class A Shares	29,688
6,154	Apple Hospitality REIT Inc.	97,664
3,663	AvalonBay Communities Inc.	758,021
4,108	Boston Properties Inc.	482,936
4,963	Brandywine Realty Trust	69,780
8,429	Brixmor Property Group Inc.	191,423
1,594	Brookfield Property REIT Inc., Class A Shares	29,872
2,322	Camden Property Trust	291,132
1,145	CoreSite Realty Corp.	138,831
3,225	Corporate Office Properties Trust	89,010
3,524	Cousins Properties Inc.	130,705
50,895	Crown Castle International Corp.	9,644,603
4,800	CubeSmart	210,192

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 3.0% - (continued)
Equity Real Estate Investment Trusts (REITs) - 3.0% - (continued)
2,983	CyrusOne Inc.	$219,996
7,378	Digital Realty Trust Inc.	1,118,210
4,687	Douglas Emmett Inc.	162,733
9,612	Duke Realty Corp.	446,574
4,296	Empire State Realty Trust Inc., Class A Shares	50,822
2,164	EPR Properties*	106,361
6,619	Equinix Inc.	4,876,350
2,452	Equity Commonwealth	67,283
4,552	Equity LifeStyle Properties Inc.	322,555
119,927	Equity Residential	9,288,346
1,722	Essex Property Trust Inc.	508,489
3,306	Extra Space Storage Inc.	495,272
1,863	Federal Realty Investment Trust	213,015
3,495	First Industrial Realty Trust Inc.	176,987
6,025	Gaming and Leisure Properties Inc.	279,319
5,194	Healthcare Trust of America Inc., Class A Shares	142,368
14,215	Healthpeak Properties Inc.	474,497
3,096	Highwoods Properties Inc.	141,425
18,055	Host Hotels & Resorts Inc.*	310,004
3,473	Hudson Pacific Properties Inc.	100,682
14,954	Invitation Homes Inc.	542,382
7,439	Iron Mountain Inc.	323,894
2,780	JBG SMITH Properties	89,544
3,269	Kilroy Realty Corp.	229,516
11,571	Kimco Realty Corp.	246,578
2,164	Lamar Advertising Co., Class A Shares	226,830
2,020	Life Storage Inc.	200,869
15,023	Medical Properties Trust Inc.	318,037
2,986	Mid-America Apartment Communities Inc.	479,850
4,269	National Retail Properties Inc.	197,868
6,439	Omega Healthcare Investors Inc.	235,796
4,270	Outfront Media Inc.*	102,224
5,736	Paramount Group Inc.	62,981
6,794	Park Hotels & Resorts Inc.*	141,247
19,469	Prologis Inc.	2,294,227
42,039	Public Storage	11,875,177
3,046	Rayonier Inc.	116,327
9,940	Realty Income Corp.	679,896
4,305	Regency Centers Corp.	278,103
3,653	Rexford Industrial Realty Inc.	201,755
2,921	SBA Communications Corp., Class A Shares	870,809
8,639	Simon Property Group Inc.	1,110,025
1,970	SL Green Realty Corp.	156,063
3,020	Spirit Realty Capital Inc.	142,725
6,651	STORE Capital Corp.	228,794
2,794	Sun Communities Inc.	467,771
7,735	UDR Inc.	368,418
10,120	Ventas Inc.	561,154
5,775	VEREIT Inc.	274,717
14,169	VICI Properties Inc.	441,081
4,323	Vornado Realty Trust	204,391
2,692	Weingarten Realty Investors	88,217
11,046	Welltower Inc.	825,909
19,731	Weyerhaeuser Co.	748,989
4,340	WP Carey Inc.	327,453

	Total Equity Real Estate Investment Trusts (REITs)	61,860,219

Real Estate Management & Development - 0.0%
8,677	CBRE Group Inc., Class A Shares*	761,667
1,168	Howard Hughes Corp. (The)*	123,609
1,315	Jones Lang LaSalle Inc.*	265,959

	Total Real Estate Management & Development	1,151,235

	TOTAL REAL ESTATE	63,011,454

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.7%
Electric Utilities - 1.3%
6,596	Alliant Energy Corp.	$376,961
13,128	American Electric Power Co., Inc.	1,129,008
1,630	Avangrid Inc.	85,868
19,430	Duke Energy Corp.	1,947,275
139,491	Edison International	7,793,362
5,306	Entergy Corp.	558,510
5,978	Evergy Inc.	370,576
9,046	Eversource Energy	734,445
25,736	Exelon Corp.	1,161,208
14,317	FirstEnergy Corp.	542,757
3,042	Hawaiian Electric Industries Inc.	130,958
1,429	IDACORP Inc.	139,971
51,789	NextEra Energy Inc.	3,791,991
106,734	NRG Energy Inc.	3,431,498
4,819	OGE Energy Corp.	166,256
33,982	PG&E Corp.*	344,577
2,875	Pinnacle West Capital Corp.	243,168
20,356	PPL Corp.	592,563
27,933	Southern Co. (The)	1,785,477
13,886	Xcel Energy Inc.	984,240

	Total Electric Utilities	26,310,669

Gas Utilities - 0.0%
3,419	Atmos Energy Corp.	339,062
2,437	National Fuel Gas Co.	126,456
5,280	UGI Corp.	243,144

	Total Gas Utilities	708,662

Independent Power & Renewable Electricity Producers - 0.0%
17,459	AES Corp. (The)	443,633
12,544	Vistra Corp.	202,837

	Total Independent Power & Renewable Electricity Producers	646,470

Multi-Utilities - 0.4%
6,504	Ameren Corp.(a)	547,637
13,229	CenterPoint Energy Inc.	334,694
7,774	CMS Energy Corp.	487,741
8,953	Consolidated Edison Inc.	691,530
21,559	Dominion Energy Inc.	1,641,502
5,074	DTE Energy Co.	700,161
5,142	MDU Resources Group Inc.	173,080
10,108	NiSource Inc.	257,754
13,348	Public Service Enterprise Group Inc.	829,178
7,660	Sempra Energy	1,037,853
8,295	WEC Energy Group Inc.	778,983

	Total Multi-Utilities	7,480,113

Water Utilities - 0.0%
4,787	American Water Works Co., Inc.	742,081
5,679	Essential Utilities Inc.	271,456

	Total Water Utilities	1,013,537

	TOTAL UTILITIES	36,159,451

	TOTAL COMMON STOCKS (Cost - $987,027,270)	2,015,081,411

CLOSED END MUTUAL FUND SECURITY - 1.0%
FINANCIALS - 1.0%
Capital Markets - 1.0%
278,711	iShares® Core S&P U.S. Value ETF, Common Class Shares(a) (Cost - $15,841,906)	20,410,007

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,002,869,176)	2,035,491,418

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (c) - 3.7%
MONEY MARKET FUND - 1.9%
$ 38,374,784		Invesco STIT - Government & Agency Portfolio, 0.030%, Institutional Class(d) (Cost - $38,374,784)	$38,374,784

TIME DEPOSITS - 1.8%
13,834,359		ANZ National Bank - London, 0.005% due 6/1/21	13,834,359
29,804	CAD	BBH - Grand Cayman, 0.010% due 5/31/21	24,682
8,742,021		BNP Paribas - Paris, 0.005% due 6/1/21	8,742,021
15,425,632		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	15,425,632

		TOTAL TIME DEPOSITS (Cost - $38,026,694)	38,026,694

		TOTAL SHORT-TERM INVESTMENTS (Cost - $76,401,478)	76,401,478

		TOTAL INVESTMENTS - 101.7% (Cost - $1,079,270,654)	2,111,892,896

		Liabilities in Excess of Other Assets - (1.7)%	(35,030,852)

		TOTAL NET ASSETS - 100.0%	$2,076,862,044

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As of May 28, 2021, total cost and total market value of affiliated securities amounted to $877,052 and $3,361,967, respectively.

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/Interest Income	Ending Value as of May 28, 2021
Morgan Stanley	$1,721,653	$224,424	$(260,713)	$117,447	$1,559,156	$39,780	$3,361,967

(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.8%.
(d)	Represents investments of collateral received from securities lending transactions.

At May 28, 2021, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,079,270,654	$1,053,623,848	$(20,209,532)	$1,033,414,316

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	26.7%
Health Care	14.1
Consumer Discretionary	12.6
Financials	11.2
Industrials	10.2
Communication Services	9.3
Consumer Staples	4.6
Real Estate	3.0
Materials	2.9
Energy	1.9
Utilities	1.7
Short-Term Investments	1.8

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 28, 2021, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures.	68	6/21	$13,526,569	$14,288,500	$761,931
S&P MidCap 400 E-mini Index June Futures	4	6/21	1,060,537	1,090,680	30,143

					$792,074

At May 28, 2021, Large Cap Equity Fund had deposited cash of $805,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.0%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.1%
2,933	Alaska Communications Systems Group Inc.*	$9,738
591	Anterix Inc.*	29,231
595	ATN International Inc.	28,126
950	Bandwidth Inc., Class A Shares*	112,375
1,942	Cincinnati Bell Inc.*	29,907
2,116	Cogent Communications Holdings Inc.	159,970
4,038	Consolidated Communications Holdings Inc.*	37,796
991	IDT Corp., Class B Shares*	28,600
5,593	Iridium Communications Inc.*	213,709
1,068	Liberty Latin America Ltd., Class A Shares*	15,240
8,167	Liberty Latin America Ltd., Class C Shares*	117,441
1,271	Ooma Inc.*	24,670
2,923	ORBCOMM Inc.*	32,708

	Total Diversified Telecommunication Services	839,511

Entertainment - 0.6%
17,843	AMC Entertainment Holdings Inc., Class A Shares*(a)	466,059
4,675	Cinemark Holdings Inc.*(a)	105,936
7,782	Eros STX Global Corp.*	9,338
276	Gaia Inc., Class A Shares*	3,204
1,952	IMAX Corp.*	42,183
594	Liberty Media Corp-Liberty Braves, Class A Shares*	16,585
2,091	Liberty Media Corp-Liberty Braves, Class C Shares*	57,189
1,079	Liberty Media Corp-Liberty Formula One, Class A Shares*	43,203
9,377	Liberty Media Corp-Liberty Formula One, Class C Shares*(a)	418,683
3,046	Lions Gate Entertainment Corp., Class A Shares*	59,336
5,022	Lions Gate Entertainment Corp., Class B Shares*	87,282
931	LiveXLive Media Inc.*	4,599
960	Madison Square Garden Entertainment Corp.*	85,661
3,436	Madison Square Garden Sports Corp., Class A Shares*	635,798
1,226	Marcus Corp. (The)*	25,881
13,060	World Wrestling Entertainment Inc., Class A Shares(a)	729,270
169,545	Zynga Inc., Class A Shares*	1,837,868

	Total Entertainment	4,628,075

Interactive Media & Services - 0.3%
4,205	Cargurus Inc., Class A Shares*	118,665
2,511	Cars.com Inc.*	36,686
2,121	DHI Group Inc.*	6,787
2,915	Eventbrite Inc., Class A Shares*(a)	59,175
774	EverQuote Inc., Class A Shares*	24,404
3,362	Liberty TripAdvisor Holdings Inc., Class A Shares*	16,003
498	MediaAlpha Inc., Class A Shares*	21,076
1,891	QuinStreet Inc.*	34,246
4,754	TripAdvisor Inc.*	206,561
5,080	TrueCar Inc.*	30,023
3,528	Yelp Inc., Class A Shares*	141,508
2,831	Zillow Group Inc., Class A Shares*	334,879
6,879	Zillow Group Inc., Class C Shares*(a)	807,044

	Total Interactive Media & Services	1,837,057

Media - 1.2%
1,444	AMC Networks Inc., Class A Shares*(a)	77,514
700	Boston Omaha Corp., Class A Shares*	21,462
1,517	Cable One Inc.	2,754,204
1,405	Cardlytics Inc.*	149,703
3,423	comScore Inc.*	13,692
69,549	Criteo SA, ADR*	2,590,005

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.3% - (continued)
Media - 1.2% - (continued)
62	Daily Journal Corp.*	$19,809
930	Emerald Holding Inc.*	5,254
6,016	Entercom Communications Corp., Class A Shares*	26,170
2,331	Entravision Communications Corp., Class A Shares	10,886
3,017	EW Scripps Co. (The), Class A Shares(a)	63,990
2,051	Fluent Inc.*	5,927
7,491	Gannett Co., Inc.*	38,429
4,483	Gray Television Inc.	104,275
634	Hemisphere Media Group Inc., Class A Shares*	7,843
3,322	iHeartMedia Inc., Class A Shares*	77,104
18,416	Interpublic Group of Cos., Inc. (The)	620,435
1,963	John Wiley & Sons Inc., Class A Shares(a)	124,415
764	Loral Space & Communications Inc.	28,917
5,147	Magnite Inc.*(a)	152,866
1,905	Meredith Corp.*	64,160
1,272	MSG Networks Inc., Class A Shares*	19,614
1,390	National CineMedia Inc.	6,728
7,749	New York Times Co. (The), Class A Shares	331,812
18,606	News Corp., Class A Shares	502,176
5,600	News Corp., Class B Shares	143,864
2,021	Nexstar Media Group Inc., Class A Shares	307,010
152	Saga Communications Inc., Class A Shares*	3,589
1,571	Scholastic Corp.	52,911
2,329	Sinclair Broadcast Group Inc., Class A Shares(a)	78,464
1,034	TechTarget Inc.*	72,700
10,315	TEGNA Inc.	200,008
2,901	WideOpenWest Inc.*	48,360

	Total Media	8,724,296

Wireless Telecommunication Services - 0.1%
1,404	Boingo Wireless Inc.*	19,628
2,907	Gogo Inc.*(a)	39,593
2,388	Shenandoah Telecommunications Co.	119,137
801	Spok Holdings Inc.	9,348
5,208	Telephone & Data Systems Inc.	133,950
846	United States Cellular Corp.*	31,936

	Total Wireless Telecommunication Services	353,592

	TOTAL COMMUNICATION SERVICES	16,382,531

CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.5%
4,433	Adient PLC*	221,916
4,554	American Axle & Manufacturing Holdings Inc.*	51,005
11,634	BorgWarner Inc.	596,708
2,401	Cooper Tire & Rubber Co.	142,571
800	Cooper-Standard Holdings Inc.*	23,808
6,693	Dana Inc.	181,581
1,180	Dorman Products Inc.*	120,808
1,959	Fox Factory Holding Corp.*	304,585
11,645	Gentex Corp.(a)	413,398
1,590	Gentherm Inc.*	115,323
11,482	Goodyear Tire & Rubber Co. (The)*	227,688
1,263	LCI Industries	188,250
2,853	Lear Corp.	551,656
2,230	Modine Manufacturing Co.*	39,226
1,072	Motorcar Parts of America Inc.*	25,053
979	Patrick Industries Inc.	83,900
889	Standard Motor Products Inc.	40,023
1,385	Stoneridge Inc.*	42,159
2,911	Tenneco Inc., Class A Shares*	45,644
1,278	Visteon Corp.*(a)	156,504
912	XPEL Inc.*	74,784

	Total Auto Components	3,646,590

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.2% - (continued)
Automobiles - 0.1%
7,264	Harley-Davidson Inc.	$352,086
2,536	Thor Industries Inc.	311,928
1,437	Winnebago Industries Inc.	106,280
3,953	Workhorse Group Inc.*(a)	37,040

	Total Automobiles	807,334

Distributors - 0.1%
2,147	Core-Mark Holding Co., Inc.	98,461
878	Funko Inc., Class A Shares*	23,048
421	Greenlane Holdings Inc., Class A Shares*(a)	1,633
1,852	Pool Corp.	808,491
241	Weyco Group Inc.	4,960

	Total Distributors	936,593

Diversified Consumer Services - 0.7%
16,623	2U Inc.*(a)	605,410
2,185	Adtalem Global Education Inc.*	79,490
838	American Public Education Inc.*	23,464
1,014	Aspen Group Inc.*	5,901
15,068	Bright Horizons Family Solutions Inc.*	2,082,850
928	Carriage Services Inc., Class A Shares	35,598
6,209	Chegg Inc.*	477,534
4,255	frontdoor Inc.*	228,494
179	Graham Holdings Co., Class B Shares	118,595
2,204	Grand Canyon Education Inc.*(a)	200,432
8,645	H&R Block Inc.	214,569
5,527	Houghton Mifflin Harcourt Co.*	54,938
4,656	Laureate Education Inc., Class A Shares*	68,024
1,806	OneSpaWorld Holdings Ltd.*	20,245
3,809	Perdoceo Education Corp.*	46,432
1,186	Regis Corp.*	10,840
8,006	Service Corp. International(a)	424,478
1,153	Strategic Education Inc.(a)	81,679
1,738	Stride Inc.*	46,717
6,278	Terminix Global Holdings Inc.*	309,757
1,566	Universal Technical Institute Inc.*	9,474
4,255	Vivint Smart Home Inc.*	59,187
2,394	WW International Inc.*	94,084

	Total Diversified Consumer Services	5,298,192

Hotels, Restaurants & Leisure - 2.0%
2,216	Accel Entertainment Inc., Class A Shares*	29,074
10,759	Aramark	401,849
903	Bally’s Corp.*	52,401
3	Biglari Holdings Inc., Class A Shares*	2,459
43	Biglari Holdings Inc., Class B Shares*	6,887
1,137	BJ’s Restaurants Inc.*(a)	62,853
4,233	Bloomin’ Brands Inc.*	125,085
628	Bluegreen Vacations Holding Corp., Class A Shares*	13,182
3,816	Boyd Gaming Corp.*	245,712
2,111	Brinker International Inc.*(a)	129,721
8,531	Caesars Entertainment Inc.*	916,656
2,267	Carrols Restaurant Group Inc.*	13,398
1,124	Century Casinos Inc.*	15,725
20,476	Cheesecake Factory Inc. (The)*	1,204,398
1,647	Choice Hotels International Inc.*	199,139
8,290	Churchill Downs Inc.	1,654,104
783	Chuy’s Holdings Inc.*	32,455
1,105	Cracker Barrel Old Country Store Inc.	174,281
1,879	Dave & Buster’s Entertainment Inc.*	79,444
1,875	Del Taco Restaurants Inc.	19,050

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.2% - (continued)
Hotels, Restaurants & Leisure - 2.0% - (continued)
2,847	Denny’s Corp.*	$50,050
1,898	Diamond Resorts International Inc.*#	–
709	Dine Brands Global Inc.*	67,320
1,056	El Pollo Loco Holdings Inc.*	17,804
4,367	Everi Holdings Inc.*	90,528
8,352	Extended Stay America Inc.	164,618
893	Fiesta Restaurant Group Inc.*	12,136
1,592	GAN Ltd.*	27,542
881	Golden Entertainment Inc.*	37,566
3,841	Hilton Grand Vacations Inc.*	175,649
1,841	Hyatt Hotels Corp., Class A Shares*	143,745
77,294	International Game Technology PLC*	1,875,152
1,121	Jack in the Box Inc.	127,346
296	Kura Sushi USA Inc., Class A Shares*	12,722
1,459	Lindblad Expeditions Holdings Inc.*	24,832
1,920	Marriott Vacations Worldwide Corp.*	330,797
697	Monarch Casino & Resort Inc.*	49,738
185	Nathan’s Famous Inc.	11,945
232	NEOGAMES SA*	14,871
2,016	Noodles & Co., Class A Shares*	25,966
17,278	Norwegian Cruise Line Holdings Ltd.*(a)	551,168
1,506	Papa John’s International Inc.(a)	141,489
7,383	Penn National Gaming Inc.*(a)	605,184
3,912	Planet Fitness Inc., Class A Shares*	308,148
118,940	Playa Hotels & Resorts NV*	869,451
1,121	PlayAGS Inc.*	11,412
426	RCI Hospitality Holdings Inc.	33,015
767	Red Robin Gourmet Burgers Inc.*	27,505
3,393	Red Rock Resorts Inc., Class A Shares*(a)	151,837
1,747	Ruth’s Hospitality Group Inc.*	42,173
2,690	Scientific Games Corp., Class A Shares*	195,133
13,758	SeaWorld Entertainment Inc.*	748,848
1,732	Shake Shack Inc., Class A Shares*(a)	162,773
3,605	Six Flags Entertainment Corp.*	163,775
1,394	Target Hospitality Corp.*	5,367
3,091	Texas Roadhouse Inc., Class A Shares	311,295
3,993	Travel + Leisure Co.	260,144
1,913	Vail Resorts Inc.*(a)	625,321
8,321	Wendy’s Co. (The)	193,214
1,389	Wingstop Inc.(a)	198,182
4,360	Wyndham Hotels & Resorts Inc.	327,262

	Total Hotels, Restaurants & Leisure	14,570,896

Household Durables - 1.5%
1,540	Beazer Homes USA Inc.*	36,667
1,304	Casper Sleep Inc.*	11,906
451	Cavco Industries Inc.*	99,793
1,319	Century Communities Inc.*	107,340
1,148	Ethan Allen Interiors Inc.	33,143
6,222	GoPro Inc., Class A Shares*	69,811
1,313	Green Brick Partners Inc.*	30,645
302	Hamilton Beach Brands Holding Co., Class A Shares	7,610
1,162	Helen of Troy Ltd.*	244,578
681	Hooker Furniture Corp.	24,414
1,062	Installed Building Products Inc.	125,953
1,272	iRobot Corp.*	124,274
4,365	KB Home(a)	204,326
2,174	La-Z-Boy Inc.(a)	89,634
368	Legacy Housing Corp.*	7,007
6,286	Leggett & Platt Inc.	345,919
1,051	LGI Homes Inc.*	190,031

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.2% - (continued)
Household Durables - 1.5% - (continued)
500	Lifetime Brands Inc.	$7,500
489	Lovesac Co. (The)*	40,597
1,210	M/I Homes Inc.*	85,329
2,608	MDC Holdings Inc.	151,134
1,720	Meritage Homes Corp.*	185,192
2,774	Mohawk Industries Inc.*	584,426
50,500	Newell Brands Inc.	1,448,845
161	NVR Inc.*	786,844
12,866	PulteGroup Inc.	743,526
1,630	Purple Innovation Inc., Class A Shares*	46,488
2,688	Skyline Champion Corp.*	136,147
5,702	Sonos Inc.*	210,974
5,839	Taylor Morrison Home Corp., Class A Shares*	172,951
40,371	Tempur Sealy International Inc.(a)	1,554,284
5,318	Toll Brothers Inc.	346,946
10,620	TopBuild Corp.*	2,103,291
5,479	Tri Pointe Homes Inc.*	132,153
2,118	Tupperware Brands Corp.*	54,306
701	Universal Electronics Inc.*	35,092
1,020	VOXX International Corp., Class A Shares*	15,341

	Total Household Durables	10,594,417

Internet & Direct Marketing Retail - 0.4%
23,241	1-800-Flowers.com Inc., Class A Shares*(a)	708,153
1,895	CarParts.com Inc.*	30,964
429	Duluth Holdings Inc., Class B Shares*	6,907
5,633	Etsy Inc.*	927,924
1,217	Groupon Inc., Class A Shares*	57,503
4,380	Grubhub Inc.*	263,282
533	Lands’ End Inc.*	13,650
1,398	Liquidity Services Inc.*	33,426
1,989	Overstock.com Inc.*(a)	169,920
960	PetMed Express Inc.	27,744
3,827	Quotient Technology Inc.*	45,006
18,117	Qurate Retail Inc., Class A Shares	246,935
2,758	RealReal Inc. (The)*	48,182
963	Shutterstock Inc.	87,392
805	Stamps.com Inc.*	151,083
2,796	Stitch Fix Inc., Class A Shares*(a)	149,474
4,149	Waitr Holdings Inc.*	8,423

	Total Internet & Direct Marketing Retail	2,975,968

Leisure Products - 0.4%
1,574	Acushnet Holdings Corp.	83,737
770	American Outdoor Brands Inc.*	24,663
11,610	BRP Inc.	979,071
3,769	Brunswick Corp.	385,305
4,340	Callaway Golf Co.*	160,233
773	Clarus Corp.	18,312
544	Escalade Inc.	13,301
285	Johnson Outdoors Inc., Class A Shares	34,824
967	Malibu Boats Inc., Class A Shares*	75,832
338	Marine Products Corp.	5,489
1,019	MasterCraft Boat Holdings Inc.*	28,287
16,376	Mattel Inc.*	347,335
1,615	Nautilus Inc.*	29,086
2,773	Polaris Inc.	363,873
3,080	Smith & Wesson Brands Inc.	65,481
748	Sturm Ruger & Co., Inc.	59,047
3,013	Vista Outdoor Inc.*	131,337
3,798	YETI Holdings Inc.*	332,705

	Total Leisure Products	3,137,918

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.2% - (continued)
Multiline Retail - 0.2%
1,714	Big Lots Inc.	$104,451
328	Dillard’s Inc., Class A Shares	43,266
1,146	Franchise Group Inc.	42,333
7,489	Kohl’s Corp.	415,565
14,705	Macy’s Inc.*	268,807
5,172	Nordstrom Inc.*	173,469
2,599	Ollie’s Bargain Outlet Holdings Inc.*(a)	224,658

	Total Multiline Retail	1,272,549

Specialty Retail - 2.3%
1,850	Aaron’s Co., Inc. (The)	66,545
2,876	Abercrombie & Fitch Co., Class A Shares*	122,805
1,389	Academy Sports & Outdoors Inc.*	50,740
7,119	American Eagle Outfitters Inc.(a)	252,226
318	America’s Car-Mart Inc.*(a)	52,276
905	Asbury Automotive Group Inc.*	179,452
2,775	At Home Group Inc.*	104,174
2,693	AutoNation Inc.*(a)	275,036
5,714	Bed Bath & Beyond Inc.*(a)	159,935
1,341	Boot Barn Holdings Inc.*	102,439
1,495	Buckle Inc. (The)(a)	62,969
14,043	Caleres Inc.(a)	352,198
1,422	Camping World Holdings Inc., Class A Shares(a)	63,123
14,149	CarMax Inc.*	1,629,823
1,221	Cato Corp. (The), Class A Shares*	18,877
34,268	Chico’s FAS Inc.*(a)	159,346
7,024	Children’s Place Inc. (The)*(a)	653,162
480	Citi Trends Inc.*	40,003
814	Conn’s Inc.*	18,877
1,498	Container Store Group Inc. (The)*	20,313
29,951	Designer Brands Inc., Class A Shares*(a)	523,843
3,103	Dick’s Sporting Goods Inc.	302,636
2,386	Express Inc.*	10,236
8,452	Five Below Inc.*	1,556,182
4,489	Floor & Decor Holdings Inc., Class A Shares*	441,314
4,912	Foot Locker Inc.	310,881
2,710	GameStop Corp., Class A Shares*(a)	601,620
8,673	Gap Inc. (The)	290,112
748	Genesco Inc.*	41,140
807	Group 1 Automotive Inc.(a)	128,700
1,817	GrowGeneration Corp.*	80,693
2,065	Guess? Inc.	60,649
812	Haverty Furniture Cos., Inc.	37,303
750	Hibbett Sports Inc.*	63,570
10,938	L Brands Inc.*	764,238
4,064	Leslie’s Inc.*(a)	118,506
1,380	Lithia Motors Inc., Class A Shares	485,746
1,569	Lumber Liquidators Holdings Inc.*	35,742
972	MarineMax Inc.*(a)	49,990
18,209	Monro Inc.(a)	1,135,149
1,214	Murphy USA Inc.	163,659
34,751	National Vision Holdings Inc.*	1,726,082
15,454	ODP Corp. (The)*	675,958
461	OneWater Marine Inc., Class A Shares*	22,700
1,484	Penske Automotive Group Inc.	127,016
2,528	Petco Health & Wellness Co., Inc., Class A Shares*(a)	57,259
2,243	Rent-A-Center Inc.	138,640
747	RH*(a)	478,864
5,032	Sally Beauty Holdings Inc.*	109,748
312	Shoe Carnival Inc.	21,063
2,447	Signet Jewelers Ltd.*	148,239

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.2% - (continued)
Specialty Retail - 2.3% - (continued)
1,276	Sleep Number Corp.*	$142,261
1,119	Sonic Automotive Inc., Class A Shares	53,969
1,617	Sportsman’s Warehouse Holdings Inc.*	28,783
429	Tilly’s Inc., Class A Shares*	5,860
3,205	Urban Outfitters Inc.*	125,508
4,897	Vroom Inc.*(a)	216,496
3,666	Williams-Sonoma Inc.	621,534
173	Winmark Corp.	33,877
908	Zumiez Inc.*	39,789

	Total Specialty Retail	16,359,874

Textiles, Apparel & Luxury Goods - 1.0%
6,833	Capri Holdings Ltd.*	387,499
14,570	Carter’s Inc.	1,489,637
1,447	Columbia Sportswear Co.	148,650
3,174	Crocs Inc.*	321,336
1,332	Deckers Outdoor Corp.*	446,806
2,154	Fossil Group Inc.*	30,414
2,282	G-III Apparel Group Ltd.*	75,397
16,513	Hanesbrands Inc.	322,664
2,559	Kontoor Brands Inc.	163,827
426	Lakeland Industries Inc.*	10,744
703	Movado Group Inc.	19,494
710	Oxford Industries Inc.	67,983
3,336	PVH Corp.*	383,040
2,244	Ralph Lauren Corp., Class A Shares*	278,436
175	Rocky Brands Inc.	10,206
6,375	Skechers USA Inc., Class A Shares*	302,813
3,793	Steven Madden Ltd.	157,030
353	Superior Group of Cos., Inc.	9,012
13,175	Tapestry Inc.*	591,426
8,587	Under Armour Inc., Class A Shares*	193,894
9,854	Under Armour Inc., Class C Shares*(a)	187,817
433	Unifi Inc.*	11,921
915	Vera Bradley Inc.*	10,504
37,015	Wolverine World Wide Inc.	1,349,567

	Total Textiles, Apparel & Luxury Goods	6,970,117

	TOTAL CONSUMER DISCRETIONARY	66,570,448

CONSUMER STAPLES - 3.9%
Beverages - 0.2%
426	Boston Beer Co., Inc. (The), Class A Shares*(a)	450,776
2,728	Brown-Forman Corp., Class B Shares	219,222
1,843	Celsius Holdings Inc.*(a)	120,790
213	Coca-Cola Consolidated Inc.(a)	86,248
478	MGP Ingredients Inc.	33,312
1,225	National Beverage Corp.(a)	61,164
5,798	NewAge Inc.*	13,742
7,175	Primo Water Corp.	124,199

	Total Beverages	1,109,453

Food & Staples Retailing - 0.3%
7,613	Albertsons Cos., Inc., Class A Shares(a)	146,093
1,628	Andersons Inc. (The)	50,598
6,494	BJ’s Wholesale Club Holdings Inc.*(a)	290,866
1,752	Casey’s General Stores Inc.	386,912
1,515	Chefs’ Warehouse Inc. (The)*	46,601
3,381	Grocery Outlet Holding Corp.*	115,191
1,917	HF Foods Group Inc.*	11,713
526	Ingles Markets Inc., Class A Shares	32,580
321	Natural Grocers by Vitamin Cottage Inc.	3,849
6,188	Performance Food Group Co.*	310,204
1,104	PriceSmart Inc.	97,483

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 3.9% - (continued)
Food & Staples Retailing - 0.3% - (continued)
2,186	Rite Aid Corp.*	$39,938
1,740	SpartanNash Co.	36,488
5,533	Sprouts Farmers Market Inc.*	147,178
2,862	United Natural Foods Inc.*	108,642
10,437	US Foods Holding Corp.*	406,417
542	Village Super Market Inc., Class A Shares	13,068
487	Weis Markets Inc.	24,779

	Total Food & Staples Retailing	2,268,600

Food Products - 1.9%
325	Alico Inc.	10,400
2,767	B&G Foods Inc.(a)	84,670
2,488	Beyond Meat Inc.*(a)	361,805
71	Bridgford Foods Corp.*	1,255
6,505	Bunge Ltd.	564,764
3,467	Calavo Growers Inc.(a)	246,850
77,429	Cal-Maine Foods Inc.(a)	2,703,046
7,645	Darling Ingredients Inc.*	523,377
956	Farmer Brothers Co.*	11,510
9,556	Flowers Foods Inc.	230,204
1,267	Fresh Del Monte Produce Inc.	42,406
1,940	Freshpet Inc.*	343,031
26,672	Hain Celestial Group Inc. (The)*(a)	1,087,151
5,051	Hostess Brands Inc., Class A Shares*(a)	79,200
3,216	Ingredion Inc.(a)	305,295
778	J&J Snack Foods Corp.	136,601
455	John B Sanfilippo & Son Inc.	42,456
6,972	Lamb Weston Holdings Inc.	575,120
900	Lancaster Colony Corp.(a)	168,003
36	Landec Corp.*	431
80	Limoneira Co.	1,503
16,325	Mission Produce Inc.*(a)	331,561
2,665	Pilgrim’s Pride Corp.*	64,067
2,883	Post Holdings Inc.*(a)	333,073
19,970	Sanderson Farms Inc.	3,250,118
14	Seaboard Corp.	51,310
375	Seneca Foods Corp., Class A Shares*	17,340
3,961	Simply Good Foods Co. (The)*(a)	136,773
543	Tootsie Roll Industries Inc.	16,990
36,653	TreeHouse Foods Inc.*	1,785,368
1,131	Vital Farms Inc.*	24,079

	Total Food Products	13,529,757

Household Products - 0.4%
409	Central Garden & Pet Co., Class A Shares*	22,466
1,904	Central Garden & Pet Co., Class A Shares*(a)	96,057
3,368	Energizer Holdings Inc.	155,063
8,815	Henkel AG & Co. KGaA, ADR	219,793
17,736	Kimberly-Clark Corp.	2,316,854
205	Oil-Dri Corp. of America	7,493
2,249	Reynolds Consumer Products Inc.	67,785
1,988	Spectrum Brands Holdings Inc.	176,713
670	WD-40 Co.(a)	164,016

	Total Household Products	3,226,240

Personal Products - 1.1%
202,301	Beiersdorf AG, ADR	4,796,557
1,626	BellRing Brands Inc., Class A Shares*	46,634
13,348	Coty Inc., Class A Shares*	118,931
2,797	Edgewell Personal Care Co.(a)	126,928
2,343	elf Beauty Inc.*	65,604
24,409	Herbalife Nutrition Ltd.*	1,283,181
814	Inter Parfums Inc.(a)	62,255

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 3.9% - (continued)
Personal Products - 1.1% - (continued)
920	Lifevantage Corp.*	$7,332
509	Medifast Inc.	169,115
462	Nature’s Sunshine Products Inc.	9,466
15,122	Nu Skin Enterprises Inc., Class A Shares(a)	909,740
325	Revlon Inc., Class A Shares*(a)	4,163
580	USANA Health Sciences Inc.*	61,329
2,601	Veru Inc.*	22,967

	Total Personal Products	7,684,202

Tobacco - 0.0%
454	Turning Point Brands Inc.	19,417
1,125	Universal Corp.	63,045
6,288	Vector Group Ltd.(a)	86,460

	Total Tobacco	168,922

	TOTAL CONSUMER STAPLES	27,987,174

ENERGY - 1.7%
Energy Equipment & Services - 0.4%
5,795	Archrock Inc.	53,314
1,053	Aspen Aerogels Inc.*	21,355
284	Bristow Group Inc.*	7,748
2,103	Cactus Inc., Class A Shares(a)	73,689
8,761	ChampionX Corp.*	232,167
743	DMC Global Inc.*	39,357
8,000	Dril-Quip Inc.*	268,240
1,217	Exterran Corp.*	5,744
1,500	Forum Energy Technologies Inc.*	38,310
8,417	Frank’s International NV*	28,281
4,872	Helix Energy Solutions Group Inc.*	25,481
5,076	Helmerich & Payne Inc.	143,397
7,488	ION Geophysical Corp.*	15,051
4,173	Liberty Oilfield Services Inc., Class A Shares*	62,428
349	Nabors Industries Ltd.*	32,673
984	National Energy Services Reunited Corp.*	12,625
5,187	Newpark Resources Inc.*	17,325
60,210	NexTier Oilfield Solutions Inc.*	255,892
17,959	NOV Inc.*	289,499
26,950	Oceaneering International Inc.*	384,576
18,286	Oil States International Inc.*(a)	117,579
29,089	Patterson-UTI Energy Inc.	243,475
3,675	ProPetro Holding Corp.*	36,529
3,734	RPC Inc.*	18,334
3,334	Select Energy Services Inc., Class A Shares*	18,937
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	13,407
34,152	TETRA Technologies Inc.*	122,947
1,554	Tidewater Inc.*	21,383
30,516	Transocean Ltd.*	115,350
3,716	US Silica Holdings Inc.*	38,126

	Total Energy Equipment & Services	2,753,219

Oil, Gas & Consumable Fuels - 1.3%
166	Adams Resources & Energy Inc.	4,502
14,431	Antero Midstream Corp.	138,538
11,404	Antero Resources Corp.*	147,226
17,993	APA Corp.	374,254
776	Arch Resources Inc.*	44,286
1,299	Ardmore Shipping Corp.*	5,833
4,260	Berry Corp.	27,094
1,131	Bonanza Creek Energy Inc.*	48,588
1,533	Brigham Minerals Inc., Class A Shares	27,809
4,764	Cimarex Energy Co.	322,761
6,617	Clean Energy Fuels Corp.*	52,407
10,296	CNX Resources Corp.*	140,232

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.7% - (continued)
Oil, Gas & Consumable Fuels - 1.3% - (continued)
671	Comstock Resources Inc.*	$3,778
1,079	CONSOL Energy Inc.*	16,552
4,895	Contango Oil & Gas Co.*	21,342
3,726	Continental Resources Inc.(a)	121,356
1,608	CVR Energy Inc.*	33,366
2,737	Delek US Holdings Inc.	61,008
69,963	Devon Energy Corp.	1,858,217
5,873	DHT Holdings Inc.	37,587
1,459	Diamond S Shipping Inc.*	15,597
13,938	Diamondback Energy Inc.	1,116,016
1,888	Dorian LPG Ltd.*	26,828
660	Earthstone Energy Inc., Class A Shares*	6,343
6,337	Energy Fuels Inc.*	41,127
13,103	EQT Corp.*(a)	273,591
18,928	Equitrans Midstream Corp.	155,967
969	Evolution Petroleum Corp.	3,576
1,579	Falcon Minerals Corp.	7,358
4,770	Frontline Ltd.	40,640
5,145	Golar LNG Ltd.*	65,341
224	Goodrich Petroleum Corp.*	2,480
1,908	Green Plains Inc.*	60,846
7,052	HollyFrontier Corp.	228,978
1,318	International Seaways Inc.	26,413
17,250	Kosmos Energy Ltd.*	54,855
5,737	Magnolia Oil & Gas Corp., Class A Shares*	74,122
37,584	Marathon Oil Corp.	455,142
5,154	Matador Resources Co.	157,919
7,638	Murphy Oil Corp.	165,668
175	NACCO Industries Inc., Class A Shares	4,478
636	NextDecade Corp.*	1,227
7,882	Nordic American Tankers Ltd.	27,429
3,617	Overseas Shipholding Group Inc., Class A Shares*	8,355
12,383	Ovintiv Inc.	329,759
1,976	Par Pacific Holdings Inc.*	27,506
4,926	PBF Energy Inc., Class A Shares*	79,506
13,272	PDC Energy Inc.*	560,344
3,508	Peabody Energy Corp.*	23,258
589	Penn Virginia Corp.*	11,356
28	PrimeEnergy Resources Corp.*	1,156
51,769	Range Resources Corp.*(a)	701,988
1,976	Renewable Energy Group Inc.*	120,674
219	REX American Resources Corp.*	21,031
2,103	Scorpio Tankers Inc.	47,065
3,173	SFL Corp., Ltd.	27,478
4,965	SM Energy Co.	98,803
30,459	Southwestern Energy Co.*	157,473
669	Talos Energy Inc.*	9,486
10,716	Targa Resources Corp.	416,424
8,170	Tellurian Inc.*	35,621
10,570	Uranium Energy Corp.*	33,084
5,333	W&T Offshore Inc.*	19,945
50	Whiting Petroleum Corp.*	2,289
2,744	World Fuel Services Corp.	84,323

	Total Oil, Gas & Consumable Fuels	9,315,601

	TOTAL ENERGY	12,068,820

FINANCIALS - 13.3%
Banks - 5.4%
350	1st Constitution Bancorp	7,385
963	1st Source Corp.	47,640
494	ACNB Corp.	14,227

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.4% - (continued)
950	Allegiance Bancshares Inc.	$38,532
624	Altabancorp	28,704
634	Amalgamated Financial Corp.	10,315
1,137	Amerant Bancorp Inc., Class A Shares*	27,424
732	American National Bankshares Inc.	25,386
3,144	Ameris Bancorp	172,731
548	Ames National Corp.	13,864
777	Arrow Financial Corp.	28,827
7,669	Associated Banc-Corp.	176,310
874	Atlantic Capital Bancshares Inc.*	24,577
3,525	Atlantic Union Bankshares Corp.	144,595
136	Auburn National Bancorporation Inc.	5,195
2,293	Banc of California Inc.	40,150
727	BancFirst Corp.	50,141
2,309	Bancorp Inc. (The)*(a)	55,970
4,569	BancorpSouth Bank	139,720
331	Bank First Corp.	23,574
485	Bank of Commerce Holdings	7,154
1,780	Bank of Hawaii Corp.	159,737
518	Bank of Marin Bancorp	17,462
2,561	Bank of NT Butterfield & Son Ltd. (The)	97,677
221	Bank of Princeton (The)	6,504
5,855	Bank OZK(a)	250,067
201	Bank7 Corp.	3,664
701	BankFinancial Corp.	7,746
74,207	BankUnited Inc.	3,546,353
317	Bankwell Financial Group Inc.	9,054
7,062	Banner Corp.	413,339
911	Bar Harbor Bankshares	27,731
780	Baycom Corp.*	14,446
686	BCB Bancorp Inc.	10,022
25,096	Berkshire Hills Bancorp Inc.(a)	696,414
1,497	BOK Financial Corp.	136,287
4,532	Boston Private Financial Holdings Inc.	69,476
4,128	Brookline Bancorp Inc.	69,598
619	Bryn Mawr Bank Corp.	29,588
797	Business First Bancshares Inc.	19,447
1,431	Byline Bancorp Inc.	33,027
237	C&F Financial Corp.	11,727
5,682	Cadence BanCorp, Class A Shares	127,163
430	California BanCorp*	8,131
388	Cambridge Bancorp	33,271
760	Camden National Corp.	36,191
297	Capital Bancorp Inc.*	6,531
632	Capital City Bank Group Inc.	16,938
187	Capstar Financial Holdings Inc.	4,093
946	Carter Bankshares Inc.*	14,729
3,917	Cathay General Bancorp	163,261
286	CB Financial Services Inc.	6,220
674	CBTX Inc.	19,950
1,125	Central Pacific Financial Corp.	31,174
335	Central Valley Community Bancorp	7,125
185	Century Bancorp Inc., Class A Shares	21,108
124	Chemung Financial Corp.	5,778
377	ChoiceOne Financial Services Inc.	9,708
4,646	CIT Group Inc.	246,145
722	Citizens & Northern Corp.	17,826
268	Citizens Holding Co.(a)	5,065
639	City Holding Co.	51,261
355	Civista Bancshares Inc.	8,428

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.4% - (continued)
776	CNB Financial Corp.	$18,865
223	Coastal Financial Corp.*	6,935
632	Codorus Valley Bancorp Inc.	11,983
315	Colony Bankcorp Inc.	5,783
3,316	Columbia Banking System Inc.	143,119
24,329	Comerica Inc.	1,909,583
5,135	Commerce Bancshares Inc.	399,914
2,521	Community Bank System Inc.	204,504
856	Community Bankers Trust Corp.	7,567
155	Community Financial Corp. (The)	5,498
518	Community Trust Bancorp Inc.	22,885
1,564	ConnectOne Bancorp Inc.	43,307
293	County Bancorp Inc.	7,296
2,532	CrossFirst Bankshares Inc.*	37,246
2,712	Cullen/Frost Bankers Inc.	327,366
1,569	Customers Bancorp Inc.*	59,387
5,986	CVB Financial Corp.	132,769
1,788	Dime Community Bancshares Inc.	62,061
1,760	Eagle Bancorp Inc.	100,566
391	Eagle Bancorp Montana Inc.	9,779
6,785	East West Bancorp Inc.	507,382
7,955	Eastern Bankshares Inc.	178,192
544	Enterprise Bancorp Inc.	18,746
938	Enterprise Financial Services Corp.	46,347
542	Equity Bancshares Inc., Class A Shares*	17,810
279	Esquire Financial Holdings Inc.*	6,872
187	Evans Bancorp Inc.	7,072
473	Farmers & Merchants Bancorp Inc.	10,406
859	Farmers National Banc Corp.	14,947
1,697	FB Financial Corp.	71,019
224	Fidelity D&D Bancorp Inc.	12,484
750	Financial Institutions Inc.	24,097
12,224	First Bancorp	190,325
581	First Bancorp Inc. (The)	18,301
1,080	First Bancshares Inc. (The)	42,174
727	First Bank	9,982
1,849	First Busey Corp.	49,535
370	First Business Financial Services Inc.	10,142
193	First Capital Inc.(a)	8,608
702	First Choice Bancorp	22,555
2,294	First Citizens BancShares Inc., Class A Shares(a)	1,974,216
3,394	First Commonwealth Financial Corp.	51,419
1,018	First Community Bancshares Inc.	31,721
407	First Community Corp.	8,181
4,254	First Financial Bancorp	108,349
6,199	First Financial Bankshares Inc.(a)	312,120
743	First Financial Corp.	33,717
2,043	First Foundation Inc.(a)	51,279
211	First Guaranty Bancshares Inc.	4,159
6,118	First Hawaiian Inc.	172,283
66,969	First Horizon Corp.	1,277,099
264	First Internet Bancorp	8,955
1,917	First Interstate BancSystem Inc., Class A Shares	90,233
2,382	First Merchants Corp.(a)	110,382
677	First Mid Bancshares Inc.	29,720
4,950	First Midwest Bancorp Inc.	103,603
347	First Northwest Bancorp	6,180
673	First of Long Island Corp. (The)	15,142
108	First Savings Financial Group Inc.	7,780
378	First United Corp.	6,872

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.4% - (continued)
357	First Western Financial Inc.*	$9,907
1,650	Flushing Financial Corp.	38,560
16,187	FNB Corp.	217,068
712	FNCB Bancorp Inc.	5,247
188	Franklin Financial Services Corp.	5,747
26,039	Fulton Financial Corp.	451,256
502	FVCBankcorp Inc.*	8,910
1,272	German American Bancorp Inc.	53,170
4,579	Glacier Bancorp Inc.	266,727
489	Great Southern Bancorp Inc.	27,624
2,814	Great Western Bancorp Inc.	94,156
421	Guaranty Bancshares Inc.	16,141
4,170	Hancock Whitney Corp.	206,457
1,156	Hanmi Financial Corp.	24,253
2,982	HarborOne Bancorp Inc.	44,283
244	Hawthorn Bancshares Inc.	5,893
695	HBT Financial Inc.	12,642
1,436	Heartland Financial USA Inc.	71,441
2,745	Heritage Commerce Corp.	32,556
1,981	Heritage Financial Corp.	57,469
2,917	Hilltop Holdings Inc.	108,367
7,522	Home BancShares Inc.	205,802
925	HomeTrust Bancshares Inc.	26,242
5,886	Hope Bancorp Inc.	90,056
2,452	Horizon Bancorp Inc.	45,362
590	Howard Bancorp Inc.*	9,947
558	Independent Bank Corp.	13,001
1,520	Independent Bank Corp.(a)	124,047
1,724	Independent Bank Group Inc.	135,765
2,574	International Bancshares Corp.	119,434
659	Investar Holding Corp.	14,880
10,694	Investors Bancorp Inc.	159,127
2,410	Lakeland Bancorp Inc.	45,814
1,255	Lakeland Financial Corp.	77,446
249	Landmark Bancorp Incnhattan	6,447
848	LCNB Corp.	14,959
228	Level One Bancorp Inc.	6,318
1,246	Live Oak Bancshares Inc.	75,483
2,001	Macatawa Bank Corp.	19,210
392	Mackinac Financial Corp.	8,499
314	MainStreet Bancshares Inc.*	6,723
493	Mercantile Bank Corp.	15,924
303	Meridian Corp.	8,202
937	Metrocity Bankshares Inc.	16,126
159	Metropolitan Bank Holding Corp.*	10,146
367	Mid Penn Bancorp Inc.	10,349
341	Middlefield Banc Corp.	8,184
1,085	Midland States Bancorp Inc.	30,228
770	MidWestOne Financial Group Inc.	24,286
291	MVB Financial Corp.	12,475
30,963	National Bank Holdings Corp., Class A Shares	1,226,135
376	National Bankshares Inc.	13,198
2,217	NBT Bancorp Inc.	86,441
519	Nicolet Bankshares Inc.*	41,157
318	Northeast Bank	9,336
197	Northrim BanCorp Inc.	8,579
377	Norwood Financial Corp.	9,580
304	Oak Valley Bancorp	5,746
2,988	OceanFirst Financial Corp.	66,065
2,769	OFG Bancorp	66,733

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.4% - (continued)
134	Ohio Valley Banc Corp.	$3,141
8,358	Old National Bancorp	159,220
827	Old Second Bancorp Inc.	11,462
938	Origin Bancorp Inc.	41,413
454	Orrstown Financial Services Inc.	11,459
32,384	Pacific Premier Bancorp Inc.	1,488,692
25,510	PacWest Bancorp	1,152,287
744	Park National Corp.	94,131
491	Parke Bancorp Inc.	10,556
634	Partners Bancorp	4,977
473	PCB Bancorp	7,592
1,042	Peapack Gladstone Financial Corp.	34,615
484	Penns Woods Bancorp Inc.	12,395
863	Peoples Bancorp Inc.	28,030
165	Peoples Bancorp of North Carolina Inc.	4,107
428	Peoples Financial Services Corp.	18,468
20,261	People’s United Financial Inc.	383,136
3,562	Pinnacle Financial Partners Inc.	323,857
284	Plumas Bancorp	8,642
3,991	Popular Inc.	325,706
797	Preferred Bank(a)	54,427
854	Premier Financial Bancorp Inc.	15,927
772	Primis Financial Corp.	11,372
196	Professional Holding Corp., Class A Shares*	3,587
4,308	Prosperity Bancshares Inc.	324,177
573	QCR Holdings Inc.	27,395
1,057	RBB Bancorp	25,791
148	Red River Bancshares Inc.	8,082
870	Reliant Bancorp Inc.	25,795
2,386	Renasant Corp.	105,509
549	Republic Bancorp Inc., Class A Shares	25,501
1,597	Republic First Bancorp Inc.*	6,580
617	Richmond Mutual Bancorporation Inc.	9,014
2,114	S&T Bancorp Inc.	71,728
151	Salisbury Bancorp Inc.	7,023
2,360	Sandy Spring Bancorp Inc.	109,646
398	SB Financial Group Inc.	7,880
2,622	Seacoast Banking Corp. of Florida*	97,198
823	Select Bancorp Inc.*	11,588
2,331	ServisFirst Bancshares Inc.	161,911
7	Shore Bancshares Inc.	120
850	Sierra Bancorp	23,562
7,761	Signature Bank	1,938,310
904	Silvergate Capital Corp., Class A Shares*	100,706
5,336	Simmons First National Corp., Class A Shares	162,748
243	SmartFinancial Inc.	5,893
108	South Plains Financial Inc.	2,534
3,283	South State Corp.	291,563
405	Southern First Bancshares Inc.*	21,639
1,594	Southside Bancshares Inc.	68,287
867	Spirit of Texas Bancshares Inc.	20,010
9,171	Sterling Bancorp	244,315
1,052	Stock Yards Bancorp Inc.(a)	56,534
722	Summit Financial Group Inc.	17,205
6,968	Synovus Financial Corp.	342,268
50,527	TCF Financial Corp.	2,400,032
32,799	Texas Capital Bancshares Inc.*	2,259,195
553	Tompkins Financial Corp.	44,876
10,063	Towne Bank	322,318
1,243	TriCo Bancshares	59,602

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.4% - (continued)
1,410	TriState Capital Holdings Inc.*	$32,416
1,150	Triumph Bancorp Inc.*	96,312
3,116	Trustmark Corp.	104,542
8,952	UMB Financial Corp.	865,748
9,896	Umpqua Holdings Corp.	188,816
5,906	United Bankshares Inc.	243,268
3,772	United Community Banks Inc.	130,436
508	United Security Bancshares	4,318
281	Unity Bancorp Inc.	6,811
811	Univest Financial Corp.	23,649
63,820	Valley National Bancorp	913,902
2,500	Veritex Holdings Inc.	87,825
790	Washington Trust Bancorp Inc.	43,442
4,277	Webster Financial Corp.	242,420
3,155	WesBanco Inc.	122,793
1,053	West Bancorporation Inc.	29,400
1,170	Westamerica Bancorporation	73,394
4,686	Western Alliance Bancorp	468,647
2,643	Wintrust Financial Corp.	212,550
7,826	Zions Bancorp NA	452,969

	Total Banks	39,329,420

Capital Markets - 2.3%
2,171	Affiliated Managers Group Inc.	356,044
5,165	Ares Management Corp., Class A Shares	285,005
2,664	Artisan Partners Asset Management Inc., Class A Shares(a)	136,077
884	Assetmark Financial Holdings Inc.*	23,037
56	Associated Capital Group Inc., Class A Shares	2,052
883	B. Riley Financial Inc.	65,024
15,707	BGC Partners Inc., Class A Shares	92,671
2,610	Blucora Inc.*	45,257
3,147	Brightsphere Investment Group Inc.	70,084
5,601	Carlyle Group Inc. (The)	244,428
15,081	Cohen & Steers Inc.	1,102,874
1,400	Cowen Inc., Class A Shares	55,062
172	Diamond Hill Investment Group Inc.	30,171
1,549	Donnelley Financial Solutions Inc.*	46,176
8,142	Evercore Inc., Class A Shares	1,187,592
1,775	FactSet Research Systems Inc.	593,489
4,359	Federated Hermes Inc., Class B Shares	138,616
1,870	Focus Financial Partners Inc., Class A Shares*	94,790
205	GAMCO Investors Inc., Class A Shares	5,250
659	Greenhill & Co., Inc.	11,473
1,435	Hamilton Lane Inc., Class A Shares(a)	129,681
2,544	Houlihan Lokey Inc., Class A Shares	190,520
17,974	Invesco Ltd.	512,798
10,555	Jefferies Financial Group Inc.	339,132
4,774	Lazard Ltd., Class A Shares	225,237
10,202	LPL Financial Holdings Inc.	1,508,672
2,658	Moelis & Co., Class A Shares	142,708
7,017	Moody’s Corp.	2,353,151
1,035	Morningstar Inc.	244,250
6,580	Nasdaq Inc.	1,101,887
30,522	Northern Trust Corp.	3,698,961
410	Oppenheimer Holdings Inc., Class A Shares	20,488
841	Piper Sandler Cos.	107,194
959	PJT Partners Inc., Class A Shares	69,834
552	Pzena Investment Management Inc., Class A Shares	6,403
1,386	Safeguard Scientifics Inc.*	9,688
1,055	Sculptor Capital Management Inc., Class A Shares	27,567
5,380	SEI Investments Co.	341,307

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Capital Markets - 2.3% - (continued)
309	Siebert Financial Corp.*	$1,279
518	Silvercrest Asset Management Group Inc., Class A Shares	8,247
41,123	SLR Investment Corp.(a)	766,944
832	StepStone Group Inc., Class A Shares	26,374
4,742	Stifel Financial Corp.	328,526
675	StoneX Group Inc.*	45,698
2,948	Virtu Financial Inc., Class A Shares	89,767
357	Virtus Investment Partners Inc.	100,399
331	Westwood Holdings Group Inc.	6,531
7,976	WisdomTree Investments Inc.	53,439

	Total Capital Markets	17,041,854

Consumer Finance - 0.4%
17,807	Ally Financial Inc.	974,221
345	Atlanticus Holdings Corp.*	13,665
445	Credit Acceptance Corp.*(a)	199,120
334	Curo Group Holdings Corp.	5,514
1,392	Encore Capital Group Inc.*(a)	64,436
1,722	Enova International Inc.*	65,212
2,954	EZCORP Inc., Class A Shares*	21,712
2,021	FirstCash Inc.	161,114
2,652	Green Dot Corp., Class A Shares*	107,645
3,681	LendingClub Corp.*	56,246
502	LendingTree Inc.*(a)	103,035
9,073	Navient Corp.	165,764
904	Nelnet Inc., Class A Shares	68,270
3,435	OneMain Holdings Inc., Class A Shares	198,680
1,053	Oportun Financial Corp.*	20,091
2,046	PRA Group Inc.*(a)	79,651
3,118	PROG Holdings Inc.	164,381
359	Regional Management Corp.	16,779
3,763	Santander Consumer USA Holdings Inc.(a)	142,618
17,871	SLM Corp.	361,888
603	Upstart Holdings Inc.*(a)	89,377
151	World Acceptance Corp.*	24,252

	Total Consumer Finance	3,103,671

Diversified Financial Services - 0.2%
873	Alerus Financial Corp.	28,765
261	A-Mark Precious Metals Inc.	13,916
1,751	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	26,738
4,046	Cannae Holdings Inc.*	145,049
1,062	GWG Holdings Inc.*	7,275
329	Marlin Business Services Corp.	7,409
345	SWK Holdings Corp.*	5,551
15,478	Voya Financial Inc.	1,014,119

	Total Diversified Financial Services	1,248,822

Insurance - 4.1%
2,140	Alleghany Corp.*	1,533,460
2,471	Ambac Financial Group Inc.*	37,287
4,681	American Equity Investment Life Holding Co.	142,771
3,389	American Financial Group Inc.	450,940
413	American National Group Inc.	61,958
741	AMERISAFE Inc.	48,558
1,362	Argo Group International Holdings Ltd.	73,058
2,787	Assurant Inc.	449,125
3,663	Assured Guaranty Ltd.	174,469
5,418	Athene Holding Ltd., Class A Shares*	339,329
4,162	Axis Capital Holdings Ltd.	223,250
4,083	Brighthouse Financial Inc.*	198,679
11,220	Brown & Brown Inc.	589,274
53,856	BRP Group Inc., Class A Shares*	1,323,780

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Insurance - 4.1% - (continued)
12,808	Chubb Ltd.	$2,177,232
2,289	Citizens Inc., Class A Shares*	11,949
5,988	CNO Financial Group Inc.	159,041
698	Crawford & Co., Class A Shares	6,750
558	Donegal Group Inc., Class A Shares	8,532
8,182	eHealth Inc.*	533,876
1,059	Employers Holdings Inc.	44,690
582	Enstar Group Ltd.*	147,764
1,194	Erie Indemnity Co., Class A Shares(a)	240,149
11,590	Everest Re Group Ltd.	3,012,936
812	FedNat Holding Co.	3,889
5,154	First American Financial Corp.	331,454
25,681	Genworth Financial Inc., Class A Shares*	107,860
4,884	Globe Life Inc.	514,871
2,381	GoHealth Inc., Class A Shares*	27,072
715	Goosehead Insurance Inc., Class A Shares	64,257
1,274	Greenlight Capital Re Ltd., Class A Shares*	11,785
1,694	Hanover Insurance Group Inc. (The)	236,296
12,620	Hartford Financial Services Group Inc. (The)	824,717
293	HCI Group Inc.	23,604
1,523	Heritage Insurance Holdings Inc.	12,687
2,104	Horace Mann Educators Corp.	83,887
214	Independence Holding Co.	9,420
67	Investors Title Co.	11,915
1,294	James River Group Holdings Ltd.	45,186
3,051	Kemper Corp.	228,428
995	Kinsale Capital Group Inc.	165,628
1,572	Lemonade Inc.*(a)	142,219
2,503	Markel Corp.*	3,067,401
2,409	MBIA Inc.*	24,066
1,410	Mercury General Corp.(a)	89,676
13,328	MetLife Inc.	871,118
154	National Western Life Group Inc., Class A Shares	37,733
380	NI Holdings Inc.*	7,243
13,344	Old Republic International Corp.	350,413
9,985	Palomar Holdings Inc., Class A Shares*	728,905
9,152	Primerica Inc.(a)	1,484,546
2,768	ProAssurance Corp.	67,401
465	ProSight Global Inc.*	5,952
420	Protective Insurance Corp., Class B Shares	9,786
9,608	Reinsurance Group of America Inc., Class A Shares	1,210,896
2,406	RenaissanceRe Holdings Ltd.	370,813
1,868	RLI Corp.(a)	197,037
708	Safety Insurance Group Inc.	60,258
2,913	Selective Insurance Group Inc.	219,262
6,170	Selectquote Inc.*	125,374
4,714	SiriusPoint Ltd.*	49,591
1,024	State Auto Financial Corp.	19,354
1,381	Stewart Information Services Corp.	83,343
1,343	Tiptree Inc.	14,464
27,083	Travelers Cos., Inc. (The)	4,325,155
573	Trean Insurance Group Inc.*	9,626
1,546	Trupanion Inc.*	139,403
742	United Fire Group Inc.	22,742
904	United Insurance Holdings Corp.	5,099
1,507	Universal Insurance Holdings Inc.	21,249
9,560	Unum Group	296,073
873	Watford Holdings Ltd.*	30,503
142	White Mountains Insurance Group Ltd.	169,457
11,801	WR Berkley Corp.	920,360

	Total Insurance	29,868,331

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
25,737	AGNC Investment Corp.	$477,164
7,399	Apollo Commercial Real Estate Finance Inc.	115,794
5,484	Arbor Realty Trust Inc.	100,028
868	Ares Commercial Real Estate Corp.	13,168
1,767	Arlington Asset Investment Corp., Class A Shares*	7,192
3,544	ARMOUR Residential REIT Inc.	42,493
6,618	Blackstone Mortgage Trust Inc., Class A Shares	211,975
5,612	Broadmark Realty Capital Inc.	57,747
5,021	Capstead Mortgage Corp.	32,385
783	Cherry Hill Mortgage Investment Corp.	7,689
8,734	Chimera Investment Corp.	123,411
2,940	Colony Credit Real Estate Inc.	27,783
1,280	Dynex Capital Inc.	25,024
1,840	Ellington Financial Inc.	34,739
486	Ellington Residential Mortgage REIT	5,963
2,658	Granite Point Mortgage Trust Inc.	38,222
1,102	Great Ajax Corp.	13,885
3,470	Hannon Armstrong Sustainable Infrastructure Capital Inc.	170,759
11,464	Invesco Mortgage Capital Inc.	38,978
1,472	KKR Real Estate Finance Trust Inc.	31,471
4,606	Ladder Capital Corp., Class A Shares	53,890
21,204	MFA Financial Inc.	92,661
19,754	New Residential Investment Corp.	208,997
19,560	New York Mortgage Trust Inc.	88,411
3,629	Orchid Island Capital Inc., Class A Shares(a)	19,851
4,731	PennyMac Mortgage Investment Trust	92,728
2,708	Ready Capital Corp.	41,216
5,112	Redwood Trust Inc.	56,897
13,152	Starwood Property Trust Inc.	333,929
3,378	TPG RE Finance Trust Inc.	44,049
12,082	Two Harbors Investment Corp.	86,870
2,534	Western Asset Mortgage Capital Corp.	8,388

	Total Mortgage Real Estate Investment Trusts (REITs)	2,703,757

Thrifts & Mortgage Finance - 0.5%
2,586	Axos Financial Inc.*	122,602
506	Bogota Financial Corp.*	5,085
665	Bridgewater Bancshares Inc.*	11,544
6,596	Capitol Federal Financial Inc.	85,352
2,151	Columbia Financial Inc.*	38,223
639	ESSA Bancorp Inc.	10,128
5,212	Essent Group Ltd.	249,342
537	Federal Agricultural Mortgage Corp., Class C Shares	54,484
2,267	Flagstar Bancorp Inc.	103,829
171	FS Bancorp Inc.	12,172
75	Greene County Bancorp Inc.	2,150
84	Hingham Institution for Savings	24,381
128	Home Bancorp Inc.	4,973
818	HomeStreet Inc.	36,826
2,979	Kearny Financial Corp.	39,055
1,062	Luther Burbank Corp.	12,893
320	Merchants Bancorp	13,744
1,793	Meridian Bancorp Inc.	39,536
1,714	Meta Financial Group Inc.	90,859
16,134	MGIC Investment Corp.	237,493
202	MMA Capital Holdings Inc.*	5,466
3,720	Mr Cooper Group Inc.*	128,675
21,143	New York Community Bancorp Inc.	253,082
3,850	NMI Holdings Inc., Class A Shares*	93,132

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Thrifts & Mortgage Finance - 0.5% - (continued)
2,608	Northfield Bancorp Inc.	$44,153
4,687	Northwest Bancshares Inc.	66,368
581	OP Bancorp	6,025
738	PCSB Financial Corp.	13,564
270	PDL Community Bancorp*	3,780
1,846	PennyMac Financial Services Inc.	115,578
545	Pioneer Bancorp Inc.*	6,654
1,930	Premier Financial Corp.(a)	58,865
375	Provident Bancorp Inc.	6,330
253	Provident Financial Holdings Inc.	4,402
3,829	Provident Financial Services Inc.	96,721
276	Prudential Bancorp Inc.	3,828
9,107	Radian Group Inc.	212,649
886	Riverview Bancorp Inc.	6,087
664	Security National Financial Corp., Class A Shares*	5,783
517	Southern Missouri Bancorp Inc.	22,851
228	Standard AVB Financial Corp.	7,524
662	Sterling Bancorp Inc.*	3,184
521	Territorial Bancorp Inc.	13,609
1,957	TFS Financial Corp.	43,367
287	Timberland Bancorp Inc.	8,369
987	TrustCo Bank Corp. NY	38,621
1,321	Walker & Dunlop Inc.	134,134
3,347	Washington Federal Inc.	111,589
1,142	Waterstone Financial Inc.	22,589
950	Western New England Bancorp Inc.	8,085
10,659	WSFS Financial Corp.	567,165

	Total Thrifts & Mortgage Finance	3,306,900

	TOTAL FINANCIALS	96,602,755

HEALTH CARE - 15.9%
Biotechnology - 3.9%
365	4D Molecular Therapeutics Inc.*	9,694
438	89bio Inc.*	8,278
3,868	Abeona Therapeutics Inc.*	6,382
5,134	ACADIA Pharmaceuticals Inc.*	114,694
13,573	Acceleron Pharma Inc.*	1,776,570
3,377	ADMA Biologics Inc.*(a)	5,910
870	Aduro Biotech*(b)(c)	2,610
4,744	Adverum Biotechnologies Inc.*	16,414
2,283	Aeglea BioTherapeutics Inc.*	15,091
5,720	Affimed NV*	50,736
8,826	Agenus Inc.*	37,599
2,897	Agios Pharmaceuticals Inc.*	161,595
7,120	Akebia Therapeutics Inc.*	24,991
782	Akero Therapeutics Inc.*	20,473
1,195	Akouos Inc.*	15,607
938	Albireo Pharma Inc.*	31,376
2,535	Alector Inc.*	45,123
490	Aligos Therapeutics Inc.*	13,661
7,180	Alkermes PLC*	162,771
1,235	Allakos Inc.*(a)	125,278
2,496	Allogene Therapeutics Inc.*	64,147
1,472	Allovir Inc.*	34,504
885	ALX Oncology Holdings Inc.*(a)	50,056
12,648	Amicus Therapeutics Inc.*	117,120
1,171	AnaptysBio Inc.*	27,952
2,783	Anavex Life Sciences Corp.*	34,648
802	Anika Therapeutics Inc.*	37,413
1,337	Annexon Inc.*	28,237
2,770	Apellis Pharmaceuticals Inc.*	155,896

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Biotechnology - 3.9% - (continued)
1,265	Applied Genetic Technologies Corp.*	$5,073
1,136	Applied Molecular Transport Inc.*(a)	54,460
730	Applied Therapeutics Inc.*	14,038
346	Aprea Therapeutics Inc.*	1,460
1,282	Aptinyx Inc., Class A Shares*	3,256
655	Aravive Inc.*	3,360
1,046	Arcturus Therapeutics Holdings Inc.*	30,564
1,787	Arcus Biosciences Inc.*	44,353
1,204	Arcutis Biotherapeutics Inc.*	31,725
3,971	Ardelyx Inc.*	28,393
2,709	Arena Pharmaceuticals Inc.*	165,547
4,837	Arrowhead Pharmaceuticals Inc.*	351,166
9,270	Ascendis Pharma AS, ADR*	1,245,703
1,672	Assembly Biosciences Inc.*	6,638
3,922	Atara Biotherapeutics Inc.*	53,182
3,372	Athenex Inc.*	15,815
9,424	Athersys Inc.*	15,738
1,597	Atreca Inc., Class A Shares*	14,405
864	AVEO Pharmaceuticals Inc.*	6,307
3,072	Avid Bioservices Inc.*	65,372
1,528	Avidity Biosciences Inc.*	36,275
1,693	Avrobio Inc.*	15,220
805	Axcella Health Inc.*	2,568
1,806	Beam Therapeutics Inc.*(a)	141,283
748	Beyondspring Inc.*	7,757
574	BioAtla Inc.*	24,711
9,008	BioCryst Pharmaceuticals Inc.*(a)	142,056
2,206	Biohaven Pharmaceutical Holding Co., Ltd.*	191,922
579	Bioxcel Therapeutics Inc.*	19,124
372	Black Diamond Therapeutics Inc.*	4,881
2,974	Bluebird Bio Inc.*	92,551
18,046	Blueprint Medicines Corp.*(a)	1,648,502
600	Bolt Biotherapeutics Inc.*	10,506
1,464	BrainStorm Cell Therapeutics Inc.*	5,241
18,784	Bridgebio Pharma Inc.*(a)	1,112,013
529	C4 Therapeutics Inc.*	19,547
661	Cabaletta Bio Inc.*	7,496
3,348	Calithera Biosciences Inc.*	7,633
526	Calyxt Inc.*	2,267
2,348	CareDx Inc.*	188,779
3,407	CASI Pharmaceuticals Inc.*	5,451
952	Catabasis Pharmaceuticals Inc.*	1,942
944	Catalyst Biosciences Inc.*	4,031
5,270	Catalyst Pharmaceuticals Inc.*	29,143
1,653	CEL-SCI Corp.*(a)	35,556
214	Centogene NV*	2,099
77	Checkmate Pharmaceuticals Inc.*	521
2,484	Checkpoint Therapeutics Inc.*	6,657
2,170	ChemoCentryx Inc.*	22,025
2,890	Chimerix Inc.*	22,600
186	Chinook Therapeutics Inc.*	3,069
1,796	Cidara Therapeutics Inc.*	3,628
4,768	Clovis Oncology Inc.*(a)	24,460
394	Codiak Biosciences Inc.*	8,912
1,995	Cohbar Inc.*	2,494
41,805	Coherus Biosciences Inc.*(a)	550,154
1,457	Concert Pharmaceuticals Inc.*	5,857
1,476	Constellation Pharmaceuticals Inc.*	29,240
1,814	ContraFect Corp.*	7,329
3,572	Corbus Pharmaceuticals Holdings Inc.*	7,751

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Biotechnology - 3.9% - (continued)
858	Cortexyme Inc.*	$35,495
1,461	Crinetics Pharmaceuticals Inc.*	25,641
1,517	Cue Biopharma Inc.*	21,754
652	Cullinan Oncology Inc.*	19,384
993	Cyclerion Therapeutics Inc.*	3,217
2,975	Cytokinetics Inc.*(a)	64,944
2,753	CytomX Therapeutics Inc.*	19,711
433	Decibel Therapeutics Inc.*	3,875
1,705	Deciphera Pharmaceuticals Inc.*(a)	57,527
2,925	Denali Therapeutics Inc.*	186,001
554	DermTech Inc.*	22,670
2,972	Dicerna Pharmaceuticals Inc.*	96,887
1,057	Dyadic International Inc.*	3,985
4,825	Dynavax Technologies Corp., Class A Shares*	39,565
700	Dyne Therapeutics Inc.*	13,377
586	Eagle Pharmaceuticals Inc.*	23,217
3,072	Editas Medicine Inc., Class A Shares*(a)	104,294
1,397	Eiger BioPharmaceuticals Inc.*	10,980
2,090	Emergent BioSolutions Inc.*	126,758
1,031	Enanta Pharmaceuticals Inc.*	50,168
1,204	Enochian Biosciences Inc.*(a)	4,900
4,880	Epizyme Inc.*	40,162
1,424	Esperion Therapeutics Inc.*(a)	28,352
1,124	Evelo Biosciences Inc.*	15,084
14,605	Exelixis Inc.*(a)	329,343
3,120	Exicure Inc.*	5,210
13,060	Fate Therapeutics Inc.*	1,000,396
1,180	Fennec Pharmaceuticals Inc.*	8,697
3,735	FibroGen Inc.*	79,369
2,525	Flexion Therapeutics Inc.*	21,134
422	Foghorn Therapeutics Inc.*	4,393
1,513	Forma Therapeutics Holdings Inc.*	42,470
3,102	Fortress Biotech Inc.*	12,501
1,265	Frequency Therapeutics Inc.*	11,195
1,416	G1 Therapeutics Inc.*	30,756
1,363	Galectin Therapeutics Inc.*	5,411
508	Galera Therapeutics Inc.*(a)	4,354
2,040	Generation Bio Co.*	69,890
1,520	Genprex Inc.*	5,685
15,456	Geron Corp.*	21,329
2,730	Global Blood Therapeutics Inc.*(a)	104,914
1,545	GlycoMimetics Inc.*	3,940
1,497	Gossamer Bio Inc.*	12,680
1,742	Gritstone bio Inc.*	16,026
6,258	Halozyme Therapeutics Inc.*(a)	259,144
576	Harpoon Therapeutics Inc.*	11,877
3,843	Heron Therapeutics Inc.*(a)	50,997
1,849	Homology Medicines Inc.*	12,277
627	Hookipa Pharma Inc.*	10,465
9,307	Horizon Therapeutics PLC*	853,080
11,162	iBio Inc.*(a)	16,185
961	Ideaya Biosciences Inc.*	19,364
388	IGM Biosciences Inc.*	28,964
323	Immunic Inc.*	4,364
1,592	ImmunityBio Inc.*(a)	27,940
8,260	ImmunoGen Inc.*	51,047
1,895	Immunovant Inc.*	28,728
394	Inhibrx Inc.*	8,337
9,481	Inovio Pharmaceuticals Inc.*(a)	71,582
434	Inozyme Pharma Inc.*	7,100

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Biotechnology - 3.9% - (continued)
34,931	Insmed Inc.*	$859,303
2,588	Intellia Therapeutics Inc.*	193,945
1,416	Intercept Pharmaceuticals Inc.*	23,548
38,171	Invitae Corp.*(a)	1,098,561
6,146	Ionis Pharmaceuticals Inc.*(a)	228,938
6,518	Iovance Biotherapeutics Inc.*	121,039
85,496	Ironwood Pharmaceuticals Inc., Class A Shares*(a)	989,189
970	iTeos Therapeutics Inc.*	19,924
4,294	IVERIC bio Inc.*	30,359
747	Jounce Therapeutics Inc.*	5,864
8,288	Kadmon Holdings Inc.*	31,826
954	KalVista Pharmaceuticals Inc.*	25,758
741	Karuna Therapeutics Inc.*(a)	82,859
3,837	Karyopharm Therapeutics Inc.*	35,607
684	Keros Therapeutics Inc.*	37,319
1,825	Kezar Life Sciences Inc.*	10,439
1,656	Kindred Biosciences Inc.*	7,998
1,462	Kiniksa Pharmaceuticals Ltd., Class A Shares*	19,927
648	Kinnate Biopharma Inc.*	15,215
1,555	Kodiak Sciences Inc.*	130,029
754	Kronos Bio Inc.*	18,405
574	Krystal Biotech Inc.*	37,448
2,750	Kura Oncology Inc.*	61,187
522	Kymera Therapeutics Inc.*	25,103
798	La Jolla Pharmaceutical Co.*(a)	3,431
2,519	Lexicon Pharmaceuticals Inc.*	11,058
655	Ligand Pharmaceuticals Inc.*(a)	77,093
748	LogicBio Therapeutics Inc.*	3,269
2,379	MacroGenics Inc.*	76,580
362	Madrigal Pharmaceuticals Inc.*	40,653
815	Magenta Therapeutics Inc.*	10,065
12,398	MannKind Corp.*(a)	54,799
1,128	Marker Therapeutics Inc.*	3,282
2,415	MediciNova Inc.*(a)	10,191
6,139	MEI Pharma Inc.*	17,680
1,099	MeiraGTx Holdings PLC*	15,155
38,238	Mersana Therapeutics Inc.*(a)	547,568
1,669	Minerva Neurosciences Inc.*	4,924
2,021	Mirati Therapeutics Inc.*	319,621
194	Mirum Pharmaceuticals Inc.*	3,209
1,052	Molecular Templates Inc.*	9,405
748	Morphic Holding Inc.*	36,921
1,465	Mustang Bio Inc.*	4,908
3,208	Myriad Genetics Inc.*	91,909
3,577	Natera Inc.*	336,739
1,619	Neoleukin Therapeutics Inc.*	16,239
950	NeuBase Therapeutics Inc.*	4,912
4,424	Neurocrine Biosciences Inc.*	425,677
312	NexImmune Inc.*(a)	5,797
960	NextCure Inc.*	7,536
15,873	Nkarta Inc.*(a)	386,508
4,419	Novavax Inc.*(a)	652,333
1,213	Nurix Therapeutics Inc.*	33,843
2,127	Nymox Pharmaceutical Corp.*(a)	3,233
583	Olema Pharmaceuticals Inc.*	16,301
3,535	Oncocyte Corp.*	15,625
319	Oncorus Inc.*	5,487
19	Oncternal Therapeutics Inc.*(b)(c)	19
19,136	OPKO Health Inc.*(a)	73,100
1,173	Organogenesis Holdings Inc., Class A Shares*	20,915

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Biotechnology - 3.9% - (continued)
941	Orgenesis Inc.*	$4,545
1,142	ORIC Pharmaceuticals Inc.*	26,095
2,352	Ovid therapeutics Inc.*	9,761
307	Oyster Point Pharma Inc.*	5,501
1,259	Passage Bio Inc.*	16,682
567	PhaseBio Pharmaceuticals Inc.*	1,916
3,285	Pieris Pharmaceuticals Inc.*(a)	11,300
700	PMV Pharmaceuticals Inc.*	24,080
1,556	Poseida Therapeutics Inc.*	13,148
566	Praxis Precision Medicines Inc.*	11,088
3,925	Precigen Inc.*	25,905
2,470	Precision BioSciences Inc.*	26,009
477	Prelude Therapeutics Inc.*	16,581
1,634	Protagonist Therapeutics Inc.*	57,370
145	Protara Therapeutics Inc.*	1,375
1,690	Prothena Corp. PLC*	49,297
2,822	PTC Therapeutics Inc.*	110,820
1,741	Puma Biotechnology Inc.*	18,368
2,482	Radius Health Inc.*	47,878
599	RAPT Therapeutics Inc.*	11,561
1,859	REGENXBIO Inc.*	65,567
1,911	Relay Therapeutics Inc.*(a)	61,381
1,300	Replimune Group Inc.*	50,661
2,098	REVOLUTION Medicines Inc.*(a)	62,751
1,813	Rhythm Pharmaceuticals Inc.*	35,553
9,148	Rigel Pharmaceuticals Inc.*	34,031
23,166	Rocket Pharmaceuticals Inc.*(a)	984,555
1,900	Rubius Therapeutics Inc.*(a)	46,417
2,436	Sage Therapeutics Inc.*	169,546
1,323	Sana Biotechnology Inc.*	27,743
5,955	Sangamo Therapeutics Inc.*	64,195
3,561	Sarepta Therapeutics Inc.*	269,390
2,794	Savara Inc.*	5,029
1,271	Scholar Rock Holding Corp.*	34,152
3,599	Selecta Biosciences Inc.*	15,620
424	Sensei Biotherapeutics Inc.*	5,270
2,886	Seres Therapeutics Inc.*	60,923
654	Shattuck Labs Inc.*	17,750
312	Sigilon Therapeutics Inc.*	3,641
623	Silverback Therapeutics Inc.*(a)	17,151
2,415	Soleno Therapeutics Inc.*	2,487
1,724	Solid Biosciences Inc.*	6,551
12,043	Sorrento Therapeutics Inc.*(a)	90,563
7,783	Spectrum Pharmaceuticals Inc.*	26,851
771	Spero Therapeutics Inc.*	11,179
1,105	SpringWorks Therapeutics Inc.*(a)	90,102
396	Spruce Biosciences Inc.*	5,595
343	SQZ Biotechnologies Co.*	4,655
669	Stoke Therapeutics Inc.*	26,533
1,566	Sutro Biopharma Inc.*	29,143
1,524	Syndax Pharmaceuticals Inc.*	27,996
2,249	Syros Pharmaceuticals Inc.*	14,506
417	Taysha Gene Therapies Inc.*	9,383
1,365	TCR2 Therapeutics Inc.*	26,140
5,744	TG Therapeutics Inc.*	200,293
2,826	Translate Bio Inc.*	50,896
2,661	Travere Therapeutics Inc., Class Preferre Shares*	40,367
21,079	Turning Point Therapeutics Inc.*	1,395,008
2,218	Twist Bioscience Corp.*(a)	238,014
2,439	Tyme Technologies Inc.*	3,756

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Biotechnology - 3.9% - (continued)
3,000	Ultragenyx Pharmaceutical Inc.*	$305,130
2,065	United Therapeutics Corp.*	383,883
1,781	UNITY Biotechnology Inc.*	7,979
1,093	UroGen Pharma Ltd.*	19,259
2,919	Vanda Pharmaceuticals Inc.*	51,637
2,372	Vaxart Inc.*(a)	15,703
1,437	Vaxcyte Inc.*	30,278
9,834	VBI Vaccines Inc.*	31,764
3,233	Veracyte Inc.*(a)	126,249
8,821	Verastem Inc.*	34,137
2,212	Vericel Corp.*(a)	124,978
1,312	Viking Therapeutics Inc.*	6,875
2,446	Vir Biotechnology Inc.*(a)	102,512
545	Vor BioPharma Inc.*	11,500
1,389	Voyager Therapeutics Inc.*	5,917
942	X4 Pharmaceuticals Inc.*	8,949
822	XBiotech Inc.*	14,179
2,460	Xencor Inc.*	94,612
325	XOMA Corp.*	9,578
1,109	Y-mAbs Therapeutics Inc.*	39,735
1,517	Zentalis Pharmaceuticals Inc.*	84,724
11,604	ZIOPHARM Oncology Inc.*	35,276

	Total Biotechnology	27,894,977

Health Care Equipment & Supplies - 4.8%
1,665	Accelerate Diagnostics Inc.*(a)	12,637
124,649	Accuray Inc.*	531,005
518	Acutus Medical Inc.*	8,428
2,812	Alphatec Holdings Inc.*	40,774
1,873	AngioDynamics Inc.*	43,304
1,433	Apyx Medical Corp.*	14,029
3,198	Aspira Women’s Health Inc.*	17,877
15,448	AtriCure Inc.*	1,154,429
79	Atrion Corp.	49,059
12,938	Avanos Medical Inc.*	518,814
1,964	AxoGen Inc.*	39,869
1,403	Axonics Inc.*	80,939
38,364	Baxter International Inc.	3,150,452
353	Bellerophon Therapeutics Inc.*(a)	1,461
679	Beyond Air Inc.*	3,361
720	BioLife Solutions Inc.*	23,983
1,143	BioSig Technologies Inc.*(a)	4,138
1,563	Bioventus Inc., Class A Shares*	27,790
1,904	Cantel Medical Corp.*	154,852
1,661	Cardiovascular Systems Inc.*	65,095
8,852	Cerus Corp.*	51,253
1,250	Chembio Diagnostics Inc.*	3,987
1,413	Co.-Diagnostics Inc.*(a)	11,403
1,272	CONMED Corp.	175,142
2,118	CryoLife Inc.*(a)	61,020
2,051	CryoPort Inc.*(a)	114,692
902	Cutera Inc.*	34,619
21,455	CytoSorbents Corp.*(a)	173,571
34,976	DENTSPLY SIRONA Inc.	2,340,594
333	Eargo Inc.*	11,329
388	Electromed Inc.*	3,826
7,562	Envista Holdings Corp.*	330,006
349	FONAR Corp.*	6,317
1,985	Glaukos Corp.*	146,056
9,730	Globus Medical Inc., Class A Shares*	701,144
34,341	Haemonetics Corp.*	1,938,893

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Health Care Equipment & Supplies - 4.8% - (continued)
284	Heska Corp.*	$56,275
3,175	Hill-Rom Holdings Inc.	353,314
14,400	ICU Medical Inc.*	2,996,064
1,861	IDEXX Laboratories Inc.*	1,038,643
842	Inari Medical Inc.*	73,212
936	Inogen Inc.*	57,854
1,485	Integer Holdings Corp.*	134,348
3,373	Integra LifeSciences Holdings Corp.*(a)	232,906
23,344	Intersect ENT Inc.*(a)	412,022
84	IntriCon Corp.*	1,876
1,714	Intuitive Surgical Inc.*	1,443,496
1,981	Invacare Corp.*	15,848
388	iRadimed Corp.*	10,790
1,413	iRhythm Technologies Inc.*(a)	106,625
3,121	Lantheus Holdings Inc.*	75,684
719	LeMaitre Vascular Inc.	36,820
463	LENSAR Inc.*	3,829
2,290	LivaNova PLC*	191,307
434	Lucira Health Inc.*(a)	2,144
4,258	Masimo Corp.*	918,025
2,264	Meridian Bioscience Inc.*	47,001
38,197	Merit Medical Systems Inc.*	2,304,807
186	Mesa Laboratories Inc.	45,767
1,981	Milestone Scientific Inc.*	4,120
757	Misonix Inc.*	14,527
1,737	Natus Medical Inc.*	46,552
367	Nemaura Medical Inc.*(a)	4,995
2,477	Neogen Corp.*	228,652
1,593	Nevro Corp.*(a)	240,065
4,805	Novocure Ltd.*(a)	980,220
2,390	NuVasive Inc.*	162,998
46,769	OraSure Technologies Inc.*(a)	449,450
4,260	Ortho Clinical Diagnostics Holdings PLC*	87,543
999	Orthofix Medical Inc.*	40,659
652	OrthoPediatrics Corp.*	36,831
445	Outset Medical Inc.*	21,480
2,040	PAVmed Inc.*	10,812
1,571	Penumbra Inc.*(a)	391,352
547	Pulmonx Corp.*	23,477
819	Pulse Biosciences Inc.*(a)	14,775
3,821	Quidel Corp.*(a)	451,298
3,288	Quotient Ltd.*	13,678
1,341	Repro-Med Systems Inc.*	5,726
776	Retractable Technologies Inc.*	7,054
4,050	Rockwell Medical Inc.*(a)	3,524
1,404	SeaSpine Holdings Corp.*	28,613
1,326	Shockwave Medical Inc.*	238,547
1,468	SI-BONE Inc.*	44,290
2,668	Sientra Inc.*	18,569
1,149	Silk Road Medical Inc.*	55,818
82,149	Smith & Nephew PLC, ADR(a)	3,575,124
364	Soliton Inc.*	8,110
2,170	STAAR Surgical Co.*	316,885
2,430	Stereotaxis Inc.*	19,489
3,478	Surgalign Holdings Inc.*	6,817
771	Surmodics Inc.*	40,901
970	Tactile Systems Technology Inc.*(a)	52,157
529	Talis Biomedical Corp.*	5,152
14,954	Tandem Diabetes Care Inc.*	1,276,922
294	Tela Bio Inc.*	4,040

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Health Care Equipment & Supplies - 4.8% - (continued)
6,563	Teleflex Inc.	$2,639,573
947	TransMedics Group Inc.*	24,281
188	Utah Medical Products Inc.	16,113
1,053	Vapotherm Inc.*	20,828
18,637	Varex Imaging Corp.*	467,602
1,159	Venus Concept Inc.*(a)	2,364
5,877	ViewRay Inc.*	34,557
1,214	VolitionRX Ltd.*	4,237
915	Zynex Inc.*(a)	13,926

	Total Health Care Equipment & Supplies	34,759,508

Health Care Providers & Services - 2.5%
3,702	1Life Healthcare Inc.*	136,974
54,219	Acadia Healthcare Co., Inc.*	3,489,535
1,613	Accolade Inc.*	81,440
3,449	AdaptHealth Corp., Class A Shares*	90,329
752	Addus HomeCare Corp.*(a)	72,320
6,754	Amedisys Inc.*	1,745,031
2,178	AMN Healthcare Services Inc.*	193,189
953	Apollo Medical Holdings Inc.*	33,241
287	Apria Inc.*	8,739
741	Avalon GloboCare Corp.*	845
8,612	Brookdale Senior Living Inc.*	58,045
726	Castle Biosciences Inc.*	43,509
3,168	Chemed Corp.	1,556,565
4,644	Community Health Systems Inc.*	66,270
386	CorVel Corp.*	48,096
5,239	Covetrus Inc.*(a)	145,330
1,196	Cross Country Healthcare Inc.*	18,717
12,845	Encompass Health Corp.	1,101,973
2,438	Ensign Group Inc. (The)	202,842
1,486	Enzo Biochem Inc.*	4,577
312	Exagen Inc.*	4,446
1,165	Five Star Senior Living Inc.*	7,002
549	Fulgent Genetics Inc.*	40,664
3,907	Guardant Health Inc.*	484,937
1,597	Hanger Inc.*	41,250
13,656	HealthEquity Inc.*(a)	1,135,087
783	InfuSystem Holdings Inc.*	14,485
694	Joint Corp. (The)*	49,329
1,434	LHC Group Inc.*	282,283
1,107	Magellan Health Inc.*	104,268
35,039	MEDNAX Inc.*	1,120,547
553	ModivCare Inc.*	81,418
7,804	Molina Healthcare Inc.*	1,961,613
497	National HealthCare Corp.	36,385
733	National Research Corp.	35,059
379	Ontrak Inc.*	11,514
4,287	Option Care Health Inc.*	78,624
3,451	Owens & Minor Inc.(a)	154,294
20,999	Patterson Cos., Inc.(a)	683,307
1,372	Pennant Group Inc. (The)*	47,018
5,390	PetIQ Inc., Class A Shares*(a)	221,529
5,952	Premier Inc., Class A Shares	196,416
1,089	Progyny Inc.*(a)	69,740
5,100	R1 RCM Inc.*	118,065
2,289	RadNet Inc.*	60,590
5,110	Select Medical Holdings Corp.	204,758
767	Sharps Compliance Corp.*	10,447
999	Signify Health Inc., Class A Shares*	25,275
1,299	Surgery Partners Inc.*(a)	76,030

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Health Care Providers & Services - 2.5% - (continued)
4,935	Tenet Healthcare Corp.*(a)	$330,201
2,251	Tivity Health Inc.*(a)	58,976
1,056	Triple-S Management Corp., Class B Shares*	26,717
9,232	Universal Health Services Inc., Class B Shares	1,473,704
549	US Physical Therapy Inc.(a)	63,882
1,875	Viemed Healthcare Inc.*	14,644

	Total Health Care Providers & Services	18,422,071

Health Care Technology - 0.5%
7,298	Allscripts Healthcare Solutions Inc.*(a)	126,912
2,924	American Well Corp., Class A Shares*(a)	36,404
2,997	Cerner Corp.	234,515
1,560	Certara Inc.*	41,044
11,510	Change Healthcare Inc.*	269,794
245	Computer Programs & Systems Inc.	7,931
3,975	Evolent Health Inc., Class A Shares*	77,234
1,745	Health Catalyst Inc.*(a)	93,689
1,375	HealthStream Inc.*	35,997
1,084	iCAD Inc.*	17,832
3,532	Inovalon Holdings Inc., Class A Shares*	110,764
1,239	Inspire Medical Systems Inc.*	240,738
1,523	NantHealth Inc.*	3,975
2,890	NextGen Healthcare Inc.*(a)	47,454
2,011	Omnicell Inc.*	279,529
852	OptimizeRx Corp.*	41,850
1,438	Phreesia Inc.*	71,181
1,395	Schrodinger Inc.*	97,901
786	Simulations Plus Inc.	41,485
1,119	Tabula Rasa HealthCare Inc.*(a)	48,352
5,662	Veeva Systems Inc., Class A Shares*	1,649,567
1,304	Vocera Communications Inc.*	43,971

	Total Health Care Technology	3,618,119

Life Sciences Tools & Services - 2.9%
2,739	10X Genomics Inc., Class A Shares*	493,020
3,451	Adaptive Biotechnologies Corp.*	130,482
23,618	Avantor Inc.*	759,319
1,254	Berkeley Lights Inc.*	54,549
2,160	Bio-Rad Laboratories Inc., Class A Shares*	1,301,119
9,273	Bio-Techne Corp.	3,837,446
4,922	Bruker Corp.	341,784
503	Champions Oncology Inc.*	4,733
14,575	Charles River Laboratories International Inc.*	4,926,204
2,386	ChromaDex Corp.*	19,804
2,824	Codexis Inc.*(a)	57,892
103,164	Fluidigm Corp.*(a)	598,351
2,006	Harvard Bioscience Inc.*	14,042
3,240	ICON PLC, ADR*(a)	724,982
6,381	Illumina Inc.*	2,588,389
8,898	Luminex Corp.	328,247
4,068	Maravai LifeSciences Holdings Inc., Class A Shares*	152,713
1,303	Medpace Holdings Inc.*	217,679
2,065	NanoString Technologies Inc.*	114,587
5,089	NeoGenomics Inc.*	208,802
34,747	Pacific Biosciences of California Inc.*	939,906
5,303	PerkinElmer Inc.	769,306
1,436	Personalis Inc.*	32,296
7,578	PPD Inc.*	349,497
3,004	PRA Health Sciences Inc.*	513,444
10,689	QIAGEN NV*	527,609
1,220	Quanterix Corp.*	62,818
2,588	Repligen Corp.*	472,595

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Life Sciences Tools & Services - 2.9% - (continued)
704	Seer Inc., Class A Shares*	$20,824
3,903	Sotera Health Co.*	94,062
4,189	Syneos Health Inc., Class A Shares*	368,213

	Total Life Sciences Tools & Services	21,024,714

Pharmaceuticals - 1.3%
3,301	AcelRx Pharmaceuticals Inc.*	4,588
5,051	Achillion Pharmaceuticals Inc.*(c)	2,323
1,968	Aerie Pharmaceuticals Inc.*	32,059
3,643	Agile Therapeutics Inc.*	5,865
86,014	Amneal Pharmaceuticals Inc.*	486,839
1,164	Amphastar Pharmaceuticals Inc.*	22,023
328	Angion Biomedica Corp.*	5,064
502	ANI Pharmaceuticals Inc.*	17,244
9,660	Antares Pharma Inc.*	38,350
1,030	Aquestive Therapeutics Inc.*(a)	3,821
1,633	Arvinas Inc.*	118,784
737	Atea Pharmaceuticals Inc.*	15,050
631	Athira Pharma Inc.*	12,582
421	Avenue Therapeutics Inc.*(a)	2,088
1,311	Axsome Therapeutics Inc.*	79,591
924	Aytu BioPharma Inc.*	4,694
4,869	BioDelivery Sciences International Inc.*	17,188
1,848	Cara Therapeutics Inc.*	25,114
1,675	Cassava Sciences Inc.*(a)	90,316
21,971	Catalent Inc.*	2,303,220
902	Cerecor Inc.*	2,381
3,139	Chiasma Inc.*	13,278
1,263	Collegium Pharmaceutical Inc.*	30,173
4,748	Corcept Therapeutics Inc.*(a)	102,557
1,684	CorMedix Inc.*(a)	12,175
3,979	Cymabay Therapeutics Inc.*	16,831
10,719	Durect Corp.*	17,686
785	Eloxx Pharmaceuticals Inc.*	1,225
11,394	Endo International PLC*	66,883
814	Eton Pharmaceuticals Inc.*(a)	5,747
2,570	Evofem Biosciences Inc.*	2,210
1,199	Evolus Inc.*	12,973
647	Fulcrum Therapeutics Inc.*	5,778
348	Graybug Vision Inc.*	1,385
238	Harmony Biosciences Holdings Inc.*	7,606
1,226	Harrow Health Inc.*	11,279
275	IMARA Inc.*	1,999
87,330	Innoviva Inc.*	1,174,588
3,065	Intra-Cellular Therapies Inc.*	120,792
2,613	Jazz Pharmaceuticals PLC*	465,454
2,157	Kala Pharmaceuticals Inc.*(a)	12,187
431	Kaleido Biosciences Inc.*(a)	3,095
1,738	Lannett Co., Inc.*	7,473
1,088	Liquidia Corp.*	3,275
394	Lyra Therapeutics Inc.*	2,829
1,268	Marinus Pharmaceuticals Inc.*	21,328
8,086	Nektar Therapeutics, Class A Shares*(a)	146,114
1,357	NGM Biopharmaceuticals Inc.*	20,436
3,596	Ocular Therapeutix Inc.*	52,358
718	Odonate Therapeutics Inc.*	2,484
2,503	Omeros Corp.*(a)	38,021
1,693	Optinose Inc.*	5,401
430	Osmotica Pharmaceuticals PLC*	1,251
25,571	Pacira BioSciences Inc.*	1,551,393
2,176	Paratek Pharmaceuticals Inc.*	17,887

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.9% - (continued)
Pharmaceuticals - 1.3% - (continued)
6,426	Perrigo Co. PLC(a)	$296,496
567	Phathom Pharmaceuticals Inc.*	20,043
1,086	Phibro Animal Health Corp., Class A Shares	30,614
1,188	Pliant Therapeutics Inc.*	35,711
15,074	Prestige Consumer Healthcare Inc.*	751,740
3,674	Progenics Pharmaceuticals Inc.*#(c)	–
2,318	Provention Bio Inc.*	17,640
1,201	Reata Pharmaceuticals Inc., Class A Shares*(a)	164,225
719	Recro Pharma Inc.*	1,646
769	Relmada Therapeutics Inc.*	26,600
2,868	Revance Therapeutics Inc.*	84,921
501	Satsuma Pharmaceuticals Inc.*	2,615
1,083	SIGA Technologies Inc.*	7,635
1,532	Strongbridge Biopharma PLC*	3,861
25,460	Supernus Pharmaceuticals Inc.*	759,981
280	Tarsus Pharmaceuticals Inc.*	9,330
378	Terns Pharmaceuticals Inc.*	6,468
17,127	TherapeuticsMD Inc.*	20,724
2,545	Theravance Biopharma Inc.*	43,978
1,534	Tricida Inc.*	7,072
710	Verrica Pharmaceuticals Inc.*	7,995
2,348	VYNE Therapeutics Inc.*	9,275
1,508	WaVe Life Sciences Ltd.*	10,315
1,493	Xeris Pharmaceuticals Inc.*	4,658
2,252	Zogenix Inc.*	39,523

	Total Pharmaceuticals	9,608,401

	TOTAL HEALTH CARE	115,327,790

INDUSTRIALS - 16.9%
Aerospace & Defense - 2.3%
1,446	AAR Corp.*	60,371
12,334	Aerojet Rocketdyne Holdings Inc.(a)	597,582
1,127	Aerovironment Inc.*(a)	123,553
1,401	Astronics Corp.*	23,761
2,981	Axon Enterprise Inc.*	419,099
4,521	BWX Technologies Inc.	282,743
1,942	Curtiss-Wright Corp.	243,371
645	Ducommun Inc.*	34,682
24,875	HEICO Corp., Class A Shares	3,294,943
29,658	Hexcel Corp.*(a)	1,763,465
18,784	Howmet Aerospace Inc.*	666,456
1,885	Huntington Ingalls Industries Inc.	407,556
1,153	Kaman Corp.	62,054
5,657	Kratos Defense & Security Solutions Inc.*	141,482
3,194	Maxar Technologies Inc.	99,333
12,432	Mercury Systems Inc.*	813,674
1,274	Moog Inc., Class A Shares	114,915
284	National Presto Industries Inc.	28,803
5,709	Northrop Grumman Corp.	2,088,752
3,240	PAE Inc.*	26,309
809	Park Aerospace Corp.	12,475
1,239	Parsons Corp.*	49,077
16,239	Spirit AeroSystems Holdings Inc., Class A Shares	799,121
3,179	Teledyne Technologies Inc.*	1,333,495
10,830	Textron Inc.	741,530
3,408	TransDigm Group Inc.*	2,211,247
2,169	Triumph Group Inc.*	41,688
596	Vectrus Inc.*	30,408
3,254	Virgin Galactic Holdings Inc.*(a)	101,622

	Total Aerospace & Defense	16,613,567

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.9% - (continued)
Air Freight & Logistics - 0.2%
2,688	Air Transport Services Group Inc.*	$66,770
1,183	Atlas Air Worldwide Holdings Inc.*	88,642
1,550	Echo Global Logistics Inc.*	52,948
1,443	Forward Air Corp.	139,813
1,594	Hub Group Inc., Class A Shares*	111,277
1,467	Radiant Logistics Inc.*	11,281
4,329	XPO Logistics Inc.*	636,060

	Total Air Freight & Logistics	1,106,791

Airlines - 0.3%
5,789	Alaska Air Group Inc.*	400,599
614	Allegiant Travel Co., Class A Shares*	135,976
29,474	American Airlines Group Inc.*(a)	714,450
1,471	Copa Holdings SA, Class A Shares*	121,004
2,424	Hawaiian Holdings Inc.*	62,539
14,887	JetBlue Airways Corp.*	299,229
1,619	Mesa Air Group Inc.*	15,737
2,341	SkyWest Inc.*	114,779
4,614	Spirit Airlines Inc.*	164,766

	Total Airlines	2,029,079

Building Products - 1.7%
2,015	AAON Inc.(a)	133,494
21,833	Advanced Drainage Systems Inc.	2,476,299
4,402	Allegion PLC	618,393
670	Alpha Pro Tech Ltd.*(a)	5,521
735	American Woodmark Corp.*	63,886
6,340	AO Smith Corp.	450,584
1,375	Apogee Enterprises Inc.	52,264
2,248	Armstrong World Industries Inc.	239,075
4,323	AZEK Co., Inc. (The), Class A Shares*	188,180
9,668	Builders FirstSource Inc.*	430,613
1,082	Caesarstone Ltd.	17,853
2,075	Cornerstone Building Brands Inc.*	35,192
716	CSW Industrials Inc.	87,223
6,577	Fortune Brands Home & Security Inc.	678,483
1,642	Gibraltar Industries Inc.*	130,457
2,421	Griffon Corp.	63,648
1,106	Insteel Industries Inc.	38,666
3,099	JELD-WEN Holding Inc.*	86,803
1,657	Lennox International Inc.(a)	579,834
1,133	Masonite International Corp.*	135,450
5,074	Owens Corning	541,142
2,959	PGT Innovations Inc.*	71,489
1,347	Quanex Building Products Corp.	35,871
87,456	Resideo Technologies Inc.*	2,614,934
1,992	Simpson Manufacturing Co., Inc.	223,741
20,426	Trex Co., Inc.*	1,989,697
2,927	UFP Industries Inc.	232,755

	Total Building Products	12,221,547

Commercial Services & Supplies - 2.1%
3,097	ABM Industries Inc.	154,509
5,085	ACCO Brands Corp.	46,324
7,650	ADT Inc.(a)	79,101
2,132	Brady Corp., Class A Shares	122,014
1,536	BrightView Holdings Inc.*	26,650
2,314	Brink’s Co. (The)(a)	174,499
2,200	Casella Waste Systems Inc., Class A Shares*	148,346
1,390	CECO Environmental Corp.*	10,606
857	Cimpress PLC*	85,109
10,985	Clean Harbors Inc.*	1,022,703
6,495	CoreCivic Inc.*	50,856

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.9% - (continued)
Commercial Services & Supplies - 2.1% - (continued)
88,684	Covanta Holding Corp.	$1,313,410
2,036	Deluxe Corp.	92,760
1,553	Driven Brands Holdings Inc.*	46,000
695	Ennis Inc.	14,567
131,291	Harsco Corp.*(a)	2,943,544
3,571	Healthcare Services Group Inc.	107,094
898	Heritage-Crystal Clean Inc.*	27,658
2,922	Herman Miller Inc.	139,672
2,175	HNI Corp.	99,223
6,381	IAA Inc.*(a)	363,526
3,021	Interface Inc., Class A Shares	49,363
32,431	KAR Auction Services Inc.*	581,812
1,975	Kimball International Inc., Class B Shares	26,307
2,592	Knoll Inc.	67,392
24,144	Matthews International Corp., Class A Shares	943,306
1,063	Montrose Environmental Group Inc.*(a)	53,299
6,011	MSA Safety Inc.(a)	1,010,209
157	NL Industries Inc.	1,137
8,688	Pitney Bowes Inc.	72,805
1,336	Quad/Graphics Inc.*	4,422
1,194	SP Plus Corp.*	39,032
3,660	Steelcase Inc., Class A Shares	52,960
23,862	Stericycle Inc.*(a)	1,874,599
60,714	Team Inc.*(a)	516,069
2,555	Tetra Tech Inc.	305,246
705	UniFirst Corp.	156,284
1,684	US Ecology Inc.*	66,737
1,116	Viad Corp.*	49,260
787	Vidler Water Resouces Inc.*	8,264
531	VSE Corp.	25,260
19,868	Waste Connections Inc.	2,412,770

	Total Commercial Services & Supplies	15,384,704

Construction & Engineering - 0.8%
6,717	AECOM*	436,672
1,072	Ameresco Inc., Class A Shares*	57,631
6,600	API Group Corp.*(d)	139,590
2,219	Arcosa Inc.	140,907
793	Argan Inc.	38,936
1,659	Comfort Systems USA Inc.	137,531
1,823	Concrete Pumping Holdings Inc.*	14,620
1,375	Construction Partners Inc., Class A Shares*	44,289
18,634	Dycom Industries Inc.*	1,396,059
2,570	EMCOR Group Inc.	324,103
6,584	Fluor Corp.*	121,804
2,100	Granite Construction Inc.	84,756
2,796	Great Lakes Dredge & Dock Corp.*	40,850
3,693	HC2 Holdings Inc.*(a)	14,772
505	IES Holdings Inc.*	26,795
2,660	MasTec Inc.*	309,438
1,521	Matrix Service Co.*	16,579
722	MYR Group Inc.*	62,843
554	Northwest Pipe Co.*	17,540
559	NV5 Global Inc.*	51,053
2,166	Primoris Services Corp.	68,857
6,552	Quanta Services Inc.	624,733
1,526	Sterling Construction Co., Inc.*	34,335
2,164	Tutor Perini Corp.*	33,499
3,418	Valmont Industries Inc.	847,664
30,698	WillScot Mobile Mini Holdings Corp., Class A Shares*	890,242

	Total Construction & Engineering	5,976,098

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.9% - (continued)
Electrical Equipment - 1.3%
1,708	Acuity Brands Inc.(a)	$317,261
579	Allied Motion Technologies Inc.	20,497
1,407	American Superconductor Corp.*	21,063
5,826	Array Technologies Inc.*(a)	94,964
22,619	Atkore Inc.*	1,746,187
13,054	AZZ Inc.	698,258
138,399	Babcock & Wilcox Enterprises Inc.*	1,192,999
23,651	Bloom Energy Corp., Class A Shares*	571,645
853	Encore Wire Corp.	70,116
1,962	EnerSys	184,899
14,891	FuelCell Energy Inc.*	146,230
2,921	Generac Holdings Inc.*	960,191
8,661	GrafTech International Ltd.	115,018
2,614	Hubbell Inc., Class B Shares	498,333
1,362	LSI Industries Inc.	12,667
7,225	nVent Electric PLC	235,101
1,358	Orion Energy Systems Inc.*	8,705
19,544	Plug Power Inc.*(a)	600,001
76	Powell Industries Inc.	2,611
194	Preformed Line Products Co.	14,437
1,947	Regal Beloit Corp.	276,922
7,347	Sensata Technologies Holding PLC*	436,632
4,093	Shoals Technologies Group Inc., Class A Shares*	112,967
7,531	Sunrun Inc.*	336,786
1,647	Thermon Group Holdings Inc.*	28,707
1,399	TPI Composites Inc.*	67,572
623	Ultralife Corp.*	5,688
11,224	Vertiv Holdings Co., Class A Shares(a)	278,580
976	Vicor Corp.*	87,918

	Total Electrical Equipment	9,142,955

Industrial Conglomerates - 0.5%
6,973	Carlisle Cos., Inc.	1,341,047
1,680	Raven Industries Inc.	74,138
4,861	Roper Technologies Inc.	2,187,499

	Total Industrial Conglomerates	3,602,684

Machinery - 3.4%
2,958	AGCO Corp.	409,298
539	Alamo Group Inc.	83,103
14,816	Albany International Corp., Class A Shares(a)	1,323,810
5,357	Allison Transmission Holdings Inc.(a)	226,655
22,636	Altra Industrial Motion Corp.	1,486,959
1,158	Astec Industries Inc.	79,358
13,173	Barnes Group Inc.	703,702
916	Blue Bird Corp.*	23,962
1,711	Chart Industries Inc.*	249,703
772	CIRCOR International Inc.*	29,050
5,167	Colfax Corp.*(a)	228,381
1,274	Columbus McKinnon Corp.(a)	64,592
2,412	Crane Co.	230,322
6,036	Donaldson Co., Inc.	371,757
850	Douglas Dynamics Inc.	37,272
203	Eastern Co. (The)	6,472
2,160	Energy Recovery Inc.*	41,062
23,847	Enerpac Tool Group Corp., Class A Shares	653,408
892	EnPro Industries Inc.	82,055
1,324	ESCO Technologies Inc.	125,303
5,825	Evoqua Water Technologies Corp.*	181,274
795	ExOne Co. (The)*	16,949
2,570	Federal Signal Corp.	109,174
20,026	Flowserve Corp.(a)	848,902

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.9% - (continued)
Machinery - 3.4% - (continued)
2,143	Franklin Electric Co., Inc.	$179,776
2,633	Gates Industrial Corp. PLC*	47,815
303	Gencor Industries Inc.*	3,806
1,012	Gorman-Rupp Co. (The)	36,412
7,911	Graco Inc.	599,021
303	Graham Corp.	4,451
1,726	Greenbrier Cos., Inc. (The)(a)	76,652
1,609	Helios Technologies Inc.	114,319
3,416	Hillenbrand Inc.	155,770
389	Hurco Cos., Inc.	13,378
393	Hydrofarm Holdings Group Inc.*	24,480
354	Hyster-Yale Materials Handling Inc.	26,759
4,550	IDEX Corp.	1,013,103
16,112	ITT Inc.	1,512,917
1,479	John Bean Technologies Corp.	213,020
511	Kadant Inc.	85,858
3,824	Kennametal Inc.	143,438
712	LB Foster Co., Class A Shares*	12,809
11,929	Lincoln Electric Holdings Inc.	1,533,831
464	Lindsay Corp.	76,388
1,527	Luxfer Holdings PLC, ADR	34,907
24,306	Lydall Inc.*(a)	884,252
1,860	Manitowoc Co., Inc. (The)*	48,025
267	Mayville Engineering Co., Inc.*	5,190
3,052	Meritor Inc.*	79,352
2,629	Middleby Corp. (The)*	431,892
588	Miller Industries Inc.	24,608
2,357	Mueller Industries Inc.	109,435
121,362	Mueller Water Products Inc., Class A Shares	1,756,108
2,242	Navistar International Corp.*	99,164
982	NN Inc.*	7,375
2,745	Nordson Corp.	608,539
134	Omega Flex Inc.	19,705
3,238	Oshkosh Corp.	425,603
384	Park-Ohio Holdings Corp.	14,166
7,870	Pentair PLC	542,794
1,220	Proto Labs Inc.*	109,056
1,152	RBC Bearings Inc.*	225,550
1,342	REV Group Inc.*	25,122
5,706	Rexnord Corp.	285,129
1,887	Shyft Group Inc. (The)	73,555
2,574	Snap-on Inc.	655,392
2,222	SPX Corp.*	139,164
1,934	SPX FLOW Inc.	132,730
679	Standex International Corp.	67,655
705	Tennant Co.	58,332
3,045	Terex Corp.	159,467
20,577	Timken Co. (The)	1,820,036
5,130	Toro Co. (The)	569,892
1,992	TriMas Corp.*	64,581
4,263	Trinity Industries Inc.	118,426
6,670	Twin Disc Inc.*	91,913
2,140	Wabash National Corp.	34,133
1,268	Watts Water Technologies Inc., Class A Shares	172,321
40,057	Welbilt Inc.*	989,808
2,954	Westinghouse Air Brake Technologies Corp.(a)	244,473
2,687	Woodward Inc.	341,733

	Total Machinery	24,956,109

Marine - 0.0%
1,942	Costamare Inc.	20,838

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.9% - (continued)
Marine - 0.0% - (continued)
263	Eagle Bulk Shipping Inc.*	$12,448
401	Eneti Inc.	8,064
761	Genco Shipping & Trading Ltd.	12,024
2,761	Kirby Corp.*	180,376
1,955	Matson Inc.	126,391
2,124	Safe Bulkers Inc.*	7,837

	Total Marine	367,978

Professional Services - 2.2%
721	Acacia Research Corp.*	3,857
537	Akerna Corp.*	2,352
17,542	ASGN Inc.*	1,808,405
440	Barrett Business Services Inc.	32,767
477	BGSF Inc.	5,662
6,468	Booz Allen Hamilton Holding Corp., Class A Shares	549,327
1,184	CACI International Inc., Class A Shares*	301,873
2,798	CBIZ Inc.*(a)	92,922
3,474	CoreLogic Inc.	276,183
1,936	CoStar Group Inc.*	1,653,344
255	CRA International Inc.	20,874
2,420	Exponent Inc.	220,777
615	Forrester Research Inc.*	26,390
684	Franklin Covey Co.*	21,204
13,479	FTI Consulting Inc.*	1,854,036
467	GP Strategies Corp.*	8,261
1,013	Heidrick & Struggles International Inc.	43,600
14,753	Huron Consulting Group Inc.*	807,137
998	ICF International Inc.	87,724
1,735	Insperity Inc.	159,950
6,206	Jacobs Engineering Group Inc.	881,749
68,491	KBR Inc.	2,790,323
1,817	Kelly Services Inc., Class A Shares*	46,642
830	Kforce Inc.	52,049
2,479	Korn Ferry	162,151
2,753	ManpowerGroup Inc.	333,085
1,320	ManTech International Corp., Class A Shares	114,853
233	Mastech Digital Inc.*	3,672
729	Mistras Group Inc.*	7,589
16,879	Nielsen Holdings PLC(a)	459,278
345	Red Violet Inc.*(a)	7,583
1,834	Resources Connection Inc.	26,740
5,261	Robert Half International Inc.	467,124
2,761	Science Applications International Corp.	248,103
1,948	TriNet Group Inc.*	146,762
1,429	TrueBlue Inc.*	38,769
4,259	Upwork Inc.*	200,471
12,614	Verisk Analytics Inc., Class A Shares	2,180,078
586	Willdan Group Inc.*	21,307

	Total Professional Services	16,164,973

Road & Rail - 1.0%
428	AMERCO	246,117
1,296	ArcBest Corp.	100,881
17,540	Avis Budget Group Inc.*(a)	1,540,363
321	Covenant Logistics Group Inc., Class A Shares*	7,226
1,107	Daseke Inc.*	8,015
2,499	Heartland Express Inc.	45,357
18,748	Knight-Swift Transportation Holdings Inc., Class A Shares	894,842
1,834	Landstar System Inc.	312,697
2,542	Marten Transport Ltd.	43,366
4,525	Old Dominion Freight Line Inc.	1,201,161
82	PAM Transportation Services Inc.*	4,759

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.9% - (continued)
Road & Rail - 1.0% - (continued)
7,457	Ryder System Inc.	$609,908
7,779	Saia Inc.*	1,790,415
3,237	Schneider National Inc., Class B Shares	79,274
346	Universal Logistics Holdings Inc.	8,650
948	US Xpress Enterprises Inc., Class A Shares*	10,655
7,430	Werner Enterprises Inc.(a)	356,566

	Total Road & Rail	7,260,252

Trading Companies & Distributors - 1.1%
47,320	AerCap Holdings NV*	2,791,880
5,060	Air Lease Corp., Class A Shares	238,124
924	Alta Equipment Group Inc.*	13,546
1,724	Applied Industrial Technologies Inc.	168,883
2,543	Beacon Roofing Supply Inc.*	144,035
1,781	Boise Cascade Co.	117,528
597	CAI International Inc.	25,623
1,125	Custom Truck One Source Inc.*	11,936
941	DXP Enterprises Inc.*	29,067
107	EVI Industries Inc.*	3,217
34,141	Fastenal Co.	1,810,839
1,616	GATX Corp.(a)	159,435
1,802	GMS Inc.*	82,514
1,849	H&E Equipment Services Inc.	69,153
1,116	Herc Holdings Inc.*	128,362
282	Lawson Products Inc.*	17,061
1,076	McGrath RentCorp	92,245
4,213	MRC Global Inc.*	45,248
2,185	MSC Industrial Direct Co., Inc., Class A Shares	206,264
5,678	NOW Inc.*(a)	59,449
2,039	Rush Enterprises Inc., Class A Shares	97,464
288	Rush Enterprises Inc., Class B Shares	12,488
2,089	SiteOne Landscape Supply Inc.*	359,392
687	Systemax Inc.	23,578
1,939	Textainer Group Holdings Ltd.*	65,344
701	Titan Machinery Inc.*	21,507
309	Transcat Inc.*	16,328
2,849	Triton International Ltd.	154,558
7,827	Univar Solutions Inc.*	212,033
727	Veritiv Corp.*	44,652
1,568	Watsco Inc.	456,915
2,329	WESCO International Inc.*	248,202
120	Willis Lease Finance Corp.*	5,322

	Total Trading Companies & Distributors	7,932,192

Transportation Infrastructure - 0.0%
3,621	Macquarie Infrastructure Corp.	126,300

	TOTAL INDUSTRIALS	122,885,229

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.3%
1,950	ADTRAN Inc.	38,629
1,155	Applied Optoelectronics Inc.*(a)	9,506
55,631	CalAmp Corp.*	771,602
2,746	Calix Inc.*	121,675
368	Cambium Networks Corp.*	21,237
1,434	Casa Systems Inc.*	12,447
54,405	Ciena Corp.*	2,876,392
390	Clearfield Inc.*	14,750
9,790	CommScope Holding Co., Inc.*	198,835
1,333	Comtech Telecommunications Corp.	33,712
1,623	Digi International Inc.*	30,772
734	DZS Inc.*	12,148
2,179	EchoStar Corp., Class A Shares*	57,722

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.7% - (continued)
Communications Equipment - 1.3% - (continued)
46,257	EMCORE Corp.*	$448,693
4,495	Extreme Networks Inc.*	51,423
1,820	Genasys Inc.*	9,919
3,661	Harmonic Inc.*	25,517
106,839	Infinera Corp.*(a)	1,025,654
3,751	Inseego Corp.*(a)	32,259
659	KVH Industries Inc.*	9,417
3,600	Lumentum Holdings Inc.*	292,932
1,345	NETGEAR Inc.*	52,294
3,628	NetScout Systems Inc.*	106,663
936	PCTEL Inc.*	6,168
1,485	Plantronics Inc.*	48,708
8,502	Radware Ltd.*	248,258
2,628	Resonant Inc.*	8,567
74,563	Ribbon Communications Inc.*(a)	554,749
24,133	ViaSat Inc.*(a)	1,283,393
68,155	Viavi Solutions Inc.*	1,194,757

	Total Communications Equipment	9,598,798

Electronic Equipment, Instruments & Components - 2.6%
294	908 Devices Inc.*(a)	12,386
26,118	Advanced Energy Industries Inc.	2,664,297
1,846	Akoustis Technologies Inc.*	17,685
24,114	Amphenol Corp., Class A Shares	1,621,908
4,445	Arlo Technologies Inc.*	29,826
3,571	Arrow Electronics Inc.*	429,698
4,591	Avnet Inc.	202,279
1,323	Badger Meter Inc.	126,439
420	Bel Fuse Inc., Class B Shares	6,922
19,871	Belden Inc.	1,005,473
1,879	Benchmark Electronics Inc.(a)	58,155
7,996	Cognex Corp.	634,802
1,161	Coherent Inc.*	304,890
1,669	CTS Corp.	63,839
1,375	Daktronics Inc.*	9,295
557	ePlus Inc.*	52,675
1,679	Fabrinet*	150,590
762	FARO Technologies Inc.*	57,645
10,216	II-VI Inc.*(a)	688,252
1,613	Insight Enterprises Inc.*	168,526
857	Intellicheck Inc.*	6,428
4,104	IPG Photonics Corp.*(a)	858,803
2,709	Iteris Inc.*	19,965
33,657	Itron Inc.*	3,209,195
7,014	Jabil Inc.	395,940
906	Kimball Electronics Inc.*	20,276
50,424	Knowles Corp.*	1,035,709
1,136	Littelfuse Inc.	296,769
1,557	Luna Innovations Inc.*	15,804
1,710	Methode Electronics Inc.(a)	82,730
702	Napco Security Technologies Inc.*	22,843
6,121	National Instruments Corp.(a)	249,737
1,517	nLight Inc.*	44,478
1,616	Novanta Inc.*	224,576
7,960	OSI Systems Inc.*(a)	767,026
856	PAR Technology Corp.*(a)	57,318
650	PC Connection Inc.	31,713
1,274	Plexus Corp.*	125,884
1,439	Powerfleet Inc.*	9,699
1,448	Research Frontiers Inc.*	3,446
7,466	Rogers Corp.*(a)	1,398,755

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.7% - (continued)
Electronic Equipment, Instruments & Components - 2.6% - (continued)
3,184	Sanmina Corp.*(a)	$134,078
1,388	ScanSource Inc.*	42,376
1,988	SYNNEX Corp.	251,681
11,910	Trimble Inc.*	926,479
4,507	TTM Technologies Inc.*	68,281
6,070	Vishay Intertechnology Inc.	146,105
672	Vishay Precision Group Inc.*	21,907
695	Wrap Technologies Inc.*	6,227

	Total Electronic Equipment, Instruments & Components	18,779,810

IT Services - 3.0%
2,205	Alliance Data Systems Corp.	266,915
6,179	Amdocs Ltd.	482,580
1,992	BigCommerce Holdings Inc.*(a)	108,345
46,960	Black Knight Inc.*	3,446,394
241	BM Technologies Inc.*(b)	3,097
2,182	Brightcove Inc.*	31,639
1,711	Cardtronics PLC, Class A Shares*(a)	66,609
772	Cass Information Systems Inc.	35,226
1,982	Concentrix Corp.*	302,691
263,839	Conduent Inc.*	1,999,900
1,351	CSG Systems International Inc.	59,498
12,047	DXC Technology Co.*	456,822
9,691	Euronet Worldwide Inc.*	1,450,161
2,652	EVERTEC Inc.	115,442
2,237	Evo Payments Inc., Class A Shares*	64,068
1,512	ExlService Holdings Inc.*	154,194
3,746	Fastly Inc., Class A Shares*(a)	176,774
4,655	Gartner Inc.*	1,079,215
8,931	Genpact Ltd.	408,504
1,842	Globant SA*	401,317
3,413	GreenSky Inc., Class A Shares*	20,000
1,136	Grid Dynamics Holdings Inc.*	17,460
1,968	GTT Communications Inc.*(a)	2,932
1,321	Hackett Group Inc. (The)	23,527
841	I3 Verticals Inc., Class A Shares*	26,130
73	IBEX Holdings Ltd.*	1,587
1,089	Information Services Group Inc.*	6,382
1,199	International Money Express Inc.*	18,309
6,270	Limelight Networks Inc.*	19,437
3,055	LiveRamp Holdings Inc.*	153,483
3,027	Maximus Inc.	280,512
3,433	MoneyGram International Inc.*	33,643
2,487	MongoDB Inc., Class A Shares*	726,055
3,476	Okta Inc., Class A Shares*	773,201
1,815	Paysign Inc.*	6,008
1,575	Perficient Inc.*	112,754
780	PFSweb Inc.*	5,873
482	Priority Technology Holdings Inc.*	3,736
1,707	Rackspace Technology Inc.*(a)	34,447
3,197	Repay Holdings Corp., Class A Shares*	72,604
15,092	Sabre Corp.*(a)	209,024
4,566	ServiceSource International Inc.*	5,662
13,350	Shift4 Payments Inc., Class A Shares*	1,245,422
675	StarTek Inc.*	4,273
9,619	StoneCo Ltd., Class A Shares*	634,565
3,972	Switch Inc., Class A Shares	74,952
1,612	Sykes Enterprises Inc.*	67,575
863	TTEC Holdings Inc.	93,558
341	Tucows Inc., Class A Shares*	26,632
2,490	Twilio Inc., Class A Shares*	836,640

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.7% - (continued)
IT Services - 3.0% - (continued)
89,145	Unisys Corp.*	$2,291,918
6,101	Verra Mobility Corp., Class A Shares*	86,939
8,225	WEX Inc.*	1,611,360
11,580	WNS Holdings Ltd., ADR*	862,710

	Total IT Services	21,498,701

Semiconductors & Semiconductor Equipment - 3.2%
2,236	Allegro MicroSystems Inc.*	58,605
928	Alpha & Omega Semiconductor Ltd.*	29,891
1,560	Ambarella Inc.*	156,593
4,666	Amkor Technology Inc.	98,453
785	Atomera Inc.*(a)	13,777
1,736	Axcelis Technologies Inc.*	71,940
1,304	AXT Inc.*	13,275
30,145	Brooks Automation Inc.	3,077,503
923	CEVA Inc.*	41,415
2,852	Cirrus Logic Inc.*	222,656
1,379	CMC Materials Inc.	212,821
2,105	Cohu Inc.*(a)	78,348
5,266	Cree Inc.*(a)	526,653
392	CyberOptics Corp.*	11,682
2,100	Diodes Inc.*	158,907
1,175	DSP Group Inc.*	18,471
5,043	Enphase Energy Inc.*	721,401
12,790	Entegris Inc.(a)	1,463,815
4,383	First Solar Inc.*	333,590
3,647	FormFactor Inc.*	128,557
606	GSI Technology Inc.*	3,787
1,306	Ichor Holdings Ltd.*	73,475
6,382	Impinj Inc.*(a)	332,183
6,453	Lattice Semiconductor Corp.*	342,461
56,500	MACOM Technology Solutions Holdings Inc.*(a)	3,344,800
562	Maxeon Solar Technologies Ltd.*	8,778
3,195	MaxLinear Inc., Class A Shares*	121,474
2,614	MKS Instruments Inc.	492,033
2,112	Monolithic Power Systems Inc.	724,669
2,843	NeoPhotonics Corp.*	29,027
288	NVE Corp.	20,120
19,390	ON Semiconductor Corp.*	776,376
2,161	Onto Innovation Inc.*	155,095
1,549	PDF Solutions Inc.*	27,014
3,498	Photronics Inc.*	47,363
1,973	Pixelworks Inc.*	6,886
2,808	Power Integrations Inc.(a)	230,789
72,059	Rambus Inc.*	1,409,474
3,043	Semtech Corp.*	191,709
2,060	Silicon Laboratories Inc.*(a)	281,314
23,310	Silicon Motion Technology Corp., ADR(a)	1,537,761
588	SiTime Corp.*	57,818
16,585	SMART Global Holdings Inc.*(a)	786,129
2,333	SolarEdge Technologies Inc.*	601,937
3,502	SunPower Corp., Class A Shares*(a)	81,912
8,017	Synaptics Inc.*	1,012,788
7,917	Teradyne Inc.(a)	1,047,815
1,826	Ultra Clean Holdings Inc.*	102,858
2,050	Universal Display Corp.	442,513
68,762	Veeco Instruments Inc.*(a)	1,637,911

	Total Semiconductors & Semiconductor Equipment	23,366,622

Software - 6.6%
5,017	8x8 Inc.*(a)	118,150
3,336	A10 Networks Inc.*	32,459

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.7% - (continued)
Software - 6.6% - (continued)
35,608	ACI Worldwide Inc.*	$1,362,362
949	Agilysys Inc.*	48,200
2,251	Alarm.com Holdings Inc.*	184,312
2,042	Altair Engineering Inc., Class A Shares*(a)	137,570
2,558	Alteryx Inc., Class A Shares*(a)	198,936
1,562	American Software Inc., Class A Shares	31,427
6,425	Anaplan Inc.*	330,952
8,317	ANSYS Inc.*	2,810,647
784	Appfolio Inc., Class A Shares*	105,754
1,648	Appian Corp., Class A Shares*(a)	149,111
10,110	Aspen Technology Inc.*(a)	1,379,712
583	Asure Software Inc.*	4,926
3,408	Atlassian Corp. PLC, Class A Shares*	795,018
3,935	Avalara Inc.*	520,089
3,891	Avaya Holdings Corp.*(a)	111,594
1,594	Benefitfocus Inc.*	23,575
3,537	Bill.com Holdings Inc.*(a)	526,730
2,276	Blackbaud Inc.*(a)	160,890
28,649	Blackline Inc.*	2,978,637
38,777	Bottomline Technologies de Inc.*	1,449,484
63,263	Box Inc., Class A Shares*	1,474,661
5,817	CDK Global Inc.(a)	304,462
1,796	Cerence Inc.*(a)	170,853
5,560	Ceridian HCM Holding Inc.*(a)	497,398
1,588	ChannelAdvisor Corp.*	37,683
160,827	Cloudera Inc.*	2,068,235
5,552	Cloudflare Inc., Class A Shares*	455,597
65,498	Cognyte Software Ltd.*	1,685,919
1,942	CommVault Systems Inc.*	147,922
3,022	Cornerstone OnDemand Inc.*	132,877
2,692	Coupa Software Inc.*	641,234
4,438	Crowdstrike Holdings Inc., Class A Shares*	985,902
4,830	CyberArk Software Ltd.*	611,188
1,254	Datto Holding Corp.*	33,783
704	Digimarc Corp.*	24,478
3,995	Digital Turbine Inc.*	264,349
3,045	Dolby Laboratories Inc., Class A Shares	297,009
1,138	Domo Inc., Class B Shares*	75,677
3,365	Duck Creek Technologies Inc.*(a)	132,278
8,722	Dynatrace Inc.*	451,276
1,396	Ebix Inc.	38,250
552	eGain Corp.*	5,542
3,147	Elastic NV*	372,007
15,598	Envestnet Inc.*	1,122,588
1,685	Everbridge Inc.*	197,988
1,337	Fair Isaac Corp.*	676,602
89,905	FireEye Inc.*(a)	2,011,175
2,949	Five9 Inc.*	522,268
2,223	GTY Technology Holdings Inc.*	13,338
13,157	Guidewire Software Inc.*	1,285,965
1,976	HubSpot Inc.*	996,655
416	Intelligent Systems Corp.*	13,591
1,498	InterDigital Inc.	121,008
2,055	j2 Global Inc.*(a)	255,909
2,077	Jamf Holding Corp.*	72,030
706	JFrog Ltd.*(a)	29,476
2,943	LivePerson Inc.*(a)	161,718
3,012	Manhattan Associates Inc.*	409,572
1,939	McAfee Corp., Class A Shares	48,727
4,548	Medallia Inc.*	116,747

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.7% - (continued)
Software - 6.6% - (continued)
344	MicroStrategy Inc., Class A Shares*(a)	$161,680
23,807	Mimecast Ltd.*	1,190,112
1,743	Mitek Systems Inc.*	29,561
1,866	Model N Inc.*	66,560
2,129	nCino Inc.*	130,124
8,583	New Relic Inc.*	537,982
13,599	Nuance Communications Inc.*	719,387
8,946	Nutanix Inc., Class A Shares*	281,888
394	ON24 Inc.*	12,679
35,024	OneSpan Inc.*	915,878
3,380	PagerDuty Inc.*(a)	137,397
929	Park City Group Inc.*(a)	5,565
1,827	Paylocity Holding Corp.*	310,279
1,882	Pegasystems Inc.	222,339
1,955	Ping Identity Holding Corp.*	47,135
2,294	Progress Software Corp.	102,244
6,434	Proofpoint Inc.*	1,111,860
13,866	PROS Holdings Inc.*(a)	615,234
4,985	PTC Inc.*	668,688
2,375	Q2 Holdings Inc.*	225,459
672	QAD Inc., Class A Shares	48,021
1,649	Qualys Inc.*(a)	159,425
2,434	Rapid7 Inc.*	203,604
1,073	Rimini Street Inc.*	6,985
4,162	SailPoint Technologies Holding Inc.*(a)	193,658
1,405	Sapiens International Corp. NV	40,338
1,260	Seachange International Inc.*	1,462
333	SecureWorks Corp., Class A Shares*	4,689
415	ShotSpotter Inc.*	16,895
5,389	Smartsheet Inc., Class A Shares*	318,382
1,796	Smith Micro Software Inc.*	9,680
1,816	SolarWinds Corp.*	30,055
1,212	Sprout Social Inc., Class A Shares*	84,137
1,665	SPS Commerce Inc.*	156,277
632	Sumo Logic Inc.*	11,882
5,674	SVMK Inc.*	110,359
2,724	Synchronoss Technologies Inc.*	7,927
755	Telos Corp.*	24,824
3,344	Tenable Holdings Inc.*	139,779
5,339	Teradata Corp.*(a)	255,578
1,333	Upland Software Inc.*(a)	54,640
4,796	Varonis Systems Inc., Class B Shares*	231,647
29,092	Verint Systems Inc.*	1,341,432
1,276	Veritone Inc.*(a)	24,461
490	Viant Technology Inc., Class A Shares*	14,303
3,570	VirnetX Holding Corp.*	16,351
36,126	Vonage Holdings Corp.*	497,816
5,210	Workiva Inc., Class A Shares*	494,429
102,648	Xperi Holding Corp.	2,198,720
4,516	Yext Inc.*	65,347
5,515	Zendesk Inc.*	753,680
1,249	Zix Corp.*	8,706
3,450	Zscaler Inc.*	669,990
5,346	Zuora Inc., Class A Shares*	82,703

	Total Software	48,194,705

Technology Hardware, Storage & Peripherals - 1.0%
5,643	3D Systems Corp.*	165,961
1,710	Avid Technology Inc.*	52,805
1,104	Corsair Gaming Inc.*(a)	34,467
55,201	Diebold Nixdorf Inc.*	747,421

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.7% - (continued)
Technology Hardware, Storage & Peripherals - 1.0% - (continued)
990	Eastman Kodak Co.*	$7,049
693	Immersion Corp.*	5,925
1,166	Intevac Inc.*	8,104
54,734	NCR Corp.*	2,638,179
42,717	Pure Storage Inc., Class A Shares*	813,759
171,604	Quantum Corp.*	1,288,746
39,457	Stratasys Ltd.*(a)	911,062
1,846	Super Micro Computer Inc.*	64,130
758	Turtle Beach Corp.*	25,090
7,983	Xerox Holdings Corp.	187,201

	Total Technology Hardware, Storage & Peripherals	6,949,899

	TOTAL INFORMATION TECHNOLOGY	128,388,535

MATERIALS - 5.2%
Chemicals - 2.0%
664	Advanced Emissions Solutions Inc.*	5,272
1,530	AdvanSix Inc.*	48,440
1,569	AgroFresh Solutions Inc.*	3,467
8,634	Albemarle Corp.	1,442,569
816	American Vanguard Corp.	15,006
5,538	Amyris Inc.*(a)	78,806
2,750	Ashland Global Holdings Inc.(a)	260,810
21,097	Avient Corp.	1,096,622
9,893	Axalta Coating Systems Ltd.*	320,929
1,514	Balchem Corp.	198,334
2,822	Cabot Corp.	179,423
10,168	CF Industries Holdings Inc.	540,632
283	Chase Corp.	29,998
7,745	Chemours Co. (The)	278,278
12,223	Ecolab Inc.	2,628,923
10,205	Element Solutions Inc.	238,695
3,334	Ferro Corp.*	72,014
1,486	FutureFuel Corp.	15,261
2,585	GCP Applied Technologies Inc.*	63,022
680	Hawkins Inc.	23,134
2,329	HB Fuller Co.	160,980
9,906	Huntsman Corp.	281,132
2,097	Ingevity Corp.*	172,604
1,064	Innospec Inc.	107,581
359	Intrepid Potash Inc.*	10,275
1,137	Koppers Holdings Inc.*	39,420
24,145	Kraton Corp.*	819,723
1,402	Kronos Worldwide Inc.	22,768
6,826	Livent Corp.*	133,175
2,518	Marrone Bio Innovations Inc.*	3,525
1,449	Minerals Technologies Inc.	126,063
16,463	Mosaic Co. (The)	594,973
336	NewMarket Corp.	115,325
6,762	Olin Corp.	330,594
3,196	Orion Engineered Carbons SA*	64,687
2,114	PQ Group Holdings Inc.	34,543
627	Quaker Chemical Corp.	152,079
3,651	Rayonier Advanced Materials Inc.*	28,186
6,107	RPM International Inc.	571,188
1,937	Scotts Miracle-Gro Co. (The)	421,046
1,902	Sensient Technologies Corp.	164,998
1,057	Stepan Co.	142,336
396	Trecora Resources*	3,243
1,482	Tredegar Corp.	22,586
1,777	Trinseo SA	115,398
57,891	Tronox Holdings PLC, Class A Shares	1,359,281

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.2% - (continued)
Chemicals - 2.0% - (continued)
8,615	Valvoline Inc.	$284,295
1,602	Westlake Chemical Corp.	161,594
2,640	WR Grace & Co.	180,893

	Total Chemicals	14,164,126

Construction Materials - 0.5%
1,962	Eagle Materials Inc.*	287,943
1,388	Forterra Inc.*	32,451
5,638	Summit Materials Inc., Class A Shares*	196,315
136	United States Lime & Minerals Inc.	18,924
743	US Concrete Inc.*	42,344
18,030	Vulcan Materials Co.	3,305,260

	Total Construction Materials	3,883,237

Containers & Packaging - 1.7%
11,915	AptarGroup Inc.	1,755,199
616	Ardagh Group SA, Class A Shares	15,221
13,370	Avery Dennison Corp.	2,948,486
25,865	Berry Global Group Inc.*	1,764,252
28,497	Crown Holdings Inc.	2,942,030
12,533	Graphic Packaging Holding Co.	221,583
1,140	Greif Inc., Class A Shares	70,349
197	Greif Inc., Class B Shares	11,777
1,948	Myers Industries Inc.	42,914
7,249	O-I Glass Inc.*	133,599
4,473	Packaging Corp. of America	664,912
1,431	Pactiv Evergreen Inc.	21,236
32,170	Ranpak Holdings Corp., Class A Shares*(a)	710,314
7,373	Sealed Air Corp.	419,229
12,314	Silgan Holdings Inc.(a)	518,789
4,731	Sonoco Products Co.	319,437
411	UFP Technologies Inc.*	22,375

	Total Containers & Packaging	12,581,702

Metals & Mining - 0.9%
78,366	Alamos Gold Inc., Class A Shares	715,482
8,868	Alcoa Corp.*	351,793
5,824	Allegheny Technologies Inc.*	142,630
4,425	Arconic Corp.*	160,052
615	Caledonia Mining Corp. PLC	9,053
2,441	Carpenter Technology Corp.	116,973
2,619	Century Aluminum Co.*	35,645
103,583	Cleveland-Cliffs Inc.*(a)	2,084,090
10,969	Coeur Mining Inc.*	114,078
5,727	Commercial Metals Co.	180,229
1,539	Compass Minerals International Inc.	107,576
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)(c)	–
1,007	Gatos Silver Inc.*	17,159
3,913	Gold Resource Corp.	10,878
717	Haynes International Inc.	24,952
24,527	Hecla Mining Co.	220,743
835	Kaiser Aluminum Corp.	108,041
877	Materion Corp.	69,151
11,546	Novagold Resources Inc.*	118,462
372	Olympic Steel Inc.	13,299
3,006	Reliance Steel & Aluminum Co.	505,218
3,118	Royal Gold Inc.	385,915
539	Ryerson Holding Corp.*	8,926
1,398	Schnitzer Steel Industries Inc., Class A Shares(a)	76,163
9,474	Steel Dynamics Inc.	591,462
4,484	SunCoke Energy Inc.	33,764
2,318	TimkenSteel Corp.*	35,118
12,307	United States Steel Corp.(a)	319,120

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.2% - (continued)
Metals & Mining - 0.9% - (continued)
2,101	Warrior Met Coal Inc.	$38,448
1,637	Worthington Industries Inc.	108,648

	Total Metals & Mining	6,703,068

Paper & Forest Products - 0.1%
930	Clearwater Paper Corp.*	26,533
2,817	Domtar Corp.*	152,766
1,543	Glatfelter Corp.	22,775
5,207	Louisiana-Pacific Corp.	349,962
936	Neenah Inc.	49,543
1,365	Schweitzer-Mauduit International Inc.	55,842
1,838	Verso Corp., Class A Shares	31,264

	Total Paper & Forest Products	688,685

	TOTAL MATERIALS	38,020,818

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.4%
4,382	Acadia Realty Trust	95,089
3,004	Agree Realty Corp.	211,121
2,918	Alexander & Baldwin Inc.	56,055
106	Alexander’s Inc.	28,743
368	Alpine Income Property Trust Inc.	6,709
3,210	American Assets Trust Inc.	117,325
6,473	American Campus Communities Inc.	305,267
6,220	American Finance Trust Inc.	56,602
13,111	American Homes 4 Rent, Class A Shares	499,136
11,341	Americold Realty Trust	431,185
7,048	Apartment Income REIT Corp.	328,296
8,209	Apartment Investment & Management Co., Class A Shares	57,873
9,547	Apple Hospitality REIT Inc.	151,511
2,971	Armada Hoffler Properties Inc.	39,425
3,604	AvalonBay Communities Inc.	745,812
1,411	Bluerock Residential Growth REIT Inc., Class A Shares	13,701
11,868	Boston Properties Inc.	1,395,202
7,374	Brandywine Realty Trust	103,678
14,080	Brixmor Property Group Inc.	319,757
1,555	Broadstone Net Lease Inc., Class A Shares	33,961
750	BRT Apartments Corp.	13,447
4,501	Camden Property Trust	564,335
4,299	CareTrust REIT Inc.	100,081
2,823	CatchMark Timber Trust Inc., Class A Shares	33,735
674	Centerspace	47,982
1,875	Chatham Lodging Trust*	24,694
765	CIM Commercial Trust Corp.	9,165
1,305	City Office REIT Inc.	15,086
586	Clipper Realty Inc.	4,747
22,468	Colony Capital Inc.*	154,355
5,515	Columbia Property Trust Inc.	96,457
1,153	Community Healthcare Trust Inc.	54,514
945	CorEnergy Infrastructure Trust Inc.	5,755
1,600	CorePoint Lodging Inc.*	16,784
1,916	CoreSite Realty Corp.	232,315
5,673	Corporate Office Properties Trust	156,575
21,707	Cousins Properties Inc.	805,113
334	CTO Realty Growth Inc.	17,642
9,245	CubeSmart	404,839
5,731	CyrusOne Inc.	422,661
10,430	DiamondRock Hospitality Co.*	100,962
12,469	Diversified Healthcare Trust	45,262
7,762	Douglas Emmett Inc.	269,497
3,794	Easterly Government Properties Inc.	78,650
1,853	EastGroup Properties Inc.	292,922

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.4% - (continued)
6,958	Empire State Realty Trust Inc., Class A Shares	$82,313
3,491	EPR Properties*	171,583
168,406	Equity Commonwealth	4,621,061
8,328	Equity LifeStyle Properties Inc.	590,122
4,755	Essential Properties Realty Trust Inc.	121,728
1,263	Farmland Partners Inc.	15,699
3,638	Federal Realty Investment Trust	415,969
6,124	First Industrial Realty Trust Inc.	310,119
3,147	Four Corners Property Trust Inc.	87,361
5,536	Franklin Street Properties Corp.	28,455
10,359	Gaming and Leisure Properties Inc.	480,243
6,430	GEO Group Inc. (The)(a)	33,372
1,217	Getty Realty Corp.	37,885
1,912	Gladstone Commercial Corp.	41,433
1,077	Gladstone Land Corp.	24,911
2,245	Global Medical REIT Inc.	32,328
5,060	Global Net Lease Inc.	98,872
62,033	Healthcare Realty Trust Inc.	1,882,081
10,248	Healthcare Trust of America Inc., Class A Shares	280,898
1,614	Hersha Hospitality Trust, Class A Shares*	17,351
4,854	Highwoods Properties Inc.	221,731
7,022	Hudson Pacific Properties Inc.	203,568
4,131	Independence Realty Trust Inc.	70,557
141	Indus Realty Trust Inc.	9,286
3,546	Industrial Logistics Properties Trust	88,863
1,111	Innovative Industrial Properties Inc., Class A Shares	200,236
13,670	Iron Mountain Inc.	595,192
4,094	iStar Inc.(a)	68,820
28,979	JBG SMITH Properties	933,414
5,539	Kilroy Realty Corp.	388,893
19,694	Kimco Realty Corp.	419,679
3,562	Kite Realty Group Trust	75,514
4,104	Lamar Advertising Co., Class A Shares	430,181
13,519	Lexington Realty Trust, Class B Shares	167,365
3,520	Life Storage Inc.	350,029
1,450	LTC Properties Inc.	56,811
6,467	Macerich Co. (The)	102,890
4,500	Mack-Cali Realty Corp.	76,815
27,399	Medical Properties Trust Inc.	580,037
14,810	Monmouth Real Estate Investment Corp.	279,020
1,998	National Health Investors Inc.	131,688
8,208	National Retail Properties Inc.	380,441
2,750	National Storage Affiliates Trust	126,775
592	NETSTREIT Corp.	13,213
4,700	New Senior Investment Group Inc.	31,161
863	NexPoint Residential Trust Inc.	44,738
2,617	Office Properties Income Trust	76,495
10,873	Omega Healthcare Investors Inc.	398,169
892	One Liberty Properties Inc.	22,791
6,703	Outfront Media Inc.*	160,470
8,216	Paramount Group Inc.	90,212
11,116	Park Hotels & Resorts Inc.*	231,102
5,980	Pebblebrook Hotel Trust	133,653
10,552	Physicians Realty Trust	191,308
6,233	Piedmont Office Realty Trust Inc., Class A Shares	115,248
728	Plymouth Industrial REIT Inc.	13,934
3,068	PotlatchDeltic Corp.	184,694
2,691	Preferred Apartment Communities Inc., Class A Shares	26,399
7,884	PS Business Parks Inc.	1,221,705
25,289	QTS Realty Trust Inc., Class A Shares	1,602,817

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.4% - (continued)
6,247	Rayonier Inc.	$238,573
8,015	Regency Centers Corp.	517,769
6,240	Retail Opportunity Investments Corp.	111,446
9,741	Retail Properties of America Inc., Class A Shares	117,379
784	Retail Value Inc.	13,767
6,247	Rexford Industrial Realty Inc.	345,022
7,371	RLJ Lodging Trust	113,292
4,143	RPT Realty	52,823
2,374	Ryman Hospitality Properties Inc.*	177,836
9,491	Sabra Health Care REIT Inc.	165,808
731	Safehold Inc.	51,243
672	Saul Centers Inc.	29,870
10,733	SBA Communications Corp., Class A Shares	3,199,722
1,697	Seritage Growth Properties, Class A Shares*	28,645
7,282	Service Properties Trust	91,462
8,042	SITE Centers Corp.	120,389
3,291	SL Green Realty Corp.	260,713
34,136	Spirit Realty Capital Inc.	1,613,267
13,657	STAG Industrial Inc.	487,691
11,501	STORE Capital Corp.	395,634
5,650	Summit Hotel Properties Inc.*	54,296
9,647	Sunstone Hotel Investors Inc.*	121,166
4,736	Tanger Factory Outlet Centers Inc.(a)	83,022
3,496	Terreno Realty Corp.	222,416
2,056	UMH Properties Inc.	43,608
9,994	Uniti Group Inc.	108,535
507	Universal Health Realty Income Trust	35,084
5,562	Urban Edge Properties	107,625
1,665	Urstadt Biddle Properties Inc., Class A Shares	30,436
10,386	VEREIT Inc.	494,062
25,542	VICI Properties Inc.	795,122
3,620	Washington Real Estate Investment Trust	85,613
5,584	Weingarten Realty Investors	182,988
2,227	Whitestone REIT, Class B Shares	18,440
5,084	Xenia Hotels & Resorts Inc.*	98,680

	Total Equity Real Estate Investment Trusts (REITs)	39,467,165

Real Estate Management & Development - 0.5%
191	Altisource Portfolio Solutions SA*	1,305
17,989	CBRE Group Inc., Class A Shares*	1,579,074
5,056	Cushman & Wakefield PLC*	96,115
2,337	eXp World Holdings Inc.*(a)	75,392
200	Fathom Holdings Inc.*(a)	6,604
802	Forestar Group Inc.*	18,454
386	FRP Holdings Inc.*	22,129
1,847	Howard Hughes Corp. (The)*	195,468
2,465	Jones Lang LaSalle Inc.*	498,546
5,344	Kennedy-Wilson Holdings Inc.(a)	106,025
1,299	Marcus & Millichap Inc.*	51,051
322	Maui Land & Pineapple Co., Inc.*	3,433
7,140	Newmark Group Inc., Class A Shares	92,106
435	Rafael Holdings Inc., Class B Shares*	22,490
1,039	RE/MAX Holdings Inc., Class A Shares	36,375
5,000	Realogy Holdings Corp.*	88,550
4,729	Redfin Corp.*(a)	279,153
693	RMR Group Inc. (The), Class A Shares	27,110
1,477	St Joe Co. (The)	69,079
302	Stratus Properties Inc.*	8,205
1,130	Tejon Ranch Co.*	16,905
70	Transcontinental Realty Investors Inc.*	2,037

	Total Real Estate Management & Development	3,295,606

	TOTAL REAL ESTATE	42,762,771

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 3.0%
Electric Utilities - 0.6%
21,162	ALLETE Inc.	$1,457,850
596	Genie Energy Ltd., Class B Shares	3,636
5,089	Hawaiian Electric Industries Inc.	219,081
4,535	IDACORP Inc.	444,203
1,835	MGE Energy Inc.	137,662
11,597	NRG Energy Inc.	372,843
9,324	OGE Energy Corp.	321,678
2,170	Otter Tail Corp.	104,095
63,114	PG&E Corp.*	639,976
5,355	Pinnacle West Capital Corp.	452,926
3,940	PNM Resources Inc.	193,533
4,152	Portland General Electric Co.	199,047
502	Spark Energy Inc., Class A Shares	5,216

	Total Electric Utilities	4,551,746

Gas Utilities - 0.2%
1,604	Brookfield Infrastructure Corp., Class A Shares(a)	114,814
742	Chesapeake Utilities Corp.	85,003
4,099	National Fuel Gas Co.	212,697
4,437	New Jersey Resources Corp.	189,549
1,310	Northwest Natural Holding Co.	69,273
2,410	ONE Gas Inc.	179,111
457	RGC Resources Inc.	10,456
4,836	South Jersey Industries Inc.	128,928
2,801	Southwest Gas Holdings Inc.	184,894
2,327	Spire Inc.	166,753
9,918	UGI Corp.	456,724

	Total Gas Utilities	1,798,202

Independent Power & Renewable Electricity Producers - 0.4%
6,074	Brookfield Renewable Corp., Class A Shares	259,481
1,647	Clearway Energy Inc., Class A Shares	41,389
4,115	Clearway Energy Inc., Class C Shares(a)	110,405
15,113	Ormat Technologies Inc.(a)	1,043,553
2,442	Sunnova Energy International Inc.*	71,306
71,380	Vistra Corp.	1,154,215

	Total Independent Power & Renewable Electricity Producers	2,680,349

Multi-Utilities - 0.4%
29,332	Avista Corp.	1,329,620
2,877	Black Hills Corp.	189,278
9,495	MDU Resources Group Inc.	319,602
10,240	NorthWestern Corp.	648,704
744	Unitil Corp.	40,808

	Total Multi-Utilities	2,528,012

Water Utilities - 1.4%
1,832	American States Water Co.	145,406
4,105	American Water Works Co., Inc.	636,357
492	Artesian Resources Corp., Class A Shares	20,290
1,059	Cadiz Inc.*(a)	14,572
16,243	California Water Service Group	923,252
873	Consolidated Water Co., Ltd.	10,747
46,955	Essential Utilities Inc.	2,244,449
818	Global Water Resources Inc.	13,971
2,994	Middlesex Water Co.(a)	257,364
7,021	Pennon Group PLC, ADR	213,649
1,083	Pure Cycle Corp.*	15,314
36,428	SJW Group	2,347,785
112,223	United Utilities Group PLC, ADR(a)	3,145,049
681	York Water Co. (The)	34,275

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units			Security	Value
UTILITIES - 3.0% - (continued)
Water Utilities - 1.4% - (continued)
			Total Water Utilities	$10,022,480

			TOTAL UTILITIES	21,580,789

			TOTAL COMMON STOCKS (Cost - $410,466,810)	688,577,660

CONVERTIBLE PREFERRED STOCKS - 0.7%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
56,014			Becton Dickinson & Co., 6.000% due 6/1/23	3,052,763
1,884			Boston Scientific Corp., 5.500% due 6/1/23	214,606

			Total Health Care Equipment & Supplies	3,267,369

			TOTAL HEALTH CARE	3,267,369

UTILITIES - 0.2%
Water Utilities - 0.2%
28,118			Essential Utilities Inc., 6.000% due 4/30/22	1,693,547

			TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,615,755)	4,960,916

CLOSED END MUTUAL FUND SECURITIES - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
4,364			iShares® Core S&P Small-Capital ETF	492,477
4,208			iShares® Russell 2000 ETF, Common Class Shares(a)	948,904
12,117			iShares® Russell Mid-Capital ETF, Common Class Shares(a)	949,125

			TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $1,361,311)	2,390,506

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.2%
58,851			US Bancorp, 3.500% (3-Month USD-LIBOR + 0.600%)(e)(f)	1,438,907
11,178			US Bancorp, 6.500% (3-Month USD-LIBOR + 4.468%)(e)(f)	293,087

			Total Banks	1,731,994

Insurance - 0.1%
16,133			MetLife Inc., 4.750%(f)	428,331
6,440			MetLife Inc., 5.625%(f)	176,392

			Total Insurance	604,723

			TOTAL PREFERRED STOCKS (Cost - $2,233,912)	2,336,717

Face Amount/Units†		Rating††
CORPORATE BONDS & NOTES - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b)(d)	1,018,950
ENERGY - 0.0%
Oil & Gas - 0.0%
20,000		CCC	ION Geophysical Corp., Secured Notes, 8.000% due 12/15/25	21,311

			TOTAL CORPORATE BONDS & NOTES (Cost - $722,015)	1,040,261

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $419,399,803)	699,306,060

Face Amount†
SHORT-TERM INVESTMENTS (g) - 14.3%
MONEY MARKET FUND - 10.8%
$77,990,029			Invesco STIT - Government & Agency Portfolio, 0.030%, Institutional Class(h) (Cost - $77,990,029)	77,990,029

TIME DEPOSITS - 3.5%
5,635,162			ANZ National Bank - London, 0.005% due 6/1/21	5,635,162
20,372	CAD		BBH - Grand Cayman, 0.010% due 5/31/21	16,871
1,159,771			BNP Paribas - Paris, 0.005% due 6/1/21	1,159,771
15,269,641			Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	15,269,641
3,342,577			Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 6/1/21	3,342,577

			TOTAL TIME DEPOSITS (Cost - $25,424,022)	25,424,022

			TOTAL SHORT-TERM INVESTMENTS (Cost - $103,414,051)	103,414,051

			TOTAL INVESTMENTS - 110.7% (Cost - $522,813,854)	802,720,111

			Liabilities in Excess of Other Assets - (10.7)%	(77,596,750)

			TOTAL NET ASSETS - 100.0%	$725,123,361

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $1,158,540 and represents 0.2% of net assets.

(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.5%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 28, 2021, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$522,813,854	$290,134,729	$(10,164,944)	$279,969,785

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	17.6%
Industrials	17.0
Health Care	16.4
Financials	14.0
Consumer Discretionary	9.2
Real Estate	5.9
Materials	5.2
Consumer Staples	3.9
Utilities	3.2
Communication Services	2.4
Energy	1.7
Short-Term Investments	3.5

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 28, 2021, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Russell 2000 E-mini Index June Futures	32	6/21	$3,640,872	$3,629,760	$(11,112)
NASDAQ 100 E-mini Index June Futures	1	6/21	260,793	273,730	12,937
S&P MidCap 400 E-mini Index June Futures	8	6/21	2,119,657	2,181,360	61,703

					$63,528

At May 28, 2021, Small-Mid Cap Equity Fund had deposited cash of $332,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar
USD	—	United States Dollar

See pages 252-254 for definitions of ratings.

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.2%
Argentina - 0.0%
425	MercadoLibre Inc.*	$577,435

Australia - 3.3%
4,603	Afterpay Ltd.*	332,860
13,687	AGL Energy Ltd.	87,241
5,110	Ampol Ltd.	114,856
27,079	Ansell Ltd.	849,233
24,347	APA Group	172,711
12,775	Aristocrat Leisure Ltd.	412,421
4,076	ASX Ltd.	240,068
41,663	Aurizon Holdings Ltd.	116,830
36,895	AusNet Services Ltd., Class Miscella Shares	49,907
60,545	Australia & New Zealand Banking Group Ltd.	1,347,532
82,693	Bank of Queensland Ltd.	574,847
100,413	Bapcor Ltd.	624,311
719,017	Beach Energy Ltd.	706,502
63,051	BHP Group Ltd.	2,334,255
45,069	BHP Group PLC	1,356,050
10,085	BlueScope Steel Ltd.	165,611
30,764	Brambles Ltd.	256,873
106,274	Charter Hall Group, REIT	1,159,315
14,965	Cochlear Ltd.	2,596,808
29,391	Coles Group Ltd.	375,902
38,132	Commonwealth Bank of Australia	2,945,366
12,846	Computershare Ltd.	160,009
7,474	Crown Resorts Ltd.*	74,387
31,056	CSL Ltd.	6,918,748
121,062	CSR Ltd.	518,729
23,276	Dexus, REIT	185,815
1,282	Domino’s Pizza Enterprises Ltd.	105,895
81,423	Elders Ltd.	700,205
34,893	Evolution Mining Ltd.	142,563
36,411	Fortescue Metals Group Ltd.	618,695
35,855	Goodman Group, REIT	534,939
39,900	GPT Group (The), REIT	142,290
53,269	Insurance Australia Group Ltd.	204,820
18,890	JB Hi-Fi Ltd.	701,162
14,273	Lendlease Corp., Ltd.	135,714
19,952	Macquarie Group Ltd.	2,344,294
2,673	Magellan Financial Group Ltd.	99,222
58,441	Medibank Pvt Ltd.	141,148
50,875	Mineral Resources Ltd.	1,793,170
83,120	Mirvac Group, REIT	179,406
71,064	National Australia Bank Ltd.	1,479,744
17,827	Newcrest Mining Ltd.	387,791
23,287	Northern Star Resources Ltd.	206,394
42,522	Oil Search Ltd.	121,767
8,577	Orica Ltd.	90,850
37,374	Origin Energy Ltd.	117,510
66,233	OZ Minerals Ltd.	1,299,278
128,036	Pendal Group Ltd.	794,626
18,281	Qantas Airways Ltd.*	67,589
31,126	QBE Insurance Group Ltd.	264,350
4,203	Ramsay Health Care Ltd.	204,663
1,077	REA Group Ltd.	136,472
6,086	Reece Ltd.	95,986
8,005	Rio Tinto Ltd.	759,836
40,754	Santos Ltd.	216,076

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.3% - (continued)
111,490	Scentre Group, REIT	$235,423
7,060	SEEK Ltd.	168,488
39,881	Seven Group Holdings Ltd.	624,033
275,735	Shopping Centres Australasia Property Group, REIT, Class Miscella Shares	526,140
533,441	Silver Lake Resources Ltd.*	818,108
9,575	Sonic Healthcare Ltd.	256,891
104,884	South32 Ltd.	242,816
50,069	Stockland, REIT	179,177
26,756	Suncorp Group Ltd.	230,374
30,454	Sydney Airport*	138,620
46,820	Tabcorp Holdings Ltd.	185,863
78,504	Technology One Ltd.	556,432
87,637	Telstra Corp., Ltd.	235,353
59,247	Transurban Group	633,431
15,164	Treasury Wine Estates Ltd.	137,043
84,094	Vicinity Centres, REIT	102,070
2,114	Washington H Soul Pattinson & Co., Ltd.	48,274
24,282	Wesfarmers Ltd.	1,037,220
78,937	Westpac Banking Corp.	1,612,937
3,097	WiseTech Global Ltd.	66,275
20,841	Woodside Petroleum Ltd.	355,202
27,115	Woolworths Group Ltd.	874,139

	Total Australia	48,027,951

Austria - 0.2%
66,299	Erste Group Bank AG	2,750,959
3,382	OMV AG	196,497
3,089	Raiffeisen Bank International AG	73,598
1,373	Verbund AG	127,001
2,612	Voestalpine AG	117,390

	Total Austria	3,265,445

Belgium - 0.6%
3,789	Ageas SA NV	245,597
16,298	Anheuser-Busch InBev SA/NV	1,236,134
666	Elia Group SA/NV	72,522
1,256	Etablissements Franz Colruyt NV	76,504
2,366	Groupe Bruxelles Lambert SA	269,073
5,299	KBC Group NV	434,496
3,139	Proximus SADP	64,057
332	Sofina SA	136,308
1,573	Solvay SA	213,283
26,488	UCB SA	2,489,393
45,117	Umicore SA	2,714,135

	Total Belgium	7,951,502

Canada - 2.4%
341,900	Air Canada*	7,695,935
133,335	Alimentation Couche-Tard Inc., Class B Shares	4,878,460
139,205	ARC Resources Ltd.(a)	1,058,304
29,509	ATS Automation Tooling Systems Inc.*	725,323
14,962	Ballard Power Systems Inc.*	259,341
18,606	Boardwalk Real Estate Investment Trust	601,401
10,951	BRP Inc.	923,421
61,593	Canadian National Railway Co.	6,937,183
29,038	Canadian Western Bank(a)	880,158
24,542	Canfor Corp.*	608,316
30,557	CI Financial Corp.	567,614
7,143	Cogeco Communications Inc.	697,086
7,997	Descartes Systems Group Inc. (The)*	467,965
75,447	Dundee Precious Metals Inc.	550,466
31,158	Finning International Inc.	774,112
73,100	Fortuna Silver Mines Inc.*(a)	507,916
30,163	Northland Power Inc.(a)	1,009,680

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 2.4% - (continued)
66,318	Parex Resources Inc.*	$1,132,486
15,812	Stella-Jones Inc.	605,505
19,926	TFI International Inc.	1,910,916
28,632	Tilray Inc., Class 2 Shares*(a)	478,978
81,992	Tricon Residential Inc.	878,656

	Total Canada	34,149,222

Chile - 0.1%
93,910	Antofagasta PLC	2,056,256

China - 0.6%
11,608	Alibaba Group Holding Ltd., ADR*	2,483,648
3,287	Baidu Inc., ADR*	645,139
2,816,000	Beijing Capital International Airport Co., Ltd., Class H Shares(b)	1,907,435
2,815	Futu Holdings Ltd., ADR*(a)	400,490
337,000	Kingdee International Software Group Co., Ltd.*	1,280,781
30,300	Tencent Holdings Ltd.	2,345,673

	Total China	9,063,166

Denmark - 2.4%
3,518	Ambu AS, Class B Shares	134,307
67	AP Moller - Maersk AS, Class A Shares	176,794
129	AP Moller - Maersk AS, Class B Shares	356,177
2,248	Carlsberg AS, Class B Shares	413,717
49,038	Chr Hansen Holding AS	4,403,372
30,301	Coloplast AS, Class B Shares	4,819,134
14,912	Danske Bank AS	281,438
2,342	Demant AS*	125,293
4,436	DSV PANALPINA AS	1,082,537
1,424	Genmab AS*	578,980
2,715	GN Store Nord AS	231,015
4,914	Netcompany Group AS(c)	572,393
112,738	Novo Nordisk AS, Class B Shares	8,895,900
69,726	Novozymes AS, Class B Shares	5,093,764
4,109	Orsted AS(c)	629,307
22,700	Pandora AS	3,076,583
170	ROCKWOOL International AS, Class B Shares	84,505
6,422	Royal Unibrew AS	830,323
7,820	Tryg AS	185,840
88,758	Vestas Wind Systems AS	3,478,108

	Total Denmark	35,449,487

Finland - 0.9%
3,018	Elisa OYJ	178,994
9,425	Fortum OYJ	272,396
31,206	Kemira OYJ	512,148
5,752	Kesko OYJ, Class B Shares	200,082
60,977	Kone OYJ, Class B Shares	4,961,479
69,682	Metso Outotec OYJ	826,292
9,207	Neste OYJ	606,934
115,984	Nokia OYJ*	604,949
69,983	Nordea Bank Abp	760,828
2,533	Orion OYJ, Class B Shares	111,937
10,683	Sampo OYJ, Class A Shares	508,747
12,345	Stora Enso OYJ, Class R Shares	219,617
20,934	TietoEVRY OYJ	683,824
11,703	UPM-Kymmene OYJ	446,708
36,119	Valmet OYJ	1,566,759
10,090	Wartsila OYJ Abp	136,445

	Total Finland	12,598,139

France - 10.8%
4,212	Accor SA*	167,808
667	Aeroports de Paris*	90,626
36,367	Air Liquide SA	6,183,916
82,469	Airbus SE*	10,861,706

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.8% - (continued)
126,371	Alstom SA*(c)	$7,132,558
18,383	Amundi SA(c)	1,636,307
5,570	Arkema SA(a)	738,177
8,348	Atos SE	558,460
292,275	AXA SA(a)	8,134,622
878	BioMerieux	101,436
60,297	BNP Paribas SA(a)	4,156,919
18,090	Bollore SA	93,675
4,636	Bouygues SA	188,634
6,234	Bureau Veritas SA*	191,152
3,387	Capgemini SE	633,662
81,468	Carrefour SA(a)	1,658,052
10,788	Cie de Saint-Gobain*	724,585
3,628	Cie Générale des Établissements Michelin SCA(a)	554,927
4,073	CNP Assurances	74,995
1,151	Covivio, REIT	108,469
24,486	Credit Agricole SA(a)(d)	367,632
109,720	Danone SA	7,816,155
61	Dassault Aviation SA	76,649
22,687	Dassault Systemes SE	5,215,800
5,161	Edenred(d)	284,285
14,288	Eiffage SA	1,576,148
10,238	Electricite de France SA	144,860
35,719	Elis SA*	680,613
38,453	Engie SA(a)	574,331
6,096	EssilorLuxottica SA(a)	1,058,673
952	Eurazeo SE	84,339
25,514	Faurecia SE*	1,401,244
970	Gecina SA, REIT	155,054
9,277	Getlink SE	146,331
682	Hermes International	950,309
344	Iliad SA	56,487
794	Ipsen SA	82,887
1,618	Kering SA	1,475,260
50,553	Klepierre SA, REIT	1,470,432
15,767	Korian SA*	577,080
14,089	La Francaise des Jeux SAEM(c)	794,831
24,887	Legrand SA(a)	2,607,956
16,531	L’Oréal SA	7,484,410
12,451	LVMH Moët Hennessy Louis Vuitton SE	9,944,022
23,006	Natixis SA*(a)	113,765
10,942	Nexans SA	969,427
14,280	Nexity SA	743,478
42,002	Orange SA	536,345
1,114	Orpea SA*	140,009
33,318	Pernod Ricard SA	7,367,207
23,497	Publicis Groupe SA	1,588,173
518	Remy Cointreau SA	108,017
4,327	Renault SA*	179,684
27,675	Rexel SA	562,503
7,313	Safran SA(a)	1,105,284
151,068	Sanofi	16,193,836
581	Sartorius Stedim Biotech	251,981
37,356	Schneider Electric SE	5,942,796
3,320	SCOR SE*(a)	108,165
3,700	SEB SA	694,324
17,640	Societe Generale SA	565,230
1,877	Sodexo SA*	181,124
4,677	SOITEC*	944,292
4,315	Sopra Steria Group SACA*	798,443
7,252	Suez SA*(a)	176,705

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.8% - (continued)
1,283	Teleperformance	$492,302
2,261	Thales SA	231,923
362,641	TOTAL SE	16,917,585
1,919	Ubisoft Entertainment SA*	140,233
2,694	Unibail-Rodamco-Westfield, REIT*	236,924
63,664	Valeo SA(a)	2,093,127
11,436	Veolia Environnement SA	360,614
60,347	Vinci SA	6,863,236
15,696	Vivendi SE*	571,561
575	Wendel SE	80,443
5,031	Worldline SA*(c)	483,623

	Total France	156,758,833

Germany - 8.7%
24,629	adidas AG	8,972,188
21,318	Allianz SE, Class Registered Shares	5,653,072
46,923	alstria office REIT-AG	859,022
7,467	Aurubis AG	698,739
127,740	BASF SE	10,446,454
89,504	Bayer AG, Class Registered Shares	5,699,049
32,313	Bayerische Motoren Werke AG	3,434,564
5,363	Bechtle AG*	1,038,199
2,139	Beiersdorf AG	253,740
13,283	Brenntag SE	1,248,581
5,226	Carl Zeiss Meditec AG	967,242
20,700	Commerzbank AG*	166,992
2,334	Continental AG	345,707
15,550	Covestro AG(c)	1,084,893
43,934	Daimler AG, Class Registered Shares	4,103,557
3,371	Delivery Hero SE*(c)	457,146
44,372	Deutsche Bank AG, Class Registered Shares*	667,806
4,102	Deutsche Boerse AG	670,275
6,500	Deutsche Lufthansa AG, Class Registered Shares*	84,563
62,899	Deutsche Pfandbriefbank AG(c)	744,904
21,171	Deutsche Post AG, Class Registered Shares	1,439,350
71,945	Deutsche Telekom AG, Class Registered Shares	1,497,645
7,527	Deutsche Wohnen SE	479,116
15,550	DWS Group GmbH & Co. KGaA(c)	737,395
48,692	E.ON SE	592,612
4,450	Evonik Industries AG	159,924
35,687	Freenet AG*	984,497
4,431	Fresenius Medical Care AG & Co. KGaA	355,341
8,801	Fresenius SE & Co. KGaA	478,861
29,719	GEA Group AG	1,294,218
7,670	Gerresheimer AG	847,203
1,269	Hannover Rueck SE	222,238
3,158	HeidelbergCement AG	288,997
11,691	HelloFresh SE*	1,057,925
2,205	Henkel AG & Co. KGaA	218,864
160,865	Infineon Technologies AG	6,519,649
1,642	KION Group AG	174,690
18,820	Knorr-Bremse AG	2,338,459
1,914	Lanxess AG	143,178
1,487	LEG Immobilien SE(d)	218,740
23,933	Merck KGaA	4,301,952
1,107	MTU Aero Engines AG	288,087
3,007	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	864,251
1,244	Nemetschek SE	92,660
44,015	ProSiebenSat.1 Media SE*	989,699
2,063	Puma SE	236,068
108	Rational AG	97,861
9,296	Rheinmetall AG	970,407

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.7% - (continued)
255,910	RWE AG	$9,734,089
156,060	SAP SE	21,875,430
1,906	Scout24 AG(c)	154,995
86,704	Siemens AG, Class Registered Shares	14,253,410
8,632	Siemens Energy AG*	274,903
5,978	Siemens Healthineers AG(c)	337,190
2,709	Symrise AG, Class A Shares	360,815
36,962	TAG Immobilien AG	1,161,049
3,593	TeamViewer AG*(c)	140,713
23,429	Telefonica Deutschland Holding AG	64,522
2,281	Uniper SE	83,738
14,506	United Internet AG, Class Registered Shares	605,346
689	Volkswagen AG	251,472
11,439	Vonovia SE	717,740
3,570	Zalando SE*(c)	381,266

	Total Germany	125,883,258

Gibraltar - 0.0%
101,144	888 Holdings PLC	574,135

Hong Kong - 3.4%
1,063,000	AIA Group Ltd.	14,100,116
38,900	ASM Pacific Technology Ltd.	512,449
25,600	Bank of East Asia Ltd. (The)	52,449
836,500	BOC Hong Kong Holdings Ltd.	3,083,891
37,100	Budweiser Brewing Co. APAC Ltd.(c)	127,479
190,000	China Mengniu Dairy Co., Ltd.*	1,122,966
41,200	Chow Tai Fook Jewellery Group Ltd.	77,136
54,500	CK Asset Holdings Ltd.	370,409
59,500	CK Hutchison Holdings Ltd.	473,239
15,000	CK Infrastructure Holdings Ltd.	95,455
476,000	CLP Holdings Ltd.	4,908,121
41,000	ESR Cayman Ltd.*(c)	130,883
46,000	Galaxy Entertainment Group Ltd.*	384,511
1,733,000	Hang Lung Properties Ltd.	4,473,575
17,000	Hang Seng Bank Ltd.	361,531
32,894	Henderson Land Development Co., Ltd.	158,465
53,500	HK Electric Investments & HK Electric Investments Ltd.	54,445
80,000	HKT Trust & HKT Ltd., Class Miscella Shares	109,188
1,601,600	Hong Kong & China Gas Co., Ltd.	2,817,568
55,019	Hong Kong Exchanges & Clearing Ltd.	3,376,343
27,400	Hongkong Land Holdings Ltd.	134,237
226,000	Hysan Development Co., Ltd.	893,466
68,800	Jardine Matheson Holdings Ltd.	4,460,547
44,500	Link REIT	428,843
4,414	Melco Resorts & Entertainment Ltd., ADR*	75,877
32,500	MTR Corp., Ltd.	183,902
32,669	New World Development Co., Ltd.	177,225
1,034,000	Pacific Basin Shipping Ltd.*	389,899
29,500	Power Assets Holdings Ltd.	185,079
64,646	Sino Land Co., Ltd.	103,068
42,000	SJM Holdings Ltd.	47,947
28,000	Sun Hung Kai Properties Ltd.	436,948
12,500	Swire Pacific Ltd., Class A Shares	97,072
24,800	Swire Properties Ltd.	74,739
147,500	Techtronic Industries Co., Ltd.	2,779,884
744,000	Towngas China Co., Ltd.*	498,953
610,000	United Laboratories International Holdings Ltd. (The)	555,285
203,000	WH Group Ltd.(c)	174,756
36,000	Wharf Real Estate Investment Co., Ltd.	217,873
38,000	Xinyi Glass Holdings Ltd.	148,408

	Total Hong Kong	48,854,227

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
India - 0.1%
74,134	HDFC Bank Ltd.*	$1,540,179

Indonesia - 0.2%
522,100	Bank Central Asia Tbk PT	1,157,621
4,607,173	Bank Mandiri Persero Tbk PT	1,867,843

	Total Indonesia	3,025,464

Ireland - 1.3%
12,219	AerCap Holdings NV*	720,921
158,372	Bank of Ireland Group PLC*	1,028,476
16,887	CRH PLC	882,034
113,177	Dalata Hotel Group PLC*	609,791
2,088	DCC PLC	177,154
146,092	Experian PLC	5,598,740
3,527	Flutter Entertainment PLC*	661,913
9,394	James Hardie Industries PLC, CDI	305,950
16,619	Kerry Group PLC, Class A Shares	2,252,347
3,262	Kingspan Group PLC	310,376
45,725	Ryanair Holdings PLC, ADR*	5,338,394
5,181	Smurfit Kappa Group PLC	275,562
76,739	UDG Healthcare PLC	1,151,858

	Total Ireland	19,313,516

Isle of Man - 0.1%
40,862	Entain PLC*	954,611

Israel - 0.2%
922	Azrieli Group Ltd.	70,253
24,083	Bank Hapoalim BM*	211,221
31,114	Bank Leumi Le-Israel BM*	249,617
2,451	Check Point Software Technologies Ltd.*	286,718
804	CyberArk Software Ltd.*	101,738
614	Elbit Systems Ltd.	81,334
14,106	ICL Group Ltd.	100,621
13,863	Inmode Ltd.*	1,183,346
24,701	Israel Discount Bank Ltd., Class A Shares*	126,564
3,396	Mizrahi Tefahot Bank Ltd.*	102,748
1,363	Nice Ltd.*	303,124
23,175	Teva Pharmaceutical Industries Ltd., ADR*	241,020
1,165	Wix.com Ltd.*	302,737

	Total Israel	3,361,041

Italy - 3.2%
36,232	ACEA SpA	866,278
2,622	Amplifon SpA	123,299
23,134	Assicurazioni Generali SpA	474,356
10,514	Atlantia SpA*	200,240
73,512	Banca Mediolanum SpA	709,603
31,043	Buzzi Unicem SpA	879,363
12,133	Davide Campari-Milano NV	155,706
543	DiaSorin SpA	95,475
1,323,494	Enel SpA	13,121,479
53,558	Eni SpA	657,596
2,725	Ferrari NV	574,428
100,994	FinecoBank Banca Fineco SpA*	1,680,031
7,104	Infrastrutture Wireless Italiane SpA(c)	79,496
11,019	Interpump Group SpA	618,290
1,405,717	Intesa Sanpaolo SpA	4,121,859
14,070	Mediobanca Banca di Credito Finanziario SpA*	167,434
4,213	Moncler SpA	297,655
9,269	Nexi SpA*(c)	188,125
12,127	Poste Italiane SpA(c)	169,772
5,654	Prysmian SpA	195,111
42,019	Recordati Industria Chimica e Farmaceutica SpA	2,344,023
6,982	Reply SpA	1,130,209
42,883	Snam SpA	252,361

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 3.2% - (continued)
335,552	Telecom Italia SpA	$184,647
29,857	Terna SPA	228,162
1,281,304	UniCredit SpA	16,356,605

	Total Italy	45,871,603

Japan - 16.6%
400	ABC-Mart Inc.	23,008
8,800	Acom Co., Ltd.	40,113
4,400	Advantest Corp.	386,527
13,900	Aeon Co., Ltd.	375,465
4,100	AGC Inc.	179,315
2,900	Aisin Corp.	126,678
10,100	Ajinomoto Co., Inc.	234,873
3,300	ANA Holdings Inc.*	79,909
29,800	Anritsu Corp.	563,907
9,600	Asahi Group Holdings Ltd.	463,950
4,100	Asahi Intecc Co., Ltd.	101,913
26,600	Asahi Kasei Corp.	300,071
35,000	ASKUL Corp.	564,244
40,300	Astellas Pharma Inc.	643,809
2,600	Azbil Corp.	105,162
4,200	Bandai Namco Holdings Inc.	301,925
5,100	BayCurrent Consulting Inc.	1,540,142
1,700	Bell System24 Holdings Inc.	25,149
86,300	Bridgestone Corp.	3,827,770
5,200	Brother Industries Ltd.	110,985
21,000	Canon Inc.	501,127
35,000	Capcom Co., Ltd.	1,124,204
4,100	Casio Computer Co., Ltd.	71,719
3,200	Central Japan Railway Co.	480,404
11,200	Chiba Bank Ltd. (The)	72,918
13,700	Chubu Electric Power Co., Inc.	163,671
14,600	Chugai Pharmaceutical Co., Ltd.	553,783
22,500	Concordia Financial Group Ltd.	85,435
400	Cosmos Pharmaceutical Corp.	56,108
8,400	CyberAgent Inc.	167,371
4,300	Dai Nippon Printing Co., Ltd.	93,490
2,200	Daifuku Co., Ltd.	189,589
14,400	Daihen Corp.	639,189
21,900	Dai-ichi Life Holdings Inc.	458,137
37,000	Daiichi Sankyo Co., Ltd.	849,820
36,100	Daikin Industries Ltd.	7,230,678
1,300	Daito Trust Construction Co., Ltd.	141,741
12,000	Daiwa House Industry Co., Ltd.	350,506
42	Daiwa House REIT Investment Corp., Class A Shares	114,722
31,700	Daiwa Securities Group Inc.	183,501
22,100	Denka Co., Ltd.	844,994
9,400	Denso Corp.	642,185
4,900	Dentsu Group Inc.	170,944
7,100	Disco Corp.	2,164,505
6,600	East Japan Railway Co.	467,603
33,100	Eiken Chemical Co., Ltd.	657,467
5,000	Eisai Co., Ltd.	335,585
65,150	ENEOS Holdings Inc.	269,473
59,800	FANUC Corp.	14,349,520
1,300	Fast Retailing Co., Ltd.	1,057,431
19,200	Food & Life Cos., Ltd.	856,068
4,500	Freee KK*	335,236
36,300	Fuji Corp.	915,694
2,600	Fuji Electric Co., Ltd.	122,244
9,800	Fuji Soft Inc.	492,600
7,700	FUJIFILM Holdings Corp.	529,739

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.6% - (continued)
4,300	Fujitsu Ltd.	$702,389
24,400	FULLCAST Holdings Co., Ltd.	459,455
89	GLP J-REIT	151,249
1,000	GMO Payment Gateway Inc.	120,107
22,000	H.U. Group Holdings Inc.	593,478
5,400	Hakuhodo DY Holdings Inc.	92,016
3,000	Hamamatsu Photonics KK	183,983
4,900	Hankyu Hanshin Holdings Inc.	153,728
800	Harmonic Drive Systems Inc.	43,865
500	Hikari Tsushin Inc.	99,293
7,200	Hino Motors Ltd.	68,762
745	Hirose Electric Co., Ltd.	106,608
1,100	Hisamitsu Pharmaceutical Co., Inc.	60,980
2,300	Hitachi Construction Machinery Co., Ltd.	77,841
20,800	Hitachi Ltd.	1,096,406
4,900	Hitachi Metals Ltd.	94,595
35,000	Honda Motor Co., Ltd.	1,092,359
1,000	Hoshizaki Corp.	90,626
44,600	Hoya Corp.	5,862,636
6,400	Hulic Co., Ltd.	72,180
2,200	Ibiden Co., Ltd.	102,029
4,737	Idemitsu Kosan Co., Ltd.	112,629
3,400	Iida Group Holdings Co., Ltd.	91,484
21,700	Inpex Corp.	148,770
38,200	Internet Initiative Japan Inc.	1,036,162
1,312	Invincible Investment Corp., REIT	534,375
12,300	Isuzu Motors Ltd.	166,601
1,200	Ito En Ltd.	68,019
25,700	ITOCHU Corp.	776,855
2,000	Itochu Techno-Solutions Corp.	63,659
12,700	Izumi Co., Ltd.	480,414
2,800	Japan Airlines Co., Ltd.*	63,776
10,800	Japan Exchange Group Inc.	251,916
148	Japan Metropolitan Fund Invest, REIT	148,143
8,300	Japan Post Bank Co., Ltd.	71,626
33,400	Japan Post Holdings Co., Ltd.*	281,592
5,200	Japan Post Insurance Co., Ltd.	103,740
29	Japan Real Estate Investment Corp., REIT	175,760
25,300	Japan Tobacco Inc.	502,872
10,000	JFE Holdings Inc.	135,432
4,300	JSR Corp.	130,904
9,200	Kajima Corp.	127,692
2,400	Kakaku.com Inc.	71,342
18,900	Kanamoto Co., Ltd.	474,403
13,400	Kaneka Corp.	556,208
14,900	Kansai Electric Power Co., Inc. (The)	140,954
3,800	Kansai Paint Co., Ltd.	102,861
10,400	Kao Corp.	639,485
92,200	KDDI Corp.	3,137,680
2,200	Keio Corp.	139,849
2,700	Keisei Electric Railway Co., Ltd.	86,259
85	Kenedix Office Investment Corp., REIT, Class A Shares	630,622
20,400	Keyence Corp.	10,083,790
3,200	Kikkoman Corp.	211,394
3,600	Kintetsu Group Holdings Co., Ltd.	127,663
28,900	Kintetsu World Express Inc.	656,561
17,300	Kirin Holdings Co., Ltd.	348,666
1,100	Kobayashi Pharmaceutical Co., Ltd.	97,494
3,300	Kobe Bussan Co., Ltd.	83,841
1,300	Koei Tecmo Holdings Co., Ltd.	61,147
2,000	Koito Manufacturing Co., Ltd.	131,808

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.6% - (continued)
19,100	Komatsu Ltd.	$574,633
17,600	Komeri Co., Ltd.	420,035
2,100	Konami Holdings Corp.	135,515
800	Kose Corp.	127,993
121,400	Kubota Corp.	2,797,257
20,100	Kumagai Gumi Co., Ltd.	551,127
2,200	Kurita Water Industries Ltd.	104,308
7,000	Kyocera Corp.	430,527
5,800	Kyowa Kirin Co., Ltd.	176,708
1,600	Lasertec Corp.	283,207
1,100	Lawson Inc.	50,395
4,700	Lion Corp.	82,880
5,900	Lixil Corp.	159,924
9,300	M3 Inc.	626,890
78,200	Makita Corp.	3,728,606
33,500	Marubeni Corp.	299,787
12,100	Mazda Motor Corp.	106,250
1,800	McDonald’s Holdings Co. Japan Ltd.	80,723
3,900	Medipal Holdings Corp.	74,407
2,400	MEIJI Holdings Co., Ltd.	149,445
2,300	Mercari Inc.*	109,637
7,700	MINEBEA MITSUMI Inc.	210,488
77,600	MISUMI Group Inc.	2,510,568
27,200	Mitsubishi Chemical Holdings Corp.	220,825
27,200	Mitsubishi Corp.	744,371
38,400	Mitsubishi Electric Corp.	599,067
24,900	Mitsubishi Estate Co., Ltd.	409,180
2,800	Mitsubishi Gas Chemical Co., Inc.	65,759
14,000	Mitsubishi HC Capital Inc.	78,976
6,800	Mitsubishi Heavy Industries Ltd.	209,348
260,400	Mitsubishi UFJ Financial Group Inc.	1,496,769
33,300	Mitsui & Co., Ltd.	737,650
3,900	Mitsui Chemicals Inc.	132,134
20,000	Mitsui Fudosan Co., Ltd.	474,581
1,900	Miura Co., Ltd.	86,854
52,090	Mizuho Financial Group Inc.	803,894
5,400	MonotaRO Co., Ltd.	126,214
12,000	Morinaga Milk Industry Co., Ltd.	624,801
9,400	MS&AD Insurance Group Holdings Inc.	288,232
212,300	Murata Manufacturing Co., Ltd.	16,133,055
56,400	Nabtesco Corp.	2,620,700
5,200	NEC Corp.	242,526
44,300	NEC Networks & System Integration Corp.	710,566
10,400	Nexon Co., Ltd.	246,482
5,800	NGK Insulators Ltd.	102,862
1,700	NH Foods Ltd.	68,636
17,400	Nichirei Corp.	449,606
9,600	Nidec Corp.	1,101,690
6,400	Nihon M&A Center Inc.	155,788
41,800	Nikkiso Co., Ltd.	455,621
2,400	Nintendo Co., Ltd.	1,484,463
116	Nippon Accommodations Fund Inc., REIT, Class A Shares	664,128
31	Nippon Building Fund Inc., REIT	198,068
31,500	Nippon Electric Glass Co., Ltd.	758,614
1,500	Nippon Express Co., Ltd.	121,330
15,500	Nippon Paint Holdings Co., Ltd.	225,473
42	Nippon Prologis REIT Inc.	129,983
3,700	Nippon Sanso Holdings Corp.	73,318
1,100	Nippon Shinyaku Co., Ltd.	79,231
18,100	Nippon Steel Corp.	345,775
27,800	Nippon Telegraph & Telephone Corp.	750,056

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.6% - (continued)
3,800	Nippon Yusen KK	$154,870
2,600	Nissan Chemical Corp.	136,212
49,300	Nissan Motor Co., Ltd.*	247,192
3,900	Nisshin Seifun Group Inc.	59,201
1,300	Nissin Foods Holdings Co., Ltd.	94,344
1,700	Nitori Holdings Co., Ltd.	294,619
3,100	Nitto Denko Corp.	244,474
66,200	Nomura Holdings Inc.	365,285
2,700	Nomura Real Estate Holdings Inc.	70,894
87	Nomura Real Estate Master Fund Inc., REIT	136,848
7,480	Nomura Research Institute Ltd.	238,847
190,600	North Pacific Bank Ltd.	439,026
9,500	NSK Ltd.	92,135
13,400	NTT Data Corp.	216,943
13,400	Obayashi Corp.	114,156
1,500	Obic Co., Ltd.	281,872
6,300	Odakyu Electric Railway Co., Ltd.	165,744
16,600	Oji Holdings Corp.	99,627
25,400	Olympus Corp.	542,138
3,900	Omron Corp.	308,762
7,800	Ono Pharmaceutical Co., Ltd.	177,772
24,900	Open House Co., Ltd.	1,151,746
800	Oracle Corp. Japan	72,224
4,200	Oriental Land Co., Ltd.	622,192
26,400	ORIX Corp.	463,184
55	Orix JREIT Inc.	100,905
8,000	Osaka Gas Co., Ltd.	153,080
2,600	Otsuka Corp.	140,804
8,200	Otsuka Holdings Co., Ltd.	343,150
26,500	Outsourcing Inc.	483,724
8,700	Pan Pacific International Holdings Corp.	173,948
46,500	Panasonic Corp.	529,394
103,200	Penta-Ocean Construction Co., Ltd.	737,924
2,000	PeptiDream Inc.*	92,346
4,200	Persol Holdings Co., Ltd.	81,693
2,400	Pigeon Corp.	69,372
2,000	Pola Orbis Holdings Inc.	52,262
19,900	Rakuten Group Inc.	230,870
87,700	Recruit Holdings Co., Ltd.	4,487,777
18,600	Renesas Electronics Corp.*	199,387
97,000	Rengo Co., Ltd.	821,543
44,400	Resona Holdings Inc.	191,549
31,200	Resorttrust Inc.	498,608
14,200	Ricoh Co., Ltd.	169,823
800	Rinnai Corp.	79,466
1,900	Rohm Co., Ltd.	178,746
5,000	Ryohin Keikaku Co., Ltd.	96,172
11,100	Sankyu Inc.	485,705
7,600	Santen Pharmaceutical Co., Ltd.	101,360
50,800	Sanwa Holdings Corp.	632,867
13,800	Sawai Group Holdings Co., Ltd.	604,971
5,000	SBI Holdings Inc.	127,161
1,100	SCSK Corp.	65,614
4,500	Secom Co., Ltd.	356,397
5,600	Seiko Epson Corp.	101,871
85,200	Sekisui Chemical Co., Ltd.	1,488,421
13,200	Sekisui House Ltd.	278,282
15,900	Seven & i Holdings Co., Ltd.	701,283
7,000	SG Holdings Co., Ltd.	155,219
4,700	Sharp Corp.	87,605
4,900	Shimadzu Corp.	173,930

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.6% - (continued)
1,600	Shimano Inc.	$364,800
12,500	Shimizu Corp.	101,849
33,100	Shin-Etsu Chemical Co., Ltd.	5,736,165
48,800	Shinko Electric Industries Co., Ltd.	1,577,221
5,700	Shionogi & Co., Ltd.	291,069
26,300	Ship Healthcare Holdings Inc.	631,468
8,700	Shiseido Co., Ltd.	628,786
9,700	Shizuoka Bank Ltd. (The)	77,674
12,700	SMC Corp.	7,634,738
60,400	Softbank Corp.	775,069
26,900	SoftBank Group Corp.	2,052,069
1,400	Sohgo Security Services Co., Ltd.	65,618
86,400	Sompo Holdings Inc.	3,484,654
73,100	Sony Group Corp.	7,263,211
1,900	Square Enix Holdings Co., Ltd.	101,887
3,300	Stanley Electric Co., Ltd.	99,116
21,100	Starts Corp., Inc.	538,127
13,100	Subaru Corp.	256,163
5,600	SUMCO Corp.	129,504
30,200	Sumitomo Chemical Co., Ltd.	167,657
23,600	Sumitomo Corp.	334,412
3,900	Sumitomo Dainippon Pharma Co., Ltd.	75,065
16,000	Sumitomo Electric Industries Ltd.	246,626
31,800	Sumitomo Forestry Co., Ltd.	649,467
5,400	Sumitomo Metal Mining Co., Ltd.	241,994
195,590	Sumitomo Mitsui Financial Group Inc.	7,141,225
7,300	Sumitomo Mitsui Trust Holdings Inc.	255,844
6,500	Sumitomo Realty & Development Co., Ltd.	221,479
2,800	Suntory Beverage & Food Ltd.	104,270
7,800	Suzuki Motor Corp.	342,098
44,100	Sysmex Corp.	4,575,427
11,000	T&D Holdings Inc.	150,303
4,300	Taisei Corp.	151,906
1,000	Taisho Pharmaceutical Holdings Co., Ltd.	57,146
17,600	Taiyo Yuden Co., Ltd.	840,339
459,954	Takeda Pharmaceutical Co., Ltd.	15,764,482
25,200	Takeuchi Manufacturing Co., Ltd.	679,738
2,900	TDK Corp.	367,090
47,000	Terumo Corp.	1,817,050
2,700	THK Co., Ltd.	88,959
4,800	TIS Inc.	123,564
3,300	Tobu Railway Co., Ltd.	84,854
2,300	Toho Co., Ltd.	95,961
1,500	Toho Gas Co., Ltd.	83,203
9,100	Tohoku Electric Power Co., Inc.	74,194
57,200	Tokio Marine Holdings Inc.	2,691,282
800	Tokyo Century Corp.	47,009
32,400	Tokyo Electric Power Co. Holdings Inc.*	101,447
3,200	Tokyo Electron Ltd.	1,400,945
8,000	Tokyo Gas Co., Ltd.	158,736
13,900	Tokyo Seimitsu Co., Ltd.	694,927
10,400	Tokyotokeiba Co., Ltd.	512,814
10,600	Tokyu Corp.	142,232
4,700	Toppan Printing Co., Ltd.	82,266
29,400	Toray Industries Inc.	194,993
8,800	Toshiba Corp.	372,301
5,500	Tosoh Corp.	97,931
3,000	TOTO Ltd.	165,326
1,800	Toyo Suisan Kaisha Ltd.	73,413
52,200	Toyo Tire Corp.	1,062,541
3,100	Toyota Industries Corp.	268,914

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.6% - (continued)
88,900	Toyota Motor Corp.	$7,365,195
4,500	Toyota Tsusho Corp.	205,309
2,700	Trend Micro Inc.	137,370
800	Tsuruha Holdings Inc.	97,258
8,600	Unicharm Corp.	342,660
59	United Urban Investment Corp., REIT	84,452
5,000	USS Co., Ltd.	88,028
24,700	Valor Holdings Co., Ltd.	510,340
1,800	Welcia Holdings Co., Ltd.	55,348
3,500	West Japan Railway Co.	200,116
2,900	Yakult Honsha Co., Ltd.	156,439
12,400	Yamada Holdings Co., Ltd.	60,501
2,900	Yamaha Corp.	174,914
5,900	Yamaha Motor Co., Ltd.	173,452
6,500	Yamato Holdings Co., Ltd.	177,598
43,200	Yaskawa Electric Corp.	2,047,221
5,600	Yokogawa Electric Corp.	90,939
56,300	Z Holdings Corp.	269,205
17,400	Zenkoku Hosho Co., Ltd.	720,363
33,400	Zeon Corp.	508,141
2,700	ZOZO Inc.	92,378

	Total Japan	240,552,666

Jordan - 0.1%
21,097	Hikma Pharmaceuticals PLC	731,407

Luxembourg - 0.3%
104,024	ArcelorMittal SA*	3,355,312
21,196	Aroundtown SA	178,974
2,840	Eurofins Scientific SE*	303,983
10,817	Tenaris SA	123,854

	Total Luxembourg	3,962,123

Macau - 0.3%
1,052,800	Sands China Ltd.*	4,817,712
33,200	Wynn Macau Ltd.*	57,339

	Total Macau	4,875,051

Malta - 0.1%
73,334	Kindred Group PLC	1,257,004

Mexico - 0.2%
332,031	Grupo Financiero Banorte SAB de CV, Class O Shares	2,264,971

Monaco - 0.0%
27,335	Endeavour Mining Corp.(a)	656,493

Netherlands - 4.6%
36,357	Aalberts NV	2,064,683
8,743	ABN AMRO Group NV, Dutch Certificate, GDR*(c)	117,018
424	Adyen NV*(c)	982,920
37,524	Aegon NV	177,714
91,090	Akzo Nobel NV	11,624,537
2,834	Argenx SE*(a)	793,555
6,664	ASM International NV	2,081,307
26,596	ASML Holding NV	17,900,517
22,931	ASR Nederland NV	987,341
7,544	Euronext NV(c)	801,559
2,286	EXOR NV	196,629
2,445	Heineken Holding NV	247,322
5,608	Heineken NV(a)	670,786
547,760	ING Groep NV	7,634,360
25,695	Intertrust NV*(c)	475,040
1,579	JDE Peet’s NV*(a)	62,278
2,591	Just Eat Takeaway.com NV*(c)	233,894
22,553	Koninklijke Ahold Delhaize NV	655,293
3,729	Koninklijke DSM NV	686,910
70,482	Koninklijke KPN NV	235,165

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.6% - (continued)
45,598	Koninklijke Philips NV	$2,574,196
1,492	Koninklijke Vopak NV	70,716
6,148	NN Group NV	312,853
10,407	Prosus NV*	1,076,430
4,811	QIAGEN NV*	238,844
2,640	Randstad NV	205,678
367,049	Royal Dutch Shell PLC, Class A Shares	7,068,443
79,360	Royal Dutch Shell PLC, Class B Shares	1,446,549
33,883	SBM Offshore NV	584,178
24,129	Signify NV(c)	1,489,912
158,397	Stellantis NV	3,102,567
5,944	Wolters Kluwer NV	570,516

	Total Netherlands	67,369,710

New Zealand - 0.2%
15,616	a2 Milk Co., Ltd. (The)*(a)	66,591
26,711	Auckland International Airport Ltd.*	141,200
12,702	Fisher & Paykel Healthcare Corp., Ltd.	268,740
17,295	Mercury NZ Ltd.	81,894
27,194	Meridian Energy Ltd.	101,282
8,488	Ryman Healthcare Ltd.	80,367
38,983	Spark New Zealand Ltd.	126,862
15,971	Xero Ltd.*	1,604,311

	Total New Zealand	2,471,247

Norway - 0.6%
6,069	Adevinta ASA, Class B Shares*	117,772
102,883	DNB ASA	2,297,248
186,705	Equinor ASA	4,097,506
3,986	Gjensidige Forsikring ASA	89,810
9,327	Mowi ASA	242,844
29,251	Norsk Hydro ASA	189,262
15,938	Orkla ASA	166,329
1,592	Schibsted ASA, Class A Shares	77,710
1,911	Schibsted ASA, Class B Shares	79,200
50,933	Sparebanken Vest	541,006
15,305	Telenor ASA	266,586
3,757	Yara International ASA	200,447

	Total Norway	8,365,720

Peru - 0.0%
3,867	Credicorp Ltd.*	531,597

Poland - 0.0%
4,037	InPost SA*	78,508

Portugal - 0.3%
58,580	EDP - Energias de Portugal SA	341,423
281,237	Galp Energia SGPS SA	3,528,962
5,342	Jeronimo Martins SGPS SA	103,365

	Total Portugal	3,973,750

Singapore - 0.7%
103,400	AEM Holdings Ltd.	279,491
1,993,158	Ascendas Real Estate Investment Trust, REIT	4,382,586
93,094	CapitaLand Integrated Commercial Trust, REIT	144,260
57,900	CapitaLand Ltd.	160,200
9,400	City Developments Ltd.	54,171
37,800	DBS Group Holdings Ltd.	868,241
642,700	Frasers Logistics & Commercial Trust, REIT	689,617
128,300	Genting Singapore Ltd.	81,956
30,900	Keppel Corp., Ltd.	125,097
48,500	Mapletree Commercial Trust, REIT	75,892
69,888	Mapletree Logistics Trust, REIT	104,537
70,200	Oversea-Chinese Banking Corp., Ltd.	663,295
6,275	Sea Ltd., ADR*(a)	1,589,081
28,650	Singapore Airlines Ltd.*	107,383

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.7% - (continued)
17,600	Singapore Exchange Ltd.	$138,148
33,100	Singapore Technologies Engineering Ltd.	97,341
173,300	Singapore Telecommunications Ltd.	316,902
24,803	United Overseas Bank Ltd.	492,719
9,271	UOL Group Ltd.	51,969
5,800	Venture Corp., Ltd.	84,367
40,800	Wilmar International Ltd.	147,743

	Total Singapore	10,654,996

South Korea - 2.7%
10,858	AfreecaTV Co., Ltd.	931,434
7,530	Coway Co., Ltd.	548,514
15,489	Hite Jinro Co., Ltd.	526,108
6,642	Maeil Dairies Co., Ltd.	467,916
29,758	Neowiz*	620,725
15,175	Osstem Implant Co., Ltd.	1,210,628
55,789	Partron Co., Ltd.	515,601
10,418	PharmaResearch Co., Ltd.	777,391
252,016	Samsung Electronics Co., Ltd.	18,109,765
40,983	Samsung Engineering Co., Ltd.*	709,710
3,272	Samsung SDI Co., Ltd.	1,879,703
30,061	Seoul Semiconductor Co., Ltd.	532,654
14,837	SFA Engineering Corp.	574,401
94,063	SK Hynix Inc.	10,557,352
5,711	Soulbrain Co., Ltd.	1,681,169
3,875	WONIK IPS Co., Ltd.	174,836

	Total South Korea	39,817,907

Spain - 4.4%
4,570	Acciona SA	790,123
36,549	Acerinox SA(a)	521,078
5,243	ACS Actividades de Construccion y Servicios SA	161,633
42,092	Aena SME SA*(c)	7,331,479
187,141	Amadeus IT Group SA*	14,129,932
56,285	Applus Services SA*	588,096
1,851,665	Banco Bilbao Vizcaya Argentaria SA	11,566,784
370,574	Banco Santander SA	1,561,059
117,018	Bankinter SA	668,406
2,111,085	CaixaBank SA	7,311,000
10,881	Cellnex Telecom SA(c)	660,750
31,928	Cia de Distribucion Integral Logista Holdings SA	698,447
6,052	EDP Renovaveis SA	143,862
4,798	Enagas SA	112,734
6,687	Endesa SA	192,836
10,609	Ferrovial SA	309,849
6,330	Grifols SA	176,367
392,159	Iberdrola SA	5,405,642
219,584	Industria de Diseno Textil SA	8,536,913
13,477	Laboratorios Farmaceuticos Rovi SA	923,532
69,737	Merlin Properties Socimi SA, REIT	804,490
6,265	Naturgy Energy Group SA	163,925
9,186	Red Electrica Corp. SA	183,931
31,603	Repsol SA	422,712
5,015	Siemens Gamesa Renewable Energy SA	165,476
108,172	Telefonica SA	534,043
7,275	Viscofan SA	513,109

	Total Spain	64,578,208

Sweden - 1.5%
6,676	Alfa Laval AB	248,917
99,791	Assa Abloy AB, Class B Shares	3,074,933
14,497	Atlas Copco AB, Class A Shares	886,850
8,281	Atlas Copco AB, Class B Shares	432,096
5,804	Boliden AB	232,806

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 1.5% - (continued)
51,944	Dometic Group AB(c)	$893,170
4,612	Electrolux AB, Series B	131,260
5,494	Embracer Group AB, Class B Shares*	161,170
13,985	Epiroc AB, Class A Shares	318,965
8,454	Epiroc AB, Class B Shares	171,369
5,134	EQT AB(a)	186,517
13,298	Essity AB, Class B Shares	460,340
3,655	Evolution AB(c)	681,077
2,133	Fastighets AB Balder, Class B Shares*	134,274
11,333	G5 Entertainment AB(a)	733,856
30,991	Getinge AB, Class B Shares	1,098,908
15,820	Hennes & Mauritz AB, Class B Shares*	408,852
42,455	Hexagon AB, Class B Shares	607,243
8,868	Husqvarna AB, Class B Shares	130,688
2,167	ICA Gruppen AB	106,265
2,250	Industrivarden AB, Class A Shares	91,677
3,262	Industrivarden AB, Class C Shares	127,405
3,190	Investment AB Latour, Class B Shares	107,936
39,196	Investor AB, Class B Shares	901,741
10,016	Kinnevik AB, Class B Shares*	276,047
1,736	L E Lundbergforetagen AB, Class B Shares	106,744
3,909	Lundin Energy AB	134,160
30,569	Nibe Industrier AB, Class B Shares	321,446
45,530	Peab AB, Class B Shares	626,193
24,460	Sandvik AB	651,259
7,153	Securitas AB, Class B Shares	117,234
978	Sinch AB*(c)	175,285
35,645	Skandinaviska Enskilda Banken AB, Class A Shares	461,037
7,101	Skanska AB, Class B Shares	200,783
8,075	SKF AB, Class B Shares	218,793
13,056	Svenska Cellulosa AB SCA, Class B Shares	218,272
188,893	Svenska Handelsbanken AB, Class A Shares	2,159,763
19,217	Swedbank AB, Class A Shares	352,602
34,140	Swedish Match AB	316,317
10,597	Tele2 AB, Class B Shares	144,386
62,691	Telefonaktiebolaget LM Ericsson, Class B Shares	841,907
57,519	Telia Co. AB	255,437
1,536	Volvo AB, Class A Shares	41,665
33,379	Volvo AB, Class B Shares	879,580
33,829	Wihlborgs Fastigheter AB	766,294

	Total Sweden	21,593,519

Switzerland - 10.9%
189,287	ABB Ltd., Class Registered Shares	6,450,799
17,470	Adecco Group AG, Class Registered Shares	1,211,053
36,044	Alcon Inc.	2,513,229
943	Baloise Holding AG, Class Registered Shares	156,879
649	Banque Cantonale Vaudoise, Class Registered Shares	61,180
76	Barry Callebaut AG, Class Registered Shares	173,028
2,055	Bucher Industries AG, Class Registered Shares	1,124,591
237	Chocoladefabriken Lindt & Spruengli AG	2,237,372
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	200,381
100,361	Cie Financiere Richemont SA, Class Registered Shares	12,186,159
4,226	Clariant AG, Class Registered Shares	91,512
19,501	Coca-Cola HBC AG	710,562
515,670	Credit Suisse Group AG, Class Registered Shares	5,650,350
174	EMS-Chemie Holding AG, Class Registered Shares	163,054
295	Forbo Holding AG, Class Registered Shares	591,537
806	Geberit AG, Class Registered Shares	584,458
1,299	Givaudan SA, Class Registered Shares	5,810,670
214,442	Glencore PLC*	976,960
11,265	Holcim Ltd., Class Registered Shares*	673,616

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 10.9% - (continued)
19,522	Julius Baer Group Ltd.	$1,331,088
15,646	Kuehne + Nagel International AG, Class Registered Shares	5,286,075
21,762	Logitech International SA, Class Registered Shares	2,674,127
3,588	Lonza Group AG, Class Registered Shares	2,321,848
159,269	Nestlé SA, Class Registered Shares	19,672,294
297,206	Novartis AG, Class Registered Shares	26,285,156
493	Partners Group Holding AG	743,200
7,749	PSP Swiss Property AG, Class Registered Shares	1,013,712
81,922	Roche Holding AG	28,723,970
864	Schindler Holding AG	256,701
427	Schindler Holding AG, Class Registered Shares	123,890
1,228	SGS SA, Class Registered Shares	3,836,836
9,111	Sika AG, Class Registered Shares	2,929,276
1,169	Sonova Holding AG, Class Registered Shares*	414,038
14,511	STMicroelectronics NV	541,477
776	Straumann Holding AG, Class Registered Shares	1,211,843
4,534	Sulzer AG, Class Registered Shares	580,280
657	Swatch Group AG (The)	237,768
1,068	Swatch Group AG (The), Class Registered Shares	73,857
2,405	Swiss Life Holding AG, Class Registered Shares	1,254,354
1,612	Swiss Prime Site AG, Class Registered Shares	165,773
6,470	Swiss Re AG	626,891
550	Swisscom AG, Class Registered Shares	310,757
1,556	Tecan Group AG, Class Registered Shares	777,592
1,388	Temenos AG, Class Registered Shares	214,669
78,931	UBS Group AG, Class Registered Shares	1,288,716
8,270	VAT Group AG(c)	2,524,671
1,096	Vifor Pharma AG	160,055
10,517	Vontobel Holding AG, Class Registered Shares	820,181
11,348	Wizz Air Holdings PLC*(c)	775,403
994	Zur Rose Group AG*	373,448
22,886	Zurich Insurance Group AG	9,630,166

	Total Switzerland	158,747,502

Taiwan - 0.6%
132,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,809,007
45,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,339,880

	Total Taiwan	8,148,887

United Kingdom - 13.4%
20,296	3i Group PLC	358,302
4,051	Admiral Group PLC	168,856
27,650	Anglo American PLC	1,228,409
9,641	Ashtead Group PLC	704,378
7,560	Associated British Foods PLC*	248,521
61,803	AstraZeneca PLC	7,040,233
15,694	Atlantica Sustainable Infrastructure PLC(a)	570,477
20,574	Auto Trader Group PLC*(c)	163,739
2,344	AVEVA Group PLC	116,251
84,850	Aviva PLC	494,223
92,343	B&M European Value Retail SA	754,270
69,967	BAE Systems PLC	522,433
388,852	Balfour Beatty PLC*	1,713,784
3,378,016	Barclays PLC	8,786,643
21,587	Barratt Developments PLC	231,347
2,564	Berkeley Group Holdings PLC	170,004
2,401,885	BP PLC	10,459,216
223,301	British American Tobacco PLC	8,595,715
18,088	British Land Co. PLC (The), REIT	130,926
191,370	BT Group PLC*	474,542
54,759	Bunzl PLC	1,775,766
106,257	Burberry Group PLC*	3,213,259
268,333	Cairn Energy PLC	618,253

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 13.4% - (continued)
29,936	Close Brothers Group PLC	$697,659
21,498	CNH Industrial NV	368,318
4,321	Coca-Cola European Partners PLC	261,507
351,075	Compass Group PLC*	7,999,895
33,161	Computacenter PLC	1,262,616
10,979	Cranswick PLC	616,097
21,293	Croda International PLC	2,109,782
236,360	Diageo PLC	11,410,057
29,178	Direct Line Insurance Group PLC	123,157
39,349	Electrocomponents PLC	552,091
12,864	Evraz PLC	116,282
4,884	Ferguson PLC	663,662
36,230	Future PLC	1,457,498
7,821	Genus PLC	560,226
206,381	GlaxoSmithKline PLC	3,943,288
8,056	Halma PLC	297,377
7,816	Hargreaves Lansdown PLC	183,527
437,406	HSBC Holdings PLC	2,836,432
54,235	IG Group Holdings PLC	659,172
50,651	IMI PLC	1,193,275
19,925	Imperial Brands PLC	451,823
31,875	Informa PLC*	245,845
3,937	InterContinental Hotels Group PLC*	274,696
23,267	Intermediate Capital Group PLC	694,963
362,246	International Consolidated Airlines Group SA*	1,041,571
45,698	Intertek Group PLC	3,518,294
37,562	J Sainsbury PLC	141,455
10,927	JD Sports Fashion PLC*	146,282
4,012	Johnson Matthey PLC	173,205
614,917	Kingfisher PLC*	3,140,589
15,981	Land Securities Group PLC, REIT	159,226
130,191	Legal & General Group PLC	525,821
1,512,267	Lloyds Banking Group PLC	1,071,877
6,966	London Stock Exchange Group PLC	747,836
227,236	LondonMetric Property PLC, REIT	757,231
53,910	M&G PLC	186,864
103,094	Melrose Industries PLC	252,096
89,354	Micro Focus International PLC	658,227
10,304	Mondi PLC	278,270
300,663	National Grid PLC	4,023,040
108,300	Natwest Group PLC	317,611
18,166	Next PLC*	2,099,103
36,780	Ocado Group PLC*	985,220
125,854	OSB Group PLC	835,381
15,839	Pearson PLC	184,203
6,714	Persimmon PLC	300,504
103,673	Pets at Home Group PLC	660,154
11,573	Phoenix Group Holdings PLC	120,728
454,821	Prudential PLC	9,700,407
97,845	Reckitt Benckiser Group PLC	8,838,190
106,841	Redrow PLC	1,029,187
278,308	RELX PLC	7,265,909
39,244	Rentokil Initial PLC	263,672
24,018	Rio Tinto PLC	2,063,858
10,047,743	Rolls-Royce Holdings PLC*	15,238,989
112,338	Royal Mail PLC*	922,464
22,430	RSA Insurance Group Ltd.	217,782
81,551	Safestore Holdings PLC, REIT	1,091,588
24,577	Sage Group PLC (The)	228,730
2,625	Schroders PLC	132,309
25,583	Segro PLC, REIT	378,526

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United Kingdom - 13.4% - (continued)
389,340		Serco Group PLC	$745,947
5,049		Severn Trent PLC	175,659
247,413		Smith & Nephew PLC	5,397,413
8,407		Smiths Group PLC	184,543
1,563		Spirax-Sarco Engineering PLC	281,400
148,548		Spirent Communications PLC	525,903
22,560		SSE PLC	493,035
11,202		St. James’s Place PLC	222,350
57,197		Standard Chartered PLC	412,483
49,835		Standard Life Aberdeen PLC	194,330
147,912		Stock Spirits Group PLC	563,765
105,126		Synthomer PLC	788,798
70,635		Tate & Lyle PLC	767,219
79,091		Taylor Wimpey PLC	191,987
168,323		Tesco PLC	532,553
26,853		Travis Perkins PLC*	625,228
19,443		Ultra Electronics Holdings PLC	568,121
269,039		Unilever PLC	16,125,041
43,662		UNITE Group PLC (The), REIT	703,068
14,470		United Utilities Group PLC	201,878
51,593		Vistry Group PLC	969,571
572,921		Vodafone Group PLC	1,044,910
174,053		WH Smith PLC*	4,263,416
33,417		Whitbread PLC*	1,505,980
51,017		WM Morrison Supermarkets PLC	128,002
26,779		WPP PLC	370,401

		Total United Kingdom	195,198,192

United States - 0.2%
836		Booking Holdings Inc.*	1,974,256
376,000		Nexteer Automotive Group Ltd.	473,194
168,473		Reliance Worldwide Corp., Ltd.	669,542

		Total United States	3,116,992

		TOTAL COMMON STOCKS (Cost - $1,035,973,451)	1,398,221,920

PREFERRED STOCKS - 0.3%
Germany - 0.3%
1,135		Bayerische Motoren Werke AG, Class Preferred Shares	103,683
1,540		FUCHS PETROLUB SE, Class Preferred Shares	79,042
3,751		Henkel AG & Co. KGaA, Class Preferred Shares	432,582
3,249		Porsche Automobil Holding SE, Class Preferred Shares	361,224
573		Sartorius AG, Class Preferred Shares	284,044
11,558		Volkswagen AG, Class Preferred Shares	3,181,339

		TOTAL PREFERRED STOCKS (Cost - $2,346,120)	4,441,914

CLOSED END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
28,004		Vanguard FTSE Developed Markets ETF, Common Class (Cost - $1,263,300)	1,467,970

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,039,582,871)	1,404,131,804

Face Amount†
SHORT-TERM INVESTMENTS (e) - 4.5%
CONVERTIBLE BOND - 0.1%
		Credit Suisse Group Guernsey VII Ltd.:
1,170,000	CHF	3.000% due 11/12/21(c)(d)
		(Cost - $1,279,876)	1,300,723

MONEY MARKET FUND - 1.6%
$23,456,920		Invesco STIT - Government & Agency Portfolio, 0.030%, Institutional Class(g) (Cost - $23,456,920)	23,456,920

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
TIME DEPOSITS - 2.8%
United States - 0.1% - (continued)
122,744		ANZ National Bank - London, 0.005% due 6/1/21	$122,744
		BBH - Grand Cayman:
241,849	DKK	(0.550)% due 5/31/21	39,660
54,414	SEK	(0.270)% due 5/31/21	6,553
442,747	AUD	(0.200)% due 5/31/21	341,314
451,868	NOK	(0.130)% due 5/31/21	54,050
31,645	NZD	0.005% due 5/31/21	22,933
2,339	CAD	0.010% due 5/31/21	1,937
1,156	ZAR	3.500% due 5/31/21	84
		BNP Paribas - Paris:
736,490	CHF	(1.360)% due 5/31/21	818,778
1,023,774	EUR	(0.780)% due 5/31/21	1,248,492
26,884,801		0.005% due 6/1/21	26,884,801
45,936	GBP	Citibank - London, 0.005% due 6/1/21	65,192
877,113	HKD	HSBC Bank - Hong Kong, 0.000% due 5/31/21	113,018
19,707	SGD	HSBC Bank - Singapore, 0.005% due 5/31/21	14,902
107,930		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	107,930
		Sumitomo Mitsui Banking Corp. - Tokyo:
72,788,223	JPY	(0.310)% due 5/31/21	662,705
10,412,099		0.005% due 6/1/21	10,412,099

		TOTAL TIME DEPOSITS (Cost - $40,917,192)	40,917,192

		TOTAL SHORT-TERM INVESTMENTS (Cost - $65,653,988)	65,674,835

		TOTAL INVESTMENTS - 101.1% (Cost - $1,105,236,859)	1,469,806,639

		Liabilities in Excess of Other Assets - (1.1)%	(15,944,382)

		TOTAL NET ASSETS - 100.0%	$1,453,862,257

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $34,764,672 and represents 2.4% of net assets.

(d)	Illiquid security.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(f)	Represents investments of collateral received from securities lending transactions.

At May 28, 2021, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,105,236,859	$394,570,202	$(29,937,474)	$364,632,728

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Summary of Investments by Security Sector^
Industrials	19.1%
Financials	14.8
Health Care	13.1
Information Technology	12.0
Consumer Discretionary	10.9
Consumer Staples	8.5
Materials	6.9
Energy	3.5
Utilities	3.5
Real Estate	2.5
Communication Services	2.4
Short-Term Investments	2.8

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At May 28, 2021, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 June Futures	22	6/21	$1,055,615	$1,090,867	$35,252
FTSE 100 Index June Futures	6	6/21	590,870	598,065	7,195
SPI 200 Index June Futures	2	6/21	271,295	276,560	5,265
TOPIX Index June Futures	5	6/21	871,549	886,785	15,236

					$62,948

At May 28, 2021, International Equity Fund had deposited cash of $185,576 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.4%
Argentina - 0.4%
816	Globant SA*	$177,782
1,520	MercadoLibre Inc.*	2,065,179
5,996	YPF SA, ADR*	28,181

	Total Argentina	2,271,142

Australia - 0.0%
52,000	MMG Ltd.*	31,643

Brazil - 4.3%
102,908	Ambev SA	352,550
7,621	Atacadao SA	32,047
4,429	B2W Cia Digital*	50,909
803,886	B3 SA - Brasil Bolsa Balcao	2,696,926
35,917	Banco Bradesco SA	157,583
6,103	Banco BTG Pactual SA	144,002
390,586	Banco do Brasil SA	2,514,275
7,416	Banco Inter SA	95,078
9,295	Banco Santander Brasil SA	72,785
310,826	BB Seguridade Participacoes SA	1,395,342
10,506	BRF SA*	51,922
711,680	CCR SA	1,893,133
7,810	Centrais Eletricas Brasileiras SA	64,649
7,187	Cia de Saneamento Basico do Estado de Sao Paulo	55,120
17,041	Compania Siderurgica Nacional SA	146,000
18,204	Cosan SA	76,584
164,241	Cosan SA, ADR	2,762,534
4,500	CPFL Energia SA	25,055
5,411	Energisa SA	49,038
110,426	Engie Brasil Energia SA	847,320
19,967	Equatorial Energia SA	97,414
211,900	Fleury SA	1,074,883
22,090	Hapvida Participacoes e Investimentos SA(a)	67,622
8,769	Hypera SA	60,924
23,419	JBS SA	135,381
420,700	JSL SA	871,218
16,556	Klabin SA*	83,219
13,764	Localiza Rent a Car SA	163,625
158,900	Locaweb Servicos de Internet SA, (Restricted, cost - $148,039, acquired 4/17/20)(a)(b)	798,411
20,800	Lojas Renner SA	189,343
63,386	Magazine Luiza SA	246,349
294,800	Movida Participacoes SA	1,002,592
19,315	Natura & Co. Holding SA*	189,208
12,210	Notre Dame Intermedica Participacoes SA	205,588
456,700	Odontoprev SA	1,143,865
266,449	Petrobras Distribuidora SA	1,307,609
79,920	Petroleo Brasileiro SA	409,697
24,959	Raia Drogasil SA	130,918
14,529	Rede D’Or Sao Luiz SA, (Restricted, cost - $173,499, acquired 12/9/20)(a)(b)	197,983
170,941	Rumo SA*	685,030
16,504	Suzano SA*	194,931
18,442	TIM SA	42,793
12,300	TOTVS SA	79,201
16,567	Ultrapar Participações SA	60,604
86,480	Vale SA	1,852,141
87,600	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	859,128
37,547	Vasta Platform Ltd., Class A Shares*	330,038
24,735	Via Varejo SA*	60,385
36,784	WEG SA	242,857
153,100	Westwing Comercio Varejista Ltda*	264,454

	Total Brazil	26,530,263

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.6%
133,688	Antofagasta PLC	$2,927,236
1,140,767	Banco de Chile	114,155
969	Banco de Credito e Inversiones SA	45,742
1,335,050	Banco Santander Chile	71,737
29,156	Cencosud SA	56,742
12,906	Cencosud Shopping SA	24,139
2,598	Cia Cervecerias Unidas SA	23,308
115,265	Colbun SA	15,948
31,677	Empresas CMPC SA	79,094
9,480	Empresas COPEC SA	94,342
473,707	Enel Americas SA	64,338
564,409	Enel Chile SA	33,444
16,321	Falabella SA	71,389

	Total Chile	3,621,614

China - 29.2%
2,081	21Vianet Group Inc., ADR*	46,448
1,844	360 DigiTech Inc., ADR*	51,761
9,300	360 Security Technology Inc., Class A Shares*	17,801
32,500	3SBio Inc.*(a)	37,185
662	51job Inc., ADR*	47,452
140,482	AAC Technologies Holdings Inc.	849,366
3,000	AECC Aviation Power Co., Ltd., Class A Shares	23,943
24,000	Agile Group Holdings Ltd.	33,876
1,011	Agora Inc., ADR*	45,182
106,600	Agricultural Bank of China Ltd., Class A Shares	54,991
555,000	Agricultural Bank of China Ltd., Class H Shares(c)	225,361
5,073	Aier Eye Hospital Group Co., Ltd., Class A Shares*	66,861
40,000	Air China Ltd., Class H Shares*(c)	33,268
6,000	Akeso Inc.*(a)	46,234
401,244	Alibaba Group Holding Ltd.*	10,757,001
63,620	Alibaba Group Holding Ltd., ADR*	13,612,135
672,500	A-Living Smart City Services Co., Ltd., (Restricted, cost - $1,450,639, acquired 10/8/18), Class H Shares(a)(b)(c)	3,267,365
31,400	Aluminum Corp. of China Ltd., Class A Shares*	26,492
74,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	43,561
2,500	Angel Yeast Co., Ltd., Class A Shares*	25,605
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	46,987
301,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	1,864,642
1,100	Anhui Gujing Distillery Co., Ltd., Class A Shares	41,996
700	Anhui Gujing Distillery Co., Ltd., Class B Shares	9,449
24,000	ANTA Sports Products Ltd.	482,203
500	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	28,048
1,581	Autohome Inc., ADR(d)	121,848
34,799	Avic Capital Co., Ltd., Class A Shares	22,002
1,700	AVIC Jonhon Optronic Technology Co., Ltd., Class A Shares*	20,338
2,600	AVIC Shenyang Aircraft Co., Ltd., Class A Shares	30,971
3,600	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A Shares	15,303
42,000	AviChina Industry & Technology Co., Ltd., Class H Shares*(c)	28,116
5,895	Baidu Inc., ADR*	1,157,012
19,200	Bank of Beijing Co., Ltd., Class A Shares	14,848
58,930	Bank of China Ltd., Class A Shares	30,946
1,719,000	Bank of China Ltd., Class H Shares(c)	651,313
39,800	Bank of Communications Co., Ltd., Class A Shares	30,837
212,000	Bank of Communications Co., Ltd., Class H Shares(c)	143,057
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	11,992
19,890	Bank of Jiangsu Co., Ltd., Class A Shares	23,936
16,600	Bank of Nanjing Co., Ltd., Class A Shares	26,826
10,900	Bank of Ningbo Co., Ltd., Class A Shares	73,076
29,640	Bank of Shanghai Co., Ltd., Class A Shares	39,560
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	37,321

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
1,609	Baozun Inc., ADR*(d)	$55,816
973	BeiGene Ltd., ADR*	348,830
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	36,577
2,000	Beijing New Building Materials PLC, Class A Shares	13,696
1,350	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares	12,143
4,000	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	21,666
53,300	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	48,484
200	Betta Pharmaceuticals Co., Ltd., Class A Shares	3,395
1,000	BGI Genomics Co., Ltd., Class A Shares	19,479
3,577	Bilibili Inc., ADR*(d)	383,383
38,300	BOE Technology Group Co., Ltd., Class A Shares	37,912
939	Burning Rock Biotech Ltd., ADR*	25,419
2,500	BYD Co., Ltd., Class A Shares	71,147
17,500	BYD Co., Ltd., Class H Shares(c)	399,135
14,500	BYD Electronic International Co., Ltd.(d)	92,095
1,800	Cansino Blologics Inc., Class H Shares*(a)(c)(d)	73,149
227,000	CGN Power Co., Ltd., Class H Shares(a)(c)	50,270
400	Changchun High & New Technology Industry Group Inc., Class A Shares	25,138
1,100	Changjiang Securities Co., Ltd., Class A Shares	1,362
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares*	23,012
35,000	China Aoyuan Group Ltd.	41,062
5,300	China Avionics Systems Co., Ltd., Class A Shares	13,078
57,500	China Bohai Bank Co., Ltd., Class H Shares(a)(c)	24,323
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	54,519
189,000	China CITIC Bank Corp., Ltd., Class H Shares*(c)	103,321
82,000	China Communications Services Corp., Ltd., Class H Shares(c)	34,413
118,500	China Conch Venture Holdings Ltd.	544,903
21,100	China Construction Bank Corp., Class A Shares	23,274
6,880,224	China Construction Bank Corp., Class H Shares(c)	5,675,974
16,000	China East Education Holdings Ltd.(a)	34,654
27,298	China Eastern Airlines Corp., Ltd., Class A Shares	24,011
30,812	China Everbright Bank Co., Ltd., Class A Shares	18,696
93,000	China Everbright Bank Co., Ltd., Class H Shares(c)	39,648
47,000	China Evergrande Group	73,164
486,000	China Feihe Ltd., (Restricted, cost - $1,356,332, acquired 4/8/21)(a)(b)	1,322,400
4,901	China Fortune Land Development Co., Ltd., Class A Shares	4,215
13,200	China Galaxy Securities Co., Ltd., Class A Shares	22,990
50,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	31,849
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	3,568
45,500	China Hongqiao Group Ltd.	73,225
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(c)(e)(f)	28,191
102,000	China Huishan Dairy Holdings Co., Ltd.*#(e)(f)	–
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	99,769
7,200	China Jushi Co., Ltd., Class A Shares	18,116
22,000	China Lesso Group Holdings Ltd.	55,746
4,800	China Life Insurance Co., Ltd., Class A Shares	27,721
161,000	China Life Insurance Co., Ltd., Class H Shares(c)	341,540
8,800	China Literature Ltd.*(a)	93,321
70,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	100,478
27,000	China Medical System Holdings Ltd.	67,267
14,000	China Meidong Auto Holdings Ltd.	74,538
27,000	China Merchants Bank Co., Ltd., Class A Shares	247,986
671,891	China Merchants Bank Co., Ltd., Class H Shares(c)	6,201,085
20,400	China Merchants Energy Shipping Co., Ltd., Class A Shares	17,138
9,230	China Merchants Securities Co., Ltd., Class A Shares	29,694
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	27,197
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	41,480
140,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)(d)	74,587
26,600	China Molybdenum Co., Ltd., Class A Shares	23,881
81,000	China Molybdenum Co., Ltd., Class H Shares(c)	54,137
84,000	China National Building Material Co., Ltd., Class H Shares(c)	111,114

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
18,900	China National Nuclear Power Co., Ltd., Class A Shares	$15,562
600	China National Software & Service Co., Ltd., Class A Shares	5,490
8,500	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares*	27,281
30,000	China Oilfield Services Ltd., Class H Shares(c)	27,939
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	57,756
59,400	China Pacific Insurance Group Co., Ltd., Class H Shares*(c)	224,964
38,900	China Petroleum & Chemical Corp., Class A Shares	27,336
534,000	China Petroleum & Chemical Corp., Class H Shares(c)	289,636
27,800	China Railway Group Ltd., Class A Shares	23,751
77,000	China Railway Group Ltd., Class H Shares(c)	40,646
6,000	China Resources Mixc Lifestyle Services Ltd.*(a)	34,309
20,500	China Resources Pharmaceutical Group Ltd.(a)	14,571
6,299	China Shenhua Energy Co., Ltd., Class A Shares	19,709
957,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	2,113,077
21,800	China Shipbuilding Industry Co., Ltd., Class A Shares*	14,358
9,100	China South Publishing & Media Group Co., Ltd., Class A Shares	14,055
20,400	China Southern Airlines Co., Ltd., Class A Shares*	21,140
44,000	China Southern Airlines Co., Ltd., Class H Shares*(c)	31,265
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	44,226
2,735	China Tourism Group Duty Free Corp., Ltd., Class A Shares	147,605
972,000	China Tower Corp., Ltd., Class H Shares(a)(c)	132,623
15,600	China Vanke Co., Ltd., Class A Shares	66,078
394,500	China Vanke Co., Ltd., Class H Shares(c)	1,358,265
31,600	China Yangtze Power Co., Ltd., Class A Shares	97,725
34,000	China Yuhua Education Corp., Ltd.(a)	34,117
1,760	Chindata Group Holdings Ltd., ADR*	28,512
1,200	Chongqing Brewery Co., Ltd., Class A Shares*	32,649
4,100	Chongqing Changan Automobile Co., Ltd., Class A Shares*	14,846
24,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares*(c)	11,066
2,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	59,047
84,000	CIFI Holdings Group Co., Ltd.	73,213
15,100	CITIC Securities Co., Ltd., Class A Shares	62,097
50,000	CITIC Securities Co., Ltd., Class H Shares(c)	138,303
50,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	3,222,623
9,400	COSCO SHIPPING Holdings Co., Ltd., Class A Shares*	31,883
62,500	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)	130,258
167,000	Country Garden Holdings Co., Ltd.	212,606
33,000	Country Garden Services Holdings Co., Ltd.	334,354
3,800	CSC Financial Co., Ltd., Class A Shares	20,447
199,120	CSPC Pharmaceutical Group Ltd.	298,862
1,263	Dada Nexus Ltd., ADR*	31,739
59,000	Dali Foods Group Co., Ltd.(a)	37,466
34,999	Daqin Railway Co., Ltd., Class A Shares	38,130
1,334	Daqo New Energy Corp., ADR*	99,223
1,900	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	22,163
800	DHC Software Co., Ltd., Class A Shares	931
64,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	60,798
2,574	DouYu International Holdings Ltd., ADR*	20,335
13,032	East Money Information Co., Ltd., Class A Shares	64,103
900	Ecovacs Robotics Co., Ltd., Class A Shares*	25,033
17,400	ENN Energy Holdings Ltd.	319,529
2,581	Eve Energy Co., Ltd., Class A Shares	42,138
16,000	Ever Sunshine Lifestyle Services Group Ltd.	44,265
7,300	Everbright Securities Co., Ltd., Class A Shares	19,333
20,400	Financial Street Holdings Co., Ltd., Class A Shares	23,885
11,000	Flat Glass Group Co., Ltd., Class H Shares(c)	30,994
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	33,973
4,550	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	97,127
51,000	Fosun International Ltd.	82,235
16,400	Founder Securities Co., Ltd., Class A Shares*	26,580
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	29,116

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
600	Fu Jian Anjoy Foods Co., Ltd., Class A Shares*	$23,419
977,000	Fu Shou Yuan International Group Ltd.	1,048,161
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	33,171
11,200	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	70,325
1,200	Ganfeng Lithium Co., Ltd., Class A Shares	22,395
4,000	Ganfeng Lithium Co., Ltd., Class H Shares(a)(c)	53,524
26,700	GDS Holdings Ltd., ADR*(d)	2,008,374
9,300	Gemdale Corp., Class A Shares	15,892
26,000	Genscript Biotech Corp.*	91,539
8,200	GF Securities Co., Ltd., Class A Shares	20,811
31,400	GF Securities Co., Ltd., Class H Shares(c)	45,276
8,700	Giant Network Group Co., Ltd., Class A Shares	18,929
924	Gigadevice Semiconductor Beijing Inc., Class A Shares	19,389
4,300	GoerTek Inc., Class A Shares	26,051
294,000	GOME Retail Holdings Ltd.*	48,375
2,000	Gotion High-tech Co., Ltd., Class A Shares*	11,116
4,100	Great Wall Motor Co., Ltd., Class A Shares	23,643
67,000	Great Wall Motor Co., Ltd., Class H Shares(c)	185,532
21,900	Greenland Holdings Corp., Ltd., Class A Shares	19,883
22,000	Greentown China Holdings Ltd.	25,138
32,000	Greentown Service Group Co., Ltd.	49,435
1,828	GSX Techedu Inc., ADR*(d)	33,891
2,200	Guangdong Haid Group Co., Ltd., Class A Shares*	27,465
200	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	5,615
30,000	Guanghui Energy Co., Ltd., Class A Shares*	15,243
60,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	51,901
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	12,880
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	12,429
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	25,184
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	51,279
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	12,503
2,210	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	30,380
9,400	Guosen Securities Co., Ltd., Class A Shares*	16,830
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	45,895
5,900	Guoyuan Securities Co., Ltd., Class A Shares	7,544
23,000	Haidilao International Holding Ltd.(a)	129,868
7,300	Haier Smart Home Co., Ltd., Class A Shares	35,148
43,800	Haier Smart Home Co., Ltd., Class H Shares*(c)	183,729
16,000	Haitian International Holdings Ltd.	57,767
9,300	Haitong Securities Co., Ltd., Class A Shares	17,168
62,400	Haitong Securities Co., Ltd., Class H Shares(c)	59,711
1,800	Hangzhou First Applied Material Co., Ltd., Class A Shares	22,334
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares*	10,796
3,300	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares(a)(c)	65,656
28,000	Hansoh Pharmaceutical Group Co., Ltd.*(a)	119,220
900	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	6,673
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	29,641
280,500	Hengan International Group Co., Ltd.	1,891,400
10,778	Hengli Petrochemical Co.,Ltd., Class A Shares	48,868
60,000	HengTen Networks Group Ltd.*	60,535
10,600	Hengtong Optic-electric Co., Ltd., Class A Shares	19,818
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares*	5,919
43,300	Hesteel Co., Ltd., Class A Shares*	17,094
299	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	5,596
12,000	Hua Hong Semiconductor Ltd.*(a)	65,071
38,500	Huadian Power International Corp., Ltd., Class A Shares	20,942
1,694	Huadong Medicine Co., Ltd., Class A Shares	13,558
2,260	Hualan Biological Engineering Inc., Class A Shares*	14,167
52,000	Huaneng Power International Inc., Class H Shares(c)	18,482
7,200	Huatai Securities Co., Ltd., Class A Shares	19,375
33,600	Huatai Securities Co., Ltd., Class H Shares(a)(c)	51,906

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
35,600	Huaxia Bank Co., Ltd., Class A Shares	$35,976
1,600	Huaxin Cement Co., Ltd., Class A Shares	5,558
5,800	Huayu Automotive Systems Co., Ltd., Class A Shares	21,974
3,879	Huazhu Group Ltd., ADR*	221,762
62,080	Hundsun Technologies Inc., Class A Shares	912,936
1,756	HUYA Inc., ADR*(d)	26,867
3,900	Iflytek Co., Ltd., Class A Shares	37,970
725	I-Mab, ADR*	58,776
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	68,074
1,229,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	806,917
31,500	Industrial Bank Co., Ltd., Class A Shares	115,363
300	Industrial Securities Co., Ltd., Class A Shares	520
98,200	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	24,723
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares*	14,559
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	55,453
25,500	Innovent Biologics Inc.*(a)	293,587
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	16,711
6,066	iQIYI Inc., ADR*(d)	86,501
1,500	Jafron Biomedical Co., Ltd., Class A Shares	21,685
4,000	JCET Group Co., Ltd., Class A Shares*	21,525
6,700	JD Health International Inc.*(a)(d)	91,675
56,681	JD.com Inc., ADR*(d)	4,190,993
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	28,872
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	24,819
8,068	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares*	108,854
1,000	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares	9,302
1,700	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	58,230
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	10,081
5,300	Jiangxi Copper Co., Ltd., Class A Shares	21,546
19,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	44,339
7,800	Jiangxi Zhengbang Technology Co., Ltd., Class A Shares*	15,948
10,000	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A Shares	24,839
7,400	Jinke Properties Group Co., Ltd., Class A Shares	7,048
32,000	Jinxin Fertility Group Ltd.(a)	78,322
200	JiuGui Liquor Co., Ltd., Class A Shares	7,491
16,000	Jiumaojiu International Holdings Ltd.*(a)	62,730
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	15,826
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares*	20,959
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	17,290
1,271	JOYY Inc., ADR(d)	97,803
1,500	Juewei Food Co., Ltd., Class A Shares	20,154
52,000	Kaisa Group Holdings Ltd.	23,845
7,759	KE Holdings Inc., ADR*	402,615
58,000	Kingdee International Software Group Co., Ltd.*	220,431
5,800	Kingfa Sci. & Tech. Co., Ltd., Class A Shares	20,250
1,431	Kingsoft Cloud Holdings Ltd., ADR*(d)	55,895
21,000	Kingsoft Corp., Ltd.	141,602
5,700	Kuaishou Technology, Class B Shares*(a)	146,850
1,688	Kweichow Moutai Co., Ltd., Class A Shares	591,500
20,500	KWG Group Holdings Ltd.	31,187
152,000	Lenovo Group Ltd.	182,900
9,000	Lens Technology Co., Ltd., Class A Shares	41,252
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	23,984
10,357	Li Auto Inc., ADR*(d)	241,318
49,500	Li Ning Co., Ltd.	454,525
14,500	Lingyi iTech Guangdong Co., Class A Shares	19,488
27,000	Logan Group Co., Ltd.	43,259
4,200	Lomon Billions Group Co., Ltd., Class A Shares	22,134
40,000	Longfor Group Holdings Ltd.(a)	233,909
5,800	LONGi Green Energy Technology Co., Ltd., Class A Shares	88,647
4,663	Lufax Holding Ltd., ADR*(d)	56,842

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	$68,146
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	86,241
3,400	Mango Excellent Media Co., Ltd., Class A Shares	39,293
540	Maxscend Microelectronics Co., Ltd., Class A Shares	34,879
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	17,755
308,900	Meituan Dianping, (Restricted, cost - $7,160,719, acquired 3/23/20), Class B Shares*(a)(b)	10,514,309
36,900	Metallurgical Corp. of China Ltd., Class A Shares	17,763
15,000	Microport Scientific Corp.	116,733
5,300	Midea Group Co., Ltd., Class A Shares	68,601
9,000	Ming Yuan Cloud Group Holdings Ltd.*	46,256
444,000	Minth Group Ltd.	1,877,516
4,216	Momo Inc., ADR	59,150
4,990	Muyuan Foodstuff Co., Ltd., Class A Shares	70,680
7,600	Nanjing Securities Co., Ltd., Class A Shares	11,401
5,900	NARI Technology Co., Ltd., Class A Shares	28,062
1,000	NAURA Technology Group Co., Ltd., Class A Shares	29,416
16,730	NetEase Inc., ADR	1,972,969
2,400	New China Life Insurance Co., Ltd., Class A Shares	19,516
19,500	New China Life Insurance Co., Ltd., Class H Shares(c)	73,258
6,400	New Hope Liuhe Co., Ltd., Class A Shares	15,268
127,012	New Oriental Education & Technology Group Inc., ADR*	1,299,333
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	23,637
28,610	NIO Inc., ADR*	1,104,918
834	Noah Holdings Ltd., ADR*	38,014
6,000	Nongfu Spring Co., Ltd., Class H Shares*(a)(c)	34,509
1,400	Offcn Education Technology Co., Ltd., Class A Shares*	5,503
9,000	OFILM Group Co., Ltd., Class A Shares	12,377
44,619	OneConnect Financial Technology Co., Ltd., ADR*	645,191
1,000	Oppein Home Group Inc., Class A Shares	23,105
11,300	Orient Securities Co., Ltd., Class A Shares	18,197
10,800	Oriental Pearl Group Co., Ltd., Class A Shares	15,236
2,030	Ovctek China Inc., Class A Shares	31,362
14,200	Pacific Securities Co., Ltd., Class A Shares*	8,429
204,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	75,670
4,650	Perfect World Co., Ltd., Class A Shares	15,712
21,700	PetroChina Co., Ltd., Class A Shares	15,933
470,000	PetroChina Co., Ltd., Class H Shares(c)	192,994
47,200	Pharmaron Beijing Co., Ltd., (Restricted, cost - $893,378, acquired 4/8/21), Class H Shares(a)(b)(c)	1,109,032
900	Pharmaron Beijing Co., Ltd., Class A Shares	25,300
142,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	138,415
9,605	Pinduoduo Inc., ADR*	1,199,472
936,580	Ping An Bank Co., Ltd., Class A Shares	3,610,080
10,900	Ping An Healthcare & Technology Co., Ltd.*(a)	125,050
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	181,074
863,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	9,421,303
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares*	38,385
3,400	Poly Property Services Co., Ltd., Class H Shares(c)	27,274
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	39,620
166,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	119,054
22,300	Power Construction Corp. of China Ltd., Class A Shares	13,700
29,000	Powerlong Real Estate Holdings Ltd.	28,179
271,971	Qingdao TGOOD Electric Co., Ltd., Class A Shares	1,166,562
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	18,606
2,965	RLX Technology Inc., ADR*(d)	33,534
7,700	Rongsheng Petro Chemical Co., Ltd., Class A Shares*	32,388
11,800	SAIC Motor Corp., Ltd., Class A Shares	37,760
8,900	Sanan Optoelectronics Co., Ltd., Class A Shares	38,296
800	Sangfor Technologies Inc., Class A Shares*	34,447
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	26,716
9,500	Sany Heavy Industry Co., Ltd., Class A Shares	45,517
8,700	SDIC Capital Co., Ltd., Class A Shares	19,083

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	$19,028
50,000	Seazen Group Ltd.*	56,656
3,000	Seazen Holdings Co., Ltd., Class A Shares	22,987
5,400	SF Holding Co., Ltd., Class A Shares	59,216
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	22,835
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	18,677
11,250	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)	24,476
5,850	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	26,012
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares	24,100
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	9,406
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	15,154
52,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	108,051
1,300	Shanghai Bairun Investment Holging Group Co., Ltd., Class A Shares	26,110
105,985	Shanghai Baosight Software Co., Ltd., Class A Shares	1,098,353
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	43,214
446,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)(d)	3,676,187
2,000	Shanghai International Airport Co., Ltd., Class A Shares	15,522
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	13,485
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	28,221
2,200	Shanghai M&G Stationery Inc., Class A Shares	29,386
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	31,263
6,900	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	15,078
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	65,376
1,680	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	25,129
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	18,766
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares*	4,029
9,600	Shanxi Securities Co., Ltd., Class A Shares*	10,790
1,100	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	78,172
2,100	Shenergy Co., Ltd., Class A Shares	1,938
4,400	Shengyi Technology Co., Ltd., Class A Shares	15,758
1,260	Shennan Circuits Co., Ltd., Class A Shares*	16,792
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	36,734
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	2,850
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	13,889
3,000	Shenzhen Inovance Technology Co., Ltd., Class A Shares	45,163
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	37,153
1,600	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	121,795
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	19,874
3,000	Shenzhen Sunway Communication Co., Ltd., Class A Shares	13,148
18,100	Shenzhou International Group Holdings Ltd.	477,978
3,321	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	15,021
12,000	Shimao Services Holdings Ltd.(a)	32,209
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	7,251
2,000	Silergy Corp.	251,920
3,700	Sinolink Securities Co., Ltd., Class A Shares	7,671
766,972	Sinopharm Group Co., Ltd., Class H Shares(c)	2,557,867
20,000	Sinotruk Hong Kong Ltd.	48,007
600	Skshu Paint Co., Ltd., Class A Shares	21,410
26,000	Smoore International Holdings Ltd.(a)	172,302
1,120	Songcheng Performance Development Co., Ltd., Class A Shares*	3,140
56,000	Sunac China Holdings Ltd.	205,601
12,000	Sunac Services Holdings Ltd.*(a)	35,800
2,500	Sungrow Power Supply Co., Ltd., Class A Shares	35,562
24,400	Suning.com Co., Ltd., Class A Shares	26,269
120,300	Sunny Optical Technology Group Co., Ltd.	3,057,796
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	15,383
6,199	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A Shares*	8,636
8,995	TAL Education Group, ADR*	359,530
2,100	Tangshan Jidong Cement Co., Ltd., Class A Shares*	4,653
6,200	TBEA Co., Ltd., Class A Shares	11,432
18,200	TCL Technology Group Corp., Class A Shares	23,207

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
399,731	Tencent Holdings Ltd.	$30,945,158
54,226	Tencent Music Entertainment Group, ADR*	853,517
1,200	Thunder Software Technology Co., Ltd., Class A Shares	27,358
7,400	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A Shares	31,420
9,900	Tianma Microelectronics Co., Ltd., Class A Shares*	21,186
466,000	Tingyi Cayman Islands Holding Corp.	885,352
24,000	Tongcheng-Elong Holdings Ltd.*	64,410
5,900	Tongkun Group Co., Ltd., Class A Shares	19,688
5,400	Tongwei Co., Ltd., Class A Shares	32,498
400	Topchoice Medical Investment Co., Inc., Class A Shares*	22,022
696,000	Topsports International Holdings Ltd., (Restricted, cost - $711,896, acquired 3/24/20)(a)(b)	1,076,904
3,700	Transfar Zhilian Co., Ltd., Class A Shares	3,765
20,000	TravelSky Technology Ltd., Class H Shares(c)	43,159
11,044	Trip.com Group Ltd., ADR*	462,191
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	148,523
700	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	14,653
37,000	Uni-President China Holdings Ltd.	40,406
7,560	Unisplendour Corp., Ltd., Class A Shares	22,384
2,600	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	6,684
1,715	Up Fintech Holding Ltd., ADR*	39,085
4,500	Venus MedTech Hangzhou Inc., Class H Shares*(a)(c)	40,106
10,229	Vipshop Holdings Ltd., ADR*	236,597
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	19,204
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	80,518
125,000	Want Want China Holdings Ltd.	92,733
1,280	Weibo Corp., ADR*(d)	65,075
5,300	Weichai Power Co., Ltd., Class A Shares	15,126
376,200	Weichai Power Co., Ltd., Class H Shares(c)	870,977
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	20,543
40,000	Weimob Inc.*(a)(d)	88,493
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	31,046
11,400	Western Securities Co., Ltd., Class A Shares	15,939
1,200	Will Semiconductor Co., Ltd., Class A Shares	54,004
1,600	Wingtech Technology Co., Ltd., Class A Shares	22,085
29,900	Wuchan Zhongda Group Co., Ltd., Class A Shares	31,350
800	Wuhan Guide Infrared Co., Ltd., Class A Shares	4,680
3,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	14,841
5,300	Wuliangye Yibin Co., Ltd., Class A Shares	263,869
6,600	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares*	15,848
3,220	WuXi AppTec Co., Ltd., Class A Shares	83,072
6,648	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	137,464
177,000	Wuxi Biologics Cayman Inc., (Restricted, cost - $707,637, acquired 11/26/19)*(a)(b)	2,620,283
101,500	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	1,439,401
5,000	Xiamen Tungsten Co., Ltd., Class A Shares	14,709
313,000	Xiaomi Corp., Class B Shares*(a)	1,151,458
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	19,409
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)	28,323
908,000	Xinyi Solar Holdings Ltd.	1,610,202
7,099	XPeng Inc., ADR*(d)	228,091
28,000	Yadea Group Holdings., Ltd.(a)	61,043
38,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	48,372
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	13,079
93,680	Yifeng Pharmacy Chain Co., Ltd., Class A Shares*	1,262,119
9,000	Yihai International Holding Ltd.*	70,915
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	25,781
12,500	Yonghui Superstores Co., Ltd., Class A Shares	11,180
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	30,316
30,866	Yum China Holdings Inc.(d)	2,087,776
4,160	Yunda Holding Co., Ltd., Class A Shares	9,494
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	27,440
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	33,669

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 29.2% - (continued)
6,619	Zai Lab Ltd., ADR*	$1,175,932
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	47,426
27,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	28,101
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	15,154
4,800	Zhejiang Chint Electrics Co., Ltd., Class A Shares	23,972
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	23,600
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	13,302
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	31,804
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	13,900
1,660	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	25,643
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	17,724
6,000	Zhejiang NHU Co., Ltd., Class A Shares	30,338
9,100	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	31,544
44,000	Zhenro Properties Group Ltd.	28,294
7,900	Zheshang Securities Co., Ltd., Class A Shares	16,379
10,000	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)(d)	49,750
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	17,468
13,000	Zhongsheng Group Holdings Ltd.	108,022
10,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	52,442
30,500	Zijin Mining Group Co., Ltd., Class A Shares	53,328
122,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	188,391
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	22,617
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(c)	36,266
6,400	ZTE Corp., Class A Shares	31,526
19,000	ZTE Corp., Class H Shares(c)	51,256
9,753	ZTO Express Cayman Inc., ADR	312,974

	Total China	180,404,835

Colombia - 0.0%
4,158	Bancolombia SA	30,613
101,878	Ecopetrol SA	60,747
7,067	Grupo de Inversiones Suramericana SA	38,785
11,971	Interconexion Electrica SA ESP	66,667

	Total Colombia	196,812

Cyprus - 0.4%
894	Ozon Holdings PLC, ADR*	47,364
25,742	TCS Group Holding PLC, (Restricted, cost - $1,457,277, acquired 3/24/21), GDR(b)	1,931,260
2,605	TCS Group Holdings PLC, Class Registered Shares, GDR	195,798

	Total Cyprus	2,174,422

Czech Republic - 0.0%
3,761	CEZ AS	112,399
1,684	Komercní Banka AS*	62,000
10,661	Moneta Money Bank AS*(a)	39,896

	Total Czech Republic	214,295

Egypt - 0.6%
1,929,004	Cleopatra Hospital*	490,258
602,106	Commercial International Bank Egypt SAE, Class Registered Shares, GDR*	2,095,711
52,145	Commercial International Bank Egypt SAE, GDR*	176,483
22,745	Eastern Co. SAE	17,424
435,047	Fawry for Banking & Payment Technology Services SAE*	586,682
489,156	Juhayna Food Industries*	140,502

	Total Egypt	3,507,060

Georgia - 0.2%
56,700	Bank of Georgia Group PLC*	1,054,012
32,700	Georgia Capital PLC*	282,982

	Total Georgia	1,336,994

Germany - 0.4%
19,140	Delivery Hero SE, (Restricted, cost - $858,284, acquired 2/26/19)*(a)(b)	2,595,600

Greece - 0.1%
53,636	Eurobank Ergasias Services & Holdings SA*	50,233
1,594	FF Group*#(e)(f)	20
5,034	Hellenic Telecommunications Organization SA	89,854

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Greece - 0.1% - (continued)
2,114	JUMBO SA	$40,671
39,454	OPAP SA	619,993

	Total Greece	800,771

Hong Kong - 2.9%
321,600	AIA Group Ltd.	4,265,849
592,000	Alibaba Health Information Technology Ltd.*	1,461,802
250,000	Alibaba Pictures Group Ltd.*	33,417
78,000	ASM Pacific Technology Ltd.	1,027,532
11,000	Beijing Enterprises Holdings Ltd.	38,394
74,000	Beijing Enterprises Water Group Ltd.*	29,524
92,000	Bosideng International Holdings Ltd.	50,035
932,000	Brilliance China Automotive Holdings Ltd.(e)	876,657
1,349,000	China Education Group Holdings Ltd., (Restricted, cost - $1,996,527, acquired 3/22/19)(b)	3,404,142
67,888	China Everbright Environment Group Ltd.	40,468
24,000	China Everbright Ltd.	30,217
793,600	China Gas Holdings Ltd.	3,016,673
156,000	China Jinmao Holdings Group Ltd.	60,312
61,000	China Mengniu Dairy Co., Ltd.*	360,531
39,538	China Merchants Port Holdings Co., Ltd.	65,258
83,500	China Overseas Land & Investment Ltd.	202,127
20,000	China Overseas Property Holdings Ltd.	20,711
92,000	China Power International Development Ltd.	23,105
32,000	China Resources Beer Holdings Co., Ltd.	283,347
54,000	China Resources Cement Holdings Ltd.	57,160
20,000	China Resources Gas Group Ltd.	123,949
70,000	China Resources Land Ltd.	329,945
38,000	China Resources Power Holdings Co., Ltd.	49,043
36,000	China State Construction International Holdings Ltd.	25,407
35,800	China Taiping Insurance Holdings Co., Ltd.	66,725
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	46,248
324,000	China Youzan Ltd.*	66,676
126,000	CITIC Ltd.	147,983
46,000	COSCO SHIPPING Ports Ltd.	37,386
46,000	Far East Horizon Ltd.	50,404
130,000	Geely Automobile Holdings Ltd.	328,775
60,000	Guangdong Investment Ltd.	89,390
18,000	Hopson Development Holdings Ltd.	87,258
1,788	Hutchmed China Ltd., ADR*	53,193
17,500	Kingboard Holdings Ltd.	96,699
20,500	Kingboard Laminates Holdings Ltd.	44,296
84,000	Kunlun Energy Co., Ltd.	95,226
11,000	Lee & Man Paper Manufacturing Ltd.	9,969
38,000	Nine Dragons Paper Holdings Ltd.	59,960
20,000	Perennial Energy Holdings Ltd.	12,346
26,000	Shenzhen International Holdings Ltd.	39,575
80,000	Shenzhen Investment Ltd.	28,641
23,500	Shimao Group Holdings Ltd.	67,297
226,750	Sino Biopharmaceutical Ltd.	251,052
50,000	SSY Group Ltd.	33,296
58,000	Sun Art Retail Group Ltd.*	44,072
11,000	Vinda International Holdings Ltd.	34,637
36,000	Wharf Holdings Ltd.	124,047
64,000	Yuexiu Property Co., Ltd.	15,824

	Total Hong Kong	17,806,580

Hungary - 1.4%
9,056	MOL Hungarian Oil & Gas PLC*	72,772
155,427	OTP Bank Nyrt*	8,541,517
2,785	Richter Gedeon Nyrt	77,786

	Total Hungary	8,692,075

India - 10.5%
1,964	ACC Ltd.	53,775

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.5% - (continued)
4,617	Adani Enterprises Ltd.*	$82,961
8,561	Adani Green Energy Ltd.*	146,362
12,372	Adani Ports & Special Economic Zone Ltd.*	132,463
5,995	Adani Total Gas Ltd.*	111,030
5,953	Adani Transmission Ltd.*	118,671
13,286	Ambuja Cements Ltd.	59,696
2,365	Apollo Hospitals Enterprise Ltd.	102,705
84,162	Asian Paints Ltd.	3,414,798
5,958	Aurobindo Pharma Ltd.	84,056
3,778	Avenue Supermarts Ltd., Class A Shares*(a)	157,603
205,760	Axis Bank Ltd.*	2,099,519
15,237	Bajaj Auto Ltd.*	883,098
5,970	Bajaj Finance Ltd.*	461,750
899	Bajaj Finserv Ltd.*	145,270
2,275	Balkrishna Industries Ltd.	68,728
102,608	Bandhan Bank Ltd., (Restricted, cost - $462,793, acquired 5/19/20)*(a)(b)	429,502
6,522	Berger Paints India Ltd.	72,151
25,719	Bharat Electronics Ltd.	51,434
6,110	Bharat Forge Ltd.*	57,032
145,351	Bharat Petroleum Corp., Ltd.	945,292
54,406	Bharti Airtel Ltd.	393,092
8,802	Biocon Ltd.*	46,397
2,219	Britannia Industries Ltd.(e)	104,866
225,290	Cholamandalam Investment & Finance Co., Ltd.	1,686,453
9,291	Cipla Ltd.*	119,790
443,303	Coal India Ltd.	898,357
3,227	Colgate-Palmolive India Ltd.	76,083
6,095	Container Corp. Of India Ltd.	56,134
10,469	Dabur India Ltd.	76,651
2,812	Divi’s Laboratories Ltd.*	159,906
16,810	DLF Ltd.	66,367
2,413	Dr Reddy’s Laboratories Ltd.	173,042
2,834	Eicher Motors Ltd.*	103,134
34,196	GAIL India Ltd.	72,127
7,137	Godrej Consumer Products Ltd.*	83,229
6,335	Grasim Industries Ltd.	128,041
5,321	Havells India Ltd.	74,750
23,718	HCL Technologies Ltd.	308,480
1,229	HDFC Asset Management Co., Ltd.(a)	50,353
151,780	HDFC Bank Ltd.*	3,153,322
74,294	HDFC Bank Ltd., ADR*	5,685,720
18,294	HDFC Life Insurance Co., Ltd.*(a)	168,880
19,325	Hero MotoCorp Ltd.	797,892
33,072	Hindalco Industries Ltd.	177,002
17,094	Hindustan Petroleum Corp., Ltd.	66,172
18,272	Hindustan Unilever Ltd.	585,241
37,307	Housing Development Finance Corp., Ltd.	1,306,938
113,090	ICICI Bank Ltd.*	1,002,809
117,439	ICICI Bank Ltd., ADR*	2,115,076
5,614	ICICI Lombard General Insurance Co., Ltd.(a)	115,428
9,515	ICICI Prudential Life Insurance Co., Ltd.*(a)	71,777
34,476	Indian Oil Corp., Ltd.	52,231
5,863	Indraprastha Gas Ltd.	41,537
308,231	Indus Towers Ltd.	1,027,780
1,743	Info Edge India Ltd.*	107,297
74,329	Infosys Ltd.	1,440,837
28,042	Infosys Ltd., ADR	542,332
1,670	InterGlobe Aviation Ltd.*(a)	40,951
1,817	Ipca Laboratories Ltd.	50,814
62,052	ITC Ltd.	182,301
17,890	JSW Steel Ltd.	170,335

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.5% - (continued)
1,567	Jubilant Foodworks Ltd.*	$67,427
68,992	Kotak Mahindra Bank Ltd.*	1,716,110
1,369	Larsen & Toubro Infotech Ltd.(a)	74,397
14,935	Larsen & Toubro Ltd.	304,612
746,423	Lemon Tree Hotels Ltd., (Restricted, cost - $574,413, acquired 8/29/19)*(a)(b)	429,582
5,356	Lupin Ltd.	89,304
19,302	Mahindra & Mahindra Ltd.	225,202
12,963	Marico Ltd.	84,265
29,932	Maruti Suzuki India Ltd.	2,878,679
28,021	Motherson Sumi Systems Ltd.*	90,887
50	MRF Ltd.	57,536
3,147	Muthoot Finance Ltd.	55,007
769	Nestle India Ltd.	185,843
94,057	NTPC Ltd.	141,402
79,240	Oberoi Realty Ltd.*	638,871
618,892	Oil & Natural Gas Corp., Ltd.	959,218
111	Page Industries Ltd.	47,965
17,509	Petronet LNG Ltd.	58,190
71,000	Phoenix Mills Ltd.*	750,479
2,182	PI Industries Ltd.	78,286
3,010	Pidilite Industries Ltd.*	85,862
2,673	Piramal Enterprises Ltd.	65,712
338,987	Power Grid Corp. of India Ltd.	1,054,506
13,216	REC Ltd.	26,680
279,649	Reliance Industries Ltd.	8,030,467
3,512	SBI Cards & Payment Services Ltd.*	50,746
10,061	SBI Life Insurance Co., Ltd.(a)	135,595
257	Shree Cement Ltd.*	98,044
4,001	Shriram Transport Finance Co., Ltd.	80,372
2,065	Siemens Ltd.	58,068
38,438	State Bank of India*	224,247
17,435	Sun Pharmaceutical Industries Ltd.	161,157
38,428	Tata Consultancy Services Ltd.	1,666,684
13,065	Tata Consumer Products Ltd.	118,060
35,565	Tata Motors Ltd.*	156,397
13,401	Tata Steel Ltd.	203,819
14,678	Tech Mahindra Ltd.	207,868
214,265	Titan Co., Ltd.	4,661,424
929	Torrent Pharmaceuticals Ltd.	34,791
4,741	Trent Ltd.	54,063
26,892	UltraTech Cement Ltd.	2,447,625
5,897	United Spirits Ltd.*	49,740
204,695	UPL Ltd.	2,290,665
24,221	Vedanta Ltd.	89,268
29,150	Wipro Ltd.	216,617
241,179	Yes Bank Ltd.*(e)	44,594

	Total India	64,504,153

Indonesia - 1.8%
299,900	Adaro Energy Tbk PT	24,540
197,700	Aneka Tambang Tbk	33,976
2,683,000	Astra International Tbk PT	966,235
6,390,000	Bank BTPN Syariah Tbk PT	1,184,377
226,700	Bank Central Asia Tbk PT	502,648
4,658,924	Bank Mandiri Persero Tbk PT	1,888,824
151,100	Bank Negara Indonesia Persero Tbk PT	54,949
9,860,700	Bank Rakyat Indonesia Persero Tbk PT	2,805,754
798,600	Barito Pacific Tbk PT	49,734
174,600	Charoen Pokphand Indonesia Tbk PT	81,851
14,300	Gudang Garam Tbk PT*	32,922
77,100	Indah Kiat Pulp & Paper Tbk PT	45,157
34,200	Indocement Tunggal Prakarsa Tbk PT	28,533

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia - 1.8% - (continued)
69,500	Indofood CBP Sukses Makmur Tbk PT	$39,521
90,400	Indofood Sukses Makmur Tbk PT	39,364
492,600	Kalbe Farma Tbk PT	49,638
220,500	Merdeka Copper Gold Tbk PT*	40,083
505,900	Sarana Menara Nusantara Tbk PT	41,588
69,600	Semen Indonesia Persero Tbk PT	46,974
6,436,687	Telkom Indonesia Persero Tbk PT	1,472,367
73,209	Telkom Indonesia Persero Tbk PT, ADR	1,699,913
146,000	Tower Bersama Infrastructure Tbk PT	24,403
190,000	Unilever Indonesia Tbk PT	76,783
38,900	United Tractors Tbk PT	59,376

	Total Indonesia	11,289,510

Kazakhstan - 0.2%
13,670	Kaspi.KZ JSC, (Restricted, cost - $461,363, acquired 10/15/20), GDR(b)	1,253,539

Kenya - 0.1%
1,602,800	Safaricom PLC	625,605

Kuwait - 0.2%
28,974	Agility Public Warehousing Co., KSC	88,890
26,304	Boubyan Bank KSCP*	57,867
47,000	Humansoft Holding Co., KSC	563,393
99,763	Kuwait Finance House KSCP	248,276
12,432	Mabanee Co., KPSC	30,166
46,291	Mobile Telecommunications Co., KSCP	91,392
152,943	National Bank of Kuwait SAKP	416,591

	Total Kuwait	1,496,575

Luxembourg - 0.0%
2,843	Reinet Investments SCA	59,505

Malaysia - 0.4%
46,100	AMMB Holdings Bhd	32,224
77,700	Axiata Group Bhd	69,522
133,707	CIMB Group Holdings Bhd	140,676
85,400	Dialog Group Bhd	60,519
60,900	DiGi.Com Bhd	63,337
3,000	Fraser & Neave Holdings Bhd	19,442
57,500	Genting Bhd	68,284
80,300	Genting Malaysia Bhd	53,799
20,100	HAP Seng Consolidated Bhd	40,353
39,400	Hartalega Holdings Bhd	87,740
15,800	Hong Leong Bank Bhd	71,083
2,900	Hong Leong Financial Group Bhd	12,514
48,500	IHH Healthcare Bhd	62,624
56,900	IOI Corp. Bhd	56,556
21,300	Kossan Rubber Industries	21,185
5,500	Kuala Lumpur Kepong Bhd	29,579
91,809	Malayan Banking Bhd	182,107
25,900	Malaysia Airports Holdings Bhd*	34,459
57,900	Maxis Bhd	66,549
34,300	MISC Bhd	57,157
1,600	Nestle Malaysia Bhd	52,810
47,200	Petronas Chemicals Group Bhd	92,911
3,600	Petronas Dagangan Bhd	16,808
18,400	Petronas Gas Bhd	72,112
16,700	PPB Group Bhd	75,219
75,000	Press Metal Aluminium Holdings Bhd	94,330
318,400	Public Bank Bhd	328,933
31,500	QL Resources Bhd	45,728
37,800	RHB Bank Bhd	49,092
77,200	Sime Darby Bhd	42,576
28,400	Sime Darby Plantation Bhd	31,178
24,660	Supermax Corp. Bhd	25,310
31,400	Telekom Malaysia Bhd	47,091

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 0.4% - (continued)
52,800	Tenaga Nasional Bhd	$127,590
123,200	Top Glove Corp. Bhd	151,815
13,800	Westports Holdings Bhd	14,360

	Total Malaysia	2,497,572

Mexico - 2.2%
155,879	America Movil SAB de CV, Class L Shares, ADR	2,395,860
758,366	America Movil SAB de CV, Series L	581,828
7,586	Arca Continental SAB de CV	42,142
15,467	Becle SAB de CV	38,690
318,068	Cemex SAB de CV, Class Preferred Shares*	262,871
12,281	Coca-Cola Femsa SAB de CV	60,029
76,190	Fibra Uno Administracion SA de CV, REIT	89,326
42,903	Fomento Economico Mexicano SAB de CV	351,819
3,623	Gruma SAB de CV, Class B Shares	39,022
8,082	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares*	85,177
4,684	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	82,837
33,100	Grupo Bimbo SAB de CV, Series A	71,963
12,114	Grupo Carso SAB de CV, Series A1*	36,434
297,528	Grupo Financiero Banorte SAB de CV, Class O Shares	2,029,607
48,261	Grupo Financiero Inbursa SAB de CV, Class O Shares*	47,737
375,550	Grupo México SAB de CV, Series B	1,802,678
52,398	Grupo Televisa SAB de CV	136,360
2,464	Industrias Peñoles SAB de CV*	36,776
474,140	Kimberly-Clark de México SAB de CV, Class A Shares	854,422
7,978	Megacable Holdings SAB de CV	29,923
502,479	Orbia Advance Corp. SAB de CV	1,418,156
3,707	Promotora y Operadora de Infraestructura SAB de CV	29,675
247,381	Qualitas Controladora SAB de CV	1,360,728
292,100	Regional SAB de CV	1,575,906
29,228	Telesites SAB de CV*	28,060
115,659	Wal-Mart de Mexico SAB de CV	369,284

	Total Mexico	13,857,310

Netherlands - 1.2%
72,648	Prosus NV*	7,514,222

Pakistan - 0.0%
21,800	Habib Bank Ltd.	18,885
4,036	Lucky Cement Ltd.*	23,869
822	MCB Bank Ltd.	870

	Total Pakistan	43,624

Peru - 0.3%
4,824	Cia de Minas Buenaventura SAA, ADR*	55,573
14,285	Credicorp Ltd.*	1,963,759
1,829	Southern Copper Corp.(d)	127,554

	Total Peru	2,146,886

Philippines - 0.8%
43,280	Aboitiz Equity Ventures Inc.	36,195
6,660	Ayala Corp.	108,600
520,660	Ayala Land Inc.	376,113
34,918	Bank of the Philippine Islands	61,373
45,844	BDO Unibank Inc.	97,714
5,586,900	Bloomberry Resorts Corp.*	795,360
620	Globe Telecom Inc.	23,502
2,800	GT Capital Holdings Inc.	34,576
637,640	International Container Terminal Services Inc.	1,954,219
67,856	JG Summit Holdings Inc.	82,656
9,470	Jollibee Foods Corp.	37,862
6,170	Manila Electric Co.	36,648
419,500	Metro Pacific Investments Corp.	34,514
31,956	Metropolitan Bank & Trust Co.	32,698
1,505	PLDT Inc.	41,605
638,790	Robinsons Retail Holdings Inc.	692,680

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Philippines - 0.8% - (continued)
5,930	SM Investments Corp.	$121,571
209,900	SM Prime Holdings Inc.	162,097
22,540	Universal Robina Corp.	66,942

	Total Philippines	4,796,925

Poland - 0.3%
7,174	Allegro.eu SA*(a)	114,383
3,979	Bank Polska Kasa Opieki SA*	103,461
1,667	CD Projekt SA(d)	80,857
6,856	Cyfrowy Polsat SA	57,231
1,144	Dino Polska SA*(a)	88,610
25,800	InPost SA*	501,739
3,033	KGHM Polska Miedz SA*	167,021
24	LPP SA*	74,874
9,733	Orange Polska SA*	17,758
21,825	PGE Polska Grupa Energetyczna SA*	60,318
7,141	Polski Koncern Naftowy ORLEN SA	155,199
38,865	Polskie Gornictwo Naftowe i Gazownictwo SA	69,638
18,828	Powszechna Kasa Oszczednosci Bank Polski SA*	203,565
13,963	Powszechny Zaklad Ubezpieczen SA*	140,314
646	Santander Bank Polska SA*	47,711

	Total Poland	1,882,679

Portugal - 0.2%
104,663	Galp Energia SGPS SA	1,313,311

Qatar - 0.2%
58,133	Barwa Real Estate Co.	51,565
56,283	Commercial Bank PSQC	81,723
31,452	Industries Qatar QSC	109,976
68,894	Masraf Al Rayan QSC	83,356
85,967	Mesaieed Petrochemical Holding Co.	44,211
13,747	Ooredoo QPSC	25,744
12,424	Qatar Electricity & Water Co. QSC	56,035
10,432	Qatar Fuel QSC	51,938
50,244	Qatar Gas Transport Co., Ltd.	42,518
16,205	Qatar International Islamic Bank QSC	41,779
20,139	Qatar Islamic Bank SAQ	94,503
100,645	Qatar National Bank QPSC	480,020

	Total Qatar	1,163,368

Romania - 0.0%
9,224	NEPI Rockcastle PLC	64,105

Russia - 4.4%
853,518	Alrosa PJSC	1,332,349
386,100	Detsky Mir PJSC, (Restricted, cost-$606,362, acquired 10/15/20)(a)(b)	800,514
153,000	Fix Price Group Ltd., (Restricted, cost-$1,473,726, acquired 3/5/21), GDR*(b)	1,246,950
263,193	Gazprom PJSC	941,780
185,058	Gazprom PJSC, ADR	1,314,652
885,983	Inter RAO UES PJSC*	61,136
9,203	Lukoil PJSC	747,704
59,920	Lukoil PJSC, ADR	4,866,103
1,934	Lukoil PJSC, ADR	157,544
58,603	Magnit PJSC, Class Registered Shares, GDR	894,998
2,330	Mail.Ru Group Ltd., GDR*	53,641
1,414	MMC Norilsk Nickel PJSC	526,137
211,994	Mobile TeleSystems PJSC, ADR	1,933,385
27,471	Moscow Exchange MICEX-RTS PJSC	62,932
2,057	Novatek PJSC, Class Registered Shares, GDR	409,700
29,577	Novolipetsk Steel PJSC	106,352
2,783	PhosAgro PJSC, Class Registered Shares, GDR	56,948
7,431	Polymetal International PLC	178,883
740	Polyus PJSC	160,217
25,771	Rosneft Oil Co. PJSC	184,006
931,898	Sberbank of Russia PJSC	3,943,421

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Russia - 4.4% - (continued)
244,619	Sberbank of Russia PJSC, ADR	$4,129,418
5,352	Severstal PAO	128,285
157,330	Surgutneftegas PJSC	77,747
31,567	Tatneft PJSC	212,277
60,086,472	VTB Bank PJSC	39,717
7,748	X5 Retail Group NV, Class Registered Shares, GDR	231,860
20,663	X5 Retail Group NV, GDR	617,824
24,584	Yandex NV, Class A Shares*	1,662,209

	Total Russia	27,078,689

Saudi Arabia - 0.9%
584	Abdullah Al Othaim Markets Co.	20,091
2,938	Advanced Petrochemical Co.	63,718
27,169	Al Rajhi Bank	746,355
23,349	Alinma Bank	124,573
6,060	Almarai Co. JSC	88,090
14,805	Arab National Bank	87,028
7,275	Bank AlBilad*	73,759
2,975	Bank Al-Jazira*	14,665
12,740	Banque Saudi Fransi	123,214
877	Bupa Arabia for Cooperative Insurance Co.*	27,894
1,797	Co. for Cooperative Insurance	38,103
5,741	Dar Al Arkan Real Estate Development Co.*	15,923
944	Dr Sulaiman Al Habib Medical Services Group Co.	41,115
3,935	Emaar Economic City*	11,591
8,287	Etihad Etisalat Co.	72,823
1,138	Jarir Marketing Co.	63,606
12,541	Mobile Telecommunications Co.*	48,431
757	Mouwasat Medical Services Co.	36,452
9,889	National Industrialization Co.*	49,232
1,719	National Petrochemical Co.	21,077
6,566	Rabigh Refining & Petrochemical Co.*	40,285
29,590	Riyad Bank	207,579
4,953	SABIC Agri-Nutrients Co.	132,880
5,198	Sahara International Petrochemical Co.	40,516
293	Saudi Airlines Catering Co.*	6,232
10,443	Saudi Arabian Mining Co.*	158,111
49,419	Saudi Arabian Oil Co.(a)	464,568
19,764	Saudi Basic Industries Corp.	654,692
19,518	Saudi British Bank*	162,420
2,168	Saudi Cement Co.	38,157
18,903	Saudi Electricity Co.	124,036
6,611	Saudi Industrial Investment Group	67,778
15,381	Saudi Kayan Petrochemical Co.*	72,143
47,292	Saudi National Bank	678,725
13,301	Saudi Telecom Co.	435,708
5,902	Savola Group	64,040
6,603	Yanbu National Petrochemical Co.	122,363

	Total Saudi Arabia	5,237,973

Singapore - 0.8%
3,600	BOC Aviation Ltd.(a)	32,385
18,414	Sea Ltd., ADR*	4,663,162

	Total Singapore	4,695,547

South Africa - 2.8%
15,861	Absa Group Ltd.*	164,344
1,957	African Rainbow Minerals Ltd.	37,173
1,188	Anglo American Platinum Ltd.	149,513
9,328	AngloGold Ashanti Ltd.	221,996
7,696	Aspen Pharmacare Holdings Ltd.*	91,603
7,144	Bid Corp., Ltd.*	151,008
100,676	Bidvest Group Ltd.	1,421,335
1,799	Capitec Bank Holdings Ltd.	216,155

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 2.8% - (continued)
5,665	Clicks Group Ltd.	$106,585
10,460	Discovery Ltd.*(d)	108,655
5,384	Exxaro Resources Ltd.	59,383
105,457	FirstRand Ltd.	431,675
19,725	Gold Fields Ltd.	239,406
79,517	Growthpoint Properties Ltd., REIT	84,296
14,005	Harmony Gold Mining Co., Ltd.	71,765
17,429	Impala Platinum Holdings Ltd.	301,227
1,245	Kumba Iron Ore Ltd.	55,536
689,202	Life Healthcare Group Holdings Ltd.*	1,095,529
5,962	Mr Price Group Ltd.	100,282
37,797	MTN Group*	278,000
9,556	MultiChoice Group	94,822
19,281	Naspers Ltd., Class N Shares	4,240,913
162,346	Nedbank Group Ltd.*	1,886,699
8,443	Northam Platinum Ltd.*	135,611
109,246	Old Mutual Ltd.	113,460
18,253	Rand Merchant Investment Holdings Ltd.	43,065
10,942	Remgro Ltd.	96,023
238,619	Sanlam Ltd.	1,020,675
12,407	Sasol Ltd.*	202,150
10,563	Shoprite Holdings Ltd.	116,936
61,397	Sibanye Stillwater Ltd.	280,721
3,447	SPAR Group Ltd.	47,473
131,806	Standard Bank Group Ltd.	1,272,292
4,420	Tiger Brands Ltd.	72,301
558,173	Transaction Capital Ltd.*	1,478,622
98,044	Vodacom Group Ltd.	939,426
20,440	Woolworths Holdings Ltd.*	82,525

	Total South Africa	17,509,180

South Korea - 12.9%
471	Alteogen Inc.*(d)	29,838
709	Amorepacific Corp.	182,573
638	AMOREPACIFIC Group	43,670
233	BGF retail Co., Ltd.	37,443
1,825	Celltrion Healthcare Co., Ltd.*(d)	196,908
2,145	Celltrion Inc.*	525,357
413	Celltrion Pharm Inc.*	51,078
1,194	Cheil Worldwide Inc.	25,770
160	CJ CheilJedang Corp.	67,847
243	CJ Corp.	23,877
153	CJ ENM Co., Ltd.	21,501
135	CJ Logistics Corp.*	20,584
24,113	Coway Co., Ltd.	1,756,482
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	34,190
962	DB Insurance Co., Ltd.	43,667
1,233	Doosan Bobcat Inc.*	55,844
15,860	Doosan Fuel Cell Co., Ltd.*	608,199
5,019	Doosan Heavy Industries & Construction Co., Ltd.*	80,380
545	Douzone Bizon Co., Ltd.	41,274
446	E-MART Inc.	62,433
831	Fila Holdings Corp.	40,936
127	Green Cross Corp.	39,601
1,204	GS Engineering & Construction Corp.	47,962
1,234	GS Holdings Corp.	51,136
6,517	Hana Financial Group Inc.	266,740
1,886	Hankook Tire & Technology Co., Ltd.	81,761
115	Hanmi Pharm Co., Ltd.	36,338
3,831	Hanon Systems	58,270
2,437	Hanwha Solutions Corp.*	98,933
1,826	HLB Inc.*	55,250

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.9% - (continued)
5,668	HMM Co., Ltd.*	$252,516
672	Hotel Shilla Co., Ltd.	58,736
189	HYBE Co., Ltd.*	44,222
1,803	Hyundai Engineering & Construction Co., Ltd.	90,753
434	Hyundai Glovis Co., Ltd.	74,569
1,100	Hyundai Heavy Industries Holdings Co., Ltd.	68,690
7,878	Hyundai Mobis Co., Ltd.	1,968,516
3,027	Hyundai Motor Co.	630,085
1,832	Hyundai Steel Co.	87,607
5,013	Industrial Bank of Korea	48,860
6,706	Kakao Corp.	734,162
2,405	Kangwon Land Inc.*	60,213
51,547	KB Financial Group Inc.	2,639,641
5,837	Kia Corp.	443,581
751	KMW Co., Ltd.*	34,034
1,943	Korea Aerospace Industries Ltd.	59,096
6,075	Korea Electric Power Corp.	138,751
955	Korea Investment Holdings Co., Ltd.	89,356
890	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	114,184
194	Korea Zinc Co., Ltd.	80,166
3,548	Korean Air Lines Co., Ltd.*	101,079
20,895	KT&G Corp.	1,569,401
408	Kumho Petrochemical Co., Ltd.	85,289
11,483	LG Chem Ltd.	8,572,377
1,886	LG Corp.	180,816
5,648	LG Display Co., Ltd.(d)	118,240
2,347	LG Electronics Inc.	318,884
1,704	LG Household & Health Care Ltd.	2,338,904
336	LG Innotek Co., Ltd.	60,737
4,603	LG Uplus Corp.	61,484
422	Lotte Chemical Corp.	106,392
312	Lotte Shopping Co., Ltd.	32,753
915	LX Holdings Corp.*	10,062
4,055	Meritz Securities Co., Ltd.	16,289
5,758	Mirae Asset Securities Co., Ltd.	50,940
18,845	NAVER Corp.	6,053,058
360	NCSoft Corp.	275,206
529	Netmarble Corp.(a)	65,032
1,507	NH Investment & Securities Co., Ltd.	18,164
640	Orion Corp.	68,018
6,901	Pan Ocean Co., Ltd.	42,785
885	Pearl Abyss Corp.*	46,191
1,631	POSCO	521,880
598	POSCO Chemical Co., Ltd.	79,952
256	S-1 Corp.	18,614
362	Samsung Biologics Co., Ltd.*(a)	268,536
1,837	Samsung C&T Corp.	227,457
1,209	Samsung Electro-Mechanics Co., Ltd.	182,300
380,115	Samsung Electronics Co., Ltd.	27,314,906
3,127	Samsung Engineering Co., Ltd.*	54,151
662	Samsung Fire & Marine Insurance Co., Ltd.	124,683
9,859	Samsung Heavy Industries Co., Ltd.*	51,926
1,745	Samsung Life Insurance Co., Ltd.	130,466
9,234	Samsung SDI Co., Ltd.	5,304,760
721	Samsung SDS Co., Ltd.	117,423
1,147	Samsung Securities Co., Ltd.	47,754
794	Seegene Inc.	48,662
766	Shin Poong Pharmaceutical Co., Ltd.	44,985
62,208	Shinhan Financial Group Co., Ltd.	2,361,645
131	Shinsegae Inc.	37,029
400	SK Biopharmaceuticals Co., Ltd.*	40,480

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.9% - (continued)
200	SK Chemicals Co., Ltd.	$45,490
679	SK Holdings Co., Ltd.	161,745
78,866	SK Hynix Inc.	8,851,686
1,115	SK Innovation Co., Ltd.*	274,073
865	SK Telecom Co., Ltd.	245,681
436	SKC Co., Ltd.	50,844
1,034	S-Oil Corp.*	88,245
11,081	Woori Financial Group Inc.	110,018
938	Yuhan Corp.	53,873

	Total South Korea	79,454,945

Taiwan - 11.3%
12,000	Accton Technology Corp.	126,923
72,000	Acer Inc.	82,420
7,777	Advantech Co., Ltd.	91,608
3,000	Airtac International Group	108,687
486,498	ASE Technology Holding Co., Ltd.	1,937,310
46,000	Asia Cement Corp.	83,692
15,000	Asustek Computer Inc.	211,921
175,000	AU Optronics Corp.*	148,156
49,000	Catcher Technology Co., Ltd.	323,630
175,738	Cathay Financial Holding Co., Ltd.	352,637
26,088	Chailease Holding Co., Ltd.	197,023
86,154	Chang Hwa Commercial Bank Ltd.	52,550
31,000	Cheng Shin Rubber Industry Co., Ltd.	53,044
324,000	China Development Financial Holding Corp.	144,061
36,193	China Life Insurance Co., Ltd.	32,238
258,000	China Steel Corp.	340,636
124,000	Chroma ATE Inc.	858,179
86,000	Chunghwa Telecom Co., Ltd.	350,770
104,000	Compal Electronics Inc.	87,446
412,880	CTBC Financial Holding Co., Ltd.	342,442
274,000	Delta Electronics Inc.	2,881,405
249,246	E.Sun Financial Holding Co., Ltd.	228,584
4,100	Eclat Textile Co., Ltd.	96,034
61,478	Evergreen Marine Corp. Taiwan Ltd.*	213,665
54,000	Far Eastern New Century Corp.	60,942
35,000	Far EasTone Telecommunications Co., Ltd.	81,476
10,920	Feng TAY Enterprise Co., Ltd.	96,589
225,198	First Financial Holding Co., Ltd.	177,666
74,000	Formosa Chemicals & Fibre Corp.	227,823
28,000	Formosa Petrochemical Corp.	99,741
83,000	Formosa Plastics Corp.	303,639
22,230	Foxconn Technology Co., Ltd.	51,797
140,000	Fubon Financial Holding Co., Ltd.	364,612
6,000	Giant Manufacturing Co., Ltd.	72,052
197,000	Globalwafers Co., Ltd.	5,653,303
6,422	Hiwin Technologies Corp.	85,308
739,660	Hon Hai Precision Industry Co., Ltd.	2,961,745
6,000	Hotai Motor Co., Ltd.	122,175
186,562	Hua Nan Financial Holdings Co., Ltd.	122,298
206,000	Innolux Corp.*	165,526
49,000	Inventec Corp.	45,455
2,541	Largan Precision Co., Ltd.	266,866
48,264	Lite-On Technology Corp., ADR	114,428
97,000	MediaTek Inc.	3,360,057
242,000	Mega Financial Holding Co., Ltd.	289,222
17,000	Micro-Star International Co., Ltd.	102,084
109,000	Nan Ya Plastics Corp.	328,218
6,000	Nan Ya Printed Circuit Board Corp.*	67,731
29,000	Nanya Technology Corp.	84,284
3,000	Nien Made Enterprise Co., Ltd.	44,151

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 11.3% - (continued)
132,000	Novatek Microelectronics Corp.	$2,402,661
5,000	Oneness Biotech Co., Ltd.*	37,335
43,000	Pegatron Corp.	113,647
4,000	Phison Electronics Corp.	67,249
44,000	Pou Chen Corp.	60,759
8,000	Powertech Technology Inc.	30,588
74,660	Poya International Co., Ltd.*	1,460,244
13,539	President Chain Store Corp.	128,002
321,000	Quanta Computer Inc.	1,016,990
10,000	Realtek Semiconductor Corp.	179,139
24,180	Ruentex Development Co., Ltd.	45,711
73,206	Shanghai Commercial & Savings Bank Ltd.	119,597
239,221	Shin Kong Financial Holding Co., Ltd.	85,793
222,846	SinoPac Financial Holdings Co., Ltd.	108,203
35,700	Synnex Technology International Corp.	75,651
225,811	Taishin Financial Holding Co., Ltd.	119,834
121,313	Taiwan Business Bank	41,885
109,980	Taiwan Cement Corp.	200,803
216,792	Taiwan Cooperative Financial Holding Co., Ltd.	163,219
36,000	Taiwan High Speed Rail Corp.	37,542
29,000	Taiwan Mobile Co., Ltd.	104,357
805,507	Taiwan Semiconductor Manufacturing Co., Ltd.	17,141,475
148,219	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,394,982
25,000	Unimicron Technology Corp.	94,240
107,000	Uni-President Enterprises Corp.	281,142
263,000	United Microelectronics Corp.	496,575
23,000	Vanguard International Semiconductor Corp.	97,049
7,000	Walsin Technology Corp.	52,336
3,000	Wan Hai Lines Ltd.	16,738
8,000	Win Semiconductors Corp.	94,092
59,000	Winbond Electronics Corp.	71,963
73,361	Wistron Corp.	80,917
69,000	Wiwynn Corp.	2,262,606
25,760	WPG Holdings Ltd.	47,965
8,188	Yageo Corp.	144,679
35,000	Yang Ming Marine Transport Corp.*	136,244
232,960	Yuanta Financial Holding Co., Ltd.	214,892
14,000	Zhen Ding Technology Holding Ltd.	48,997

	Total Taiwan	69,970,350

Thailand - 1.0%
28,100	Advanced Info Service PCL, NVDR	151,860
91,100	Airports of Thailand PCL, NVDR	181,326
185,700	Asset World Corp. PCL, NVDR*	28,500
20,800	B Grimm Power PCL, NVDR	29,101
10,000	Bangkok Bank PCL, Class Registered Shares	36,789
51,800	Bangkok Commercial Asset Mangement PCL, NVDR	30,846
229,400	Bangkok Dusit Medical Services PCL, NVDR	157,759
110,600	Bangkok Expressway & Metro PCL, NVDR	28,480
34,400	Berli Jucker PCL, NVDR	37,940
98,100	BTS Group Holdings PCL, NVDR	28,241
9,500	Bumrungrad Hospital PCL, NVDR	39,788
6,000	Carabao Group PCL, NVDR	25,235
52,000	Central Pattana PCL, NVDR	83,944
33,616	Central Retail Corp. PCL, NVDR	35,736
86,300	Charoen Pokphand Foods PCL, NVDR	75,204
127,100	CP ALL PCL, NVDR	246,939
6,600	Delta Electronics Thailand PCL, NVDR	115,658
4,600	Electricity Generating PCL, NVDR	25,606
37,100	Energy Absolute PCL, NVDR	70,575
17,400	Global Power Synergy PCL, NVDR	40,062
64,600	Gulf Energy Development PCL, NVDR	69,705

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 1.0% - (continued)
137,900	Home Product Center PCL, NVDR	$60,850
31,100	Indorama Ventures PCL, NVDR	45,218
37,900	Intouch Holdings PCL, NVDR	77,587
262,800	Kasikornbank PCL	1,008,792
9,700	Kasikornbank PCL, NVDR	37,102
60,700	Krung Thai Bank PCL, NVDR	21,007
22,200	Krungthai Card PCL, NVDR	52,053
56,500	Land and Houses PCL, NVDR	14,456
60,300	Minor International PCL, NVDR*	60,712
19,800	Muangthai Capital PCL, NVDR	38,989
22,800	Osotspa PCL, NVDR	26,794
35,100	PTT Exploration & Production PCL, NVDR	131,874
54,100	PTT Global Chemical PCL, NVDR	109,179
60,000	PTT Oil & Retail Business PCL, NVDR	58,016
212,500	PTT PCL, NVDR	267,012
21,400	Ratch Group PCL, NVDR	34,749
24,300	SCG Packaging PCL, NVDR	43,128
126,600	Siam Cement PCL, Class Registered Shares	1,790,630
16,900	Siam Cement PCL, NVDR	238,898
20,000	Siam Commercial Bank PCL, NVDR	65,214
21,600	Sri Trang Gloves Thailand PCL, NVDR	30,752
20,800	Srisawad Corp. PCL, NVDR	50,098
24,300	Thai Oil PCL, NVDR	46,012
51,000	Thai Union Group PCL, NVDR	28,867
336,600	True Corp. PCL, NVDR(d)	33,796

	Total Thailand	5,911,079

Turkey - 0.5%
61,436	Akbank TAS	37,265
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	31,360
123,590	AvivaSA Emeklilik ve Hayat AS	272,883
11,261	BIM Birlesik Magazalar AS	84,525
28,391	Eregli Demir ve Celik Fabrikalari TAS	63,733
1,793	Ford Otomotiv Sanayi AS	35,984
10,393	KOC Holding AS	22,571
446,440	MLP Saglik Hizmetleri AS, (Restricted, cost - $918,329, acquired 4/15/20), Class B Shares*(a)(b)	1,197,924
458,820	Sok Marketler Ticaret AS*	609,025
144,020	Tofas Turk Otomobil Fabrikasi AS	485,775
165	Turk Hava Yollari AO*	250
25,061	Turkcell Iletisim Hizmetleri AS	46,160
49,356	Türkiye Garanti Bankasi AS	46,033
18,380	Turkiye Is Bankasi AS, Class C Shares	10,956
3,542	Turkiye Petrol Rafinerileri AS*	40,397
36,548	Türkiye Sise ve Cam Fabrikalari AS	33,870

	Total Turkey	3,018,711

United Arab Emirates - 0.2%
65,895	Abu Dhabi Commercial Bank PJSC	122,071
20,043	Abu Dhabi Islamic Bank PJSC	30,896
43,575	Abu Dhabi National Oil Co. for Distribution PJSC	52,790
87,516	Aldar Properties PJSC	88,273
52,710	Dubai Islamic Bank PJSC	69,303
4,202	Emaar Malls PJSC*	2,260
68,151	Emaar Properties PJSC	74,901
61,913	Emirates NBD Bank PJSC	228,065
37,646	Emirates Telecommunications Group Co. PJSC	221,729
83,602	First Abu Dhabi Bank PJSC	377,393

	Total United Arab Emirates	1,267,681

United Kingdom - 1.0%
34,173	Anglo American PLC	1,518,207
628,959	Helios Towers PLC*	1,488,604
32,535	Mondi PLC	878,641
34,070	Unilever PLC	2,041,767

	Total United Kingdom	5,927,219

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
United States - 0.7%
8,494		EPAM Systems Inc.*	$4,056,734

		TOTAL COMMON STOCKS (Cost - $408,392,907)	588,821,103

PREFERRED STOCKS - 1.3%
Brazil - 0.4%
4,378		Alpargatas SA, Class Preferred Shares*	39,517
107,013		Banco Bradesco SA, Class Preferred Shares	545,093
5,534		Bradespar SA, Class Preferred Shares	74,263
3,867		Braskem SA, Class Preferred A Shares*	38,400
3,015		Centrais Eletricas Brasileiras SA, Class Preferred B Shares	24,842
23,342		Cia Energetica de Minas Gerais, Class Preferred Shares	61,375
24,800		Cia Paranaense de Energia, Class Preferred B Shares	30,796
25,282		Gerdau SA, Class Preferred Shares	158,427
107,564		Itau Unibanco Holding SA, Class Preferred Shares	611,690
94,262		Itausa SA, Class Preferred Shares	197,195
17,261		Lojas Americanas SA, Class Preferred Shares	66,422
104,567		Petroleo Brasileiro SA, Class Preferred Shares	541,665
10,499		Telefonica Brasil SA, Class Preferred Shares	88,903

		Total Brazil	2,478,588

Chile - 0.0%
2,885		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	125,435

Colombia - 0.0%
10,030		Bancolombia SA, Class Preferred Shares	75,576

Russia - 0.0%
79,826		Surgutneftegas PJSC, Class Preferred Shares	100,118

South Korea - 0.9%
715		Hyundai Motor Co., Class Preferred 2nd Shares	70,244
565		Hyundai Motor Co., Class Preferred Shares	55,761
157		LG Chem Ltd., Class Preferred Shares	53,949
55		LG Household & Health Care Ltd., Class Preferred Shares	35,444
75,908		Samsung Electronics Co., Ltd., Class Preferred Shares	4,918,119

		Total South Korea	5,133,517

		TOTAL PREFERRED STOCKS (Cost - $6,718,964)	7,913,234

RIGHT - 0.0%
China - 0.0%
1,176		Legend Holdings Corp. *(e)(f) (Cost - $0)	1,861

WARRANTS - 0.0%
Thailand - 0.0%
1,884		Minor International PCL, expires 2/15/24*#(e)	–
2,079		Minor International PCL, expires 5/5/23*#(e)(f)	–

		TOTAL WARRANTS (Cost - $0)	–

Face Amount/Units†	Rating††
CORPORATE BOND & NOTE - 0.0%
India - 0.0%
221,900 INR	NR	Britannia Industries Ltd., Senior Unsecured Notes, 5.500% due 6/3/24#(f) (Cost - $0)	–

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $415,111,871)	596,736,198

Face Amount†
SHORT-TERM INVESTMENTS (g) - 3.5%
MONEY MARKET FUND - 0.7%
$ 3,914,304		Invesco STIT - Government & Agency Portfolio, 0.030%, Institutional Class(h) (Cost - $3,914,304)	3,914,304

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
TIME DEPOSITS - 2.8%
3,218,828		ANZ National Bank - London, 0.005% due 6/1/21	$3,218,828
262,550	HKD	Banco Santader, Frankfurt, 0.000% due 5/31/21	33,830
		BBH - Grand Cayman:
2	SGD	0.005% due 5/31/21	1
183,934	ZAR	3.500% due 5/31/21	13,348
		BNP Paribas - Paris:
70,831	EUR	(0.780)% due 5/31/21	86,379
15,265		0.005% due 6/1/21	15,265
52,319	EUR	Citibank - London, (0.780)% due 5/31/21	63,804
3,616,012	HKD	HSBC Bank - Hong Kong, 0.000% due 5/31/21	465,930
1,533,946		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	1,533,946
		Sumitomo Mitsui Banking Corp. - Tokyo:
9	GBP	0.005% due 6/1/21	13
12,033,206		0.005% due 6/1/21	12,033,206

		TOTAL TIME DEPOSITS (Cost - $17,464,550)	17,464,550

		TOTAL SHORT-TERM INVESTMENTS (Cost - $21,378,854)	21,378,854

		TOTAL INVESTMENTS - 100.2% (Cost - $436,490,725)	618,115,052

		Liabilities in Excess of Other Assets - (0.2)%	(1,286,997)

		TOTAL NET ASSETS - 100.0%	$616,828,055

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $32,590,364 and represents 5.3% of net assets.

(b)	The aggregate value of restricted securities (excluding 144A holdings) at May 28, 2021, amounts to $34,195,700 and represents 5.5% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 28, 2021, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$436,490,725	$198,609,864	$(16,955,635)	$181,654,229

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials
Banks	15.0%
Insurance	3.5
Consumer Finance	0.9
Other	1.2
Information Technology	19.2
Consumer Discretionary	16.7
Communication Services	10.8
Materials	7.2
Energy	4.9
Industrials	4.3
Health Care	4.1
Consumer Staples	4.1
Information Technology	2.8
Utilities	1.4
Real Estate	1.1
Short-Term Investments	2.8

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At May 28, 2021, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index June Futures	29	6/21	$1,943,403	$1,973,305	$29,902

At May 28, 2021, Emerging Markets Equity Fund had deposited cash of $124,497 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
SGD	—	Singapore Dollar
ZAR	—	South African Rand

See pages 252-254 for definitions of ratings.

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2%
Aerospace/Defense - 0.9%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
$ 205,000	BBB	3.800% due 10/7/24(a)	$224,921
776,000	BBB	3.850% due 12/15/25(a)	860,061
		Boeing Co. (The), Senior Unsecured Notes:
520,000	BBB-	4.875% due 5/1/25	584,381
210,000	BBB-	2.196% due 2/4/26	210,969
50,000	BBB-	3.100% due 5/1/26	53,233
118,000	BBB-	2.250% due 6/15/26	120,225
70,000	BBB-	2.700% due 2/1/27	72,567
60,000	BBB-	2.800% due 3/1/27	62,431
260,000	BBB-	3.200% due 3/1/29	270,404
250,000	BBB-	5.150% due 5/1/30	293,087
440,000	BBB-	3.250% due 2/1/35	436,493
40,000	BBB-	3.550% due 3/1/38	39,679
210,000	BBB-	5.705% due 5/1/40	262,142
140,000	BBB-	3.750% due 2/1/50	137,696
490,000	BBB-	5.805% due 5/1/50	633,490
10,000	BBB-	5.930% due 5/1/60	13,063
		General Dynamics Corp., Company Guaranteed Notes:
121,000	A-	3.500% due 4/1/27	135,103
607,000	A-	3.750% due 5/15/28	686,838
10,000	A-	4.250% due 4/1/40	11,896
70,000	A-	4.250% due 4/1/50	85,774
141,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	153,774
		L3Harris Technologies Inc., Senior Unsecured Notes:
595,000	BBB	3.850% due 12/15/26	666,665
767,000	BBB	4.400% due 6/15/28	879,032
60,000	BBB	5.054% due 4/27/45	76,251
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	31,216
170,000	A-	3.550% due 1/15/26	189,007
40,000	A-	4.500% due 5/15/36	48,945
91,000	A-	4.070% due 12/15/42	106,779
206,000	A-	3.800% due 3/1/45	231,305
		Northrop Grumman Corp., Senior Unsecured Notes:
534,000	BBB+	2.930% due 1/15/25	571,689
340,000	BBB+	3.250% due 1/15/28	368,492
91,000	BBB+	4.750% due 6/1/43	113,463
92,000	BBB+	4.030% due 10/15/47	105,236
248,000	BBB+	5.250% due 5/1/50	337,069
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	52,663
24,000	A-	7.000% due 11/1/28	31,300
55,000	A-	4.200% due 12/15/44	59,809
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	75,542
120,000	A-	3.950% due 8/16/25	133,991
370,000	A-	4.125% due 11/16/28	422,040
262,000	A-	2.250% due 7/1/30	261,832

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Aerospace/Defense - 0.9% - (continued)
$ 160,000	A-	4.500% due 6/1/42	$192,394
167,000	A-	3.750% due 11/1/46	181,305
108,000	A-	4.050% due 5/4/47	122,251
94,000	A-	4.625% due 11/16/48	116,354

		Total Aerospace/Defense	10,722,857

Agriculture - 0.6%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	41,941
130,000	BBB	4.400% due 2/14/26	147,414
137,000	BBB	4.800% due 2/14/29	157,145
560,000	BBB	2.450% due 2/4/32	530,190
765,000	BBB	5.800% due 2/14/39	927,094
32,000	BBB	4.250% due 8/9/42	32,770
80,000	BBB	3.875% due 9/16/46	76,466
260,000	BBB	5.950% due 2/14/49	320,522
82,000	BBB	6.200% due 2/14/59	103,323
		BAT Capital Corp., Company Guaranteed Notes:
332,000	BBB+	3.215% due 9/6/26	352,688
507,000	BBB+	3.557% due 8/15/27	539,279
231,000	BBB+	4.906% due 4/2/30	261,996
1,070,000	BBB+	4.540% due 8/15/47	1,074,836
135,000	BBB+	4.758% due 9/6/49	139,080
23,000	BBB+	5.282% due 4/2/50	25,248
150,000	BBB+	3.984% due 9/25/50	140,449
135,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(a)	148,948
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(a)	153,183
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	192,396
110,000	A	2.500% due 11/2/22	113,385
100,000	A	1.125% due 5/1/23	101,704
100,000	A	2.100% due 5/1/30	97,975
60,000	A	4.500% due 3/20/42	69,356
809,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	944,634

		Total Agriculture	6,692,022

Airlines - 0.4%
48,832	A3(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	49,443
38,921	A	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	39,880
314,248	A	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	321,821
45,332	A	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	45,985
92,409	A+	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	94,315
38,640	Baa1(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	39,656
111,059	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	107,378
78,937	B	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	77,173
64,000	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	62,063
691	B+	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	662
50,146	Ba2(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	48,332
		Delta Air Lines Inc.:
970,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(a)	1,128,554
		Senior Unsecured Notes:
120,000	B+	3.625% due 3/15/22	122,000
50,000	B+	3.800% due 4/19/23	51,764
200,000	B+	2.900% due 10/28/24	202,915
210,000	B+	7.375% due 1/15/26	247,514

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Airlines - 0.4% - (continued)
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
$ 230,000	Baa1(b)	4.500% due 10/20/25(a)	$248,443
120,000	Baa1(b)	4.750% due 10/20/28(a)	131,196
170,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	186,311
200,846	BB	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	200,959
95,743	Ba3(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	108,668
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
32,861	A+	3.450% due 12/1/27	34,718
4,077	A1(b)	3.100% due 7/7/28	4,227
43,194	A1(b)	2.875% due 10/7/28	44,523
17,669	A1(b)	3.500% due 3/1/30	18,510
54,768	A1(b)	4.150% due 8/25/31	59,380
81,694	A1(b)	2.700% due 5/1/32	81,390
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
29,639	BB	4.750% due 4/11/22	30,248
43,600	BB	4.625% due 9/3/22	44,709
4,201	Baa2(b)	3.650% due 10/7/25	4,130
85,995	Baa2(b)	3.500% due 5/1/28	84,591
140,000	BB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	144,816

		Total Airlines	4,066,274

Apparel - 0.1%
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	42,445
70,000	AA-	2.750% due 3/27/27	75,743
140,000	AA-	2.850% due 3/27/30	150,112
100,000	AA-	3.250% due 3/27/40	106,146
300,000	AA-	3.375% due 3/27/50	324,243

		Total Apparel	698,689

Auto Manufacturers - 1.0%
123,000	A	BMW US Capital LLC, Company Guaranteed Notes, 2.550% due 4/1/31(a)	126,295
		Daimler Finance North America LLC, Company Guaranteed Notes:
160,000	BBB+	2.125% due 3/10/25(a)	165,723
150,000	BBB+	3.300% due 5/19/25(a)	162,590
300,000	BBB+	3.500% due 8/3/25(a)	329,019
		Ford Motor Co., Senior Unsecured Notes:
40,000	BB+	8.500% due 4/21/23	44,703
30,000	BB+	4.750% due 1/15/43	30,305
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
440,000	BB+	1.068% (3-Month USD-LIBOR + 0.880%) due 10/12/21(c)	439,120
470,000	BB+	3.339% due 3/28/22	477,050
1,250,000	BB+	1.256% (3-Month USD-LIBOR + 1.080%) due 8/3/22(c)	1,245,145
200,000	BB+	4.000% due 11/13/30	204,244
		General Motors Co., Senior Unsecured Notes:
5,000	BBB	4.875% due 10/2/23	5,469
70,000	BBB	5.400% due 10/2/23	77,456
110,000	BBB	6.125% due 10/1/25	130,884
250,000	BBB	6.250% due 10/2/43	337,479
455,000	BBB	5.200% due 4/1/45	543,812
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
760,000	BBB	3.200% due 7/6/21	760,241
1,183,000	BBB	4.375% due 9/25/21	1,198,114
95,000	BBB	3.450% due 4/10/22	97,079

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Auto Manufacturers - 1.0% - (continued)
$ 80,000	BBB	3.500% due 11/7/24	$86,356
236,000	BBB	4.000% due 1/15/25	257,787
156,000	BBB	4.000% due 10/6/26	172,795
100,000	BBB	4.350% due 1/17/27	112,699
		Senior Unsecured Notes:
642,000	BBB	4.200% due 11/6/21	652,679
505,000	BBB	5.200% due 3/20/23	546,128
313,000	BBB	2.750% due 6/20/25	331,046
		Hyundai Capital America, Senior Unsecured Notes:
10,000	BBB+	3.750% due 7/8/21(a)	10,032
250,000	BBB+	3.950% due 2/1/22(a)	255,716
412,000	BBB+	2.375% due 2/10/23(a)	423,569
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(a)	205,796
200,000	BBB+	3.750% due 3/5/23(a)	210,435
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
20,000	BBB-	3.650% due 9/21/21(a)	20,185
176,000	BBB-	2.750% due 3/9/28(a)	176,932
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(a)	261,681
400,000	BBB-	3.522% due 9/17/25(a)	427,467
300,000	BBB-	4.345% due 9/17/27(a)	327,922
		Toyota Motor Credit Corp., Senior Unsecured Notes:
3,000	A+	3.450% due 9/20/23	3,217
192,000	A+	3.000% due 4/1/25	208,113

		Total Auto Manufacturers	11,065,283

Auto Parts & Equipment - 0.0%
239,000	A-	Magna International Inc., Senior Unsecured Notes, 2.450% due 6/15/30	242,967

Banks - 7.9%
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	212,413
400,000	A	2.706% due 6/27/24	423,719
600,000	A-	2.746% due 5/28/25	636,445
		Bank of America Corp.:
		Senior Unsecured Notes:
490,000	A-	4.125% due 1/22/24	537,200
902,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	951,772
280,000	A-	4.000% due 4/1/24	307,658
458,000	A-	0.976% (SOFR + 0.690%) due 4/22/25(c)	460,987
227,000	A-	0.981% (SOFR + 0.910%) due 9/25/25(c)	228,506
210,000	A-	3.500% due 4/19/26	233,116
1,441,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(c)	1,452,584
180,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(c)	179,733
100,000	A-	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(c)	110,046
360,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(c)	364,845
643,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	718,293
252,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(c)	279,537
266,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	293,424
435,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	475,796
410,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	459,291
291,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(c)	332,377
500,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	561,619
809,000	A-	3.194% (3-Month USD-LIBOR + 1.180%) due 7/23/30(c)	861,623

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Banks - 7.9% - (continued)
$ 593,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(c)	$617,620
190,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	193,463
291,000	A-	4.078% (3-Month USD-LIBOR + 1.320%) due 4/23/40(c)	333,307
147,000	A-	3.311% (SOFR + 1.580%) due 4/22/42(c)	150,911
240,000	A-	5.000% due 1/21/44	306,095
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	839,519
310,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(c)	354,502
		Subordinated Notes:
632,000	BBB+	4.200% due 8/26/24	699,155
1,040,000	BBB+	4.000% due 1/22/25	1,147,822
388,000	BBB+	3.950% due 4/21/25	428,530
30,000	BBB+	7.250% due 10/15/25	37,288
103,000	BBB+	4.450% due 3/3/26	117,501
20,000	BBB+	4.250% due 10/22/26	22,800
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	311,129
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	55,367
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	92,860
115,000	A	3.250% due 5/16/27	126,974
24,000	A	3.400% due 1/29/28	26,519
157,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(c)	173,883
170,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 1.300% due 6/11/25	172,072
200,000	A	Barclays Bank PLC, Senior Unsecured Notes, 1.700% due 5/12/22	202,640
		Barclays PLC:
		Senior Unsecured Notes:
333,000	BBB	3.684% due 1/10/23	339,596
686,000	BBB	4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(c)	706,305
863,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	1,001,718
365,000	BBB	2.667% (1-Year CMT Index + 1.200%) due 3/10/32(c)	362,390
		Subordinated Notes:
200,000	BB+	5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	230,885
213,000	BB+	3.811% (1-Year CMT Index + 1.700%) due 3/10/42(c)	214,270
		BNP Paribas SA:
		Senior Unsecured Notes:
470,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	516,354
490,000	A-	2.819% (3-Month USD-LIBOR + 1.111%) due 11/19/25(a)(c)	518,164
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	227,748
750,000	A-	4.400% due 8/14/28(a)	858,844
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	219,330
434,000	A+	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(a)	447,426
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	98,142
40,000	BB+	5.250% due 3/7/25	45,293
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	242,110
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	184,482
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(c)	129,140
390,000	BBB+	1.122% (SOFR + 0.765%) due 1/28/27(c)	385,736
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	112,647
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	241,710
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	70,937

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Banks - 7.9% - (continued)
$ 314,000	BBB+	8.125% due 7/15/39	$529,101
196,000	BBB+	4.650% due 7/30/45	242,981
70,000	BBB+	4.650% due 7/23/48	87,720
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	998,973
250,000	BBB	5.500% due 9/13/25	294,269
890,000	BBB	4.300% due 11/20/26	1,010,461
30,000	BBB	6.625% due 6/15/32	40,639
100,000	BBB	6.675% due 9/13/43	150,911
286,000	BBB	5.300% due 5/6/44	371,174
30,000	BBB	4.750% due 5/18/46	36,611
42,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	45,013
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	66,796
		Cooperatieve Rabobank UA, Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	340,663
990,000	BBB+	4.375% due 8/4/25	1,105,715
500,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	512,325
250,000	A+	Credit Suisse AG, Senior Unsecured Notes, 2.950% due 4/9/25	268,831
		Credit Suisse Group AG, Senior Unsecured Notes:
272,000	BBB+	3.750% due 3/26/25	295,803
625,000	BBB+	4.550% due 4/17/26	709,622
780,000	BBB+	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	800,744
435,000	BBB+	1.305% (SOFR + 0.980%) due 2/2/27(a)(c)	426,364
65,000	BBB+	4.282% due 1/9/28(a)	72,363
250,000	BBB+	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	278,304
1,101,000	BBB+	3.091% (SOFR + 1.730%) due 5/14/32(a)(c)	1,121,432
		Danske Bank AS, Senior Unsecured Notes:
200,000	BBB+	5.000% due 1/12/22(a)	205,435
430,000	BBB+	3.001% (3-Month USD-LIBOR + 1.249%) due 9/20/22(a)(c)	433,060
327,000	BBB+	5.000% (1-Year CMT Index + 1.730%) due 1/12/23(a)(c)	335,504
200,000	BBB+	3.875% due 9/12/23(a)	213,699
272,000	BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(c)	273,502
1,235,000	BBB+	5.375% due 1/12/24(a)	1,377,354
944,000	A	1.226% due 6/22/24(a)	956,413
		Deutsche Bank AG, Senior Unsecured Notes:
256,000	A3(b)	0.898% due 5/28/24	256,422
474,000	BBB-	1.447% (SOFR + 1.131%) due 4/1/25(c)	478,702
38,000	BBB-	4.100% due 1/13/26	41,884
520,000	BBB+	1.686% due 3/19/26	525,672
441,000	BBB-	2.129% (SOFR + 1.870%) due 11/24/26(c)	448,957
162,000	Baa3(b)	3.035% (SOFR + 1.718%) due 5/28/32(c)	162,374
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(d)	20,517
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
40,000	BBB+	0.966% (3-Month USD-LIBOR + 0.780%) due 10/31/22(c)	40,109
738,000	BBB+	2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(c)	745,845
130,000	BBB+	3.200% due 2/23/23	136,120
245,000	BBB+	2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(c)	251,263
1,913,000	BBB+	3.500% due 4/1/25	2,085,532
437,000	BBB+	3.750% due 5/22/25	480,821
57,000	BBB+	3.750% due 2/25/26	63,425
150,000	BBB+	1.326% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	154,199
613,000	BBB+	3.500% due 11/16/26	670,348

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Banks - 7.9% - (continued)
$ 685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(c)	$685,901
185,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(c)	204,801
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	688,256
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	1,510,970
346,000	BBB+	4.411% (3-Month USD-LIBOR + 1.430%) due 4/23/39(c)	410,414
210,000	BBB+	6.250% due 2/1/41	302,550
91,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(c)	92,291
200,000	BBB+	4.750% due 10/21/45	253,609
		Subordinated Notes:
600,000	BBB-	4.250% due 10/21/25	674,782
460,000	BBB-	6.750% due 10/1/37	656,977
290,000	BBB-	5.150% due 5/22/45	379,566
		HSBC Holdings PLC:
		Senior Unsecured Notes:
200,000	A-	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(c)	204,711
105,000	A-	2.633% (SOFR + 1.402%) due 11/7/25(c)	110,855
510,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(c)	512,704
785,000	A-	2.013% (SOFR+ 1.732%) due 9/22/28(c)	786,696
288,000	A-	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(c)	330,414
229,000	A-	4.950% due 3/31/30	271,848
676,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	747,231
255,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(c)	258,101
190,000	BBB	Subordinated Notes, 6.500% due 9/15/37	259,336
100,000	A-	HSBC USA Inc., Senior Unsecured Notes, 3.500% due 6/23/24	108,747
200,000	A-	ING Groep NV, Senior Unsecured Notes, 1.726% (SOFR + 1.005%) due 4/1/27(c)	202,595
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(a)	205,715
200,000	BBB	3.375% due 1/12/23(a)	208,723
200,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	218,180
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
55,000	A-	1.406% (3-Month USD-LIBOR + 1.230%) due 10/24/23(c)	55,828
460,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(c)	469,782
455,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	493,353
282,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(c)	295,526
1,140,000	A-	2.005% (SOFR + 1.585%) due 3/13/26(c)	1,182,858
430,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	447,030
145,000	A-	2.950% due 10/1/26	156,814
644,000	A-	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(c)	721,017
1,595,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(c)	1,608,480
677,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	754,388
270,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(c)	297,934
422,000	A-	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(c)	475,541
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	549,926
864,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	1,002,063
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	152,365
314,000	A-	3.109% (SOFR + 2.460%) due 4/22/41(c)	315,778
38,000	A-	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(c)	44,529
199,000	A-	4.032% (3-Month USD-LIBOR + 1.460%) due 7/24/48(c)	225,661
335,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	376,473
49,000	A-	3.897% (3-Month USD-LIBOR + 1.220%) due 1/23/49(c)	54,535
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	49,235

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Banks - 7.9% - (continued)
		Subordinated Notes:
$ 270,000	BBB+	3.875% due 9/10/24	$296,015
210,000	BBB+	4.250% due 10/1/27	241,961
490,000	BBB+	4.950% due 6/1/45	623,883
47,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.250% due 4/6/27	48,958
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
399,000	BBB+	1.326% (1-Year CMT Index + 1.100%) due 6/15/23(c)	402,789
860,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	890,097
400,000	BBB+	3.900% due 3/12/24	436,854
273,000	BBB+	3.750% due 1/11/27	302,875
350,000	BBB+	1.627% (1-Year CMT Index + 0.850%) due 5/11/27(c)	351,714
468,000	BBB+	4.375% due 3/22/28	535,557
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	276,684
540,000	BBB+	Macquarie Group Ltd., Senior Unsecured Notes, 1.340% (SOFR + 1.069%) due 1/12/27(a)(c)	535,479
		Mizuho Financial Group Inc., Senior Unsecured Notes:
738,000	A-	2.839% (SOFR + 1.242%) due 7/16/25(c)	782,564
536,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(c)	556,095
655,000	A-	1.979% (SOFR + 1.532%) due 9/8/31(c)	631,120
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	255,777
		Natwest Group PLC, Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	215,865
200,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	218,347
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	468,668
33,000	A+	Northern Trust Corp., Senior Unsecured Notes, 3.150% due 5/3/29	36,039
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	266,631
160,000	A	1.150% due 6/10/25	161,183
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	33,468
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
360,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(c)	376,263
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	198,002
550,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(c)	554,011
582,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(c)	585,424
175,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(a)	191,685
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000	A-	3.040% due 7/16/29	212,227
200,000	A-	2.750% due 1/15/30	207,545
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(a)	203,436
96,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	99,005
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	312,918
150,000	A	1.150% due 6/12/25	151,590
290,000	A+	UBS AG, Senior Unsecured Notes, 1.750% due 4/21/22(a)	293,697
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	1,179,755
		Senior Unsecured Notes:
260,000	A-	2.650% due 2/1/22(a)	264,265
650,000	A-	3.491% due 5/23/23(a)	669,755
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	818,083
		UniCredit SpA:
580,000	BBB-	Senior Unsecured Notes, 6.572% due 1/14/22(a)	600,828
200,000	BB+	Subordinated Notes, 7.296% (5-Year USD 1100 Run ICE Swap Rate + 4.914%) due 4/2/34(a)(c)	239,150

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Banks - 7.9% - (continued)
		US Bancorp:
$ 350,000	A+	Senior Unsecured Notes, 1.450% due 5/12/25	$359,038
56,000	A-	Subordinated Notes, 3.100% due 4/27/26	61,193
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	55,750
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	292,044
135,000	BBB+	3.000% due 2/19/25	145,349
201,000	BBB+	2.164% (3-Month USD-LIBOR + 0.750%) due 2/11/26(c)	209,713
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	313,033
260,000	BBB+	3.000% due 10/23/26	282,090
1,508,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	1,668,009
690,000	BBB+	4.150% due 1/24/29	789,126
806,000	BBB+	2.879% (SOFR + 1.432%) due 10/30/30(c)	845,056
100,000	BBB+	4.478% (SOFR + 4.032%) due 4/4/31(c)	116,627
83,000	BBB+	5.375% due 2/7/35	109,701
362,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(c)	362,486
1,500,000	BBB+	5.013% (SOFR + 4.502%) due 4/4/51(c)	1,987,684
		Subordinated Notes:
330,000	BBB	3.450% due 2/13/23	347,286
169,000	BBB	4.480% due 1/16/24	186,113
230,000	BBB	5.375% due 11/2/43	296,762
110,000	BBB	5.606% due 1/15/44	145,651
280,000	BBB	4.650% due 11/4/44	332,962
450,000	BBB	4.900% due 11/17/45	552,901
40,000	BBB	4.400% due 6/14/46	46,476
160,000	BBB	4.750% due 12/7/46	195,086
517,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.082% (3-Month USD-LIBOR + 0.650%) due 9/9/22(c)	519,673

		Total Banks	89,769,300

Beverages - 0.6%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	376,643
1,202,000	BBB+	4.700% due 2/1/36	1,435,401
1,115,000	BBB+	4.900% due 2/1/46	1,346,302
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
160,000	BBB+	4.000% due 4/13/28	181,832
260,000	BBB+	3.500% due 6/1/30	285,342
160,000	BBB+	4.350% due 6/1/40	183,278
270,000	BBB+	5.550% due 1/23/49	354,424
335,000	BBB+	4.500% due 6/1/50	385,831
2,000	BBB+	4.750% due 4/15/58	2,350
140,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 5.300% due 5/15/48(a)	176,213
		Coca-Cola Co. (The), Senior Unsecured Notes:
110,000	A+	3.375% due 3/25/27	123,099
160,000	A+	1.450% due 6/1/27	161,986
217,000	A+	2.125% due 9/6/29	220,818
144,000	A+	1.650% due 6/1/30	139,245
60,000	A+	1.375% due 3/15/31	56,303
10,000	A+	2.500% due 6/1/40	9,502
60,000	A+	2.600% due 6/1/50	54,978
145,000	BBB	Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.200% due 5/1/30	154,498
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	181,988

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Beverages - 0.6% - (continued)
$ 20,000	A+	2.625% due 3/19/27	$21,610
150,000	A+	1.625% due 5/1/30	146,133
60,000	A+	2.875% due 10/15/49	59,517
20,000	A+	3.625% due 3/19/50	22,382
40,000	A+	3.875% due 3/19/60	47,042
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(a)	370,339

		Total Beverages	6,497,056

Biotechnology - 0.1%
		Amgen Inc., Senior Unsecured Notes:
70,000	A-	3.625% due 5/22/24	76,003
107,000	A-	3.150% due 2/21/40	108,606
91,000	A-	4.400% due 5/1/45	106,885
29,000	A-	3.375% due 2/21/50	29,410
65,000	A-	4.663% due 6/15/51	80,431
		Biogen Inc., Senior Unsecured Notes:
149,000	A-	2.250% due 5/1/30	147,156
70,000	A-	3.150% due 5/1/50	65,474
65,000	A+	Celgene Corp., Senior Unsecured Notes, 3.900% due 2/20/28	71,743
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	172,983
60,000	BBB+	3.650% due 3/1/26	66,402
211,000	BBB+	4.800% due 4/1/44	257,308
48,000	BBB+	4.500% due 2/1/45	56,412
130,000	BBB+	4.750% due 3/1/46	158,605

		Total Biotechnology	1,397,418

Building Materials - 0.0%
		Carrier Global Corp., Senior Unsecured Notes:
361,000	BBB	2.242% due 2/15/25	377,693
70,000	BBB	3.377% due 4/5/40	71,539
10,000	BBB	3.577% due 4/5/50	10,209

		Total Building Materials	459,441

Chemicals - 0.2%
80,000	A	Air Products & Chemicals Inc., Senior Unsecured Notes, 2.800% due 5/15/50	76,530
65,000	BBB-	Dow Chemical Co. (The), Senior Unsecured Notes, 4.800% due 5/15/49	80,053
392,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	447,454
200,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	222,374
405,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	500,312
32,000	BBB-	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 10/15/49	35,238
25,000	BBB-	LyondellBasell Industries NV, Senior Unsecured Notes, 4.625% due 2/26/55	28,936
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	31,410
200,000	BB+	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	214,425
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(a)	271,971
260,000	BBB-	2.875% due 5/11/31(a)	260,130
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
210,000	BBB	4.200% due 1/15/22	213,044
28,000	BBB	4.500% due 6/1/47	33,636
36,000	BBB	3.800% due 8/15/49	39,323

		Total Chemicals	2,454,836

Commercial Services - 0.3%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	123,745
270,000	BBB-	Global Payments Inc., Senior Unsecured Notes, 3.200% due 8/15/29	284,943
		IHS Markit Ltd.:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Commercial Services - 0.3% - (continued)
		Company Guaranteed Notes:
$ 584,000	Ba1(b)	5.000% due 11/1/22(a)	$613,674
112,000	Ba1(b)	4.750% due 2/15/25(a)	125,765
28,000	Ba1(b)	4.000% due 3/1/26(a)	31,032
450,000	Ba1(b)	Senior Unsecured Notes, 4.750% due 8/1/28	525,368
46,000	BBB+	Moody’s Corp., Senior Unsecured Notes, 4.250% due 2/1/29	52,709
		PayPal Holdings Inc., Senior Unsecured Notes:
130,000	BBB+	1.350% due 6/1/23	132,662
65,000	BBB+	2.400% due 10/1/24	68,709
140,000	BBB+	1.650% due 6/1/25	144,824
100,000	BBB+	2.300% due 6/1/30	101,402
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	320,908
59,000	BBB+	4.000% due 3/18/29	66,300
308,000	BBB+	3.000% due 5/22/30	323,538
20,000	BBB-	United Rentals North America Inc., Secured Notes, 3.875% due 11/15/27	21,023

		Total Commercial Services	2,936,602

Computers - 0.4%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	312,069
290,000	AA+	1.125% due 5/11/25	294,632
280,000	AA+	2.450% due 8/4/26	298,665
550,000	AA+	3.350% due 2/9/27	611,472
360,000	AA+	2.900% due 9/12/27	392,140
25,000	AA+	2.375% due 2/8/41	23,393
55,000	AA+	3.850% due 5/4/43	62,775
165,000	AA+	4.375% due 5/13/45	202,366
111,000	AA+	2.800% due 2/8/61	102,432
70,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 8.350% due 7/15/46(a)	109,965
227,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 4.650% due 10/1/24	253,799
		International Business Machines Corp., Senior Unsecured Notes:
680,000	A-	3.000% due 5/15/24	729,550
349,000	A-	3.300% due 5/15/26	384,387
220,000	A-	2.850% due 5/15/40	214,029
		Leidos Inc., Company Guaranteed Notes:
560,000	BBB-	4.375% due 5/15/30(a)	629,742
143,000	BBB-	2.300% due 2/15/31(a)	137,040
71,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	71,624

		Total Computers	4,830,080

Cosmetics/Personal Care - 0.0%
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	32,684
80,000	AA-	3.000% due 3/25/30	87,298

		Total Cosmetics/Personal Care	119,982

Diversified Financial Services - 0.8%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
290,000	BBB	3.950% due 2/1/22	295,603
280,000	BBB	4.875% due 1/16/24	305,497
190,000	BBB	3.150% due 2/15/24	199,364
350,000	BBB	3.500% due 1/15/25	370,399
150,000	BBB	4.450% due 4/3/26	164,736
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	468,853

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Diversified Financial Services - 0.8% - (continued)
$ 495,000	BBB	3.250% due 3/1/25	$525,716
200,000	BBB	3.375% due 7/1/25	214,961
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	BBB-	5.250% due 5/15/24(a)	82,410
500,000	BBB-	2.875% due 2/15/25(a)	515,283
71,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.750% due 3/9/27	79,623
120,000	A	Charles Schwab Corp. (The), Senior Unsecured Notes, 3.250% due 5/22/29	131,103
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	113,462
99,000	A+	Credit Suisse USA Inc., Company Guaranteed Notes, 7.125% due 7/15/32	140,975
35,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	39,327
1,586,000	BBB+	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 4.418% due 11/15/35	1,851,600
340,000	BBB+	Intercontinental Exchange Inc., Senior Unsecured Notes, 2.100% due 6/15/30	335,131
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	39,081
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/18/17#(e)(f)(g)	—
535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(a)	536,874
		Mastercard Inc., Senior Unsecured Notes:
123,000	A+	3.350% due 3/26/30	136,868
30,000	A+	3.850% due 3/26/50	34,550
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
779,000	BBB-	5.250% due 8/15/22(a)	819,186
60,000	BBB-	5.500% due 2/15/24(a)	65,987
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	279,805
		Synchrony Financial, Senior Unsecured Notes:
6,000	BBB-	4.500% due 7/23/25	6,730
68,000	BBB-	3.700% due 8/4/26	74,590
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	150,281
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	460,959
110,000	AA-	2.050% due 4/15/30	111,619
154,000	AA-	4.150% due 12/14/35	185,109
310,000	AA-	4.300% due 12/14/45	381,801

		Total Diversified Financial Services	9,117,483

Electric - 1.2%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	51,253
82,000	A-	3.450% due 1/15/50	82,036
150,000	A-	3.450% due 5/15/51	149,971
		AEP Transmission Co. LLC, Senior Unsecured Notes:
597,000	A-	3.750% due 12/1/47	651,011
35,000	A-	3.150% due 9/15/49	34,998
		Alabama Power Co., Senior Unsecured Notes:
17,000	A	5.200% due 6/1/41	21,861
121,000	A	4.150% due 8/15/44	141,837
60,000	A	3.450% due 10/1/49	64,206
100,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	103,703
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	6,362
150,000	A	3.750% due 8/15/47	166,974
67,000	A	2.900% due 6/15/50	63,822
		CenterPoint Energy Houston Electric LLC:
146,000	A	1st Mortgage Notes, 3.350% due 4/1/51	154,077
15,000	A	General Refiinance Mortgage, 3.950% due 3/1/48	17,215
84,000	A	Commonwealth Edison Co., 1st Mortgage Notes, 3.125% due 3/15/51	84,383

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Electric - 1.2% - (continued)
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
$ 60,000	A-	3.350% due 4/1/30	$65,227
40,000	A-	3.950% due 4/1/50	44,090
		Consumers Energy Co., 1st Mortgage Notes:
25,000	A	3.750% due 2/15/50	28,115
60,000	A	3.100% due 8/15/50	60,606
256,000	A	3.500% due 8/1/51	279,169
7,000	BBB+	Dayton Power & Light Co. (The), 1st Mortgage Notes, 3.950% due 6/15/49	7,472
		DTE Electric Co., General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	35,026
100,000	A	3.950% due 3/1/49	116,508
42,000	A	3.250% due 4/1/51	43,340
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	25,071
500,000	A	4.250% due 12/15/41	589,091
95,000	A	3.200% due 8/15/49	96,318
83,000	A	3.450% due 4/15/51	88,356
		Duke Energy Florida LLC, 1st Mortgage Notes:
334,000	A	2.500% due 12/1/29	346,922
24,000	A	4.200% due 7/15/48	28,534
335,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	368,949
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	143,008
162,000	A	4.100% due 5/15/42	186,631
35,000	A	4.200% due 8/15/45	40,960
44,000	A	2.500% due 8/15/50	38,856
		Edison International, Senior Unsecured Notes:
22,000	BBB-	3.125% due 11/15/22	22,707
91,000	BBB-	4.950% due 4/15/25	101,415
29,000	BBB-	5.750% due 6/15/27	33,360
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	89,787
		Entergy Louisiana LLC, 1st Mortgage Notes:
110,000	A	1.600% due 12/15/30	104,203
96,000	A	2.350% due 6/15/32	95,934
60,000	A	2.900% due 3/15/51	57,225
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	64,810
775,000	A-	Evergy Missouri West Inc., Senior Unsecured Notes, 8.270% due 11/15/21	800,388
		Exelon Corp., Senior Unsecured Notes:
143,000	BBB	5.625% due 6/15/35	185,836
13,000	BBB	5.100% due 6/15/45	16,410
39,000	BBB	4.700% due 4/15/50	47,366
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB	1.600% due 1/15/26	58,264
310,000	BB	4.400% due 7/15/27	338,325
550,000	BB	7.375% due 11/15/31	733,389
		Florida Power & Light Co., 1st Mortgage Notes:
209,000	A+	3.700% due 12/1/47	236,191
57,000	A+	3.950% due 3/1/48	66,852
110,000	A+	3.150% due 10/1/49	115,207
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	426,199
700,000	BB+	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	762,971
		MidAmerican Energy Co., 1st Mortgage Notes:
115,000	A+	3.100% due 5/1/27	126,825

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Electric - 1.2% - (continued)
$ 100,000	A+	3.650% due 4/15/29	$112,308
100,000	A+	3.150% due 4/15/50	103,024
		Northern States Power Co., 1st Mortgage Notes:
85,000	A	3.600% due 5/15/46	93,720
70,000	A	2.900% due 3/1/50	68,512
50,000	A	3.200% due 4/1/52	51,614
		NRG Energy Inc., Senior Secured Notes:
89,000	BBB-	2.450% due 12/2/27(a)	89,585
122,000	BBB-	4.450% due 6/15/29(a)	133,037
		Ohio Power Co., Senior Unsecured Notes:
118,000	A-	1.625% due 1/15/31	111,505
29,000	A-	4.000% due 6/1/49	33,150
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
168,000	A+	3.700% due 11/15/28	188,885
98,000	A+	3.100% due 9/15/49	99,328
88,000	A	PECO Energy Co., 1st Mortgage Notes, 3.050% due 3/15/51	88,631
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	542,895
		Public Service Electric & Gas Co.:
		1st Mortgage Notes:
23,000	A	3.000% due 5/15/27	24,958
40,000	A	3.200% due 5/15/29	43,667
40,000	A	2.050% due 8/1/50	32,974
12,000	A	Senior Secured Notes, 3.000% due 3/1/51	11,938
		Southern California Edison Co., 1st Mortgage Notes:
6,429	A-	1.845% due 2/1/22	6,435
386,000	A-	3.700% due 8/1/25	423,297
206,000	A-	1.200% due 2/1/26	204,676
97,000	A-	4.200% due 3/1/29	108,483
134,000	A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	135,465
115,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	123,991
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	841,987
		Virginia Electric & Power Co., Senior Unsecured Notes:
33,000	BBB+	6.000% due 1/15/36	45,210
32,000	BBB+	6.000% due 5/15/37	43,654
119,000	BBB+	4.600% due 12/1/48	148,449
		Vistra Operations Co. LLC, Senior Secured Notes:
211,000	BBB-	3.700% due 1/30/27(a)	222,037
174,000	BBB-	4.300% due 7/15/29(a)	184,856

		Total Electric	13,227,893

Electronics - 0.0%
264,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	259,755
		Honeywell International Inc., Senior Unsecured Notes:
110,000	A	1.350% due 6/1/25	112,622
28,000	A	3.812% due 11/21/47	32,190
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	21,575

		Total Electronics	426,142

Engineering & Construction - 0.0%
87,000	B-	PowerTeam Services LLC, Senior Secured Notes, 9.033% due 12/4/25(a)	96,192

Entertainment - 0.0%
100,000	B	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	105,625
158,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 5.500% due 4/1/27(a)	164,473

		Total Entertainment	270,098

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Environmental Control - 0.1%
$ 289,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	$314,199
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	137,273
219,000	BBB+	3.375% due 11/15/27	241,118
71,000	A-	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/1/41	70,940
109,000	B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	111,233

		Total Environmental Control	874,763

Food - 0.3%
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	50,300
275,000	BB+	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Unsecured Notes, 5.500% due 1/15/30(a)	302,847
		Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000	BB+	3.000% due 6/1/26	10,584
40,000	BB+	4.250% due 3/1/31	44,557
10,000	BB+	6.750% due 3/15/32	13,159
40,000	BB+	5.000% due 7/15/35	47,393
30,000	BB+	6.875% due 1/26/39	41,348
10,000	BB+	7.125% due 8/1/39(a)	14,196
10,000	BB+	4.625% due 10/1/39	11,229
445,000	BB+	5.000% due 6/4/42	518,899
150,000	BB+	5.200% due 7/15/45	177,789
678,000	BB+	4.375% due 6/1/46	729,674
80,000	BB+	5.500% due 6/1/50	99,802
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(a)	117,349
350,000	A	3.200% due 4/1/30(a)	379,863
330,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	337,905
		Post Holdings Inc.:
100,000	B+	Company Guaranteed Notes, 5.625% due 1/15/28(a)	105,887
325,000	B+	Senior Unsecured Notes, 4.500% due 9/15/31(a)	321,792
200,000	A-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(a)	201,792
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	306,531

		Total Food	3,832,896

Forest Products & Paper - 0.1%
		Georgia-Pacific LLC, Senior Unsecured Notes:
175,000	A+	3.600% due 3/1/25(a)	190,918
190,000	A+	0.950% due 5/15/26(a)	187,208
70,000	BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	86,227
380,000	BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	394,957

		Total Forest Products & Paper	859,310

Gas - 0.1%
32,000	A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	36,395
270,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	253,221
38,000	A	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 4.600% due 12/15/44	44,021
30,000	BBB+	ONE Gas Inc., Senior Unsecured Notes, 2.000% due 5/15/30	29,137
86,000	BBB+	Piedmont Natural Gas Co., Inc., Senior Unsecured Notes, 3.500% due 6/1/29	93,915
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	285,888

		Total Gas	742,577

Healthcare - Products - 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	A+	3.750% due 11/30/26	185,792
70,000	A+	4.750% due 11/30/36	87,921
150,000	A+	4.900% due 11/30/46	198,628
62,000	BBB	Boston Scientific Corp., Senior Unsecured Notes, 2.650% due 6/1/30	63,217

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Healthcare - Products - 0.1% - (continued)
$ 100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(a)	$104,500
61,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	67,424
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	15,515
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
6,000	BBB+	2.600% due 10/1/29	6,227
211,000	BBB+	4.497% due 3/25/30	248,294

		Total Healthcare - Products	977,518

Healthcare - Services - 0.7%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	41,772
78,000	BBB	6.625% due 6/15/36	112,261
		Anthem Inc., Senior Unsecured Notes:
1,120,000	A	3.650% due 12/1/27	1,249,950
122,000	A	4.375% due 12/1/47	142,779
41,000	A	4.550% due 3/1/48	49,575
33,000	A	4.850% due 8/15/54	40,898
		Centene Corp., Senior Unsecured Notes:
20,000	BBB-	5.375% due 6/1/26(a)	20,859
30,000	BBB-	4.625% due 12/15/29	32,426
30,000	BBB-	3.375% due 2/15/30	30,340
		CommonSpirit Health:
30,000	BBB+	Secured Notes, 4.350% due 11/1/42	34,235
		Senior Secured Notes:
150,000	BBB+	3.347% due 10/1/29	161,059
190,000	BBB+	2.782% due 10/1/30	194,523
95,000	BBB+	3.910% due 10/1/50	100,277
		HCA Inc., Senior Secured Notes:
598,000	BBB-	5.000% due 3/15/24	667,188
622,000	BBB-	5.250% due 4/15/25	717,041
152,000	BBB-	5.250% due 6/15/26	176,971
429,000	BBB-	4.125% due 6/15/29	481,080
160,000	BBB-	5.500% due 6/15/47	201,740
295,000	BBB-	5.250% due 6/15/49	364,678
		Humana Inc., Senior Unsecured Notes:
280,000	BBB+	3.150% due 12/1/22	289,598
201,000	BBB+	4.500% due 4/1/25	226,324
30,000	BBB+	3.950% due 3/15/27	33,809
70,000	BBB+	4.625% due 12/1/42	83,405
40,000	BBB+	4.950% due 10/1/44	49,181
35,000	BBB+	3.950% due 8/15/49	38,234
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	549,816
39,000	A+	MidMichigan Health, Secured Notes, 3.409% due 6/1/50	40,182
		Molina Healthcare Inc., Senior Unsecured Notes:
255,000	BB-	5.375% due 11/15/22	267,112
39,000	BB-	3.875% due 11/15/30(a)	39,828
276,000	Aa2(b)	New York & Presbyterian Hospital (The), Unsecured Notes, 3.954% due 8/1/19	309,176
131,000	B+	Tenet Healthcare Corp., Senior Secured Notes, 4.875% due 1/1/26(a)	135,485
		UnitedHealth Group Inc., Senior Unsecured Notes:
20,000	A+	2.375% due 10/15/22	20,604
60,000	A+	3.500% due 6/15/23	63,946
70,000	A+	3.750% due 7/15/25	78,055
60,000	A+	1.250% due 1/15/26	60,805
50,000	A+	3.875% due 12/15/28	57,181

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Healthcare - Services - 0.7% - (continued)
$ 50,000	A+	2.000% due 5/15/30	$49,827
305,000	A+	4.750% due 7/15/45	389,717
70,000	A+	3.750% due 10/15/47	77,068
71,000	A+	4.250% due 6/15/48	85,044
30,000	A+	4.450% due 12/15/48	37,180
105,000	A+	3.700% due 8/15/49	116,382
120,000	A+	3.875% due 8/15/59	136,412
20,000	A+	3.125% due 5/15/60	19,896

		Total Healthcare - Services	8,073,919

Home Builders - 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	11,612
150,000	BB+	4.750% due 11/29/27	173,660
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	12,718
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	52,543

		Total Home Builders	250,533

Household Products/Wares - 0.0%
90,000	B	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	92,363

Insurance - 0.6%
		American International Group Inc., Senior Unsecured Notes:
90,000	BBB+	2.500% due 6/30/25	95,263
211,000	BBB+	4.500% due 7/16/44	246,801
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	25,576
270,000	A-	2.800% due 5/15/30	279,806
535,000	A+	Athene Global Funding, Senior Secured Notes, 0.710% (SOFR + 0.700%) due 5/24/24(a)(c)	536,412
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	488,610
350,000	AA	4.250% due 1/15/49	418,661
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	77,045
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	135,142
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	1,159,621
		Hartford Financial Services Group Inc. (The), Senior Unsecured Notes:
4,000	BBB+	4.300% due 4/15/43	4,607
50,000	BBB+	3.600% due 8/19/49	52,726
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
69,000	A-	4.375% due 3/15/29	80,511
249,000	A-	2.250% due 11/15/30	249,925
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	793,018
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.474% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	849,626
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	35,195
348,000	AA-	4.900% due 9/15/44(a)	434,706
85,000	AA-	4.270% due 5/15/47(a)	97,793
595,000	AA-	3.300% due 5/15/50(a)	589,672
97,000	BBB	Willis North America Inc., Company Guaranteed Notes, 4.500% due 9/15/28	111,869

		Total Insurance	6,762,585

Internet - 0.4%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25	39,716
70,000	AA+	0.800% due 8/15/27	68,238
80,000	AA+	1.100% due 8/15/30	74,795
140,000	AA+	2.050% due 8/15/50	118,778

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Internet - 0.4% - (continued)
		Amazon.com Inc., Senior Unsecured Notes:
$ 190,000	AA-	0.800% due 6/3/25	$191,353
240,000	AA-	1.200% due 6/3/27	239,393
130,000	AA-	3.150% due 8/22/27	143,554
180,000	AA-	1.500% due 6/3/30	174,008
40,000	AA-	2.100% due 5/12/31	40,120
80,000	AA-	3.875% due 8/22/37	92,289
360,000	AA-	2.875% due 5/12/41	359,075
160,000	AA-	4.950% due 12/5/44	208,733
100,000	AA-	4.050% due 8/22/47	116,499
200,000	AA-	2.500% due 6/3/50	180,314
40,000	AA-	4.250% due 8/22/57	48,449
		Expedia Group Inc., Company Guaranteed Notes:
43,000	BBB-	6.250% due 5/1/25(a)	50,163
69,000	BBB-	3.250% due 2/15/30	70,766
114,000	BBB-	2.950% due 3/15/31(a)	113,958
370,000	BBB-	Prosus NV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	421,124
		Tencent Holdings Ltd., Senior Unsecured Notes:
407,000	A+	2.985% due 1/19/23(a)	421,938
165,000	A+	3.975% due 4/11/29(a)	181,817
670,000	A+	3.680% due 4/22/41(a)	688,819
350,000	A+	3.840% due 4/22/51(a)	359,075

		Total Internet	4,402,974

Investment Companies - 0.0%
		Ares Capital Corp., Senior Unsecured Notes:
119,000	BBB-	3.250% due 7/15/25	125,553
391,000	BBB-	2.150% due 7/15/26	389,424

		Total Investment Companies	514,977

Iron/Steel - 0.1%
		ArcelorMittal SA, Senior Unsecured Notes:
210,000	BBB-	3.600% due 7/16/24	224,075
460,000	BBB-	4.550% due 3/11/26	514,163
30,000	BBB-	7.250% due 10/15/39	41,288
33,000	A-	Nucor Corp., Senior Unsecured Notes, 2.979% due 12/15/55(a)	30,833
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	169,548

		Total Iron/Steel	979,907

Leisure Time - 0.0%
110,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	110,837

Lodging - 0.1%
		Las Vegas Sands Corp., Senior Unsecured Notes:
270,000	BBB-	3.200% due 8/8/24	284,016
50,000	BBB-	2.900% due 6/25/25	52,234
89,000	BBB-	Marriott International Inc., Senior Unsecured Notes, 4.625% due 6/15/30	100,567
		Sands China Ltd., Senior Unsecured Notes:
400,000	BBB-	5.125% due 8/8/25	448,006
200,000	BBB-	3.800% due 1/8/26	217,000

		Total Lodging	1,101,823

Machinery - Diversified - 0.1%
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	43,732
130,000	A	3.750% due 4/15/50	150,905
320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	335,671
		Otis Worldwide Corp., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Machinery - Diversified - 0.1% - (continued)
$ 80,000	BBB	2.056% due 4/5/25	$83,103
78,000	BBB	2.565% due 2/15/30	79,728

		Total Machinery - Diversified	693,139

Media - 1.2%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB	5.125% due 5/1/27(a)	136,013
842,000	BB	4.500% due 8/15/30(a)	859,088
100,000	BB	4.500% due 5/1/32	101,236
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
300,000	BBB-	4.908% due 7/23/25	341,441
210,000	BBB-	3.750% due 2/15/28	228,767
260,000	BBB-	4.200% due 3/15/28	291,030
50,000	BBB-	5.375% due 4/1/38	59,634
647,000	BBB-	6.484% due 10/23/45	855,145
767,000	BBB-	5.750% due 4/1/48	940,735
100,000	BBB-	4.800% due 3/1/50	110,184
84,000	BBB-	3.900% due 6/1/52	81,239
128,000	BBB-	4.400% due 12/1/61	129,719
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	181,397
		Comcast Corp., Company Guaranteed Notes:
10,000	A-	3.100% due 4/1/25	10,851
30,000	A-	3.950% due 10/15/25	33,753
80,000	A-	3.150% due 3/1/26	87,399
177,000	A-	3.300% due 4/1/27	195,259
992,000	A-	4.150% due 10/15/28	1,145,034
342,000	A-	2.650% due 2/1/30	354,840
494,000	A-	3.400% due 4/1/30	539,334
200,000	A-	4.250% due 10/15/30	232,281
159,000	A-	1.950% due 1/15/31	154,047
30,000	A-	6.500% due 11/15/35	42,860
50,000	A-	3.900% due 3/1/38	56,277
153,000	A-	4.600% due 10/15/38	185,273
20,000	A-	3.250% due 11/1/39	20,694
20,000	A-	3.750% due 4/1/40	22,090
27,000	A-	4.750% due 3/1/44	33,644
119,000	A-	4.600% due 8/15/45	145,101
20,000	A-	3.400% due 7/15/46	20,748
82,000	A-	4.000% due 8/15/47	92,909
272,000	A-	3.969% due 11/1/47	306,121
20,000	A-	4.000% due 3/1/48	22,580
364,000	A-	4.700% due 10/15/48	453,155
66,000	A-	3.999% due 11/1/49	74,716
80,000	A-	3.450% due 2/1/50	83,445
60,000	A-	2.800% due 1/15/51	55,418
39,000	A-	4.049% due 11/1/52	44,646
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(a)	41,761
238,000	BBB	3.150% due 8/15/24(a)	255,676
70,000	BBB	3.850% due 2/1/25(a)	76,641
18,000	BBB	3.350% due 9/15/26(a)	19,563
66,000	BBB	4.600% due 8/15/47(a)	77,306
325,000	CCC+	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(a)	240,906
129,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 4.125% due 5/15/29	142,442

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Media - 1.2% - (continued)
		DISH DBS Corp., Company Guaranteed Notes:
$ 140,000	B-	7.750% due 7/1/26	$159,208
70,000	B-	5.125% due 6/1/29(a)	69,598
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	217,587
240,000	BBB	5.476% due 1/25/39	300,182
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	115,702
		Time Warner Cable LLC, Senior Secured Notes:
385,000	BBB-	4.000% due 9/1/21	386,016
230,000	BBB-	7.300% due 7/1/38	326,525
128,000	BBB-	5.875% due 11/15/40	161,357
490,000	BBB-	5.500% due 9/1/41	591,691
240,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	358,783
		ViacomCBS Inc., Senior Unsecured Notes:
10,000	BBB	3.875% due 4/1/24	10,819
255,000	BBB	4.200% due 5/19/32	287,661
114,000	BBB	5.850% due 9/1/43	147,583
225,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	241,031
		Walt Disney Co. (The), Company Guaranteed Notes:
418,000	BBB+	2.000% due 9/1/29	416,665
680,000	BBB+	2.650% due 1/13/31	703,542
25,000	BBB+	6.200% due 12/15/34	34,744
30,000	BBB+	6.650% due 11/15/37	43,999

		Total Media	14,155,091

Mining - 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(a)	380,073
617,000	BBB	4.750% due 4/10/27(a)	712,174
400,000	BBB	4.000% due 9/11/27(a)	445,307
200,000	BBB	2.625% due 9/10/30(a)	198,563
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	51,074
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	93,274
190,000	BBB	5.750% due 5/1/43	256,559
150,000	A	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	198,996
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	3.875% due 3/15/23	10,381
10,000	BB+	4.550% due 11/14/24	10,863
70,000	BB+	5.450% due 3/15/43	84,612
		Glencore Funding LLC, Company Guaranteed Notes:
820,000	BBB+	4.125% due 3/12/24(a)	888,381
210,000	BBB+	4.625% due 4/29/24(a)	231,978
261,000	BBB+	2.500% due 9/1/30(a)	256,000
200,000	Baa2(b)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(a)	242,961
26,000	BBB	Newmont Corp., Company Guaranteed Notes, 4.875% due 3/15/42	32,114
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	913,140
10,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	12,535
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	99,609

		Total Mining	5,118,594

Miscellaneous Manufacturers - 0.4%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	155,561
30,000	A+	3.050% due 4/15/30	32,701

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Miscellaneous Manufacturers - 0.4% - (continued)
$ 190,000	A+	3.700% due 4/15/50	$217,140
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	185,719
		General Electric Co., Senior Unsecured Notes:
30,000	BBB+	3.450% due 5/1/27	33,057
70,000	BBB+	3.625% due 5/1/30	77,013
390,000	BBB+	6.750% due 3/15/32	529,970
1,025,000	BBB+	0.636% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	854,580
122,000	BBB+	6.150% due 8/7/37	165,963
230,000	BBB+	5.875% due 1/14/38	305,402
720,000	BBB+	6.875% due 1/10/39	1,050,825
70,000	BBB+	4.250% due 5/1/40	79,392
90,000	BBB+	4.350% due 5/1/50	102,943
116,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 3.250% due 6/14/29	125,481
		Textron Inc., Senior Unsecured Notes:
16,000	BBB	3.875% due 3/1/25	17,458
70,000	BBB	3.650% due 3/15/27	77,199
140,000	BBB	3.900% due 9/17/29	155,077

		Total Miscellaneous Manufacturers	4,165,481

Oil & Gas - 1.7%
		Apache Corp., Senior Unsecured Notes:
181,000	BB+	3.250% due 4/15/22	183,358
220,000	BB+	4.375% due 10/15/28	225,995
30,000	BB+	4.750% due 4/15/43	29,697
60,000	BB+	4.250% due 1/15/44	56,587
		BP Capital Markets America Inc., Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	113,155
20,000	A-	2.937% due 4/6/23	20,953
230,000	A-	3.216% due 11/28/23	245,164
30,000	A-	3.790% due 2/6/24	32,597
300,000	A-	3.410% due 2/11/26	330,826
110,000	A-	3.633% due 4/6/30	121,853
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	294,266
30,000	A-	3.535% due 11/4/24	32,903
270,000	A-	3.506% due 3/17/25	297,555
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25	196,352
230,000	AA-	2.954% due 5/16/26	250,148
70,000	AA-	1.995% due 5/11/27	72,769
		Chevron USA Inc., Company Guaranteed Notes:
240,000	AA-	3.850% due 1/15/28	273,968
183,000	AA-	5.250% due 11/15/43	243,086
93,000	AA-	4.950% due 8/15/47	120,917
		Cimarex Energy Co., Senior Unsecured Notes:
470,000	BBB-	3.900% due 5/15/27	517,278
150,000	BBB-	4.375% due 3/15/29	168,685
		ConocoPhillips, Company Guaranteed Notes:
80,000	A-	3.750% due 10/1/27(a)	89,928
550,000	A-	4.300% due 8/15/28(a)	631,572
870,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 3.800% due 6/1/24	914,648
		Devon Energy Corp., Senior Unsecured Notes:
506,000	BBB-	5.850% due 12/15/25	599,264
280,000	BBB-	5.600% due 7/15/41	338,663

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Oil & Gas - 1.7% - (continued)
$ 10,000	BBB-	4.750% due 5/15/42	$11,040
280,000	BBB-	5.000% due 6/15/45	318,984
		Diamondback Energy Inc., Company Guaranteed Notes:
292,000	BBB-	3.500% due 12/1/29	310,094
298,000	BBB-	3.125% due 3/24/31	305,420
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25	99,869
760,000	BB+	5.875% due 5/28/45	788,500
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	30,738
		EOG Resources Inc., Senior Unsecured Notes:
184,000	A-	3.150% due 4/1/25	198,606
10,000	A-	4.150% due 1/15/26	11,296
20,000	A-	4.375% due 4/15/30	23,325
260,000	A-	3.900% due 4/1/35	288,781
170,000	A-	4.950% due 4/15/50	216,486
		EQT Corp., Senior Unsecured Notes:
20,000	BB	3.000% due 10/1/22	20,462
10,000	BB	7.625% due 2/1/25	11,692
30,000	BB	3.900% due 10/1/27	32,075
10,000	BB	5.000% due 1/15/29	11,112
		Exxon Mobil Corp., Senior Unsecured Notes:
30,000	AA-	1.571% due 4/15/23	30,735
430,000	AA-	2.992% due 3/19/25	463,987
380,000	AA-	3.043% due 3/1/26	414,199
180,000	AA-	3.482% due 3/19/30	199,254
70,000	AA-	4.114% due 3/1/46	79,642
110,000	AA-	4.327% due 3/19/50	130,780
100,000	AA-	3.452% due 4/15/51	104,132
200,000	Baa3(b)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	239,067
28,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	38,065
30,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	31,281
		Occidental Petroleum Corp., Senior Unsecured Notes:
200,000	BB-	6.950% due 7/1/24	222,650
310,000	BB-	2.900% due 8/15/24	309,613
760,000	BB-	5.550% due 3/15/26	812,250
90,000	BB-	3.400% due 4/15/26	87,867
140,000	BB-	7.500% due 5/1/31	166,893
75,000	BB-	7.875% due 9/15/31	91,402
150,000	BB-	4.500% due 7/15/44	130,257
90,000	BB-	4.625% due 6/15/45	79,579
30,000	BB-	4.100% due 2/15/47	24,119
560,000	BB-	4.200% due 3/15/48	460,611
200,000	Baa2(b)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(a)	205,345
360,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	406,170
		Petroleos Mexicanos, Company Guaranteed Notes:
280,000	BBB	5.950% due 1/28/31	272,650
199,000	BBB	6.625% due 6/15/35	192,284
1,170,000	BBB	6.750% due 9/21/47	1,035,637
170,000	BBB	6.950% due 1/28/60	150,798
200,000	A-	Petronas Capital Ltd., Company Guaranteed Notes, 2.480% due 1/28/32(a)	199,236
		Pioneer Natural Resources Co., Senior Unsecured Notes:
162,000	BBB	1.125% due 1/15/26	160,697
250,000	BBB	2.150% due 1/15/31	240,608

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Oil & Gas - 1.7% - (continued)
		Range Resources Corp., Company Guaranteed Notes:
$ 8,000	B+	5.875% due 7/1/22	$8,195
105,000	B+	5.000% due 3/15/23	108,150
50,000	B+	4.875% due 5/15/25	50,938
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26	282,726
300,000	A+	3.875% due 11/13/28	341,791
252,000	A+	2.375% due 11/7/29	258,817
60,000	A+	2.750% due 4/6/30	63,108
90,000	A+	4.550% due 8/12/43	109,881
292,000	A+	4.375% due 5/11/45	349,459
40,000	A+	4.000% due 5/10/46	45,644
31,000	A+	3.750% due 9/12/46	34,427
270,000	A+	3.250% due 4/6/50	276,214
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	438,803
58,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.800% due 5/15/38	81,357
92,075	CCC+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	91,557
140,000	CCC+	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	136,326
		WPX Energy Inc., Senior Unsecured Notes:
32,000	BBB-	5.250% due 10/15/27	34,288
20,000	BBB-	4.500% due 1/15/30	21,620

		Total Oil & Gas	18,793,776

Oil & Gas Services - 0.0%
		Halliburton Co., Senior Unsecured Notes:
14,000	BBB+	3.800% due 11/15/25	15,529
20,000	BBB+	4.850% due 11/15/35	23,075
50,000	BBB+	5.000% due 11/15/45	58,633
		Schlumberger Holdings Corp., Senior Unsecured Notes:
90,000	A	4.000% due 12/21/25(a)	100,565
171,000	A	3.900% due 5/17/28(a)	188,824
20,900	CCC+	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(a)	21,247
75,000	CCC+	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	74,507

		Total Oil & Gas Services	482,380

Packaging & Containers - 0.1%
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	138,136
		Berry Global Inc., Senior Secured Notes:
530,000	BBB-	1.570% due 1/15/26(a)	531,049
165,000	BBB-	4.875% due 7/15/26(a)	174,589
24,000	B+	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	24,765
20,000	BBB	WestRock RKT LLC, Company Guaranteed Notes, 4.000% due 3/1/23	21,034

		Total Packaging & Containers	889,573

Pharmaceuticals - 2.0%
		AbbVie Inc., Senior Unsecured Notes:
100,000	BBB+	3.450% due 3/15/22	101,954
680,000	BBB+	2.300% due 11/21/22	699,834
30,000	BBB+	3.750% due 11/14/23	32,332
730,000	BBB+	2.600% due 11/21/24	773,503
260,000	BBB+	3.800% due 3/15/25	285,585
100,000	BBB+	3.600% due 5/14/25	109,396
150,000	BBB+	2.950% due 11/21/26	161,056
470,000	BBB+	3.200% due 11/21/29	504,887
88,000	BBB+	4.550% due 3/15/35	104,963
155,000	BBB+	4.500% due 5/14/35	184,067

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Pharmaceuticals - 2.0% - (continued)
$ 430,000	BBB+	4.300% due 5/14/36	$498,298
175,000	BBB+	4.050% due 11/21/39	196,190
7,000	BBB+	4.625% due 10/1/42	8,368
489,000	BBB+	4.400% due 11/6/42	569,603
150,000	BBB+	4.750% due 3/15/45	182,803
345,000	BBB+	4.250% due 11/21/49	397,635
255,000	WR(b)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	275,481
168,000	BBB+	AstraZeneca PLC, Senior Unsecured Notes, 1.375% due 8/6/30	157,910
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(a)	314,229
625,000	BBB	4.375% due 12/15/28(a)	711,869
285,000	BBB	4.625% due 6/25/38(a)	330,471
140,000	BBB	4.400% due 7/15/44(a)	158,275
670,000	BBB	4.875% due 6/25/48(a)	804,398
		Becton Dickinson & Co., Senior Unsecured Notes:
830,000	BBB	3.363% due 6/6/24	893,548
61,000	BBB	3.734% due 12/15/24	66,807
47,000	BBB	4.685% due 12/15/44	56,588
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22	194,477
60,000	A+	3.550% due 8/15/22	62,430
326,000	A+	2.900% due 7/26/24	349,618
137,000	A+	3.875% due 8/15/25	153,745
240,000	A+	3.200% due 6/15/26	264,149
130,000	A+	3.400% due 7/26/29	144,313
46,000	A+	5.000% due 8/15/45	60,489
		Cigna Corp., Company Guaranteed Notes:
216,000	A-	3.750% due 7/15/23	230,795
121,000	A-	3.500% due 6/15/24	130,700
660,000	A-	4.125% due 11/15/25	744,427
90,000	A-	3.400% due 3/1/27	99,082
720,000	A-	4.375% due 10/15/28	831,904
300,000	A-	4.800% due 8/15/38	365,351
400,000	A-	4.900% due 12/15/48	499,640
		CVS Health Corp., Senior Unsecured Notes:
340,000	BBB	2.750% due 12/1/22	350,566
28,000	BBB	3.700% due 3/9/23	29,608
116,000	BBB	3.875% due 7/20/25	128,594
292,000	BBB	3.000% due 8/15/26	317,126
114,000	BBB	3.625% due 4/1/27	126,556
98,000	BBB	1.300% due 8/21/27	95,844
943,000	BBB	4.300% due 3/25/28	1,081,132
230,000	BBB	3.750% due 4/1/30	255,196
500,000	BBB	4.875% due 7/20/35	604,429
440,000	BBB	4.780% due 3/25/38	525,532
50,000	BBB	4.125% due 4/1/40	55,874
310,000	BBB	5.125% due 7/20/45	388,686
1,375,000	BBB	5.050% due 3/25/48	1,708,617
30,000	BBB	4.250% due 4/1/50	33,939
138,458	BBB	CVS Pass-Through Trust, Senior Secured Notes, 6.036% due 12/10/28	163,731
88,000	A-	Evernorth Health Inc., Company Guaranteed Notes, 4.500% due 2/25/26	99,505
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	99,552

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Pharmaceuticals - 2.0% - (continued)
$ 400,000	AAA	2.450% due 3/1/26	$428,644
210,000	AAA	0.950% due 9/1/27	207,234
110,000	AAA	3.625% due 3/3/37	126,215
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	231,546
160,000	A+	2.625% due 4/1/30	168,231
140,000	A+	1.700% due 5/28/30	137,042
42,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	45,930
		Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes:
200,000	BBB+	4.400% due 11/26/23	218,255
607,000	BBB+	2.050% due 3/31/30	592,514
		Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes:
50,000	BB-	3.650% due 11/10/21	50,352
50,000	BB-	2.950% due 12/18/22	50,307
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
120,000	BB-	2.200% due 7/21/21	119,910
300,000	BB-	2.800% due 7/21/23	297,750
220,000	BB-	7.125% due 1/31/25	240,585
540,000	BB-	3.150% due 10/1/26	509,622
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	181,734

		Total Pharmaceuticals	22,381,528

Pipelines - 1.6%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	52,075
533,000	A	3.302% due 1/15/35(a)	557,915
285,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	331,206
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	45,814
		Energy Transfer LP:
140,000	BB	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 5.134%)(c)(d)	140,700
		Senior Unsecured Notes:
230,000	BBB-	5.875% due 1/15/24	256,087
270,000	BBB-	4.500% due 4/15/24	296,048
98,000	BBB-	4.050% due 3/15/25	106,520
10,000	BBB-	3.900% due 7/15/26	10,947
89,000	BBB-	4.200% due 4/15/27	97,984
530,000	BBB-	5.500% due 6/1/27	620,903
303,000	BBB-	4.000% due 10/1/27	331,266
30,000	BBB-	4.950% due 6/15/28	34,410
266,000	BBB-	5.250% due 4/15/29	310,317
300,000	BBB-	8.250% due 11/15/29	406,916
430,000	BBB-	3.750% due 5/15/30	458,443
200,000	BBB-	5.300% due 4/1/44	221,436
10,000	BBB-	5.350% due 5/15/45	11,272
300,000	BBB-	5.400% due 10/1/47	341,087
200,000	BBB-	6.000% due 6/15/48	242,878
10,000	BBB-	6.250% due 4/15/49	12,525
470,000	BBB-	5.000% due 5/15/50	521,165
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	54,092
780,000	BBB+	4.150% due 10/16/28	886,997
340,000	BBB+	2.800% due 1/31/30	354,491
200,000	BBB+	4.850% due 3/15/44	237,386
90,000	BBB+	3.700% due 1/31/51	90,748

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Pipelines - 1.6% - (continued)
$ 70,000	BBB+	3.950% due 1/31/60	$72,273
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
42,000	BBB	6.950% due 1/15/38	58,614
29,000	BBB	5.000% due 3/1/43	33,658
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(a)	531,186
290,000	BBB	4.300% due 3/1/28	328,500
100,000	BBB	5.550% due 6/1/45	123,848
10,000	BBB	5.200% due 3/1/48	12,088
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	37,349
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	203,438
360,000	BBB	4.800% due 2/15/29	417,616
150,000	BBB	4.500% due 4/15/38	166,833
260,000	BBB	4.700% due 4/15/48	290,757
150,000	BBB	5.500% due 2/15/49	186,170
		NGPL PipeCo LLC, Senior Unsecured Notes:
327,000	BBB-	4.375% due 8/15/22(a)	338,788
190,000	BBB-	4.875% due 8/15/27(a)	217,560
166,000	BBB-	3.250% due 7/15/31(a)	168,682
55,000	BBB-	7.768% due 12/15/37(a)	76,014
		Northern Natural Gas Co., Senior Unsecured Notes:
94,000	A	4.300% due 1/15/49(a)	108,554
54,000	A	3.400% due 10/16/51(a)	53,861
187,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	209,965
270,240	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	349,208
300,000	BBB-	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.650% due 10/15/25	335,970
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(a)	307,911
280,000	BB+	6.875% due 4/15/40(a)	301,757
287,879	CCC+	Ruby Pipeline LLC, Senior Unsecured Notes, 8.000% due 4/1/22(a)(f)	254,891
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
424,000	BBB-	5.750% due 5/15/24	478,947
110,000	BBB-	5.625% due 3/1/25	126,402
215,000	BBB-	5.000% due 3/15/27	249,258
296,000	BBB-	4.200% due 3/15/28	330,563
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	361,463
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
20,000	BB	5.875% due 4/15/26	20,975
20,000	BB	5.375% due 2/1/27	20,848
50,000	BB	6.500% due 7/15/27	54,251
20,000	BB	6.875% due 1/15/29	22,250
50,000	BB	5.500% due 3/1/30	54,086
40,000	BB	4.000% due 1/15/32(a)	39,716
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	571,391
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	30,732
184,000	BBB+	3.500% due 1/15/28(a)	198,318
221,000	BBB+	4.150% due 1/15/48(a)	237,639
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
949,000	BBB	7.850% due 2/1/26	1,211,285
489,000	BBB	4.000% due 3/15/28	550,052
42,000	BBB	3.950% due 5/15/50	44,342

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Pipelines - 1.6% - (continued)
		Western Midstream Operating LP, Senior Unsecured Notes:
$ 50,000	BB	2.288% (3-Month USD-LIBOR + 2.100%) due 1/13/23(c)	$49,888
140,000	BB	4.350% due 2/1/25	146,125
40,000	BB	4.500% due 3/1/28	42,500
430,000	BB	5.300% due 2/1/30	474,613
10,000	BB	5.500% due 8/15/48	10,386
90,000	BB	6.500% due 2/1/50	100,344
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	67,756
260,000	BBB	7.750% due 6/15/31	352,839
116,000	BBB	8.750% due 3/15/32	173,847

		Total Pipelines	18,237,935

Real Estate Investment Trusts (REITs) - 0.7%
103,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.800% due 4/15/26	114,952
		American Tower Corp., Senior Unsecured Notes:
111,000	BBB-	3.950% due 3/15/29	123,487
212,000	BBB-	3.800% due 8/15/29	233,771
197,000	BBB-	2.100% due 6/15/30	190,676
489,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	519,776
		Crown Castle International Corp., Senior Unsecured Notes:
172,000	BBB-	3.700% due 6/15/26	189,691
150,000	BBB-	3.100% due 11/15/29	156,980
248,000	BBB-	3.300% due 7/1/30	263,471
25,000	BBB-	2.250% due 1/15/31	24,193
74,000	BBB-	4.150% due 7/1/50	80,897
400,000	BBB-	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 3.450% due 11/15/29	419,280
392,000	BBB+	Duke Realty LP, Senior Unsecured Notes, 2.875% due 11/15/29	408,345
181,000	BBB	Equifax Inc., Senior Unsecured Notes, 3.200% due 11/18/29	191,615
125,000	BBB	Equinix Inc., Senior Unsecured Notes, 2.000% due 5/15/28	125,154
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
620,000	BBB-	5.250% due 6/1/25	701,161
490,000	BBB-	5.375% due 4/15/26	560,359
220,000	BBB-	5.300% due 1/15/29	254,108
311,000	BBB-	4.000% due 1/15/30	329,957
485,000	BBB	Healthcare Realty Trust Inc., Senior Unsecured Notes, 3.625% due 1/15/28	526,641
350,000	BBB	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	366,165
31,000	BBB+	Healthpeak Properties Inc., Senior Unsecured Notes, 3.400% due 2/1/25	33,482
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	392,381
160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	167,920
164,000	BBB+	National Retail Properties Inc., Senior Unsecured Notes, 3.100% due 4/15/50	153,550
67,000	A-	Prologis LP, Senior Unsecured Notes, 3.000% due 4/15/50	65,026
76,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.250% due 1/15/31	81,442
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	70,510
800,000	BBB-	SL Green Operating Partnership LP, Company Guaranteed Notes, 3.250% due 10/15/22	826,283
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	431,743

		Total Real Estate Investment Trusts (REITs)	8,003,016

Retail - 0.4%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	274,207
		Costco Wholesale Corp., Senior Unsecured Notes:
260,000	A+	1.375% due 6/20/27	261,773
160,000	A+	1.600% due 4/20/30	155,425
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	224,044

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Retail - 0.4% - (continued)
$ 70,000	A	3.300% due 4/15/40	$73,938
25,000	A	4.200% due 4/1/43	29,694
20,000	A	3.900% due 6/15/47	22,757
210,000	A	3.350% due 4/15/50	221,682
		Lowe’s Cos., Inc., Senior Unsecured Notes:
251,000	BBB+	3.650% due 4/5/29	277,750
70,000	BBB+	4.500% due 4/15/30	81,937
155,000	B	Magic Mergeco Inc., Senior Secured Notes, 5.250% due 5/1/28(a)	157,132
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	43,595
30,000	BBB+	1.450% due 9/1/25	30,705
140,000	BBB+	3.700% due 1/30/26	155,828
30,000	BBB+	3.500% due 3/1/27	33,204
60,000	BBB+	3.500% due 7/1/27	66,717
340,000	BBB+	3.800% due 4/1/28	381,635
123,000	BBB+	2.125% due 3/1/30	122,765
100,000	BBB+	3.600% due 7/1/30	110,826
55,000	BBB+	4.600% due 5/26/45	65,934
125,000	BBB+	4.875% due 12/9/45	155,925
20,000	BBB+	3.625% due 9/1/49	21,085
290,000	BBB+	4.200% due 4/1/50	336,380
215,000	BBB+	Starbucks Corp., Senior Unsecured Notes, 2.250% due 3/12/30	214,291
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	126,861
110,000	A	TJX Cos., Inc. (The), Senior Unsecured Notes, 3.500% due 4/15/25	120,547
		Walmart Inc., Senior Unsecured Notes:
50,000	AA	3.550% due 6/26/25	55,506
100,000	AA	3.050% due 7/8/26	109,887
290,000	AA	3.700% due 6/26/28	329,522

		Total Retail	4,261,552

Savings & Loans - 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
75,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	79,115
500,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	538,681

		Total Savings & Loans	617,796

Semiconductors - 0.6%
63,000	A-	Applied Materials Inc., Senior Unsecured Notes, 1.750% due 6/1/30	61,672
245,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	269,469
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB-	3.625% due 10/15/24	92,586
370,000	BBB-	4.700% due 4/15/25	417,403
280,000	BBB-	3.150% due 11/15/25	301,172
304,000	BBB-	4.750% due 4/15/29	348,260
653,000	BBB-	5.000% due 4/15/30	755,050
200,000	BBB-	4.150% due 11/15/30	219,290
257,000	BBB-	Senior Unsecured Notes, 3.469% due 4/15/34(a)	261,005
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	77,732
2,000	A+	2.450% due 11/15/29	2,080
10,000	A+	4.600% due 3/25/40	12,193
54,000	A+	3.734% due 12/8/47	59,038
600,000	A+	4.750% due 3/25/50	765,657
		KLA Corp., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Semiconductors - 0.6% - (continued)
$ 284,000	BBB+	4.100% due 3/15/29	$323,593
149,000	BBB+	3.300% due 3/1/50	148,331
		Lam Research Corp., Senior Unsecured Notes:
100,000	A-	3.750% due 3/15/26	112,106
49,000	A-	4.875% due 3/15/49	63,852
125,000	A-	2.875% due 6/15/50	120,267
150,000	BBB-	Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	155,612
		NVIDIA Corp., Senior Unsecured Notes:
120,000	A-	3.500% due 4/1/40	131,167
533,000	A-	3.500% due 4/1/50	574,108
160,000	A-	3.700% due 4/1/60	176,829
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25(a)	95,237
91,000	BBB	3.150% due 5/1/27(a)	97,867
462,000	BBB	4.300% due 6/18/29(a)	525,352
81,000	BBB	2.500% due 5/11/31(a)	81,784
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	37,124
44,000	A-	4.800% due 5/20/45	56,081
121,000	A-	4.300% due 5/20/47	144,325
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	88,012

		Total Semiconductors	6,574,254

Shipbuilding - 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
145,000	BBB-	3.844% due 5/1/25	159,382
185,000	BBB-	3.483% due 12/1/27	202,836

		Total Shipbuilding	362,218

Software - 0.9%
		Activision Blizzard Inc., Senior Unsecured Notes:
189,000	A-	3.400% due 9/15/26	208,908
203,000	A-	2.500% due 9/15/50	173,795
		Autodesk Inc., Senior Unsecured Notes:
139,000	BBB	4.375% due 6/15/25	156,114
190,000	BBB	2.850% due 1/15/30	198,391
227,000	BBB	Citrix Systems Inc., Senior Unsecured Notes, 3.300% due 3/1/30	236,320
435,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 1.850% due 2/15/31	415,058
142,000	BBB	Fidelity National Information Services Inc., Senior Unsecured Notes, 3.100% due 3/1/41	140,144
		Fiserv Inc., Senior Unsecured Notes:
165,000	BBB	4.200% due 10/1/28	188,406
461,000	BBB	3.500% due 7/1/29	501,388
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	287,212
70,000	AAA	2.700% due 2/12/25	75,262
1,030,000	AAA	2.400% due 8/8/26	1,099,846
670,000	AAA	3.300% due 2/6/27	746,746
98,000	AAA	4.200% due 11/3/35	118,978
5,000	AAA	3.450% due 8/8/36	5,593
7,000	AAA	2.525% due 6/1/50	6,526
18,000	AAA	2.921% due 3/17/52	18,090
8,000	AAA	2.675% due 6/1/60	7,477
42,000	AAA	3.041% due 3/17/62	42,307
		Oracle Corp., Senior Unsecured Notes:
360,000	A	1.650% due 3/25/26	364,864

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Software - 0.9% - (continued)
$ 603,000	A	2.800% due 4/1/27	$641,826
288,000	A	3.250% due 11/15/27	313,491
309,000	A	2.300% due 3/25/28	316,447
855,000	A	2.875% due 3/25/31	877,206
1,154,000	A	4.300% due 7/8/34	1,318,481
267,000	A	3.850% due 7/15/36	290,003
37,000	A	3.800% due 11/15/37	39,551
322,000	A	5.375% due 7/15/40	404,517
320,000	A	3.650% due 3/25/41	326,886
157,000	BBB+	Roper Technologies Inc., Senior Unsecured Notes, 1.000% due 9/15/25	156,823
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A	3.250% due 4/11/23	137,052
450,000	A	3.700% due 4/11/28	509,794

		Total Software	10,323,502

Telecommunications - 2.5%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(a)	992,711
20,000	BBB	4.250% due 3/1/27	22,770
628,000	BBB	2.300% due 6/1/27	651,113
294,000	BBB	1.650% due 2/1/28	290,377
64,000	BBB	4.350% due 3/1/29	73,300
315,000	BBB	4.300% due 2/15/30	359,143
304,000	BBB	2.750% due 6/1/31	308,497
50,000	BBB	2.250% due 2/1/32	48,141
860,000	BBB	2.550% due 12/1/33(a)	832,423
562,000	BBB	4.500% due 5/15/35	645,873
47,000	BBB	6.250% due 3/29/41	64,413
30,000	BBB	4.900% due 6/15/42	35,694
70,000	BBB	3.100% due 2/1/43	66,539
301,000	BBB	4.650% due 6/1/44	342,592
73,000	BBB	4.350% due 6/15/45	80,741
820,000	BBB	4.750% due 5/15/46	961,569
238,000	BBB	4.500% due 3/9/48	268,346
273,000	BBB	3.550% due 9/15/55(a)	259,454
1,248,000	BBB	3.800% due 12/1/57(a)	1,235,612
45,000	BBB	3.650% due 9/15/59(a)	43,205
25,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	28,122
160,000	B+	Frontier Communications Holdings LLC, Senior Secured Notes, 5.000% due 5/1/28(a)	164,200
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
400,000	WR(b)	5.500% due 8/1/23(g)	233,500
184,000	WR(b)	8.500% due 10/15/24(a)(g)	109,498
605,000	WR(b)	9.750% due 7/15/25(a)(g)	354,893
132,000	BBB-	Level 3 Financing Inc., Senior Secured Notes, 3.400% due 3/1/27(a)	140,808
		Motorola Solutions Inc., Senior Unsecured Notes:
308,000	BBB-	4.600% due 2/23/28	353,627
261,000	BBB-	4.600% due 5/23/29	300,126
171,000	BBB-	2.300% due 11/15/30	165,841
19,000	BBB-	5.500% due 9/1/44	23,826
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	178,125
34,000	BB	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	38,568
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
368,375	Baa1(b)	3.360% due 9/20/21(a)	369,570
1,405,000	Baa1(b)	4.738% due 3/20/25(a)	1,508,577

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Telecommunications - 2.5% - (continued)
$ 1,000,000	Baa1(b)	5.152% due 3/20/28(a)	$1,147,085
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	372,420
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
63,000	BB	4.500% due 2/1/26	64,676
40,000	BB	2.250% due 2/15/26	40,388
192,000	BB	4.750% due 2/1/28	205,461
110,000	BB	2.625% due 2/15/29	106,347
80,000	BB	2.875% due 2/15/31	77,270
1,000,000	BB	3.500% due 4/15/31	1,017,920
		Senior Secured Notes:
360,000	BBB-	3.500% due 4/15/25	391,160
1,609,000	BBB-	3.750% due 4/15/27	1,771,485
175,000	BBB-(h)	2.050% due 2/15/28	174,519
525,000	BBB-	3.875% due 4/15/30	575,802
415,000	Baa3(b)	2.550% due 2/15/31	412,128
60,000	BBB-(h)	2.250% due 11/15/31	57,909
450,000	BBB-	4.375% due 4/15/40	504,621
60,000	BBB-(h)	3.000% due 2/15/41	56,417
10,000	BBB-	3.300% due 2/15/51	9,423
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24	86,994
100,000	BBB+	3.376% due 2/15/25	109,022
40,000	BBB+	0.850% due 11/20/25	39,621
90,000	BBB+	1.450% due 3/20/26	90,951
220,000	BBB+	2.625% due 8/15/26	233,986
223,000	BBB+	4.125% due 3/16/27	254,793
422,000	BBB+	2.100% due 3/22/28	428,101
758,000	BBB+	4.329% due 9/21/28	872,644
887,000	BBB+	3.150% due 3/22/30	944,863
157,000	BBB+	1.500% due 9/18/30	147,623
79,000	BBB+	1.680% due 10/30/30	74,261
233,000	BBB+	1.750% due 1/20/31	219,156
442,000	BBB+	2.550% due 3/21/31	445,189
630,000	BBB+	4.500% due 8/10/33	741,615
140,000	BBB+	4.400% due 11/1/34	163,923
150,000	BBB+	5.250% due 3/16/37	191,645
379,000	BBB+	2.650% due 11/20/40	350,553
53,000	BBB+	3.400% due 3/22/41	54,069
369,000	BBB+	4.750% due 11/1/41	450,275
100,000	BBB+	4.125% due 8/15/46	112,930
226,000	BBB+	4.862% due 8/21/46	281,346
20,000	BBB+	5.500% due 3/16/47	27,040
150,000	BBB+	4.522% due 9/15/48	178,072
109,000	BBB+	4.000% due 3/22/50	120,148
430,000	BBB+	2.875% due 11/20/50	389,403
42,000	BBB+	3.550% due 3/22/51	42,754
60,000	BBB+	2.987% due 10/30/56	53,691
54,000	BBB+	3.700% due 3/22/61	54,685
450,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.250% due 1/31/31(a)	436,691
		Vodafone Group PLC, Senior Unsecured Notes:
161,000	BBB	4.125% due 5/30/25	180,447
190,000	BBB	4.375% due 5/30/28	219,036

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.2% - (continued)
Telecommunications - 2.5% - (continued)
$ 1,241,000	BBB	4.875% due 6/19/49	$1,499,962

		Total Telecommunications	28,032,314

Toys/Games/Hobbies - 0.0%
		Hasbro Inc., Senior Unsecured Notes:
44,000	BBB-	2.600% due 11/19/22	45,346
7,000	BBB-	3.900% due 11/19/29	7,690

		Total Toys/Games/Hobbies	53,036

Transportation - 0.4%
217,000	AA-	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.150% due 12/15/48	257,079
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	256,363
64,000	BBB+	3.250% due 6/1/27	70,121
133,000	BBB+	4.250% due 3/15/29	153,188
28,000	BBB+	2.400% due 2/15/30	28,455
34,000	BBB+	4.300% due 3/1/48	39,400
31,000	BBB+	3.350% due 9/15/49	31,504
548,000	BBB	FedEx Corp., Company Guaranteed Notes, 4.250% due 5/15/30	628,579
		Norfolk Southern Corp., Senior Unsecured Notes:
181,000	BBB+	2.550% due 11/1/29	187,452
33,000	BBB+	4.800% due 8/15/43	38,537
37,000	BBB+	4.100% due 5/15/49	42,199
36,000	BBB+	3.050% due 5/15/50	34,695
		Ryder System Inc., Senior Unsecured Notes:
69,000	BBB	2.500% due 9/1/24	72,680
115,000	BBB	4.625% due 6/1/25	130,827
161,000	BBB	2.900% due 12/1/26	172,989
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	66,203
50,000	A-	3.750% due 7/15/25	55,712
60,000	A-	2.150% due 2/5/27	62,256
529,000	A-	2.891% due 4/6/36(a)	536,624
240,000	A-	3.250% due 2/5/50	240,136
300,000	A-	3.839% due 3/20/60	322,763
160,000	A-	3.750% due 2/5/70	167,242
		United Parcel Service Inc., Senior Unsecured Notes:
264,000	A-	3.400% due 3/15/29	295,164
151,000	A-	2.500% due 9/1/29	158,278
110,000	A-	4.450% due 4/1/30	131,515

		Total Transportation	4,179,961

Trucking & Leasing - 0.0%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(a)	116,481
97,000	BBB	3.950% due 3/10/25(a)	106,463
99,000	BBB	4.000% due 7/15/25(a)	109,457
98,000	BBB	1.200% due 11/15/25(a)	97,437
123,000	BBB	1.700% due 6/15/26(a)	123,975

		Total Trucking & Leasing	553,813

		TOTAL CORPORATE BONDS & NOTES (Cost - $321,512,875)	342,546,556

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 29.6%
U.S. GOVERNMENT AGENCIES - 0.1%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	406,680
		Federal National Mortgage Association (FNMA), Principal Strip:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 29.6% - (continued)
U.S. GOVERNMENT AGENCIES - 0.1% - (continued)
$ 575,000	zero coupon, due 1/15/30(i)	$493,909
595,000	zero coupon, due 5/15/30(i)	508,380

	TOTAL U.S. GOVERNMENT AGENCIES	1,408,969

U.S. GOVERNMENT OBLIGATIONS - 29.5%
	U.S. Treasury Bonds:
1,565,000	4.375% due 2/15/38	2,103,611
3,815,000	1.125% due 8/15/40	3,176,062
6,170,000	1.375% due 11/15/40	5,365,490
7,866,000	1.875% due 2/15/41	7,467,784
40,000	2.250% due 5/15/41	40,406
2,270,000	3.125% due 11/15/41	2,630,939
100,000	3.125% due 2/15/43	116,010
502,500	3.625% due 8/15/43	628,684
11,510,000	3.750% due 11/15/43	14,679,072
1,095,000	3.625% due 2/15/44	1,373,476
415,000	3.125% due 8/15/44	482,624
1,375,000	3.000% due 11/15/44	1,566,533
245,000	2.875% due 8/15/45	273,639
1,412,500	3.000% due 11/15/45	1,613,533
4,260,000	2.500% due 2/15/46	4,448,621
738,000	3.000% due 2/15/47	845,399
500,000	2.750% due 8/15/47	547,617
2,120,000	3.000% due 2/15/48	2,431,955
595,000	3.375% due 11/15/48	731,571
4,480,000	2.000% due 2/15/50	4,208,925
10,870,000	1.250% due 5/15/50	8,452,911
10,210,000	1.375% due 8/15/50	8,202,299
5,205,000	1.625% due 11/15/50	4,462,068
21,198,000	1.875% due 2/15/51	19,334,895
9,620,000	2.375% due 5/15/51	9,836,450
	U.S. Treasury Inflation Indexed Bonds:
303,444	1.750% due 1/15/28	370,088
1,019,608	2.125% due 2/15/40	1,500,900
338,668	2.125% due 2/15/41	502,982
726,783	0.750% due 2/15/42	866,893
556,895	1.375% due 2/15/44	749,705
11,248	0.750% due 2/15/45	13,465
2,020,000	U.S. Treasury Strip Principal, zero coupon, due 5/15/49(i)	1,052,807
	U.S. Treasury Notes:
1,635,000	0.125% due 6/30/22	1,635,926
6,000,000	0.125% due 7/31/22	6,003,984
1,765,000	0.125% due 11/30/22	1,765,620
9,845,000	0.125% due 2/28/23	9,845,385
26,410,000	0.125% due 3/31/23	26,406,905
20,495,000	0.125% due 4/30/23	20,490,196
3,315,000	0.125% due 5/15/23	3,314,223
20,625,000	0.125% due 5/31/23	20,617,387
2,065,000	0.250% due 6/15/23	2,069,114
620,000	0.125% due 7/15/23	619,564
725,000	0.125% due 8/15/23	724,320
5,790,000	0.125% due 10/15/23	5,781,858
40,000	0.250% due 11/15/23	40,055
3,015,000	0.125% due 12/15/23	3,008,464

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 29.6% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 29.5% - (continued)
$ 5,940,000	0.125% due 2/15/24	$5,922,366
4,100,000	0.250% due 3/15/24	4,100,000
4,424,000	0.250% due 5/15/24	4,417,952
210,000	1.750% due 7/31/24	219,352
480,000	0.375% due 4/30/25	477,056
3,730,000	0.250% due 5/31/25	3,684,322
3,060,000	0.250% due 6/30/25	3,019,778
375,000	0.250% due 9/30/25	368,789
2,840,000	0.250% due 10/31/25	2,788,691
1,920,000	0.375% due 11/30/25	1,893,488
620,000	0.375% due 12/31/25	610,785
545,000	0.375% due 1/31/26	536,112
4,214,000	0.500% due 2/28/26	4,165,934
25,990,000	0.750% due 3/31/26	25,973,756
16,936,000	0.750% due 4/30/26	16,912,845
18,735,000	0.750% due 5/31/26	18,690,907
130,000	0.625% due 12/31/27	125,435
7,910,000	0.750% due 1/31/28	7,683,669
223,000	1.125% due 2/29/28	221,833
1,830,000	1.250% due 3/31/28	1,832,859
3,600,000	1.250% due 4/30/28	3,601,687
2,910,000	1.250% due 5/31/28	2,908,409
18,000	0.875% due 11/15/30	16,912
1,310,000	1.125% due 2/15/31	1,255,655
10,600,000	1.625% due 5/15/31	10,630,641

	TOTAL U.S. GOVERNMENT OBLIGATIONS	334,459,648

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $338,953,634)	335,868,617

MORTGAGE-BACKED SECURITIES - 24.5%
FHLMC - 4.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
1,378,927	5.000% due 6/1/21 - 3/1/50	1,533,280
974,291	4.500% due 4/1/29 - 3/1/50	1,055,172
303,502	5.500% due 1/1/30 - 2/1/40	347,343
6,951,241	3.000% due 3/1/31 - 9/1/50	7,359,532
3,178,353	2.500% due 11/1/31 - 4/1/51	3,305,892
17,860,933	3.500% due 4/1/33 - 5/1/50	19,270,937
4,899,845	2.000% due 3/1/36 - 5/1/51	4,994,379
35,830	6.000% due 5/1/38 - 6/1/39	41,946
10,113	7.000% due 3/1/39	11,904
97,265	6.500% due 9/1/39	111,707
8,789,781	4.000% due 9/1/40 - 3/1/50	9,650,703
171,001	2.083% (5-Year CMT Index + 1.284%) due 3/1/47(c)	178,281
296,968	1.500% due 3/1/51	289,022

	TOTAL FHLMC	48,150,098

FNMA - 15.7%
	Federal National Mortgage Association (FNMA):
247,950	6.000% due 9/1/21 - 7/1/41	284,825
2,205,587	5.000% due 6/1/22 - 3/1/50	2,463,446
1,049,448	5.500% due 3/1/23 - 9/1/56	1,217,256
8,580,772	4.500% due 3/1/24 - 8/1/58	9,427,968
8,275,812	4.000% due 4/1/24 - 6/1/57	8,994,233
15,499,864	3.500% due 11/1/25 - 8/1/50	16,595,223

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 24.5% - (continued)
FNMA - 15.7% - (continued)
$ 13,650,974		2.500% due 11/1/27 - 6/1/51	$14,209,647
26,776,587		3.000% due 12/1/27 - 4/1/51	28,328,947
1,157,358		3.640% due 3/1/28	1,315,667
77,936		3.160% due 5/1/29	86,742
400,000		2.790% due 8/1/29	436,739
96,946		1.789% (1-Year USD-LIBOR + 1.539%) due 3/1/34(c)	97,036
321,281		3.360% due 7/1/35	358,466
18,425		2.035% (1-Year Treasury Average Rate + 1.860%) due 10/1/35(c)	19,481
20,368		2.008% (1-Year Treasury Average Rate + 1.850%) due 11/1/35(c)	21,527
5,860		2.054% (1-Year Treasury Average Rate + 1.875%) due 11/1/35(c)	6,199
95,848		1.500% due 12/1/35	97,264
35,800,000		2.000% due 6/1/36 - 6/1/51(j)	36,256,136
21,529,666		2.000% due 6/1/36 - 6/1/51	21,846,068
4,540,000		1.500% due 7/1/36(j)	4,590,148
20,929		7.000% due 4/1/37	24,058
42,264		1.515% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	42,461
169,124		6.500% due 9/1/37 - 5/1/40	196,588
200,000		4.500% due 6/1/51(j)	215,832
29,925,000		2.500% due 7/1/51 - 8/1/51(j)	30,911,996

		TOTAL FNMA	178,043,953

GNMA - 4.5%
		Government National Mortgage Association (GNMA):
21,520		6.000% due 12/15/33 - 6/15/37	24,476
321,807		5.000% due 10/15/34 - 9/15/40	368,356
29,971		5.500% due 5/15/37 - 6/15/38	34,993
44,082		6.500% due 1/15/38 - 10/15/38	52,223
71,411		4.500% due 3/15/41	80,604
475,887		4.000% due 6/15/41 - 11/15/45	539,318
269,496		3.000% due 9/15/42 - 10/15/42	285,698
195,819		3.500% due 6/15/48 - 5/15/50	209,551
		Government National Mortgage Association II (GNMA):
39		9.000% due 11/20/21	39
62,989		6.000% due 7/20/37 - 11/20/40	73,659
3,825,812		4.500% due 1/20/40 - 3/20/50	4,145,333
1,170,106		5.000% due 7/20/40 - 1/20/49	1,284,868
5,180,396		4.000% due 11/20/40 - 4/20/50	5,588,303
9,583,182		3.000% due 1/20/43 - 4/20/51	10,061,761
10,128,211		3.500% due 6/20/43 - 11/20/50	10,739,238
4,015,494		2.500% due 9/20/50 - 5/20/51	4,165,840
3,904,019		2.000% due 12/20/50 - 5/20/51	3,974,367
3,575,000		2.000% due 6/20/51(j)	3,635,887
6,000,000		2.500% due 6/20/51(j)	6,214,922

		TOTAL GNMA	51,479,436

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $273,690,780)	277,673,487

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
1,503,332	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.312% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	1,489,031
568,984	Aaa(b)	ACRES Commercial Realty Corp., Series 2020-RSO8, Class A, 1.251% (1-Month USD-LIBOR + 1.150%) due 3/15/35(a)(c)	570,035
81,417	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.742% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	67,608
909,134	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 0.712% (1-Month USD-LIBOR + 0.620%) due 11/25/35(c)	896,881
676,600	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/7/49(a)	699,174

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
$ 45,850	Aaa(b)	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	$45,914
		Asset-Backed Securities Corp. Home Equity Loan Trust:
619,287	CCC	Series 2007-HE1, Class A1B, 0.242% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	603,899
909,450	CCC	Series 2007-HE1, Class A4, 0.232% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	890,045
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	514,541
420,000	AAA(h)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	481,014
710,000	AAA(h)	Series 2020-JGDN, Class A, 2.851% (1-Month USD-LIBOR + 2.750%) due 11/15/30(a)(c)	722,048
29,080	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.886% due 7/25/34(c)	29,682
459,457	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 0.988% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	459,787
146,560	WD(h)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.159% due 5/25/47(c)	145,766
64,026	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 2.618% due 5/25/35(c)	65,617
324,771	CC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	328,610
		Benchmark Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	295,185
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	373,074
775,000	AAA	BlueMountain Fuji US Clo I Ltd., Series 2017-1A, Class A1R, 1.168% (3-Month USD-LIBOR + 0.980%) due 7/20/29(a)(c)	774,223
		BX Commercial Mortgage Trust:
504,000	NR	Series 2018-IND, Class G, 2.151% (1-Month USD-LIBOR + 2.050%) due 11/15/35(a)(c)	505,004
940,000	AAA	Series 2019-IMC, Class A, 1.101% (1-Month USD-LIBOR + 1.000%) due 4/15/34(a)(c)	939,483
2,005,158	AA+	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.285% due 5/10/50(c)(k)	106,462
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	566,495
50,894	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.726% due 2/25/37(c)	51,163
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
343,317	BBB	Series 2004-2A, Class A1, 0.362% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	343,954
1,272,285	CCC	Series 2004-2A, Class B1, 0.632% due 5/25/35(a)(c)	1,154,501
		CIM Trust:
651,185	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	652,590
643,097	NR	Series 2018-R6, Class A1, 1.186% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	638,591
1,383,241	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	1,353,401
748,194	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	744,580
1,165,151	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)	1,170,583
1,709,184	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(c)	1,729,902
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	146,013
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	635,341
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	297,914
740,000	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	790,474
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	535,839
355,000	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	383,846
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 0.532% (1-Month USD-LIBOR + 0.440%) due 9/25/36(c)	576,250
		Commercial Mortgage Trust:
190,000	AA-(h)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	200,837
260,000	CCC	Series 2013-CR9, Class E, 4.270% due 7/10/45(a)(c)	76,577
534,851	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	572,843
40,000	A2(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	42,555
20,000	Ba1(b)	Series 2013-CR12, Class C, 5.072% due 10/10/46(c)	20,246
205,000	Baa1(b)	Series 2014-CR17, Class C, 4.784% due 5/10/47(c)	218,969
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	152,264
353,328	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	364,692
210,000	A-(h)	Series 2014-CR21, Class C, 4.422% due 12/10/47(c)	221,458
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	377,403
2,937,119	Aa1(b)	Series 2015-CR25, Class XA, 0.824% due 8/10/48(c)(k)	87,445

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
$ 175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	$192,711
901,983	Aaa(b)	Series 2015-CR27, Class A3, 3.349% due 10/10/48	964,433
465,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	535,357
		Countrywide Asset-Backed Certificates:
82,377	CCC	Series 2006-SD3, Class A1, 0.752% (1-Month USD-LIBOR + 0.660%) due 7/25/36(a)(c)	80,371
233,791	AA	Series 2007-13, Class 2A2, 0.892% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	232,450
		Countrywide Home Loan Mortgage Pass-Through Trust:
64,770	WR(b)	Series 2005-11, Class 3A3, 2.706% due 4/25/35(c)	53,118
53,167	WR(b)	Series 2005-11, Class 6A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	43,849
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	972,478
276,639	NR	Series 2015-5R, Class 1A1, 1.068% due 9/27/46(a)(c)	278,309
422,262	NR	Series 2021-2R, Class 1A1, 1.860% (1-Month USD-LIBOR + 1.750%) due 7/25/47(a)(c)	426,693
1,700,000	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(c)	1,703,707
190,000	BBB-	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 3.701% (1-Month USD-LIBOR + 3.600%) due 1/15/34(a)(c)	187,910
36,737	WR(b)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	37,483
		Credit Suisse Mortgage Capital Certificates:
1,024,735	AAA(h)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	1,055,372
660,000	Aaa(b)	Series 2019-ICE4, Class A, 1.081% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	662,100
950,000	B2(b)	Series 2019-ICE4, Class F, 2.751% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	953,877
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(b)	Series 2015-C1, Class A4, 3.505% due 4/15/50	319,416
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	189,047
757,552	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 0.321% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	714,487
350,000	AA-(h)	DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.195% due 5/10/49(c)	379,204
1,417,000	Aaa(b)	DBWF Mortgage Trust, Series 2018-AMXP, Class A, 3.747% due 5/5/35(a)(c)	1,444,646
390,000	Aaa(b)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	414,306
38,953	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.898% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	36,566
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 1.356% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	701,077
250,124	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.642% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	251,602
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
70,065	NR	Series 334, Class S7, 5.999% (6.100% - 1-Month USD-LIBOR) due 8/15/44(k)(l)	15,152
108,688	NR	Series 353, Class S1, 5.899% (6.000% - 1-Month USD-LIBOR) due 12/15/46(k)(l)	22,814
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
5,441	NR	Series 1865, Class DA, 29.624% (31.310% - 11th District Cost of Funds Index) due 2/15/24(k)(l)	981
20,161	NR	Series 3451, Class SB, 5.929% (6.030% - 1-Month USD-LIBOR) due 5/15/38(k)(l)	3,113
59,503	NR	Series 3621, Class SB, 6.129% (6.230% - 1-Month USD-LIBOR) due 1/15/40(k)(l)	11,865
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	634,219
718,895	NR	Series 3866, Class SA, 5.849% (5.950% - 1-Month USD-LIBOR) due 5/15/41(k)(l)	124,513
212,695	NR	Series 3947, Class SG, 5.849% (5.950% - 1-Month USD-LIBOR) due 10/15/41(k)(l)	34,395
19,661	NR	Series 3973, Class SA, 6.389% (6.490% - 1-Month USD-LIBOR) due 12/15/41(k)(l)	4,334
205,396	NR	Series 4203, Class PS, 6.149% (6.250% - 1-Month USD-LIBOR) due 9/15/42(k)(l)	29,753
190,381	NR	Series 4210, Class Z, 3.000% due 5/15/43	198,335
85,298	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	5,082
331,138	NR	Series 4316, Class XZ, 4.500% due 3/15/44	378,338
64,547	NR	Series 4335, Class SW, 5.899% (6.000% - 1-Month USD-LIBOR) due 5/15/44(k)(l)	12,197
859,012	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	929,716
410,024	NR	Series 4879, Class BC, 3.000% due 4/15/49	425,214
87,939	NR	Series 5010, Class IK, 2.500% due 9/25/50(k)	12,597
286,158	NR	Series 5010, Class JI, 2.500% due 9/25/50(k)	45,013
96,760	NR	Series 5013, Class IN, 2.500% due 9/25/50(k)	15,757
195,168	NR	Series 5018, Class MI, 2.000% due 10/25/50(k)	24,649
95,648	NR	Series 5040, Class IB, 2.500% due 11/25/50(k)	13,151

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
$ 61,258	NR	Series R007, Class ZA, 6.000% due 5/15/36	$72,559
410,000	BB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 1.810% (SOFR + 1.800%) due 1/25/51(a)(c)	411,765
		Federal National Mortgage Association (FNMA), ACES:
7,651,677	NR	Series 2013-M7, Class X2, 0.170% due 12/27/22(c)(k)	25,993
4,249,101	NR	Series 2015-M7, Class X2, 0.474% due 12/25/24(c)(k)	61,187
16,990,760	NR	Series 2015-M8, Class X2, 0.098% due 1/25/25(c)(k)	58,008
100,000	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	110,139
80,000	NR	Series 2019-M4, Class A2, 3.610% due 2/25/31	92,683
211,895	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	227,522
121,478	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	128,428
94,496	NR	Series 2020-M6, Class A, 2.500% due 10/25/37	96,441
597,214	NR	Series 2020-M36, Class X1, 1.467% due 9/25/34(c)(k)	63,542
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
849,675	Baa3(b)	Series 2017-C03, Class 1M2, 3.092% (1-Month USD-LIBOR + 3.000%) due 10/25/29(a)(c)	873,541
874,343	BB(h)	Series 2017-C07, Class 1M2, 2.492% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)(c)	887,926
561,778	BB-(h)	Series 2018-C06, Class 1M2, 2.092% (1-Month USD-LIBOR + 2.000%) due 3/25/31(a)(c)	565,408
		Federal National Mortgage Association (FNMA), Grantor Trust:
56,331	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	57,697
99,625	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	108,697
		Federal National Mortgage Association (FNMA), Interest Strip:
80,864	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	7,701
170,785	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	23,569
23,028	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	4,291
		Federal National Mortgage Association (FNMA), REMICS:
18,804	NR	Series 2004-38, Class FK, 0.442% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	18,935
55,365	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	57,803
376,616	NR	Series 2006-51, Class SP, 6.558% (6.650% - 1-Month USD-LIBOR) due 3/25/36(k)(l)	50,936
184,424	NR	Series 2007-68, Class SC, 6.608% (6.700% - 1-Month USD-LIBOR) due 7/25/37(k)(l)	38,020
479,736	NR	Series 2008-18, Class SM, 6.908% (7.000% - 1-Month USD-LIBOR) due 3/25/38(k)(l)	76,754
503,222	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	541,642
181,123	NR	Series 2011-87, Class SG, 6.458% (6.550% - 1-Month USD-LIBOR) due 4/25/40(k)(l)	17,943
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	885,516
57,100	NR	Series 2012-35, Class SC, 6.408% (6.500% - 1-Month USD-LIBOR) due 4/25/42(k)(l)	11,591
78,576	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	92,685
115,571	NR	Series 2012-51, Class B, 7.000% due 5/25/42	142,487
5,287	NR	Series 2012-70, Class YS, 6.558% (6.650% - 1-Month USD-LIBOR) due 2/25/41(k)(l)	252
97,338	NR	Series 2012-74, Class SA, 6.558% (6.650% - 1-Month USD-LIBOR) due 3/25/42(k)(l)	16,527
16,223	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(i)	15,430
49,133	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	2,530
40,494	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	858
74,534	NR	Series 2012-133, Class CS, 6.058% (6.150% - 1-Month USD-LIBOR) due 12/25/42(k)(l)	15,589
289,226	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	347,540
234,551	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	270,415
64,278	NR	Series 2013-54, Class BS, 6.058% (6.150% - 1-Month USD-LIBOR) due 6/25/43(k)(l)	13,820
344,234	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	359,590
294,069	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	303,771
236,787	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	249,718
203,697	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	181,208
185,649	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(k)	29,921
		FHLMC Multifamily Structured Pass-Through Certificates:
198,586	AAA(h)	Series K016, Class X1, 1.481% due 10/25/21(c)(k)	37
1,039,413	AAA(h)	Series K736, Class X1, 1.312% due 7/25/26(c)(k)	58,869
256,003	NR	Series KIR2, Class A1, 2.748% due 3/25/27	272,646

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
		FHLMC Structured Agency Credit Risk Debt Notes:
$ 366,276	A3(b)	Series 2016-DNA1, Class M3, 5.642% (1-Month USD-LIBOR + 5.550%) due 7/25/28(c)	$384,458
655,000	BBB(h)	Series 2017-DNA2, Class M2, 3.542% (1-Month USD-LIBOR + 3.450%) due 10/25/29(c)	683,552
242,320	BB(h)	Series 2017-HRP1, Class M2, 2.542% (1-Month USD-LIBOR + 2.450%) due 12/25/42(c)	241,223
		First Franklin Mortgage Loan Trust:
1,265,552	CC	Series 2006-FF13, Class A2D, 0.572% (1-Month USD-LIBOR + 0.480%) due 10/25/36(c)	1,047,710
718,170	CCC	Series 2006-FF15, Class A2, 0.212% (1-Month USD-LIBOR + 0.120%) due 11/25/36(c)	687,169
1,370,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-3, Class A1, 3.520% due 10/15/23	1,387,189
579,189	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 2.257% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	579,296
191,749	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	205,422
		Government National Mortgage Association (GNMA):
363,520	NR	Series 2007-51, Class SG, 6.481% (6.580% - 1-Month USD-LIBOR) due 8/20/37(k)(l)	56,079
1,128,982	NR	Series 2008-51, Class GS, 6.129% (6.230% - 1-Month USD-LIBOR) due 6/16/38(k)(l)	226,226
23,803	NR	Series 2010-85, Class HS, 6.551% (6.650% - 1-Month USD-LIBOR) due 1/20/40(k)(l)	1,739
230,502	NR	Series 2012-H27, Class AI, 1.754% due 10/20/62(c)(k)	11,218
148,905	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	15,513
1,289,158	NR	Series 2013-85, Class IA, 0.388% due 3/16/47(c)(k)	18,747
122,805	NR	Series 2013-107, Class AD, 2.754% due 11/16/47(c)	128,962
98,512	NR	Series 2014-105, Class IO, 0.218% due 6/16/54(c)(k)	4,447
1,413,529	NR	Series 2014-H20, Class FA, 0.540% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,420,779
69,595	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	10,892
243,907	NR	Series 2015-167, Class SA, 6.151% (6.250% - 1-Month USD-LIBOR) due 11/20/45(k)(l)	46,039
69,418	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	11,856
59,968	NR	Series 2016-135, Class SB, 5.999% (6.100% - 1-Month USD-LIBOR) due 10/16/46(k)(l)	17,049
109,976	NR	Series 2017-187, Class SJ, 6.101% (6.200% - 1-Month USD-LIBOR) due 12/20/47(k)(l)	23,155
646,172	NR	Series 2017-H22, Class IC, 2.473% due 11/20/67(c)(k)	58,522
151,430	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	162,653
38,256	NR	Series 2018-130, Class A, 3.250% due 5/16/59	39,462
372,825	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	394,689
617,115	NR	Series 2019-86, Class C, 2.500% due 3/20/49	646,326
258,992	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	268,255
43,436	NR	Series 2019-123, Class A, 3.000% due 10/20/49	44,768
371,576	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(k)	58,034
92,765	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(k)	14,254
97,974	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(k)	13,954
292,272	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(k)	41,730
97,651	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(k)	13,889
97,351	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(k)	13,819
98,152	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(k)	14,217
97,589	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(k)	13,943
392,499	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(k)	55,330
489,843	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(k)	56,182
289,388	NR	Series 2020-H09, Class FL, 1.249% (1-Month USD-LIBOR + 1.150%) due 5/20/70(c)	305,105
97,282	NR	Series 2020-H12, Class F, 0.599% (1-Month USD-LIBOR + 0.500%) due 7/20/70(c)	98,763
385,219	NR	Series 2020-H13, Class FA, 0.549% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	390,454
85,440	NR	Series 2020-H13, Class FC, 0.549% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	86,507
		GS Mortgage Securities Corp. II:
710,000	A-	Series 2018-SRP5, Class A, 1.401% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(c)	659,364
370,000	AAA	Series 2021-ROSS, Class A, 1.300% (1-Month USD-LIBOR + 1.150%) due 5/15/26(a)(c)	370,664
		Harborview Mortgage Loan Trust:
85,540	AA+	Series 2004-5, Class 2A6, 2.567% due 6/19/34(c)	89,248
39,820	WD(h)	Series 2006-2, Class 1A, 2.623% due 2/25/36(c)	17,886
821,505	Caa2(b)	Series 2006-10, Class 1A1A, 0.298% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	767,751

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
$ 400,000	Aa3(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class AR, 3.250% due 11/1/35(a)(e)	$400,000
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 1.037% (1-Month USD-LIBOR + 0.945%) due 12/25/35(c)	773,147
69,886	AA	Impac CMB Trust, Series 2007-A, Class A, 0.592% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	69,778
710,000	AAA(h)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	756,579
33,502	Caa2(b)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 2.972% due 9/25/35(c)	32,125
1,142,602	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.692% (1-Month USD-LIBOR + 0.600%) due 7/25/35(c)	1,071,725
335,585	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	338,333
971,314	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.412% (1-Month USD-LIBOR + 0.320%) due 8/25/36(c)	371,396
		JP Morgan Chase Commercial Mortgage Securities Trust:
350,000	Aaa(b)	Series 2016-NINE, Class A, 2.854% due 9/6/38(a)(c)	373,442
1,710,000	Caa1(b)	Series 2018-PHH, Class F, 4.510% (1-Month USD-LIBOR + 3.010%) due 6/15/35(a)(c)(f)	509,890
365,000	Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	400,104
1,131,432	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 0.677% (1-Month USD-LIBOR + 0.585%) due 5/25/35(c)	1,127,651
		JP Morgan Mortgage Trust:
8,047	Aaa(b)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	8,054
354,962	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	362,063
131,607	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(c)	134,528
322,349	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	326,673
103,767	AAA	Series 2019-1, Class A11, 1.042% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	104,399
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 4.889% due 1/15/47(c)	42,922
350,000	BB(h)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	257,271
399,281	Aaa(b)	JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1.251% (1-Month USD-LIBOR + 1.150%) due 7/15/34(a)(c)	395,750
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(h)	Series 2017-C5, Class B, 4.009% due 3/15/50(c)	363,991
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	209,765
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	148,057
		JPMorgan Chase Commercial Mortgage Securities Trust:
175,000	Aaa(b)	Series 2011-C5, Class AS, 5.422% due 8/15/46(a)(c)	175,648
370,000	A1(b)	Series 2011-C5, Class B, 5.422% due 8/15/46(a)(c)	371,757
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	471,063
108,124	Aaa(b)	JPMorgan Trust, Series 2015-5, Class A9, 2.463% due 5/25/45(a)(c)	111,889
		Legacy Mortgage Asset Trust:
782,221	NR	Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(a)	790,002
772,510	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	775,007
32,631	Ca(b)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.692% (1-Month USD-LIBOR + 0.600%) due 12/25/35(c)	26,167
700,000	Aaa(b)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 1.236% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(c)	700,180
198,189	BBB(h)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.726% due 10/25/32(c)	205,781
250,660	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.342% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	167,986
13,695	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 2.413% due 5/25/34(c)	13,736
326,176	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	346,158
500,000	AAA(h)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(a)	520,286
		ML-CFC Commercial Mortgage Trust:
31,859	Caa2(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	15,930
5,575	WD(h)	Series 2007-9, Class AJ, 6.193% due 9/12/49(c)	5,494
		Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Aaa(b)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	537,575
636,035	Aaa(b)	Series 2016-C28, Class A3, 3.272% due 1/15/49(m)	677,899
384,123	NR	Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, zero coupon, due 7/26/48(a)(c)(m)	387,554
390,000	Aaa(b)	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A, 2.966% due 12/15/38(a)	409,967
		New Residential Mortgage Loan Trust:
217,991	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	233,154
731,745	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	775,405

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
$ 366,774	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	$373,184
500,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	514,263
412,636	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 0.872% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	412,651
800,000	AAA	Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, 1.320% (3-Month USD-LIBOR + 1.130%) due 1/17/31(a)(c)	801,384
1,656,296	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 1.892% (1-Month USD-LIBOR + 1.800%) due 12/25/34(c)	1,672,121
790,484	Aaa(b)	PFP Ltd., Series 2019-5, Class A, 1.068% (1-Month USD-LIBOR + 0.970%) due 4/14/36(a)(c)	790,721
		PFS Financing Corp.:
1,230,000	AAA	Series 2019-B, Class A, 0.651% (1-Month USD-LIBOR + 0.550%) due 9/15/23(a)(c)	1,231,740
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(a)	404,719
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(a)	190,532
		PMT Credit Risk Transfer Trust:
531,590	NR	Series 2019-2R, Class A, 2.840% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	526,245
354,213	NR	Series 2019-3R, Class A, 2.790% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(c)	355,455
		Prime Mortgage Trust:
11,288	WR(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	11,297
694,160	WR(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	640,470
1,535,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	1,637,103
142,104	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	146,319
		SBA Small Business Investment Cos.:
531,230	NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	575,981
330,349	NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	355,266
		Seasoned Credit Risk Transfer Trust:
132,854	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	142,206
790,000	B-(h)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	839,179
384,072	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	413,370
789,765	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 0.859% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	801,308
642,608	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 0.892% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	636,135
69,300	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.598% (1-Month USD-LIBOR + 0.500%) due 7/19/35(c)	70,294
90,968	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 0.442% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(c)	81,573
404,227	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	432,359
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 1.006% (1-Month USD-LIBOR + 0.900%) due 11/11/34(a)(c)	80,904
291,629	B+	Series 2018-THL, Class E, 3.436% (1-Month USD-LIBOR + 3.330%) due 11/11/34(a)(c)	285,364
		Towd Point Mortgage Trust:
760,000	B1(b)	Series 2015-2, Class 1B3, 3.450% due 11/25/60(a)(c)	783,931
71,042	Aaa(b)	Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	71,411
770,000	Ba1(b)	Series 2016-5, Class B2, 3.668% due 10/25/56(a)(c)	813,006
200,000	(P)Aaa(b)	TPGI Trust, Series 2021-DGWD, Class A, 0.800% (1-Month USD-LIBOR + 0.700%) due 6/15/26(a)(c)	200,000
330,000	(P)A	TRP LLC, Series 2021-1, Class A, 2.070% due 6/19/51(a)	329,932
		UBS Commercial Mortgage Trust:
340,000	AA-(h)	Series 2018-C11, Class B, 4.713% due 6/15/51(c)	382,699
350,000	Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	365,893
795,825	A-	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(a)	828,262
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	545,995
		WaMu Mortgage Pass-Through Certificates Trust:
394,742	B-	Series 2005-AR1, Class A1B, 0.872% (1-Month USD-LIBOR + 0.780%) due 1/25/45(c)	387,907
179,466	BB-	Series 2005-AR4, Class A5, 2.845% due 4/25/35(c)	181,399
989,961	A-	Series 2005-AR19, Class A1B3, 0.792% (1-Month USD-LIBOR + 0.700%) due 12/25/45(c)	985,101
700,915	CCC	Series 2006-AR3, Class A1A, 1.127% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	706,279
351,208	Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 0.827% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	312,683
		Wells Fargo Commercial Mortgage Trust:
120,000	Baa3(b)	Series 2013-LC12, Class B, 4.309% due 7/15/46(c)	121,880
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,090,112

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
$ 150,000		Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	$162,069
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	522,586
492,474		Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	527,215
11,546,190		Aaa(b)	Series 2018-C43, Class XA, 0.668% due 3/15/51(c)(k)	447,545
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	280,360
3,578,923		Aaa(b)	Series 2019-C52, Class XA, 1.615% due 8/15/52(c)(k)	368,173
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	194,954
247,793		Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	252,310
			WF-RBS Commercial Mortgage Trust:
1,563,235		Aa2(b)	Series 2012-C7, Class XA, 1.297% due 6/15/45(a)(c)(k)	9,693
125,474		Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	128,348

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $106,374,231)	102,454,352

SOVEREIGN BONDS - 2.9%
Argentina - 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC+	1.000% due 7/9/29	25,103
1,852,700		CCC+	step bond to yield, 0.125% due 7/9/30	686,944

			Total Argentina	712,047

Brazil - 0.2%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	569,109
1,224,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	259,554
			Brazilian Government International Bonds:
300,000		BB-	4.625% due 1/13/28	327,278
200,000		BB-	3.875% due 6/12/30	202,434
1,280,000		BB-	5.000% due 1/27/45	1,291,590

			Total Brazil	2,649,965

Canada - 0.0%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	163,419

Chile - 0.1%
			Chile Government International Bonds:
100,000		A	3.240% due 2/6/28	108,538
450,000		A	2.450% due 1/31/31	454,001

			Total Chile	562,539

Colombia - 0.2%
			Colombia Government International Bonds:
220,000		BB+	8.125% due 5/21/24	261,176
280,000		BB+	3.875% due 4/25/27	297,379
340,000		BB+	3.000% due 1/30/30	329,445
315,000		BB+	3.125% due 4/15/31	304,728
430,000		BB+	3.250% due 4/22/32	416,141
230,000		BB+	4.125% due 2/22/42	219,995
200,000		BB+	5.000% due 6/15/45	208,124

			Total Colombia	2,036,988

Dominican Republic - 0.0%
200,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	204,502

Egypt - 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(a)	242,472

Indonesia - 0.2%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,442,581
290,000		Baa2(b)	3.500% due 1/11/28	316,512
80,000		BBB	4.100% due 4/24/28	90,138

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.9% - (continued)
Indonesia - 0.2% - (continued)
$ 225,000		BBB	2.850% due 2/14/30	$233,886
330,000		Baa2(b)	4.350% due 1/11/48	365,674

			Total Indonesia	2,448,791

Israel - 0.0%
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	211,808

Kuwait - 0.0%
360,000		AA-	Kuwait International Government Bonds, 3.500% due 3/20/27(a)	400,168

Mexico - 0.9%
			Mexican Bonos:
15,120,000	MXN	BBB+	10.000% due 12/5/24	860,438
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,272,154
18,365,700	MXN	BBB+	7.750% due 11/13/42	944,880
84,090,000	MXN	Baa1(b)	8.000% due 11/7/47	4,411,081
			Mexico Government International Bonds:
8,000		BBB	4.000% due 10/2/23	8,663
200,000		BBB	4.150% due 3/28/27	227,533
323,000		BBB	3.750% due 1/11/28	353,031
572,000		BBB	4.500% due 4/22/29	647,598
550,000		BBB	3.250% due 4/16/30	568,618
769,000		BBB	2.659% due 5/24/31	748,714
200,000		BBB	4.750% due 4/27/32	228,400
210,000		BBB	4.750% due 3/8/44	229,474

			Total Mexico	10,500,584

Nigeria - 0.0%
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	277,274

Panama - 0.1%
			Panama Government International Bonds:
200,000		BBB	4.000% due 9/22/24	218,022
210,000		BBB	3.875% due 3/17/28	232,307
400,000		BBB	3.160% due 1/23/30	420,428
240,000		BBB	2.252% due 9/29/32	231,602
75,000		BBB	4.500% due 4/1/56	83,368

			Total Panama	1,185,727

Paraguay - 0.0%
200,000		BB	Paraguay Government International Bonds, 2.739% due 1/29/33(a)	194,300

Peru - 0.1%
			Peruvian Government International Bonds:
625,000		BBB+	4.125% due 8/25/27	695,112
210,000		BBB+	2.783% due 1/23/31	210,773
70,000		BBB+	6.550% due 3/14/37	94,539
160,000		BBB+	5.625% due 11/18/50	210,608

			Total Peru	1,211,032

Philippines - 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	432,121
110,000		BBB+	1.648% due 6/10/31	106,106

			Total Philippines	538,227

Poland - 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	775,843

Qatar - 0.2%
			Qatar Government International Bonds:
200,000		AA-	4.500% due 4/23/28	236,171
250,000		AA-	4.000% due 3/14/29(a)	288,116

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.9% - (continued)
Qatar - 0.2% - (continued)
$ 820,000		AA-	4.817% due 3/14/49(a)	$1,035,840

			Total Qatar	1,560,127

Russia - 0.4%
			Russian Federal Bonds - OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26	99,841
146,093,000	RUB	BBB	7.050% due 1/19/28	2,027,775
128,030,000	RUB	BBB(h)	6.900% due 5/23/29	1,751,685
49,650,000	RUB	NR	7.700% due 3/16/39	716,269

			Total Russia	4,595,570

Saudi Arabia - 0.0%
			Saudi Government International Bonds:
200,000		A1(b)	3.625% due 3/4/28	221,030
200,000		A1(b)	3.750% due 1/21/55(a)	204,275

			Total Saudi Arabia	425,305

South Africa - 0.0%
300,000		BB-	Republic of South Africa Government International Bonds, 4.850% due 9/30/29	318,842

United Arab Emirates - 0.1%
			Abu Dhabi Government International Bonds:
400,000		AA	2.500% due 10/11/22(a)	412,344
200,000		AA	2.500% due 9/30/29	209,226
590,000		AA	3.875% due 4/16/50(a)	664,175

			Total United Arab Emirates	1,285,745

Uruguay - 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	76,297
355,000		BBB	4.375% due 10/27/27	408,183

			Total Uruguay	484,480

			TOTAL SOVEREIGN BONDS (Cost - $33,468,648)	32,985,755

SENIOR LOANS - 1.7%
237,794		NR	1011778 B.C. Unlimited Liability Company, (Restricted, cost - $233,241, acquired 8/12/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	234,636
40,000		NR	AECOM, (Restricted, cost - $39,705, acquired 4/9/21), 1.843% (1-Month USD-LIBOR + 1.750%) due 4/13/28(n)	39,994
419,293		NR	Allied Universal Holdco LLC, (Restricted, cost - $420,601, acquired 2/19/20), 4.250% (1-Month USD-LIBOR + 3.750%) due 5/12/28(n)	420,762
156,364		NR	Alterra Mountain Co., (Restricted, cost - $156,159, acquired 3/27/19), 2.843% (1-Month USD-LIBOR + 2.750%) due 7/31/24(n)	154,283
329,175		NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $331,195, acquired 12/13/19), 1.843% (1-Month USD-LIBOR + 1.750%) due 1/15/27(n)	325,472
628,172		NR	Asplundh Tree Expert LLC, (Restricted, cost - $629,813, acquired 3/4/21), 1.843% (1-Month USD-LIBOR + 1.750%) due 9/7/27(n)	627,534
120,000		NR	Asurion LLC, (Restricted, cost - $118,857, acquired 1/29/21), 3.343% (1-Month USD-LIBOR + 3.250%) due 7/31/27(n)	119,563
176,523		NR	Asurion LLC, (Restricted, cost - $176,177, acquired 11/20/19), 3.093% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	175,999
386,186		NR	Asurion LLC, (Restricted, cost - $386,629, acquired 4/10/19), 3.343% (1-Month USD-LIBOR + 3.250%) due 12/23/26(n)	384,768
60,076		NR	Asurion LLC, (Restricted, cost - $60,076, acquired 2/26/20), 3.093% (1-Month USD-LIBOR + 3.000%) due 11/3/23(n)	59,994
542,602		NR	athenahealth Inc., (Restricted, cost - $543,162, acquired 1/9/20), 4.410% (1-Month USD-LIBOR + 4.250%/3-Month USD-LIBOR + 4.250%) due 2/11/26(n)	545,315
48,875		NR	Atlantic Aviation FBO Inc., (Restricted, cost - $48,560, acquired 11/30/18), 3.850% (1-Month USD-LIBOR + 3.750%) due 12/6/25(n)	48,893
563,588		NR	Avolon TLB Borrower 1 (US) LLC, (Restricted, cost - $563,529, acquired 3/4/21), 3.250% (1-Month USD-LIBOR + 2.500%) due 12/1/27(n)	565,388
262,500		NR	Bausch Health Cos., Inc., (Restricted, cost - $259,229, acquired 6/23/20), 2.843% (1-Month USD-LIBOR + 2.750%) due 11/27/25(n)	261,480
62,480		NR	Bausch Health Cos., Inc., (Restricted, cost - $62,871, acquired 4/17/19), 3.093% (1-Month USD-LIBOR + 3.000%) due 6/2/25(n)	62,324
252,368		NR	Berry Global Inc., (Restricted, cost - $252,998, acquired 2/12/21), 1.845% (1-Month USD-LIBOR + 1.750%) due 7/1/26(n)	250,632
6,041		NR	BJ’s Wholesale Club Inc., (Restricted, cost - $6,018, acquired 8/12/20), 2.094% (1-Month USD-LIBOR + 2.000%) due 2/3/24(n)	6,049
78,039		NR	Brookfield WEC Holdings Inc., (Restricted, cost - $78,028, acquired 11/15/19), 3.250% (1-Month USD-LIBOR + 2.750%) due 8/1/25(n)	77,639
218,900		NR	Caesars Resort Collection LLC, (Restricted, cost - $213,549, acquired 6/19/20), 4.593% (1-Month USD-LIBOR + 4.500%) due 7/21/25(n)	219,963
96,669		NR	Caesars Resort Collection LLC, (Restricted, cost - $96,971, acquired 10/4/17), 2.843% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	96,048
250,590		NR	Change Healthcare Holdings LLC, (Restricted, cost - $250,247, acquired 2/18/20), 3.500% (1-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 3/1/24(n)	250,717
207,368		NR	Charter Communications Operating LLC, (Restricted, cost - $208,016, acquired 2/7/20), 1.850% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	206,429
346,098		NR	Charter Communications Operating LLC, (Restricted, cost - $347,036, acquired 10/24/19), 1.850% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	346,098

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.7% - (continued)
$ 469,400	NR	Citadel Securities LP, (Restricted, cost - $468,497, acquired 4/15/21), 2.593% (1-Month USD-LIBOR + 2.500%) due 2/2/28(n)	$466,929
159,497	NR	CityCenter Holding LLC, (Restricted, cost - $158,787, acquired 1/28/21), 3.000% (1-Month USD-LIBOR + 2.250%) due 4/18/24(n)	158,538
229,203	NR	Clarios Global LP, (Restricted, cost - $227,627, acquired 3/18/19), 3.343% (1-Month USD-LIBOR + 3.250%) due 4/30/26(n)	228,595
426,149	NR	DCert Buyer Inc., (Restricted, cost - $426,487, acquired 8/8/19), 4.093% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	427,253
643,278	NR	Dell International LLC, (Restricted, cost - $636,602, acquired 3/4/21), 2.000% (1-Month USD-LIBOR + 1.750%) due 9/19/25(n)	644,053
750,000	NR	Delos Finance Sarl, (Restricted, cost - $750,000, acquired 3/4/21), 1.953% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n)	750,135
174,483	NR	Edelman Financial Engines Center LLC, (Restricted, cost - $174,964, acquired 4/22/19), 4.500% (1-Month USD-LIBOR + 3.750%) due 4/7/28(n)	174,961
109,058	NR	EyeCare Partners LLC, (Restricted, cost - $108,983, acquired 2/18/20), 3.843% (1-Month USD-LIBOR + 3.750%) due 2/18/27(n)	108,281
18,074	NR	FinCo I LLC, (Restricted, cost - $17,959, acquired 8/12/20), 2.593% (1-Month USD-LIBOR + 2.500%) due 6/27/25(n)	18,063
57,126	NR	First Eagle Holdings Inc., (Restricted, cost - $57,269, acquired 4/5/19), 2.703% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	56,630
160,000	NR	FleetCor Technologies Operating Company LLC, (Restricted, cost - $158,814, acquired 4/22/21), 1.843% (1-Month USD-LIBOR + 1.750%) due 4/28/28(n)	160,129
216,860	NR	Focus Financial Partners LLC, (Restricted, cost - $217,448, acquired 2/18/20), 2.093% (1-Month USD-LIBOR + 2.000%) due 7/3/24(n)	215,120
20,000	NR	Formula One Management Ltd., (Restricted, cost - $19,652, acquired 8/12/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 2/1/24(n)	19,920
49,485	NR	Four Seasons Holdings Inc., (Restricted, cost - $49,669, acquired 11/21/19), 2.093% (1-Month USD-LIBOR + 2.000%) due 11/30/23(n)	49,451
158,800	NR	Froneri International Ltd., (Restricted, cost - $159,106, acquired 2/18/20), 2.343% (1-Month USD-LIBOR + 2.250%) due 1/29/27(n)	156,905
110,000	NR	Gainwell Acquisition Corp., (Restricted, cost - $108,480, acquired 2/12/21), 4.750% (3-Month USD-LIBOR + 4.000%) due 10/1/27(n)	110,357
75,577	NR	Garda World Security Corp., (Restricted, cost - $74,407, acquired 10/24/19), 4.350% (1-Month USD-LIBOR + 4.250%) due 10/30/26(n)	75,855
138,213	NR	Golden Nugget Inc., (Restricted, cost - $138,213, acquired 2/20/20), 3.250% (2-Month USD-LIBOR + 2.500%) due 10/4/23(n)	137,356
468,822	NR	Harbor Freight Tools USA Inc., (Restricted, cost - $470,580, acquired 4/15/21) due 10/19/27(n)(o)	470,360
500,676	NR	HCA Inc., (Restricted, cost - $503,244, acquired 3/4/21), 1.843% (1-Month USD-LIBOR + 1.750%) due 3/13/25(n)	500,989
431,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $432,069, acquired 8/18/16), 1.842% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	428,975
181,436	NR	iHeartCommunications Inc., (Restricted, cost - $181,281, acquired 1/29/20), 3.093% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	179,754
140,000	NR	INEOS Styrolution Group GmbH, (Restricted, cost - $140,662, acquired 2/19/21), 3.250% (3-Month USD-LIBOR + 2.750%) due 1/29/26(n)	139,679
186,215	NR	Jane Street Group LLC, (Restricted, cost - $185,994, acquired 1/21/21), 2.843% (1-Month USD-LIBOR + 2.750%) due 1/26/28(n)	185,318
390,000	NR	Jazz Pharmaceuticals Public Ltd. Co., (Restricted, cost - $388,072, acquired 4/22/21), 4.000% (1-Month USD-LIBOR + 3.500%) due 5/5/28(n)	392,126
382,876	NR	Level 3 Financing Inc., (Restricted, cost - $382,625, acquired 4/17/19), 1.843% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	379,047
214,384	NR	LifePoint Health Inc., (Restricted, cost - $212,780, acquired 8/16/19), 3.843% (1-Month USD-LIBOR + 3.750%) due 11/16/25(n)	214,683
140,000	NR	Michaels Companies Inc., (Restricted, cost - $138,624, acquired 4/8/21), 5.000% (3-Month USD-LIBOR + 4.250%) due 4/15/28(n)	140,518
297,974	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $297,713, acquired 10/13/17), 3.750% (3-Month USD-LIBOR + 2.750%) due 6/7/23(n)	297,923
490,185	NR	Nexstar Broadcasting Inc., (Restricted, cost - $489,060, acquired 8/16/19), 2.610% (1-Month USD-LIBOR + 2.500%) due 9/18/26(n)	489,437
130,066	NR	Numericable U.S. LLC, (Restricted, cost - $129,883, acquired 10/6/17), 3.871% (3-Month USD-LIBOR + 3.688%) due 1/31/26(n)	129,578
197,500	NR	Option Care Health Inc., (Restricted, cost - $196,225, acquired 5/22/19), 3.843% (1-Month USD-LIBOR + 3.750%) due 8/6/26(n)	198,077
119,727	NR	PCI Gaming Authority, (Restricted, cost - $119,898, acquired 5/15/19), 2.593% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	119,368
349,125	NR	Phoenix Guarantor Inc., (Restricted, cost - $349,125, acquired 2/23/21), 3.598% (1-Month USD-LIBOR + 3.500%) due 3/5/26(n)	347,125
360,000	NR	PPD Inc., (Restricted, cost - $359,150, acquired 1/6/21), 2.750% (1-Month USD-LIBOR + 2.250%) due 1/13/28(n)	359,905
404,951	NR	Prime Security Services Borrower LLC, (Restricted, cost - $407,063, acquired 4/22/19), 3.500% (1-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 9/23/26(n)	405,374
210,000	NR	Rackspace Technology Global Inc., (Restricted, cost - $210,563, acquired 2/19/21), 3.500% (2-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 2/15/28(n)	209,284
11,433	NR	Realogy Group LLC, (Restricted, cost - $11,079, acquired 8/12/20), 3.000% (1-Month USD-LIBOR + 2.250%) due 2/8/25(n)	11,408
340,000	NR	RealPage Inc., (Restricted, cost - $340,109, acquired 2/18/21), 3.750% (1-Month USD-LIBOR + 3.250%) due 4/24/28(n)	340,000
399,953	NR	Reynolds Consumer Products LLC, (Restricted, cost - $401,422, acquired 2/18/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 2/4/27(n)	398,703
316,391	NR	Scientific Games International Inc., (Restricted, cost - $315,990, acquired 2/14/18), 2.843% (1-Month USD-LIBOR + 2.750%) due 8/14/24(n)	313,821
360,000	NR	Sotera Health Holdings LLC, (Restricted, cost - $362,813, acquired 1/20/21), 3.250% (3-Month USD-LIBOR + 2.750%) due 12/11/26(n)	359,024
205,390	NR	Trans Union LLC, (Restricted, cost - $206,228, acquired 2/16/21), 1.843% (1-Month USD-LIBOR + 1.750%) due 11/16/26(n)	204,861
19,949	NR	TransDigm Inc., (Restricted, cost - $19,668, acquired 2/9/21), 2.343% (1-Month USD-LIBOR + 2.250%) due 12/9/25(n)	19,715
440,818	NR	UFC Holdings LLC, (Restricted, cost - $444,124, acquired 4/30/19), 3.750% (3-Month USD-LIBOR + 3.000%) due 4/29/26(n)	440,854
470,000	NR	United AirLines Inc., (Restricted, cost - $472,421, acquired 4/14/21), 4.500% (3-Month USD-LIBOR + 3.750%) due 4/21/28(n)	475,078
331,619	NR	US Foods Inc., (Restricted, cost - $321,126, acquired 9/28/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 6/27/23(n)	329,192
145,465	NR	VFH Parent LLC, (Restricted, cost - $144,000, acquired 10/30/20), 3.098% (3-Month USD-LIBOR + 3.000%) due 3/1/26(n)	145,617
350,000	NR	VICI Properties 1 LLC, (Restricted, cost - $348,965, acquired 2/20/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 12/20/24(n)	347,244
430,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $427,362, acquired 4/30/19), 2.601% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	428,011
82,329	NR	Western Digital Corp., (Restricted, cost - $83,152, acquired 10/27/17), 1.843% (1-Month USD-LIBOR + 1.750%) due 4/29/23(n)	82,461
80,000	NR	Zayo Group Holdings Inc., (Restricted, cost - $80,088, acquired 2/19/21), 3.093% (1-Month USD-LIBOR + 3.000%) due 3/9/27(n)	79,525

		TOTAL SENIOR LOANS (Cost - $19,008,784)	19,001,545

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 0.9%
Automobiles - 0.2%
		Credit Acceptance Auto Loan Trust:
$ 8,196	AAA	Series 2018-3A, Class A, 3.550% due 8/15/27(a)	$8,210
450,000	AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(a)	459,649
410,000	AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(a)	412,323
320,000	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(a)	321,043
		Hertz Vehicle Financing II LP:
133,955	Baa1(b)	Series 2016-4A, Class A, 2.650% due 7/25/22(a)	134,539
49,895	Baa1(b)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	50,091
508,869	AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	516,207

		Total Automobiles	1,902,062

Credit Cards - 0.0%
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 0.868% (1-Month USD-LIBOR + 0.770%) due 5/14/29(c)	321,127

Student Loans - 0.7%
168,570	AA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(a)	175,057
175,660	Aaa(b)	ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1.442% (1-Month USD-LIBOR + 1.350%) due 7/26/66(a)(c)	180,323
129,268	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.351% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	130,065
301,444	AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 0.592% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	301,985
250,000	Aaa(b)	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.360% due 4/20/62(a)	253,747
395,000	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 4.851% (1-Month USD-LIBOR + 4.750%) due 10/15/41(a)(c)	434,328
		SLM Student Loan Trust:
161,466	AA+	Series 2003-4, Class A5E, 0.934% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(c)	159,131
780,000	AA+	Series 2003-10A, Class A4, 0.854% (3-Month USD-LIBOR + 0.670%) due 12/17/68(a)(c)	781,751
1,155,630	AAA	Series 2005-5, Class A4, 0.316% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	1,150,018
		SMB Private Education Loan Trust:
18,406	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	18,645
545,000	AAA	Series 2015-C, Class A3, 2.051% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	557,137
40,657	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	41,818
134,221	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	139,577
79,312	AAA	Series 2017-B, Class A2B, 0.865% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	79,687
323,521	AAA	Series 2018-A, Class A2B, 0.915% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	324,304
380,083	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	404,736
461,689	AAA	Series 2018-C, Class A2B, 0.865% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	460,543
100,000	AAA	Series 2020-A, Class A2B, 0.945% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	100,751
850,000	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(a)	862,883
730,000	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	730,046
240,000	Aa2(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	244,209
256,346	AAA	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.340% due 8/25/47(a)	263,189

		Total Student Loans	7,793,930

		TOTAL ASSET-BACKED SECURITIES (Cost - $9,927,695)	10,017,119

MUNICIPAL BONDS - 0.4%
California - 0.1%
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	709,924
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	33,417
266,000	AA	Series AQ, 4.767% due 5/15/15	347,606

		Total California	1,090,947

Florida - 0.0%
155,000	A+	County of Miami-Dade, FL, Revenue Bonds, Series B, 2.436% due 10/1/32	155,744

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BONDS - 0.4% - (continued)
New Jersey - 0.1%
$ 570,000		Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	$662,676
85,000		BBB	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	122,211

			Total New Jersey	784,887

New York - 0.2%
			City of New York:
375,000		AA	GO, Series A, 3.000% due 8/1/34	393,238
500,000		AA	Series G-1, 5.968% due 3/1/36	685,012
80,000		AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	88,403
350,000		AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	427,221
170,000		A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	178,458

			Total New York	1,772,332

Ohio - 0.0%
90,000		A-	City of Cleveland, OH, Airport System Revenue, Revenue Bonds, 2.882% due 1/1/31	93,133

Texas - 0.0%
350,000		A+	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	351,162

Virginia - 0.0%
142,284		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	149,035

			TOTAL MUNICIPAL BONDS (Cost - $4,111,646)	4,397,240

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,107,048,293)	1,124,944,671

Face Amount†
SHORT-TERM INVESTMENTS - 11.1%
ASSET-BACKED SECURITY - 0.1%
530,000			MRA Issuance Trust, 1.860%(1-Month USD-LIBOR + 1.750%) due 10/8/21(a)(c) (Cost - $530,000)	530,484

TIME DEPOSITS - 7.7%
33,044,079			ANZ National Bank - London, 0.005% due 6/1/21	33,044,079
33,997	AUD		BBH - Grand Cayman, (0.200)% due 5/31/21	26,208
			BNP Paribas - Paris:
499,973	EUR		(0.780)% due 5/31/21	609,718
1,824			0.005% due 6/1/21	1,824
247,719	GBP		Citibank - London, 0.005% due 6/1/21	351,563
14,932,929			Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	14,932,929
			Sumitomo Mitsui Banking Corp. - Tokyo:
25,023,988	JPY		(0.310)% due 5/31/21	227,832
38,425,668			0.005% due 6/1/21	38,425,668

			TOTAL TIME DEPOSITS (Cost - $87,619,821)	87,619,821

U.S. GOVERNMENT OBLIGATIONS - 3.3%
			U.S. Treasury Bills:
1,705,000			0.016% due 7/1/21(p)	1,704,977
10,380,000			0.014% due 7/15/21(p)	10,379,820
10,585,000			0.051% due 8/12/21(p)	10,583,914
13,405,000			0.027% due 8/19/21(p)	13,404,192
1,180,000			0.015% due 8/26/21(p)	1,179,958

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $37,252,861)	37,252,861

			TOTAL SHORT-TERM INVESTMENTS (Cost - $125,402,682)	125,403,166

			TOTAL INVESTMENTS IN SECURITIES (Cost - $1,232,450,975)	1,250,347,837

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $122,240)	127,945

			TOTAL INVESTMENTS - 110.3% (Cost - $1,232,573,215)	1,250,475,782

			Liabilities in Excess of Other Assets - (10.3)%	(117,282,436)

			TOTAL NET ASSETS - 100.0%	$1,133,193,346

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $127,669,951 and represents 11.3% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	Rating by Fitch Ratings Service.
(i)	Principal only security.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Interest only security.
(l)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 28, 2021.
(m)	Affiliated security. As of May 28, 2021, total cost and total market value of affiliated securities amounted to $1,572,078 and $1,603,028 respectively.

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Dividend/ Interest Income	Ending Value as of May 28, 2021
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$541,338	$—	$—	$—	$(3,763)	$15,146	$537,575
Series 2016-C28, Class A3, 3.272% due 1/15/49	—	674,681	(363)	(22)	3,603	3,874	677,899
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, zero coupon, due 7/26/48	1,081,594	—	(686,788)	(429)	(6,823)	12,402	387,554

(n)	The aggregate value of restricted securities (excluding 144A holdings) at May 28, 2021, amounts to $19,001,545 and represents 1.7% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

Core Fixed Income Fund

At May 28, 2021, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$1,232,573,215	$41,960,350	$(19,700,586)	$22,259,764

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	27.4%
U.S. Government Agencies & Obligations	26.9
Mortgage-Backed Securities	22.2
Collateralized Mortgage Obligations	8.2
Sovereign Bonds	2.6
Senior Loans	1.5
Asset-Backed Securities	0.8
Municipal Bonds	0.4
Purchased Options	0.0 *
Short-Term Investments	10.0

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At May 28, 2021, Core Fixed Income Fund held the following Options Contracts Purchased:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
3,860,000	423,963,100 JPY	OTC U.S. Dollar versus Japanese Yen, Put	CITI	7/8/21	$107.45	$5,360

Interest Rate Cap Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,270,000	$2,520,950	OTC USD ICE Swap 3-30 Year, Put	BCLY	1/19/24	2.750%	$65,322

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
204	$25,265,720	U.S. Treasury 5-Year Note July Futures, Call	GSC	6/25/21	$124.00	$43,032
19	2,506,813	U.S. Treasury 10-Year Note June Futures, Call	GSC	6/4/21	$132.50	1,781
249	62,150,400	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.63	12,450

		Total Options on Futures				57,263

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $122,240)				$127,945

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 28, 2021, Core Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
170,000	$229	OTC 30-Year Swaption, 3-Month USD-LIBOR, Call	CITI	6/1/21	1.750%	$—
170,000	229	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	CITI	6/1/21	2.250%	—

		Total Interest Rate Swaptions				$—

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
204	$25,265,720	U.S. Treasury 5-Year Note July Futures, Call	GSC	6/25/21	$125.00	$3,188
40	5,277,500	U.S. Treasury 10-Year Note August Futures, Call	GSC	7/23/21	$134.50	3,750
4	527,750	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/25/21	$133.00	625
82	10,818,875	U.S. Treasury 10-Year Note July Futures, Put	GSC	6/25/21	$129.50	2,563
146	19,262,875	U.S. Treasury 10-Year Note July Futures, Put	GSC	6/25/21	$130.00	9,125
210	52,416,000	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.38	6,561
37	5,791,656	U.S. Treasury Bond July Futures, Call	GSC	6/25/21	$161.00	6,360

		Total Options on Futures				32,172

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $79,929)				$32,172

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 28, 2021, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	353	12/23	$87,345,813	$87,402,801	$56,988
Australian Government 10-Year Bond June Futures	42	6/21	4,509,539	4,538,519	28,980
Euro-OAT June Futures	24	6/21	4,759,855	4,695,173	(64,682)
U.S. Treasury 2-Year Note September Futures	221	9/21	48,766,758	48,782,297	15,539
U.S. Treasury 5-Year Note September Futures	621	9/21	76,854,790	76,911,821	57,031
U.S. Treasury Long Bond September Futures	7	9/21	1,099,359	1,095,718	(3,641)
U.S. Treasury Ultra Long Bond September Futures	156	9/21	28,671,210	28,899,000	227,790

					318,005

Contracts to Sell:
90-Day Eurodollar December Futures	424	12/21	105,589,580	105,814,500	(224,920)
Euro-Bund June Futures	86	6/21	18,032,551	17,822,797	209,754
Japan Government 10-Year Bond June Futures	5	6/21	6,877,589	6,893,522	(15,933)
U.S. Treasury 2-Year Note September Futures	28	9/21	6,179,875	6,180,562	(687)
U.S. Treasury 10-Year Note September Futures	190	9/21	25,056,594	25,068,125	(11,531)
U.S. Treasury Long Bond September Futures	26	9/21	4,061,116	4,069,813	(8,697)
U.S. Ultra Long Bond September Futures	48	9/21	6,928,514	6,957,750	(29,236)

					(81,250)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$236,755

At May 28, 2021, Core Fixed Income Fund had deposited cash of $3,065,454 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 28, 2021, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	5,853,339	USD	4,480,356	CITI	$4,513,272	7/19/21	$32,916
Brazilian Real	174,640	USD	30,614	CITI	33,363	7/19/21	2,749
British Pound	1,655,489	USD	2,273,606	CITI	2,349,585	7/19/21	75,979
Canadian Dollar	9,290,000	USD	7,422,143	CITI	7,693,097	7/19/21	270,954
Canadian Dollar	40,000	USD	31,937	CITI	33,124	7/19/21	1,187
Canadian Dollar	3,851,556	USD	3,075,193	CITI	3,189,494	7/19/21	114,301
Euro	6,112,813	USD	7,366,811	CITI	7,461,447	7/19/21	94,636
Indonesian Rupiah	78,867,595,537	USD	5,377,580	CITI	5,499,145	7/19/21	121,565
Japanese Yen	464,659,356	USD	4,260,256	CITI	4,232,083	7/19/21	(28,173)
Mexican Peso	11,524,054	USD	565,068	CITI	575,538	7/19/21	10,470
Russian Ruble	173,750,000	USD	2,222,464	CITI	2,356,923	7/19/21	134,459
Russian Ruble	146,184,239	USD	1,864,262	CITI	1,982,993	7/19/21	118,731
South African Rand	8,680,000	USD	589,634	CITI	625,910	7/19/21	36,276

							986,050

Contracts to Sell:
Euro	2,260,000	USD	2,688,202	CITI	2,758,610	7/19/21	(70,408)
Euro	4,533,124	USD	5,413,595	CITI	5,533,241	7/19/21	(119,646)
Mexican Peso	5,297,066	USD	264,041	CITI	264,548	7/19/21	(507)

							(190,561)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$795,489

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 28, 2021, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized (Depreciation)
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL 18,325,000	$441	$7,443	$(7,002)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 28, 2021, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.450%	5/15/27	6-Month	USD	23,485,000	$840,600	$(22,976)	$863,576
Receive	3-Month USD-LIBOR	0.900%	3/17/50	6-Month	USD	1,492,000	370,976	(45)	371,021
Receive	3-Month USD-LIBOR	1.000%	2/15/47	6-Month	USD	9,250,000	1,887,196	110,349	1,776,847
Receive	3-Month USD-LIBOR	1.200%	10/7/50	6-Month	USD	662,000	120,594	(290)	120,884
Receive	3-Month USD-LIBOR	1.225%	2/15/47	6-Month	USD	724,000	112,777	831	111,946
Receive	3-Month USD-LIBOR	1.250%	2/15/28	6-Month	USD	5,730,000	(17,870)	5,733	(23,603)
Receive	3-Month USD-LIBOR	1.350%	2/15/28	6-Month	USD	10,365,000	(99,507)	(37,165)	(62,342)
Receive	3-Month USD-LIBOR	2.000%	2/15/47	6-Month	USD	5,005,000	(15,507)	27,874	(43,381)
Receive	3-Month USD-LIBOR	2.000%	6/3/51	6-Month	USD	85,000	(290)	90	(380)
Receive	U.S. Federal Funds Effective Rate Index	0.560%	7/20/45	12-Month	USD	730,000	177,737	—	177,737

							$3,376,706	$84,401	$3,292,305

At May 28, 2021, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $826,890 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 28, 2021, Core Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	CPI-U Index, USD Inflation Linked	2.750%	5/13/26	USD	4,460,000	$(20,950)	$4,735	$(25,685)
Receive	CPI-U Index, USD Inflation Linked	2.940%	5/13/23	USD	4,460,000	17,578	—	17,578

						$(3,372)	$4,735	$(8,107)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 252-254 for definitions of ratings.

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2%
Advertising - 0.5%
$ 810,000	CCC	Clear Channel Outdoor Holdings Inc., Senior Unsecured Notes, 7.500% due 6/1/29(a)	$809,255
872,000	CCC+	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	934,130

		Total Advertising	1,743,385

Aerospace/Defense - 0.8%
290,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 5.150% due 5/1/30	339,981
641,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	657,871
645,000	B	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	690,956
		TransDigm Inc.:
550,000	B-	Company Guaranteed Notes, 4.625% due 1/15/29(a)	544,286
		Senior Secured Notes:
170,000	B+	8.000% due 12/15/25(a)	183,933
150,000	B+	6.250% due 3/15/26(a)	158,441

		Total Aerospace/Defense	2,575,468

Airlines - 2.4%
1,250,000	B	American Airlines Inc., Senior Secured Notes, 11.750% due 7/15/25(a)	1,569,562
		American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes:
473,300	Ba2(b)	5.500% due 4/20/26(a)	498,754
605,000	Ba2(b)	5.750% due 4/20/29(a)	649,452
200,000	BBB-	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	232,692
370,000	Baa1(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	404,522
1,265,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	1,345,644
1,192,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	1,306,366
70,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	71,841
466,747	Ba3(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	529,758
203,805	BBB-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	217,360
146,000	B	United Airlines Holdings Inc., Company Guaranteed Notes, 4.875% due 1/15/25	149,836
		United Airlines Inc., Senior Secured Notes:
456,000	BB-	4.375% due 4/15/26(a)	473,107
304,000	BB-	4.625% due 4/15/29(a)	314,458

		Total Airlines	7,763,352

Auto Manufacturers - 3.1%
700,000	Ba3(b)	Allison Transmission Inc., Company Guaranteed Notes, 3.750% due 1/30/31(a)	672,875
		Ford Motor Co., Senior Unsecured Notes:
986,000	BB+	9.000% due 4/22/25	1,205,927
393,000	BB+	9.625% due 4/22/30	547,767
218,000	BB+	7.450% due 7/16/31	275,544
1,141,000	BB+	4.750% due 1/15/43	1,152,615
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,900,000	BB+	3.375% due 11/13/25	1,947,605
500,000	BB+	4.542% due 8/1/26	539,105
468,000	BB+	4.125% due 8/17/27	489,645
624,000	BB+	3.815% due 11/2/27	638,040
502,000	BB+	2.900% due 2/16/28	489,817
320,000	BB+	5.113% due 5/3/29	350,400
400,000	BB+	4.000% due 11/13/30	408,488
500,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	528,798
500,000	B+	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	546,875

		Total Auto Manufacturers	9,793,501

Auto Parts & Equipment - 0.4%
670,000	B	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27	712,084

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Auto Parts & Equipment - 0.4% - (continued)
$ 510,000	B-	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28(a)	$532,160

		Total Auto Parts & Equipment	1,244,244

Banks - 1.1%
		Barclays PLC:
230,000	B+	Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	261,481
390,000	BB+	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	450,227
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	243,061
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	BB-	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	251,467
200,000	BB-	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	216,300
190,000	BBB-	Goldman Sachs Group Inc. (The), Subordinated Notes, 5.150% due 5/22/45	248,681
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% due 6/1/32(a)	367,343
700,000	B+	Natwest Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(d)	708,757
200,000	BB	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	220,515
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	563,332

		Total Banks	3,531,164

Beverages - 0.1%
460,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	461,817

Building Materials - 1.0%
320,000	B-	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	342,344
320,000	CCC	CP Atlas Buyer Inc., Senior Unsecured Notes, 7.000% due 12/1/28(a)	331,373
650,000	B+	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	686,563
570,000	B+	SRM Escrow Issuer LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	594,729
		Standard Industries Inc., Senior Unsecured Notes:
427,000	BBB-	5.000% due 2/15/27(a)	442,163
248,000	BBB-	4.375% due 7/15/30(a)	251,064
660,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	697,699

		Total Building Materials	3,345,935

Chemicals - 1.2%
775,000	B+	Consolidated Energy Finance SA, Senior Unsecured Notes, 6.875% due 6/15/25(a)	781,758
340,000	BB-	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 4.250% due 12/15/25(a)	345,195
601,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	629,487
500,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	521,510
454,000	BB	OCI NV, Senior Secured Notes, 5.250% due 11/1/24(a)	468,612
500,000	BB	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	531,350
429,000	B-	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	440,965

		Total Chemicals	3,718,877

Coal - 0.2%
775,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	803,094

Commercial Services - 6.7%
760,000	BB-	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	761,022
525,000	CCC	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	476,926
		Allied Universal Holdco LLC/Allied Universal Finance Corp.:
420,000	B	Senior Secured Notes, 6.625% due 7/15/26(a)	446,000
545,000	CCC+	Senior Unsecured Notes, 6.000% due 6/1/29(a)	553,867
840,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	838,358
490,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	504,092
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
94,000	B	5.250% due 3/15/25(a)	95,939
477,000	B	5.750% due 7/15/27(a)	501,004
460,000	B-	Bidfair Holdings Inc., Senior Unsecured Notes, 5.875% due 6/1/29(a)	462,351
775,000	BB-	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	795,344
500,000	B+	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	500,000

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Commercial Services - 6.7% - (continued)
		CoreCivic Inc., Company Guaranteed Notes:
$ 120,000	BB-	4.625% due 5/1/23	$119,105
460,000	BB-	8.250% due 4/15/26	449,873
689,000	B-	Deluxe Corp., Senior Unsecured Notes, 8.000% due 6/1/29(a)	719,275
775,000	B	Garda World Security Corp., Senior Secured Notes, 4.625% due 2/15/27(a)	774,043
560,000	BB	Gartner Inc., Company Guaranteed Notes, 3.750% due 10/1/30(a)	563,200
		Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes:
194,000	B+	4.625% due 6/15/25(a)	203,458
172,000	B+	5.000% due 6/15/28(a)	186,180
505,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	521,180
610,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	632,112
1,696,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	1,690,022
		Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes:
96,000	BB	5.625% due 10/1/28(a)	101,640
596,000	BB	5.875% due 10/1/30(a)	644,491
		Prime Security Services Borrower LLC/Prime Finance Inc.:
1,440,000	B-	Secured Notes, 6.250% due 1/15/28(a)	1,491,502
1,375,000	BB-	Senior Secured Notes, 3.375% due 8/31/27(a)	1,322,406
320,000	B	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	343,339
590,000	B	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 4.625% due 11/1/26(a)	618,562
675,000	B+	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	723,107
460,000	BB	Square Inc., Senior Unsecured Notes, 3.500% due 6/1/31(a)	460,667
570,000	CCC+	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	564,257
1,153,000	CCC	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	1,073,731
60,000	B+	Terminix Co. LLC (The), Senior Unsecured Notes, 7.450% due 8/15/27	70,184
675,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	658,601
920,000	BB	United Rentals North America Inc., Company Guaranteed Notes, 5.250% due 1/15/30	1,006,195
590,000	BB-	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	590,667

		Total Commercial Services	21,462,700

Computers - 1.0%
256,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	259,542
500,000	CCC+	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(a)	530,000
600,000	B-	Diebold Nixdorf Inc., Senior Secured Notes, 9.375% due 7/15/25(a)	666,855
1,264,000	B+	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	1,298,697
300,000	BB-	Unisys Corp., Senior Secured Notes, 6.875% due 11/1/27(a)	327,808

		Total Computers	3,082,902

Cosmetics/Personal Care - 0.7%
1,019,000	B-	Coty Inc., Company Guaranteed Notes, 6.500% due 4/15/26(a)	1,015,046
		Edgewell Personal Care Co., Company Guaranteed Notes:
296,000	BB	5.500% due 6/1/28(a)	315,433
890,000	BB	4.125% due 4/1/29(a)	893,177

		Total Cosmetics/Personal Care	2,223,656

Distribution/Wholesale - 1.0%
108,159	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(e)	121,088
230,000	CCC	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(a)	233,738
1,600,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	1,549,744
650,000	B-	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	663,812
635,000	B	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	663,791

		Total Distribution/Wholesale	3,232,173

Diversified Financial Services - 4.5%
625,000	B-	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	650,066
1,120,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 4.750% due 12/15/24(a)	1,155,000
900,000	CCC	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	919,130

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Diversified Financial Services - 4.5% - (continued)
$ 924,000	BB-	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	$966,901
775,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26	820,289
900,000	Ba3(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	978,363
950,000	B-	Enova International Inc., Company Guaranteed Notes, 8.500% due 9/15/25(a)	988,731
625,000	B*	Fairstone Financial Inc., Senior Unsecured Notes, 7.875% due 7/15/24(a)	652,175
1,610,721	B1(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(e)	1,613,959
		goeasy Ltd., Company Guaranteed Notes:
343,000	BB-	5.375% due 12/1/24(a)	355,382
431,000	BB-	4.375% due 5/1/26(a)	436,926
		LD Holdings Group LLC, Company Guaranteed Notes:
699,000	B+	6.500% due 11/1/25(a)	724,031
410,000	B+	6.125% due 4/1/28(a)	405,441
500,000	B+	Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	522,798
494,000	B	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	495,853
575,000	BB-	OneMain Finance Corp., Company Guaranteed Notes, 6.875% due 3/15/25	650,469
110,000	BB+	Quicken Loans LLC, Company Guaranteed Notes, 5.250% due 1/15/28(a)	115,157
		Quicken Loans LLC/Quicken Loans Co.-Issuer Inc., Company Guaranteed Notes:
875,000	BB+	3.625% due 3/1/29(a)	854,766
990,000	BB+	3.875% due 3/1/31(a)	969,586
190,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	203,751

		Total Diversified Financial Services	14,478,774

Electric - 2.2%
		Calpine Corp.:
190,000	BB+	Senior Secured Notes, 4.500% due 2/15/28(a)	192,375
		Senior Unsecured Notes:
781,000	B+	5.125% due 3/15/28(a)	787,861
150,000	B+	4.625% due 2/1/29(a)	146,668
650,000	B+	5.000% due 2/1/31(a)	631,280
650,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 5.000% due 9/15/26	671,905
652,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	709,930
		NRG Energy Inc., Company Guaranteed Notes:
755,000	BB+	5.750% due 1/15/28	801,191
138,000	BB+	3.375% due 2/15/29(a)	133,434
27,000	BB+	5.250% due 6/15/29(a)	28,419
230,000	BB+	3.625% due 2/15/31(a)	220,801
645,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	661,109
		Talen Energy Supply LLC:
40,000	CCC+	Company Guaranteed Notes, 10.500% due 1/15/26(a)	36,450
970,000	BB-	Senior Secured Notes, 6.625% due 1/15/28(a)	967,997
		Vistra Operations Co. LLC:
353,000	BB	Company Guaranteed Notes, 5.000% due 7/31/27(a)	360,942
508,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	539,695

		Total Electric	6,890,057

Electrical Components & Equipment - 0.3%
652,000	B+	Energizer Holdings Inc., Company Guaranteed Notes, 4.375% due 3/31/29(a)	644,665
216,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	224,030

		Total Electrical Components & Equipment	868,695

Electronics - 0.6%
581,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	587,542
310,000	BB+	Sensata Technologies BV, Company Guaranteed Notes, 4.000% due 4/15/29(a)	310,946
500,000	BB+	Sensata Technologies Inc., Company Guaranteed Notes, 4.375% due 2/15/30(a)	517,125
450,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	445,941

		Total Electronics	1,861,554

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Energy - Alternate Sources - 0.1%
		Enphase Energy Inc., Senior Unsecured Notes:
$ 200,000	NR	zero coupon, due 3/1/26(a)	$183,200
50,000	NR	zero coupon, due 3/1/28(a)	43,551

		Total Energy - Alternate Sources	226,751

Engineering & Construction - 0.4%
480,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	497,417
400,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	395,048
462,000	B-	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	469,269

		Total Engineering & Construction	1,361,734

Entertainment - 1.9%
460,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	488,679
1,050,000	B	Banijay Entertainment SASU, Senior Secured Notes, 5.375% due 3/1/25(a)	1,079,300
290,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	300,179
814,000	B	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	859,788
440,000	B	Cinemark USA Inc., Company Guaranteed Notes, 5.875% due 3/15/26(a)	456,509
360,000	BB	International Game Technology PLC, Senior Secured Notes, 4.125% due 4/15/26(a)	372,173
		Live Nation Entertainment Inc.:
451,000	B-	Company Guaranteed Notes, 4.750% due 10/15/27(a)	461,172
89,000	B+	Senior Secured Notes, 3.750% due 1/15/28(a)	88,788
550,000	B-	Scientific Games International Inc., Company Guaranteed Notes, 7.000% due 5/15/28(a)	595,914
600,000	B-	SeaWorld Parks & Entertainment Inc., Senior Secured Notes, 8.750% due 5/1/25(a)	651,561
250,000	BB-	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	249,718
400,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	431,000

		Total Entertainment	6,034,781

Environmental Control - 1.1%
		Clean Harbors Inc., Company Guaranteed Notes:
123,000	BB+	4.875% due 7/15/27(a)	129,580
189,000	BB+	5.125% due 7/15/29(a)	205,480
935,000	B	Covanta Holding Corp., Company Guaranteed Notes, 5.000% due 9/1/30	964,378
		GFL Environmental Inc.:
930,000	BB-	Senior Secured Notes, 3.750% due 8/1/25(a)	953,957
96,000	B-	Senior Unsecured Notes, 8.500% due 5/1/27(a)	105,491
1,025,000	B+	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	1,076,296

		Total Environmental Control	3,435,182

Food - 2.3%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
888,000	BB-	5.875% due 2/15/28(a)	945,507
90,000	BB-	3.500% due 3/15/29(a)	86,440
39,000	BB-	4.875% due 2/15/30(a)	40,698
1,000,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	956,100
		Kraft Heinz Foods Co., Company Guaranteed Notes:
199,000	BB+	3.875% due 5/15/27	218,071
89,000	BB+	4.625% due 10/1/39	99,941
60,000	BB+	5.000% due 6/4/42	69,964
60,000	BB+	5.200% due 7/15/45	71,115
1,289,000	BB+	4.375% due 6/1/46	1,387,242
75,000	BB+	4.875% due 10/1/49	86,374
499,000	BB+	5.500% due 6/1/50	622,518
425,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	489,572
500,000	BB+	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	532,500
623,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	627,676
1,065,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	1,080,426

		Total Food	7,314,144

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Forest Products & Paper - 0.3%
$ 900,000	BB-	Clearwater Paper Corp., Company Guaranteed Notes, 4.750% due 8/15/28(a)	$884,650
180,000	B+	Mercer International Inc., Senior Unsecured Notes, 5.125% due 2/1/29(a)	186,102

		Total Forest Products & Paper	1,070,752

Healthcare - Services - 4.3%
630,000	B	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.000% due 4/15/29(a)	655,285
530,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	549,175
550,000	BB-	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.125% due 2/15/29(a)	529,953
		Centene Corp., Senior Unsecured Notes:
30,000	BBB-	4.250% due 12/15/27	31,539
520,000	BBB-	4.625% due 12/15/29	562,050
30,000	BBB-	3.375% due 2/15/30	30,340
		CHS/Community Health Systems Inc.:
		Secured Notes:
610,000	CCC-	6.875% due 4/15/29(a)	623,725
680,000	CCC-	6.125% due 4/1/30(a)	678,779
		Senior Secured Notes:
640,000	B-	6.625% due 2/15/25(a)	674,400
125,000	B-	5.625% due 3/15/27(a)	131,230
		DaVita Inc., Company Guaranteed Notes:
775,000	B+	4.625% due 6/1/30(a)	791,426
204,000	B+	3.750% due 2/15/31(a)	195,855
		HCA Inc., Company Guaranteed Notes:
325,000	BB-	5.625% due 9/1/28	378,219
385,000	BB-	5.875% due 2/1/29	452,375
1,510,000	BB-	3.500% due 9/1/30	1,552,771
340,000	BB-	7.500% due 11/6/33	471,260
160,000	BB-	7.500% due 11/15/95	219,918
563,000	B	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	561,635
362,000	CCC+	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	353,010
290,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	318,761
494,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	532,903
80,000	CCC	Surgery Center Holdings Inc., Company Guaranteed Notes, 10.000% due 4/15/27(a)	87,629
410,000	BB-	Syneos Health Inc., Company Guaranteed Notes, 3.625% due 1/15/29(a)	400,863
		Tenet Healthcare Corp.:
59,000	CCC+	Company Guaranteed Notes, 6.125% due 10/1/28(a)	61,829
		Senior Secured Notes:
10,000	B1(b)	4.625% due 9/1/24(a)	10,238
710,000	B+	7.500% due 4/1/25(a)	762,141
542,000	B+	4.875% due 1/1/26(a)	560,558
62,000	B+	5.125% due 11/1/27(a)	64,815
713,000	B+	4.625% due 6/15/28(a)	728,208
94,000	CCC+	Senior Unsecured Notes, 6.750% due 6/15/23	102,249
610,000	CCC	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	637,047

		Total Healthcare - Services	13,710,186

Home Builders - 0.8%
480,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	508,507
		Forestar Group Inc., Company Guaranteed Notes:
410,000	B+	3.850% due 5/15/26(a)	413,528
580,000	B+	5.000% due 3/1/28(a)	603,110
380,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	401,303
625,000	BB	Mattamy Group Corp., Senior Unsecured Notes, 5.250% due 12/15/27(a)	653,297

		Total Home Builders	2,579,745

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Insurance - 0.4%
$ 650,000	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(e)	$693,904
500,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	573,950

		Total Insurance	1,267,854

Internet - 1.5%
310,000	B	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	310,388
180,000	NR	Airbnb Inc., Senior Unsecured Notes, zero coupon, due 3/15/26(a)	168,210
450,000	B+	Cablevision Lightpath LLC, Senior Secured Notes, 3.875% due 9/15/27(a)	438,912
399,000	BB	Cogent Communications Group Inc., Senior Secured Notes, 3.500% due 5/1/26(a)	406,577
650,000	BB-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	684,950
920,000	B	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	935,111
350,000	BB	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	359,188
		Netflix Inc., Senior Unsecured Notes:
880,000	BB+	6.375% due 5/15/29	1,100,981
130,000	BB+	4.875% due 6/15/30(a)	149,987
140,000	NR	Twitter Inc., Senior Unsecured Notes, zero coupon, due 3/15/26(a)	129,325

		Total Internet	4,683,629

Investment Companies - 0.1%
310,000	B+	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	320,380

Iron/Steel - 0.7%
		Cleveland-Cliffs Inc.:
400,000	B2(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	412,254
470,000	B	Senior Secured Notes, 6.750% due 3/15/26(a)	508,195
675,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	667,433
475,000	B+	Mineral Resources Ltd., Senior Unsecured Notes, 8.125% due 5/1/27(a)	521,921

		Total Iron/Steel	2,109,803

Leisure Time - 3.5%
		Carnival Corp., Senior Unsecured Notes:
112,000	B+	7.625% due 3/1/26(a)	122,780
1,413,000	B+	5.750% due 3/1/27(a)	1,503,079
		NCL Corp., Ltd.:
598,000	B-	Company Guaranteed Notes, 5.875% due 3/15/26(a)	624,165
		Senior Secured Notes:
390,000	B+	12.250% due 5/15/24(a)	472,854
765,000	B+	10.250% due 2/1/26(a)	894,151
1,605,000	B-	Senior Unsecured Notes, 3.625% due 12/15/24(a)	1,535,937
690,000	B	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.500% due 4/1/28(a)	727,088
1,635,000	BB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	1,696,590
		Viking Cruises Ltd.:
290,000	CCC	Company Guaranteed Notes, 5.875% due 9/15/27(a)	280,212
640,000	CCC+	Senior Secured Notes, 13.000% due 5/15/25(a)	752,218
580,000	CCC	Senior Unsecured Notes, 7.000% due 2/15/29(a)	595,564
88,000	B-	Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes, 5.625% due 2/15/29(a)	89,177
1,735,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	1,748,203

		Total Leisure Time	11,042,018

Lodging - 2.4%
561,000	B	Boyd Gaming Corp., Senior Unsecured Notes, 4.750% due 6/15/31(a)	568,181
370,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	402,547
675,000	BBB-	Genting New York LLC/GENNY Capital Inc., Senior Unsecured Notes, 3.300% due 2/15/26(a)	677,134
990,000	B-	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Senior Unsecured Notes, 5.000% due 6/1/29(a)	1,001,137
1,400,000	BB	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	1,495,900
200,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 3.800% due 1/8/26	217,000
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	39,346
686,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	761,710

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Lodging - 2.4% - (continued)
		Wynn Macau Ltd., Senior Unsecured Notes:
$ 1,410,000	BB-	5.625% due 8/26/28(a)	$1,484,074
955,000	BB-	5.125% due 12/15/29(a)	988,263

		Total Lodging	7,635,292

Machinery - Construction & Mining - 0.1%
230,000	BB	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	237,325

Machinery - Diversified - 0.3%
340,000	B+	ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 4.125% due 12/15/28(a)	342,373
530,000	B	Vertical US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	551,863

		Total Machinery - Diversified	894,236

Media - 5.9%
1,200,000	B	Altice Financing SA, Senior Secured Notes, 5.000% due 1/15/28(a)	1,192,422
650,000	B+	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	655,525
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
110,000	BB	5.125% due 5/1/27(a)	115,087
524,000	BB	5.375% due 6/1/29(a)	570,120
1,038,000	BB	4.750% due 3/1/30(a)	1,077,898
830,000	BB	4.500% due 8/15/30(a)	846,845
1,080,000	BB	4.500% due 5/1/32	1,093,343
190,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 5.750% due 4/1/48	233,037
		CSC Holdings LLC:
		Company Guaranteed Notes:
800,000	BB	5.375% due 2/1/28(a)	842,000
340,000	BB	4.500% due 11/15/31(a)	339,308
1,700,000	B+	Senior Unsecured Notes, 5.750% due 1/15/30(a)	1,776,645
1,970,000	B-	DISH DBS Corp., Company Guaranteed Notes, 7.750% due 7/1/26	2,240,284
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	48,563
15,000	CCC+	3.375% due 8/15/26	15,517
720,000	B+	Gray Television Inc., Company Guaranteed Notes, 4.750% due 10/15/30(a)	708,235
840,000	B+	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	871,441
120,000	NR	Liberty Latin America Ltd., Senior Unsecured Notes, 2.000% due 7/15/24	124,158
440,000	BB+	News Corp., Senior Unsecured Notes, 3.875% due 5/15/29(a)	444,400
		TEGNA Inc., Company Guaranteed Notes:
94,000	BB-	4.750% due 3/15/26(a)	99,967
60,000	BB-	4.625% due 3/15/28	61,350
587,000	BB-	5.000% due 9/15/29	601,731
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	212,951
100,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	149,493
		Univision Communications Inc., Senior Secured Notes:
400,000	B	9.500% due 5/1/25(a)	441,562
1,200,000	B	6.625% due 6/1/27(a)	1,299,000
98,000	(P)B+	4.500% due 5/1/29(a)	99,534
927,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	927,097
430,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	450,414
250,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	265,073
760,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	814,150
340,000	B	Virgin Media Vendor Financing Notes IV DAC, Senior Unsecured Notes, 5.000% due 7/15/28(a)	344,670

		Total Media	18,961,820

Mining - 1.6%
		First Quantum Minerals Ltd., Company Guaranteed Notes:
400,000	B	7.250% due 4/1/23(a)	408,338
1,315,000	B	7.500% due 4/1/25(a)	1,367,022

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Mining - 1.6% - (continued)
$ 590,000	B	6.875% due 10/15/27(a)	$644,575
		Freeport-McMoRan Inc., Company Guaranteed Notes:
375,000	BB+	4.125% due 3/1/28	391,875
1,547,000	BB+	5.450% due 3/15/43	1,869,936
		Hudbay Minerals Inc., Company Guaranteed Notes:
180,000	B	4.500% due 4/1/26(a)	178,862
220,000	B	6.125% due 4/1/29(a)	229,076

		Total Mining	5,089,684

Miscellaneous Manufacturers - 0.0%
9,666	CCC+(f)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (5.000% cash and 5.000% PIK or 10.000% cash) due 8/15/26(a)(e)	9,763

Office/Business Equipment - 0.1%
300,000	BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 4.250% due 4/1/28	314,215

Oil & Gas - 6.5%
590,000	BB-	Antero Resources Corp., Senior Unsecured Notes, 5.375% due 3/1/30(a)	591,106
		Apache Corp., Senior Unsecured Notes:
154,000	BB+	4.375% due 10/15/28	158,196
230,000	BB+	7.750% due 12/15/29	270,106
376,000	BB+	4.250% due 1/15/30	379,303
1,070,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	1,060,648
950,000	B+	California Resources Corp., Company Guaranteed Notes, 7.125% due 2/1/26(a)	980,875
143,000	CCC+	Callon Petroleum Co., Company Guaranteed Notes, 6.375% due 7/1/26	128,388
60,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	63,379
14,000	B	Comstock Resources Inc., Company Guaranteed Notes, 7.500% due 5/15/25(a)	14,539
		Continental Resources Inc., Company Guaranteed Notes:
675,000	BB+	5.750% due 1/15/31(a)	793,051
10,000	BB+	4.900% due 6/1/44	10,861
530,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.000% due 5/1/29(a)	545,852
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
230,000	BB-	6.625% due 7/15/25(a)	244,392
848,000	BB-	5.750% due 1/30/28(a)	898,821
		EQT Corp., Senior Unsecured Notes:
590,000	BB	7.625% due 2/1/25	689,825
150,000	BB	3.900% due 10/1/27	160,372
430,000	BB	5.000% due 1/15/29	477,835
150,000	BB	3.625% due 5/15/31(a)	154,691
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
795,000	BB-	5.750% due 2/1/29(a)	817,181
116,000	BB-	6.000% due 2/1/31(a)	120,191
600,000	B+	Independence Energy Finance LLC, Senior Unsecured Notes, 7.250% due 5/1/26(a)	608,328
675,000	BB-	Indigo Natural Resources LLC, Senior Unsecured Notes, 5.375% due 2/1/29(a)	677,774
		MEG Energy Corp.:
		Company Guaranteed Notes:
1,165,000	BB-	7.125% due 2/1/27(a)	1,250,930
290,000	BB-	5.875% due 2/1/29(a)	302,382
775,000	BB	Secured Notes, 6.500% due 1/15/25(a)	802,931
900,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.375% due 7/15/28	946,278
520,000	B	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	545,415
894,000	B+	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	909,645
		Occidental Petroleum Corp., Senior Unsecured Notes:
10,000	BB-	1.606% (3-Month USD-LIBOR + 1.450%) due 8/15/22(c)	9,928
218,000	BB-	2.700% due 2/15/23	219,584
225,000	BB-	2.900% due 8/15/24	224,719
425,000	BB-	8.500% due 7/15/27	517,244

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Oil & Gas - 6.5% - (continued)
$ 122,000	BB-	6.375% due 9/1/28	$135,838
884,000	BB-	8.875% due 7/15/30	1,135,578
333,000	BB-	6.625% due 9/1/30	382,054
462,000	BB-	6.125% due 1/1/31	513,042
105,000	BB-	6.200% due 3/15/40	110,922
108,000	BB-	4.625% due 6/15/45	95,495
202,000	BB-	4.200% due 3/15/48	166,149
161,000	BB-	4.400% due 8/15/49	135,476
		PBF Holding Co. LLC/PBF Finance Corp.:
850,000	B+	Company Guaranteed Notes, 6.000% due 2/15/28	627,950
160,000	BB	Senior Secured Notes, 9.250% due 5/15/25(a)	164,699
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	48,872
20,000	BB-	5.750% due 2/1/29	22,565
		Range Resources Corp., Company Guaranteed Notes:
45,000	B+	5.000% due 3/15/23	46,350
500,000	B+	4.875% due 5/15/25	509,375
110,000	B+	9.250% due 2/1/26	121,468
785,000	B+	8.250% due 1/15/29(a)	876,386

		Total Oil & Gas	20,666,989

Oil & Gas Services - 0.5%
628,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	652,605
402,000	BB	ChampionX Corp., Company Guaranteed Notes, 6.375% due 5/1/26	422,890
625,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	657,812

		Total Oil & Gas Services	1,733,307

Packaging & Containers - 1.8%
1,231,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(e)	1,286,457
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
350,000	BB	Senior Secured Notes, 3.250% due 9/1/28(a)	350,028
590,000	B+	Senior Unsecured Notes, 4.000% due 9/1/29(a)	581,920
200,000	B-	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(a)	206,290
935,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	971,231
450,000	B+	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	473,063
625,000	B+	Intertape Polymer Group Inc., Company Guaranteed Notes, 7.000% due 10/15/26(a)	661,375
500,000	BB	Silgan Holdings Inc., Company Guaranteed Notes, 4.750% due 3/15/25	508,232
625,000	CCC+	Trivium Packaging Finance BV, Company Guaranteed Notes, 8.500% due 8/15/27(a)	673,409

		Total Packaging & Containers	5,712,005

Pharmaceuticals - 2.5%
350,000	B+	AdaptHealth LLC, Company Guaranteed Notes, 4.625% due 8/1/29(a)	343,875
1,090,000	B	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(a)	1,169,025
		Bausch Health Cos., Inc., Company Guaranteed Notes:
20,000	B	6.125% due 4/15/25(a)	20,445
1,480,000	B	5.000% due 2/15/29(a)	1,359,928
120,000	B	6.250% due 2/15/29(a)	117,450
540,000	B	Cheplapharm Arzneimittel GmbH, Senior Secured Notes, 5.500% due 1/15/28(a)	555,725
290,000	CCC+	Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes, 9.500% due 7/31/27(a)	295,437
595,000	B+	Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	587,563
196,000	BB-	Herbalife Nutrition Ltd./HLF Financing Inc., Company Guaranteed Notes, 7.875% due 9/1/25(a)	213,391
900,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	902,745
380,000	BB-	Jazz Securities DAC, Senior Secured Notes, 4.375% due 1/15/29(a)	391,301
1,045,000	B+	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	1,067,206
800,000	BB-	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 7.125% due 1/31/25	874,856

		Total Pharmaceuticals	7,898,947

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Pipelines - 5.6%
		Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes:
$ 40,000	BB-	5.375% due 9/15/24	$41,200
183,000	BB-	7.875% due 5/15/26(a)	203,130
539,000	BB-	5.750% due 3/1/27(a)	556,499
950,000	BB-	5.750% due 1/15/28(a)	978,205
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
590,000	B+	7.625% due 12/15/25(a)	637,383
320,000	B+	6.625% due 7/15/26(a)	334,984
		Buckeye Partners LP, Senior Unsecured Notes:
189,000	BB	4.125% due 3/1/25(a)	195,143
659,000	BB	4.500% due 3/1/28(a)	660,611
		Cheniere Energy Inc.:
528,000	BB	Senior Secured Notes, 4.625% due 10/15/28(a)	555,100
730,000	NR	Senior Unsecured Notes, 4.250% due 3/15/45	613,847
		Cheniere Energy Partners LP, Company Guaranteed Notes:
577,000	BB	4.500% due 10/1/29	610,899
340,000	BB	4.000% due 3/1/31(a)	351,395
		DCP Midstream Operating LP, Company Guaranteed Notes:
1,000,000	BB+	5.625% due 7/15/27	1,102,295
120,000	BB+	6.450% due 11/3/36(a)	137,443
550,000	BB+	6.750% due 9/15/37(a)	647,625
		DT Midstream Inc., Senior Unsecured Notes:
209,000	BB+	4.125% due 6/15/29(a)	210,306
444,000	BB+	4.375% due 6/15/31(a)	446,220
		EQM Midstream Partners LP, Senior Unsecured Notes:
300,000	BB-	4.000% due 8/1/24	307,344
180,000	BB-	6.000% due 7/1/25(a)	195,298
150,000	BB-	6.500% due 7/1/27(a)	165,229
340,000	BB-	5.500% due 7/15/28	363,810
250,000	BB-	6.500% due 7/15/48	265,791
226,000	B+	Genesis Energy LP/ Genesis Energy Finance Corp., Company Guaranteed Notes, 8.000% due 1/15/27	232,498
1,375,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.500% due 10/1/25	1,385,608
1,150,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	1,239,493
925,000	BB	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	949,402
900,000	BB-	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	936,599
		NuStar Logistics LP, Company Guaranteed Notes:
375,000	BB-	5.750% due 10/1/25	399,609
350,000	BB-	6.375% due 10/1/30	383,780
540,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	552,118
430,000	BB	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.875% due 2/1/31(a)	450,711
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
23,000	BB	6.500% due 7/15/27	24,955
260,000	BB	5.000% due 1/15/28	272,321
423,000	BB	6.875% due 1/15/29	470,588
		Western Midstream Operating LP, Senior Unsecured Notes:
250,000	BB	4.350% due 2/1/25	260,937
250,000	BB	3.950% due 6/1/25	259,969
410,000	BB	5.500% due 8/15/48	425,844

		Total Pipelines	17,824,189

Real Estate - 1.2%
725,000	B+	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 6.750% due 5/15/28(a)	782,094
880,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	930,195
		Kennedy-Wilson Inc., Company Guaranteed Notes:

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Real Estate - 1.2% - (continued)
$ 650,000	BB	4.750% due 3/1/29	$666,809
450,000	BB	5.000% due 3/1/31	460,867
		Realogy Group LLC/Realogy Co.-Issuer Corp.:
360,000	B-	Company Guaranteed Notes, 5.750% due 1/15/29(a)	376,756
440,000	BB-	Secured Notes, 7.625% due 6/15/25(a)	477,972
130,000	NR	Senior Secured Notes, 0.250% due 6/15/26(a)	132,438

		Total Real Estate	3,827,131

Real Estate Investment Trusts (REITs) - 3.0%
370,000	NR	Apollo Commercial Real Estate Finance Inc., Senior Unsecured Notes, 4.750% due 8/23/22	377,881
675,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	693,913
		Diversified Healthcare Trust:
		Company Guaranteed Notes:
570,000	BB	9.750% due 6/15/25	634,746
180,000	BB	4.375% due 3/1/31	169,580
450,000	BB-	Senior Unsecured Notes, 4.750% due 2/15/28	434,903
320,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	326,400
		GEO Group Inc. (The), Company Guaranteed Notes:
540,000	CCC	5.875% due 10/15/24	394,791
780,000	CCC	6.000% due 4/15/26	469,950
618,000	BB+	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 6.000% due 4/15/25(a)	652,763
220,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26(a)	227,658
1,285,000	B+	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	1,260,463
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
350,000	BBB-	5.000% due 10/15/27	368,812
60,000	BBB-	4.625% due 8/1/29	63,735
		Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes:
725,000	B+	5.875% due 10/1/28(a)	774,844
67,000	B+	4.875% due 5/15/29(a)	69,516
		Service Properties Trust:
		Company Guaranteed Notes:
217,000	BB	7.500% due 9/15/25	242,771
364,000	BB	5.500% due 12/15/27	375,344
		Senior Unsecured Notes:
333,000	BB-	3.950% due 1/15/28	298,498
31,000	BB-	4.950% due 10/1/29	28,948
550,000	BB-	4.375% due 2/15/30	495,806
		Starwood Property Trust Inc., Senior Unsecured Notes:
220,000	B+	5.500% due 11/1/23(a)	230,450
900,000	B+	4.750% due 3/15/25	940,707
160,000	BB	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 4.125% due 8/15/30(a)	162,664

		Total Real Estate Investment Trusts (REITs)	9,695,143

Retail - 3.7%
190,000	B+	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	202,207
448,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	469,000
362,000	CCC+	Carvana Co., Company Guaranteed Notes, 5.500% due 4/15/27(a)	373,912
770,000	CCC	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	778,655
744,000	B-	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	793,294
1,025,000	B-	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	1,050,112
1,020,000	BB	FirstCash Inc., Company Guaranteed Notes, 4.625% due 9/1/28(a)	1,058,286
230,000	CCC+	Foundation Building Materials Inc., Company Guaranteed Notes, 6.000% due 3/1/29(a)	225,786
		L Brands Inc., Company Guaranteed Notes:
250,000	BB-	9.375% due 7/1/25(a)	318,889
690,000	BB-	5.250% due 2/1/28	749,550

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Retail - 3.7% - (continued)
$ 490,000	BB-	6.625% due 10/1/30(a)	$560,744
274,000	BB-	LCM Investments Holdings II LLC, Senior Unsecured Notes, 4.875% due 5/1/29(a)	281,742
		Magic Mergeco Inc.:
220,000	B	Senior Secured Notes, 5.250% due 5/1/28(a)	223,026
560,000	CCC+	Senior Unsecured Notes, 7.875% due 5/1/29(a)	571,900
		Murphy Oil USA Inc., Company Guaranteed Notes:
440,000	BB+	5.625% due 5/1/27	464,242
27,000	BB+	4.750% due 9/15/29	28,249
668,000	BB+	3.750% due 2/15/31(a)	650,325
220,000	CCC+	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	232,513
763,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	765,861
510,000	CCC+	Party City Holdings Inc., Senior Secured Notes, 8.750% due 2/15/26(a)	540,600
		PetSmart Inc./PetSmart Finance Corp.:
250,000	CCC+	Company Guaranteed Notes, 7.750% due 2/15/29(a)	275,354
250,000	BB-	Senior Secured Notes, 4.750% due 2/15/28(a)	259,237
310,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	312,880
260,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	263,279
220,000	BB-	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 4.500% due 3/15/29(a)	224,053

		Total Retail	11,673,696

Semiconductors - 0.1%
380,000	BB	Entegris Inc., Company Guaranteed Notes, 4.375% due 4/15/28(a)	396,625

Software - 1.5%
380,000	B+	Black Knight InfoServ LLC, Company Guaranteed Notes, 3.625% due 9/1/28(a)	374,334
500,000	B	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	518,830
625,000	B+	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	651,250
100,000	NR	Dropbox Inc., Senior Unsecured Notes, zero coupon, due 3/1/26(a)	102,300
580,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	566,138
250,000	BB	Open Text Corp., Company Guaranteed Notes, 3.875% due 2/15/28(a)	250,020
330,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 2/15/30(a)	332,056
390,000	B	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	384,994
		Rackspace Technology Global Inc.:
563,000	B-	Company Guaranteed Notes, 5.375% due 12/1/28(a)	568,912
460,000	B+	Senior Secured Notes, 3.500% due 2/15/28(a)	443,594
495,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	524,715

		Total Software	4,717,143

Telecommunications - 4.5%
		Altice France Holding SA:
295,000	CCC+	Company Guaranteed Notes, 6.000% due 2/15/28(a)	289,497
350,000	CCC+	Senior Secured Notes, 10.500% due 5/15/27(a)	391,737
		Altice France SA, Senior Secured Notes:
767,000	B	7.375% due 5/1/26(a)	798,577
600,000	B	8.125% due 2/1/27(a)	654,750
200,000	B	5.125% due 1/15/29(a)	198,258
470,000	B	5.125% due 7/15/29(a)	466,595
620,000	CCC+	CommScope Inc., Company Guaranteed Notes, 8.250% due 3/1/27(a)	662,625
		CommScope Technologies LLC, Company Guaranteed Notes:
300,000	CCC+	6.000% due 6/15/25(a)	306,654
40,000	CCC+	5.000% due 3/15/27(a)	40,369
1,275,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	1,319,663
		Frontier Communications Holdings LLC:
220,000	CCC+	Secured Notes, 6.750% due 5/1/29(a)	229,911
1,140,000	B+	Senior Secured Notes, 5.000% due 5/1/28(a)	1,169,925
878,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	976,305

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2% - (continued)
Telecommunications - 4.5% - (continued)
$ 550,000	WR(b)	Intelsat Jackson Holdings SA, Senior Secured Notes, 8.000% due 2/15/24(a)(g)	$569,712
		Lumen Technologies Inc., Senior Unsecured Notes:
245,000	BB-	6.750% due 12/1/23	270,579
500,000	BB-	5.125% due 12/15/26(a)	518,594
140,000	BB-	4.500% due 1/15/29(a)	135,727
1,575,000	BB	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	2,337,253
380,000	BB	Switch Ltd., Company Guaranteed Notes, 3.750% due 9/15/28(a)	378,144
		Telesat Canada/Telesat LLC:
475,000	B	Company Guaranteed Notes, 6.500% due 10/15/27(a)	452,437
375,000	BB-	Senior Secured Notes, 4.875% due 6/1/27(a)	357,885
		T-Mobile USA Inc., Company Guaranteed Notes:
430,000	BB	3.500% due 4/15/31	437,706
580,000	Ba3(b)	3.500% due 4/15/31(a)	590,394
650,000	CCC+	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	661,401

		Total Telecommunications	14,214,698

Transportation - 0.3%
651,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	667,337
320,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	382,088

		Total Transportation	1,049,425

Trucking & Leasing - 0.4%
1,075,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(c)	1,146,219

		TOTAL CORPORATE BONDS & NOTES (Cost - $264,781,261)	277,936,159

SENIOR LOANS - 4.7%
59,400	NR	Acrisure LLC, (Restricted, cost - $59,279, acquired 1/31/20), 3.703% (3-Month USD-LIBOR + 3.500%) due 2/15/27(h)	58,973
416,762	NR	Allen Media LLC, (Restricted, cost - $408,348, acquired 7/14/20), 5.703% (3-Month USD-LIBOR + 5.500%) due 2/10/27(h)	417,067
108,897	NR	Allied Universal Holdco LLC, (Restricted, cost - $104,787, acquired 5/21/20), 4.250% (1-Month USD-LIBOR + 3.750%) due 5/12/28(h)	109,279
29,779	NR	AmeriLife Holdings LLC, (Restricted, cost - $29,725, acquired 2/6/20), 4.110% (1-Month USD-LIBOR + 4.000%) due 3/18/27(h)	29,817
227,671	NR	Applovin Corp., (Restricted, cost - $222,026, acquired 4/16/20), 3.343% (1-Month USD-LIBOR + 3.250%) due 8/15/25(h)	227,671
170,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $161,930, acquired 5/21/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 3/11/25(h)	168,376
316,028	NR	Arctic Canadian Diamond Company, Ltd., (Restricted, cost - $316,028, acquired 2/2/21) due 12/31/24(h)(i)(j)	313,563
247,785	NR	Asurion LLC, (Restricted, cost - $243,336, acquired 4/8/20), 3.343% (1-Month USD-LIBOR + 3.250%) due 12/23/26(h)	246,876
29,475	NR	athenahealth Inc., (Restricted, cost - $29,079, acquired 2/7/19), 4.410% (1-Month USD-LIBOR + 4.250%/3-Month USD-LIBOR + 4.250%) due 2/11/26(h)	29,622
57,301	NR	Clarios Global LP, (Restricted, cost - $57,235, acquired 4/3/19), 3.343% (1-Month USD-LIBOR + 3.250%) due 4/30/26(h)	57,149
227,688	NR	Commscope Inc., (Restricted, cost - $220,256, acquired 4/17/20), 3.343% (1-Month USD-LIBOR + 3.250%) due 4/6/26(h)	227,261
55,875	NR	CoreCivic Inc., (Restricted, cost - $53,890, acquired 12/12/19), 5.500% (1-Month USD-LIBOR + 4.500%) due 12/18/24(h)	54,199
590,000	NR	DCert Buyer Inc., (Restricted, cost - $588,574, acquired 2/16/21), 7.093% (1-Month USD-LIBOR + 7.000%) due 2/19/29(h)	595,776
326,700	NR	DCert Buyer Inc., (Restricted, cost - $318,076, acquired 4/17/20), 4.093% (1-Month USD-LIBOR + 4.000%) due 10/16/26(h)	327,546
80,000	NR	Deerfield Dakota Holding LLC, (Restricted, cost - $78,982, acquired 3/5/20), 7.500% (1-Month USD-LIBOR + 6.750%) due 4/7/28(h)	82,200
267,975	NR	Equinox Holdings Inc., (Restricted, cost - $261,994, acquired 6/9/20), 10.000% (3-Month USD-LIBOR + 9.000%) due 3/8/24(h)	270,209
40,000	NR	EyeCare Partners LLC, (Restricted, cost - $39,663, acquired 2/18/20), 8.343% (1-Month USD-LIBOR + 8.250%) due 2/18/28(h)	38,500
59,486	NR	EyeCare Partners LLC, (Restricted, cost - $59,437, acquired 2/5/20), 3.843% (1-Month USD-LIBOR + 3.750%) due 2/18/27(h)	59,062
125,292	NR	First Eagle Holdings Inc., (Restricted, cost - $117,033, acquired 5/21/20), 2.703% (3-Month USD-LIBOR + 2.500%) due 2/1/27(h)	124,205
257,354	NR	Focus Financial Partners LLC, (Restricted, cost - $247,327, acquired 4/24/20), 2.093% (1-Month USD-LIBOR + 2.000%) due 7/3/24(h)	255,290
443,162	NR	Gannett Holdings LLC, (Restricted, cost - $434,845, acquired 1/29/21), 7.750% (3-Month USD-LIBOR + 7.000%) due 2/9/26(h)	448,147
480,000	NR	Garda World Security Corp., (Restricted, cost - $461,074, acquired 4/17/20), 4.350% (1-Month USD-LIBOR + 4.250%) due 10/30/26(h)	481,762
77,825	NR	Global Tel*Link Corp., (Restricted, cost - $75,453, acquired 8/16/19), 4.343% (1-Month USD-LIBOR + 4.250%) due 11/29/25(h)	71,696
239,400	NR	Great Outdoors Group LLC, (Restricted, cost - $238,242, acquired 2/26/21), 5.000% (3-Month USD-LIBOR + 4.250%) due 3/6/28(h)	241,585
227,694	NR	Grifols Worldwide Operations Ltd., (Restricted, cost - $224,044, acquired 4/16/20), 2.062% (1-Week USD-LIBOR + 2.000%) due 11/15/27(h)	225,859
137,609	NR	Harland Clarke Holdings Corp., (Restricted, cost - $124,950, acquired 3/5/21), 5.750% (3-Month USD-LIBOR + 4.750%) due 11/3/23(h)	122,797
324,382	NR	Hillman Group Inc., 4.093% (1-Month USD-LIBOR + 4.000%) due 5/30/25	324,423
247,449	NR	IRB Holding Corp., (Restricted, cost - $225,414, acquired 4/24/20), 3.750% (3-Month USD-LIBOR + 2.750%) due 2/5/25(h)	246,803
39,302	NR	Jane Street Group LLC, (Restricted, cost - $39,255, acquired 1/21/21), 2.843% (1-Month USD-LIBOR + 2.750%) due 1/26/28(h)	39,113

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 4.7% - (continued)
$ 150,000	NR	Jazz Pharmaceuticals Public Limited Company, (Restricted, cost - $149,259, acquired 4/22/21), 4.000% (1-Month USD-LIBOR + 3.500%) due 5/5/28(h)	$150,817
383,875	NR	JetBlue Airways Corp., (Restricted, cost - $383,064, acquired 6/12/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/17/24(h)	393,180
200,000	NR	Level 3 Financing Inc., (Restricted, cost - $193,180, acquired 5/22/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 3/1/27(h)	198,000
30,369	NR	LifePoint Health Inc., (Restricted, cost - $30,175, acquired 11/14/18), 3.843% (1-Month USD-LIBOR + 3.750%) due 11/16/25(h)	30,412
390,000	NR	Michaels Companies Inc., (Restricted, cost - $386,164, acquired 4/8/21), 5.000% (3-Month USD-LIBOR + 4.250%) due 4/15/28(h)	391,443
320,000	NR	Mileage Plus Holdings LLC, (Restricted, cost - $314,427, acquired 6/25/20), 6.250% (1-Month USD-LIBOR + 5.250%/3-Month USD-LIBOR + 5.250%) due 6/21/27(h)	342,000
224,527	NR	Nexstar Broadcasting Inc., (Restricted, cost - $218,034, acquired 4/8/20), 2.610% (1-Month USD-LIBOR + 2.500%) due 9/18/26(h)	224,185
310,000	NR	Peraton Corp., (Restricted, cost - $308,505, acquired 2/23/21), 4.500% (1-Month USD-LIBOR + 3.750%) due 2/1/28(h)	311,162
940,000	NR	Petco Health and Wellness Company Inc., (Restricted, cost - $937,728, acquired 2/25/21), 4.000% (3-Month USD-LIBOR + 3.250%) due 3/3/28(h)	941,513
370,000	NR	PetSmart LLC, (Restricted, cost - $366,463, acquired 1/29/21), 4.500% (3-Month USD-LIBOR + 3.750%) due 2/11/28(h)	371,850
247,494	NR	Phoenix Guarantor Inc., (Restricted, cost - $233,456, acquired 4/8/20), 3.343% (1-Month USD-LIBOR + 3.250%) due 3/5/26(h)	245,277
134,704	NR	Prime Security Services Borrower LLC, (Restricted, cost - $129,884, acquired 5/21/20), 3.500% (1-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 9/23/26(h)	134,845
380,000	NR	Rackspace Technology Global Inc., (Restricted, cost - $378,181, acquired 2/3/21), 3.500% (2-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 2/15/28(h)	378,704
50,000	NR	Radiology Partners Inc., (Restricted, cost - $47,184, acquired 5/21/20), 4.347% (1-Month USD-LIBOR + 4.250%) due 7/9/25(h)	50,076
273,110	NR	Redstone Holdco 2 LP, (Restricted, cost - $270,416, acquired 4/16/21), 5.500% (3-Month USD-LIBOR + 4.750%) due 4/27/28(h)	271,404
430,000	NR	Rent-A-Center Inc., (Restricted, cost - $427,939, acquired 2/4/21), 4.750% (1-Month USD-LIBOR + 4.000%) due 2/17/28(h)	433,584
247,468	NR	Sedgwick Claims Management Services Inc., (Restricted, cost - $231,381, acquired 4/30/20), 3.343% (1-Month USD-LIBOR + 3.250%) due 12/31/25(h)	245,044
460,000	NR	SkyMiles IP Ltd., (Restricted, cost - $455,850, acquired 9/16/20), 4.750% (3-Month USD-LIBOR + 3.750%) due 10/20/27(h)	482,844
74,323	NR	Spencer Spirit IH LLC, (Restricted, cost - $73,250, acquired 6/14/19), 6.091% (1-Month USD-LIBOR + 6.000%/3-Month USD-LIBOR + 5.000%) due 6/19/26(h)(j)	74,193
74,785	NR	SS&C Technologies Holdings Inc., 1.843% (1-Month USD-LIBOR + 1.750%) due 4/16/25	74,166
49,351	NR	Terrier Media Buyer Inc., (Restricted, cost - $49,156, acquired 12/12/19), 3.593% (1-Month USD-LIBOR + 3.500%) due 12/17/26(h)	49,201
316,792	NR	TransDigm Inc., (Restricted, cost - $291,760, acquired 4/8/20), 2.343% (1-Month USD-LIBOR + 2.250%) due 12/9/25(h)	313,073
250,000	NR	Truck Hero Inc., (Restricted, cost - $250,000, acquired 1/20/21), 4.500% (1-Month USD-LIBOR + 3.750%) due 1/31/28(h)	250,507
308,447	NR	U.S. Renal Care Inc., (Restricted, cost - $307,965, acquired 1/7/21), 5.125% (1-Month USD-LIBOR + 5.000%) due 6/26/26(h)	307,420
860,000	NR	United AirLines Inc., (Restricted, cost - $855,766, acquired 4/14/21), 4.500% (3-Month USD-LIBOR + 3.750%) due 4/21/28(h)	869,292
321,570	NR	US Foods Inc., (Restricted, cost - $310,761, acquired 4/8/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 6/27/23(h)	319,216
316,750	NR	Verscend Holding Corp., (Restricted, cost - $304,996, acquired 4/8/20), 4.093% (1-Month USD-LIBOR + 4.000%) due 8/27/25(h)	317,570
250,000	NR	VICI Properties 1 LLC, (Restricted, cost - $238,105, acquired 4/8/20), 1.843% (1-Month USD-LIBOR + 1.750%) due 12/20/24(h)	248,031
230,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $224,567, acquired 4/16/20), 2.601% (1-Month USD-LIBOR + 2.500%) due 1/31/28(h)	228,936
227,700	NR	VS Buyer LLC, (Restricted, cost - $223,877, acquired 4/17/20), 3.093% (1-Month USD-LIBOR + 3.000%) due 2/28/27(h)	227,060
229,479	NR	Whatabrands LLC, (Restricted, cost - $223,559, acquired 4/17/20), 2.851% (1-Month USD-LIBOR + 2.750%) due 7/31/26(h)	228,774

		TOTAL SENIOR LOANS (Cost - $14,645,515)	14,998,605

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
250,000	BBB	ACIS CLO Ltd., Series 2015-6A, Class D, 3.946% (3-Month USD-LIBOR + 3.770%) due 5/1/27(a)(c)	251,258
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, zero coupon (3-Month USD-LIBOR + 3.400%) due 4/15/34(a)(c)	280,231
500,000	BB-	Barings CLO Ltd., Series 2020-4A, Class E, 5.904% (3-Month USD-LIBOR + 5.680%) due 1/20/32(a)(c)	487,836
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 3.826% (3-Month USD-LIBOR + 3.650%) due 4/24/34(a)(c)	250,166
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 6.596% (3-Month USD-LIBOR + 6.410%) due 4/15/34(a)(c)	279,690
300,000	BB-	Dryden 43 Senior Loan Fund, Series 2016-43A, Class ER3, 6.588% (3-Month USD-LIBOR + 6.400%) due 4/20/34(a)(c)	300,165
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 3.590% (3-Month USD-LIBOR + 3.400%) due 7/18/30(a)(c)	250,138
350,000	BB-	Dryden 75 CLO Ltd., Series 2019-75A, Class ER2, 6.802% (3-Month USD-LIBOR + 6.600%) due 4/15/34(a)(c)	350,774
500,000	BBB-	Greywolf CLO IV Ltd., Series 2019-1A, Class CR, 3.840% (3-Month USD-LIBOR + 3.650%) due 4/17/34(a)(c)	503,004
330,000	Ba3(b)	Grippen Park CLO Ltd., Series 2017-1A, Class E, 5.888% (3-Month USD-LIBOR + 5.700%) due 1/20/30(a)(c)	328,531
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 6.288% (3-Month USD-LIBOR + 6.100%) due 4/20/32(a)(c)	360,474
500,000	Ba3(b)	Magnetite XII Ltd., Series 2015-12A, Class ER, 5.864% (3-Month USD-LIBOR + 5.680%) due 10/15/31(a)(c)	484,727
500,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 3.718% (3-Month USD-LIBOR + 3.530%) due 1/20/32(a)(c)	495,628
250,000	Ba3(b)	Marble Point CLO XVI Ltd., Series 2019-2A, Class E2B, 7.490% (3-Month USD-LIBOR + 7.300%) due 10/19/32(a)(c)	250,474
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 3.304% (3-Month USD-LIBOR + 3.120%) due 7/15/31(a)(c)	270,977
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 6.106% (3-Month USD-LIBOR + 5.920%) due 10/21/30(a)(c)	247,173
210,000	BB+	Ocean Trails CLO V, Series 2014-5A, Class DRR, 3.638% (3-Month USD-LIBOR + 3.450%) due 10/13/31(a)(c)	201,606
310,000	Baa1(b)	Ocean Trails CLO VI, Series 2016-6A, Class DRR, 3.784% (3-Month USD-LIBOR + 3.600%) due 7/15/28(a)(c)	310,189
250,000	BBB-	Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 2.938% (3-Month USD-LIBOR + 2.750%) due 1/20/31(a)(c)	248,278

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6% - (continued)
$ 550,000	BB-	OHA Credit Funding 3 LTD, Series 2019-3A, Class E2, 5.688% (3-Month USD-LIBOR + 5.500%) due 7/20/32(a)(c)	$539,967
300,000	BBB-	Pulsar Funding I LLC, Series 2019-1A, Class C, 4.988% (3-Month USD-LIBOR + 4.800%) due 1/20/33(a)(c)	302,780
230,000	NR	Sculptor CLO XXVI Ltd., Series 26A, Class E, zero coupon (3-Month USD-LIBOR + 7.250%) due 7/20/34(a)(c)	225,975
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 6.474% (3-Month USD-LIBOR + 6.290%) due 1/16/32(a)(c)	252,546
310,000	Ba3(b)	THL Credit Wind River CLO Ltd., Series 2017-3A, Class ER, zero coupon (3-Month USD-LIBOR + 7.050%) due 4/15/35(a)(c)	310,206
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 7.138% (3-Month USD-LIBOR + 6.950%) due 4/20/34(a)(c)	353,666

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,099,790)	8,136,459

Shares/Units
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Pipelines - 0.3%
12,149		MPLX LP, step bond to yield, (Restricted, cost - $394,843, acquired 12/16/20), 8.462%*(d)(h)(i)	406,604
350		Targa Resources Corp., (Restricted, cost - $367,500, acquired 2/17/21), 9.500%(d)(h)	372,884

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $762,343)	779,488

COMMON STOCKS - 0.1%
COMMUNICATIONS - 0.0%
Media - 0.0%
853		iHeartMedia Inc., Class A Shares*	19,798

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
17,453		Hercules Offshore Inc.*(i)(j)	10,426

Oil & Gas - 0.1%
21,784		Berry Corp.(k)	138,546
1,531		Oasis Petroleum Inc.	135,662
13,508		Southwestern Energy Co.*	69,837

		Total Oil & Gas	344,045

		TOTAL ENERGY	354,471

FINANCIALS - 0.0%
Diversifed Financial Services - 0.0%
68		MWO Holdings, ADR*#(i)	445

		TOTAL COMMON STOCKS (Cost - $2,246,644)	374,714

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
1,807		GMAC Capital Trust I, 5.941% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c)	45,717

Diversified Financial Services - 0.1%
450		B. Riley Financial Inc., 6.875% due 9/30/23	11,614
12,150		B. Riley Financial Inc., 6.000% due 1/31/28	316,022

		Total Diversified Financial Services	327,636

		TOTAL PREFERRED STOCKS (Cost - $346,713)	373,353

Face Amount/Units†
SOVEREIGN BONDS - 0.0%
Argentina - 0.0%
		Argentine Republic Government International Bonds:
9,647	CCC+	1.000% due 7/9/29	3,762
51,375	CCC+	step bond to yield, 0.125% due 7/9/30	19,049
94,124	CCC+	step bond to yield, 0.125% due 7/9/35	31,250

		TOTAL SOVEREIGN BONDS (Cost - $80,432)	54,061

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $290,962,698)	302,652,839

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Security	Value
SHORT-TERM INVESTMENTS (l) - 5.6%
MONEY MARKET FUND - 0.0%
$ 128,700	Invesco STIT - Government & Agency Portfolio, 0.030%, Institutional Class(m) (Cost - $128,700)	$128,700

TIME DEPOSITS - 5.6%
1,280	Banco Santander SA - Frankfurt, 0.005% due 6/1/21	1,280
13,985,946	BNP Paribas - Paris, 0.005% due 6/1/21	13,985,946
3,706,969	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 6/1/21	3,706,969

	TOTAL TIME DEPOSITS (Cost - $17,694,195)	17,694,195

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,822,895)	17,822,895

	TOTAL INVESTMENTS - 100.6% (Cost - $308,785,593)	320,475,734

	Liabilities in Excess of Other Assets - (0.6)%	(1,778,483)

	TOTAL NET ASSETS - 100.0%	$318,697,251

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $219,462,764 and represents 68.9% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Rating by Fitch Ratings Service.
(g)	Security is currently in default.
(h)	The aggregate value of restricted securities (excluding 144A holdings) at May 28, 2021, amounts to $15,379,504 and represents 4.8% of net assets.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Illiquid security.
(k)	All or a portion of this security is on loan (See Note 1).
(l)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 5.6%.
(m)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 28, 2021, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Fund	$308,785,593	$15,136,755	$(3,446,614)	$11,690,141

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
USD	— United States Dollar

Summary of Investments by Security Type^
Corporate Bonds & Notes	86.8%
Senior Loans	4.7
Collateralized Mortgage Obligations	2.5
Convertible Preferred Stocks	0.2
Common Stocks	0.1
Preferred Stocks	0.1
Sovereign Bonds	0.0	*
Short-Term Investments	5.6

	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

See pages 252-254 for definitions of ratings.

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 42.8%
Argentina - 0.0%
360,000	ARS	US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 0.926% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	$1,622
4,960,000	ARS	Bonos del Tesoro Nacional en Pesos Badlar, 36.106% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)(b)	54,024
780,000	ARS	Ciudad Autonoma de Buenos Aires, 39.124% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(a)(b)	8,578
460,000	ARS	Provincia de Buenos Aires, 37.857% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	4,320

		Total Argentina	68,544

Australia - 0.7%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	83,703
200,000	AUD	1.000% due 11/21/31	144,026
200,000	AUD	3.000% due 3/21/47	167,590
500,000	AUD	1.750% due 6/21/51	316,805
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	229,161
150,000	AUD	Treasury Corp. of Victoria, 4.250% due 12/20/32	143,091

		Total Australia	1,084,376

Canada - 1.8%
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,641,477

France - 5.6%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,696,331
3,300,000	EUR	2.000% due 5/25/48(c)	5,123,895
950,000	EUR	0.750% due 5/25/52(c)	1,090,253
400,000	EUR	0.500% due 5/25/72(c)	370,152

		Total France	8,280,631

Israel - 1.4%
		Israel Government Bonds - Fixed:
3,000,000	ILS	5.500% due 1/31/22	974,100
2,000,000	ILS	1.000% due 3/31/30	607,233
$ 200,000		Israel Government International Bonds, 3.250% due 1/17/28	220,708
200,000		State of Israel, 3.800% due 5/13/60	220,211

		Total Israel	2,022,252

Italy - 4.2%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.350% due 2/1/25	1,114,031
1,700,000	EUR	1.850% due 7/1/25(c)	2,227,543
950,000	EUR	1.700% due 9/1/51(c)	1,111,437
800,000	EUR	2.150% due 3/1/72(c)	949,897
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	732,784

		Total Italy	6,135,692

Japan - 13.3%
1,200,000		Development Bank of Japan Inc., 2.500% due 10/18/22	1,234,452
200,000		Japan Finance Organization for Municipalities, 2.625% due 4/20/22(c)	204,184
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,398,880
310,000,000	JPY	1.400% due 9/20/45	3,367,911
152,000,000	JPY	0.500% due 9/20/46	1,360,569
168,000,000	JPY	0.700% due 12/20/48	1,558,960
310,000,000	JPY	0.500% due 3/20/49	2,729,022
		Japan Government Twenty Year Bonds:
150,000,000	JPY	1.300% due 6/20/35	1,564,614

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan - 13.3% - (continued)
181,000,000	JPY	1.200% due 9/20/35	$1,867,003
190,000,000	JPY	1.000% due 12/20/35	1,912,096
40,000,000	JPY	0.400% due 3/20/36	370,939
111,201,200	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,036,535

		Total Japan	19,605,165

Kuwait - 0.7%
$ 900,000		Kuwait International Government Bonds, 3.500% due 3/20/27	1,000,419

Lithuania - 0.4%
500,000	EUR	Lithuania Government Bonds, 0.100% due 4/1/23	615,451

Malaysia - 0.4%
		Malaysia Government Bonds:
1,100,000	MYR	3.906% due 7/15/26	282,034
700,000	MYR	3.502% due 5/31/27	175,821
600,000	MYR	Malaysia Government Investment Issue, 4.369% due 10/31/28	157,068

		Total Malaysia	614,923

Peru - 0.9%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	390,709
1,300,000	PEN	6.350% due 8/12/28(c)	390,709
800,000	PEN	5.940% due 2/12/29	235,209
400,000	PEN	5.940% due 2/12/29(c)	117,605
700,000	PEN	6.950% due 8/12/31(c)	214,714
200,000	PEN	5.350% due 8/12/40(c)	47,334

		Total Peru	1,396,280

Qatar - 1.6%
		Qatar Government International Bonds:
1,000,000		3.875% due 4/23/23	1,066,350
900,000		4.500% due 4/23/28	1,062,770
200,000		4.400% due 4/16/50(c)	238,674

		Total Qatar	2,367,794

Romania - 0.1%
		Romanian Government International Bonds:
100,000	EUR	2.000% due 4/14/33(c)	120,708
50,000	EUR	2.750% due 4/14/41(c)	60,481

		Total Romania	181,189

Saudi Arabia - 0.8%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,210,188

Serbia - 0.1%
100,000	EUR	Serbia International Bonds, 1.650% due 3/3/33(c)	117,876

Slovenia - 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	282,325

Spain - 6.6%
		Autonomous Community of Catalonia:
100,000	EUR	4.900% due 9/15/21	124,148
100,000	EUR	4.220% due 4/26/35	161,591
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(c)	373,589
2,000,000	EUR	1.450% due 10/31/27(c)	2,665,724
1,500,000	EUR	1.400% due 7/30/28(c)	1,999,420
450,000	EUR	1.450% due 4/30/29(c)	602,350
1,700,000	EUR	1.250% due 10/31/30(c)	2,235,764
400,000	EUR	1.850% due 7/30/35(c)	553,768
300,000	EUR	1.000% due 10/31/50(c)	326,556
600,000	EUR	1.450% due 10/31/71(c)	637,793

		Total Spain	9,680,703

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Arab Emirates - 0.5%
		Abu Dhabi Government International Bonds:
$ 200,000		3.125% due 4/16/30	$217,775
200,000		3.125% due 4/16/30(c)	217,775
200,000		3.875% due 4/16/50(c)	225,144

		Total United Arab Emirates	660,694

United Kingdom - 3.5%
		United Kingdom Gilt:
1,400,000	GBP	3.250% due 1/22/44	2,754,001
700,000	GBP	3.500% due 1/22/45	1,441,640
300,000	GBP	1.750% due 1/22/49	470,611
400,000	GBP	0.625% due 10/22/50	474,581

		Total United Kingdom	5,140,833

		TOTAL SOVEREIGN BONDS (Cost - $57,121,890)	63,106,812

CORPORATE BONDS & NOTES - 21.4%
Canada - 0.3%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	132,900
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(c)	304,549

		Total Canada	437,449

Cayman Islands - 1.3%
300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(c)	305,416
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(c)	204,733
500,000		4.303% due 1/19/29(c)	575,000
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	229,600
668,604		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 0.926% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	636,845

		Total Cayman Islands	1,951,594

Denmark - 3.8%
		Jyske Realkredit AS, Covered Notes:
1	DKK	1.500% due 10/1/37	—
1	DKK	3.000% due 10/1/47	—
6,372,850	DKK	1.000% due 10/1/50	1,002,815
1	DKK	1.500% due 10/1/50	—
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1	DKK	1.500% due 10/1/37	1
1	DKK	2.500% due 10/1/37	—
1	DKK	2.500% due 10/1/47	—
9,134,828	DKK	1.000% due 10/1/50	1,426,621
1	DKK	1.500% due 10/1/50	—
1	DKK	2.000% due 10/1/50	—
		Nykredit Realkredit AS, Covered Notes:
1	DKK	2.500% due 10/1/36	—
1	DKK	1.500% due 10/1/37	—
1	DKK	2.000% due 10/1/47	—
1	DKK	2.500% due 10/1/47	—
16,775,837	DKK	1.000% due 10/1/50	2,625,759
2	DKK	1.500% due 10/1/50	—
3,751,763	DKK	1.000% due 10/1/53	585,560
		Realkredit Danmark AS, Covered Notes:
1	DKK	2.500% due 4/1/36	—
1	DKK	2.500% due 4/1/47	—

		Total Denmark	5,640,756

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
France - 0.6%
$ 250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(c)	$266,203
200,000	EUR	ELO SACA, Senior Unsecured Notes, 3.250% due 7/23/27	282,941
300,000		Societe Generale SA, Junior Subordinated Notes, 7.375% (5-Year USD Swap Rate + 6.238%)(b)(c)(d)	305,341

		Total France	854,485

Germany - 2.8%
		Deutsche Bank AG, Senior Unsecured Notes:
800,000		4.250% due 10/14/21	811,234
200,000		3.300% due 11/16/22	207,781
300,000		3.950% due 2/27/23	316,380
100,000	GBP	2.625% due 12/16/24	148,309
300,000	EUR	1.000% (1.600% - 3-Month EURIBOR) due 11/19/25(e)	372,287
350,000		3.961% (SOFR + 2.581%) due 11/26/25(b)	380,286
300,000	EUR	2.625% due 2/12/26	399,626
200,000	EUR	1.625% due 1/20/27	254,994
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(e)	254,257
200,000		Deutsche Bank AG, (Restricted, cost - $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(b)(f)	200,513
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(c)(g)	316,260
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, zero coupon (3-Month EURIBOR + 0.450%) due 7/6/21(b)	487,983

		Total Germany	4,149,910

Ireland - 0.1%
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	204,604

Italy - 1.1%
		Banca Carige SpA, Covered Notes:
400,000	EUR	1.161% (1.700% - 3-Month EURIBOR) due 10/25/21(e)	489,688
400,000	EUR	0.957% (1.500% - 3-Month EURIBOR) due 5/25/22(e)	490,227
		Banca Monte dei Paschi di Siena SpA:
200,000	EUR	Covered Notes, 0.875% due 10/8/26	254,116
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	125,938
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 9.250% (9.300% - 5-Year EUR Swap Rate)(d)(e)	263,412

		Total Italy	1,623,381

Japan - 0.1%
200,000		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes, 2.091% due 9/14/21	201,035

Jersey Channel Islands - 0.1%
59,439	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	86,131

Netherlands - 0.3%
200,000	EUR	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% - 5-Year EUR Swap Rate)(d)(e)	245,299
168,000		Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	180,140
52,525	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, step bond to yield, 2.188%(d)	83,873

		Total Netherlands	509,312

Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(a)(h)	39,024
200,000	EUR	4.000% due 1/21/19(a)(h)	39,024

		Total Portugal	78,048

Singapore - 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	204,111
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(c)	101,512

		Total Singapore	305,623

Supranational - 1.1%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	386,342
800,000	AUD	0.500% due 8/10/23	617,315
		European Union, Senior Unsecured Notes:
400,000	EUR	zero coupon due 6/2/28	494,361
100,000	EUR	0.250% due 4/22/36	119,605

		Total Supranational	1,617,623

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Switzerland - 1.5%
		Credit Suisse Group AG:
$ 200,000		Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.598%)(b)(c)(d)	$221,731
		Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(c)	310,571
250,000		4.282% due 1/9/28(c)	278,321
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	273,118
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	271,165
400,000		5.125% due 5/15/24	442,494
400,000		UBS Group AG, Senior Unsecured Notes, 1.106% (3-Month USD-LIBOR + 0.950%) due 8/15/23(b)(c)	403,646

		Total Switzerland	2,201,046

United Kingdom - 5.0%
600,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	656,674
		Barclays PLC:
600,000	GBP	Junior Subordinated Notes, 7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(b)(d)	974,427
200,000		Senior Unsecured Notes, 4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	205,920
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	155,529
		HSBC Holdings PLC:
200,000		Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(d)	228,499
		Senior Unsecured Notes:
300,000		1.155% (3-Month USD-LIBOR + 1.000%) due 5/18/24(b)	303,857
200,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(b)	216,471
100,000	GBP	1.750% (Sterling Overnight Index Average + 1.307%) due 7/24/27(b)	143,144
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	185,431
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(b)(d)	299,237
200,000		Senior Unsecured Notes, 3.900% due 3/12/24	218,427
300,000		Subordinated Notes, 4.582% due 12/10/25	338,797
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 4.250% due 12/8/23	302,157
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	210,973
		Natwest Group PLC:
		Junior Subordinated Notes:
200,000	GBP	5.125% (5-Year UK Government Note Generic Bid Yield + 4.985%)(b)(d)	302,979
200,000		6.000% (5-Year CMT Index + 5.625%)(b)(d)	222,406
400,000		8.625% (5-Year USD Swap Rate + 7.598%)(b)(d)	405,004
		Senior Unsecured Notes:
800,000		1.751% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	817,852
200,000		4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	215,865
100,000	GBP	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27	154,533
400,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	440,005
200,000		Standard Chartered PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 6.301%)(b)(c)(d)	209,609
96,221	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	181,910

		Total United Kingdom	7,389,706

United States - 3.0%
100,000		AbbVie Inc., Senior Unsecured Notes, 3.450% due 3/15/22	101,954
200,000	EUR	AT&T Inc., Junior Subordinated Notes, 2.875% (3.140% - 5-Year EURIBOR ICE Swap Rate)(d)(e)	246,577
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 1.141% (3-Month USD-LIBOR + 0.950%) due 6/1/21(b)(c)	400,000
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(b)(d)	224,750
200,000		Broadcom Inc., Company Guaranteed Notes, 4.150% due 11/15/30	219,290
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	61,181
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	727,562

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 3.0% - (continued)
$ 200,000		Dell International LLC/EMC Corp., Senior Secured Notes, 4.900% due 10/1/26(c)	$229,858
400,000		Duke Energy Corp., Senior Unsecured Notes, 0.827% (3-Month USD-LIBOR + 0.650%) due 3/11/22(b)	401,662
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	200,156
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	100,668
		Fidelity National Information Services Inc.:
100,000	EUR	Company Guaranteed Notes, 0.750% due 5/21/23	123,943
100,000	GBP	Senior Unsecured Notes, 1.700% due 6/30/22	143,679
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	GBP	2.748% due 6/14/24	142,912
100,000	EUR	0.157% (0.700% - 3-Month EURIBOR) due 12/1/24(e)	117,151
200,000		5.125% due 6/16/25	219,125
200,000		4.000% due 11/13/30	204,244
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon due 12/28/17(a)(h)	9,913
100,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 3.450% due 7/1/25	104,903
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	104,247
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	305,644

		Total United States	4,389,419

		TOTAL CORPORATE BONDS & NOTES (Cost - $30,548,429)	31,640,122

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.0%
209,785		A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(c)	210,677
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 0.992% (1-Month USD-LIBOR + 0.900%) due 8/25/35(b)	404,487
329,976	GBP	ALBA PLC, Series 2007-1, Class A3, 0.251% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(b)	453,261
300,000		Arch Street CLO Ltd., Series 2016-2A, Class AR2, 1.188% (3-Month USD-LIBOR + 1.000%) due 10/20/28(b)(c)	300,171
493,228		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 0.572% (1-Month USD-LIBOR + 0.240%) due 5/25/35(b)	461,830
282,201	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 0.949% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	401,723
13,928		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.734% due 2/20/36(b)	13,933
202,995		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 0.542% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	196,863
		Bear Stearns Adjustable Rate Mortgage Trust:
2,308		Series 2003-5, Class 1A2, 2.549% due 8/25/33(b)	2,405
4,064		Series 2003-7, Class 6A, 2.521% due 10/25/33(b)	4,183
11,581		Series 2004-2, Class 22A, 2.720% due 5/25/34(b)	11,444
5,349		Series 2004-2, Class 23A, 2.665% due 5/25/34(b)	5,003
55,810		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.303% due 1/26/36(b)	46,578
146,850	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(c)	179,327
300,000	EUR	BlueMountain Euro CLO, Series 2017-2A, Class AR, 0.650% (3-Month EURIBOR +0. 650%) due 7/15/30(b)(c)	365,890
250,000	EUR	Cairn CLO VII BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	305,633
300,000		Cathedral Lake CLO Ltd., Series 2015-2A, Class A1RR, 1.034% (3-Month USD-LIBOR + 0.850%) due 7/16/29(b)(c)	300,169
300,000	EUR	Cordatus CLO PLC, Series 11A, Class AR, 0.650% (3-Month EURIBOR + 0.650%) due 10/15/31(b)(c)	365,395
		Countrywide Alternative Loan Trust:
5,192		Series 2005-21CB, Class A3, 5.250% due 6/25/35	4,973
28,912		Series 2007-7T2, Class A9, 6.000% due 4/25/37	17,980
39,504		Series 2007-11T1, Class A12, 0.442% (1-Month USD-LIBOR + 0.350%) due 5/25/37(b)	13,562
21,757		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	16,652
		Countrywide Asset-Backed Certificates:
65,090		Series 2006-18, Class 2A2, 0.252% (1-Month USD-LIBOR + 0.160%) due 3/25/37(b)	64,910
400,000		Series 2007-9, Class 2A4, 0.342% (1-Month USD-LIBOR + 0.250%) due 2/25/36(b)	387,873
67,405		Series 2007-12, Class 1A1, 0.832% (1-Month USD-LIBOR + 0.740%) due 8/25/47(b)	66,288
516,334		Series 2007-13, Class 1A, 0.932% (1-Month USD-LIBOR + 0.840%) due 10/25/47(b)	511,506
175,888		Series 2007-SEA2, Class 1A1, 1.092% (1-Month USD-LIBOR + 1.000%) due 8/25/47(b)(c)	176,849
		Countrywide Home Loan Mortgage Pass-Through Trust:
1,282		Series 2004-12, Class 11A1, 3.121% due 8/25/34(b)	1,280
59,340		Series 2005-2, Class 1A1, 0.732% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	53,120
4,929		Series 2005-3, Class 2A1, 0.672% (1-Month USD-LIBOR + 0.580%) due 4/25/35(b)	4,765

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.0% - (continued)
$ 58,986		Series 2005-9, Class 1A3, 0.552% (1-Month USD-LIBOR + 0.460%) due 5/25/35(b)	$52,417
17,058		Series 2005-11, Class 3A1, 2.706% due 4/25/35(b)	15,169
15,274		Series 2005-HYB9, Class 3A2A, 2.195% (1-Year USD-LIBOR + 1.750%) due 2/20/36(b)	13,563
594,662		Series 2007-4, Class 1A47, 6.000% due 5/25/37	407,987
94,733		Series 2007-19, Class 2A1, 6.500% due 11/25/47	66,664
267,908		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 9/25/37(b)	266,642
		Credit Suisse Mortgage Capital Trust:
34,874		Series 2007-5R, Class A5, 6.500% due 7/26/36	13,412
365,609		Series 2019-RPL9, Class A1, 2.986% due 10/27/59(b)(c)	369,129
144,620		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	48,887
518,205		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 0.842% (1-Month USD-LIBOR + 0.750%) due 10/25/47(b)	487,297
300,000	EUR	Dryden Leveraged Loan CDO, Series 2017-27A, Class AR, zero coupon (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	366,399
300,000		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, zero coupon (3-Month USD-LIBOR + 0.980%) due 4/15/28(b)(c)	300,181
516,511		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 1.142% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	519,441
155,537	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.230% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(b)	216,336
339,825	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.030% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(b)	482,851
		Federal Home Loan Mortgage Corp. (FHLMC):
20,449		Series T-35, Class A, 0.372% (1-Month USD-LIBOR + 0.280%) due 9/25/31(b)	20,293
26,927		Series T-62, Class 1A1, 1.327% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	27,552
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
19,599		Series 2391, Class FJ, 0.601% (1-Month USD-LIBOR + 0.500%) due 4/15/28(b)	19,689
33,170		Series 2614, Class SJ, 19.385% (19.663% - 2.75% × 1-Month USD-LIBOR) due 5/15/33(e)	48,397
133,224		Series 4579, Class FD, 0.465% (1-Month USD-LIBOR + 0.350%) due 1/15/38(b)	133,508
133,224		Series 4579, Class SD, 2.122% due 1/15/38(b)(i)	8,777
5,207		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	6,097
		Federal National Mortgage Association (FNMA), REMICS:
5,248		Series 2003-34, Class A1, 6.000% due 4/25/43	6,088
8,904		Series 2006-48, Class TF, 0.492% (1-Month USD-LIBOR + 0.400%) due 6/25/36(b)	8,996
77,478		Series 2009-104, Class FA, 0.892% (1-Month USD-LIBOR + 0.800%) due 12/25/39(b)	77,243
37,345		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	42,980
117,574		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.812% (1-Month USD-LIBOR + 0.720%) due 10/25/35(b)	117,496
21,395		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 2.997% due 11/19/35(b)	21,240
		Government National Mortgage Association (GNMA):
354,239		Series 2016-H15, Class FA, 0.910% (1-Month USD-LIBOR + 0.800%) due 7/20/66(b)	360,419
19,303		Series 2017-121, Class PE, 3.000% due 7/20/46	19,772
		GSR Mortgage Loan Trust:
9,362		Series 2003-1, Class A2, 1.840% (1-Year CMT Index + 1.750%) due 3/25/33(b)	9,556
107,830		Series 2005-AR7, Class 2A1, 2.824% due 11/25/35(b)	108,944
		Harborview Mortgage Loan Trust:
13,789		Series 2005-2, Class 2A1A, 0.538% (1-Month USD-LIBOR + 0.440%) due 5/19/35(b)	13,313
31,348		Series 2005-3, Class 2A1A, 0.578% (1-Month USD-LIBOR + 0.480%) due 6/19/35(b)	31,324
64,501		Series 2006-SB1, Class A1A, 0.977% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	62,342
84,617		Series 2007-1, Class 2A1A, 0.228% (1-Month USD-LIBOR + 0.130%) due 3/19/37(b)	78,355
300,000	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, zero coupon (3-Month EURIBOR + 0.650%) due 6/26/30(b)(c)(j)	365,850
393,036	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.099% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)(c)	560,616
210,182		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	211,922
		JPMorgan Mortgage Trust:
2,421		Series 2003-A2, Class 3A1, 1.923% due 11/25/33(b)	2,527
674		Series 2005-A1, Class 6T1, 2.596% due 2/25/35(b)	686
13,229		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.234% due 7/27/37(b)(c)	13,255
468,299	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.250% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(b)	642,155
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	306,599
250,000		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 1.224% (3-Month USD-LIBOR + 1.040%) due 10/15/30(b)(c)	250,137
3,738		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 1.890% due 2/25/33(b)	3,668

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.0% - (continued)
$ 200,000		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 0.951% (1-Month USD-LIBOR + 0.850%) due 7/15/36(b)(c)	$200,313
514,451		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	517,543
		New Residential Mortgage Loan Trust:
312,966		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	328,008
321,680		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	334,328
577,796	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.230% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(b)	792,237
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 0.632% (1-Month USD-LIBOR + 0.540%) due 5/25/36(b)	382,099
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 1.051% (1-Month USD-LIBOR + 0.950%) due 1/15/26(b)(c)	301,980
79,458		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	74,250
72,933		RAAC Trust, Series 2007-SP3, Class A1, 1.292% (1-Month USD-LIBOR + 1.200%) due 9/25/47(b)	73,214
		RALI Trust:
109,811		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	105,657
47,910		Series 2007-QO2, Class A1, 0.242% (1-Month USD-LIBOR + 0.150%) due 2/25/47(b)	24,608
68,308	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(c)	58,366
		Residential Asset Securitization Trust:
14,929		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	9,403
41,187		Series 2006-R1, Class A2, 0.492% (1-Month USD-LIBOR + 0.400%) due 1/25/46(b)	13,988
183,026	GBP	Residential Mortgage Securities 32 PLC, Series 2032-A, Class A, 1.299% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	262,988
220,347	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.240% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(b)	303,548
		RMAC Securities No 1 PLC:
211,422	GBP	Series 2006-NS1X, Class A2A, 0.230% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	292,381
403,195	GBP	Series 2006-NS3X, Class A2A, 0.230% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	552,513
300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, 1.410% (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	300,347
295,372		Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 1.163% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	295,280
		Soundview Home Loan Trust:
417,545		Series 2006-3, Class A3, 0.412% (1-Month USD-LIBOR + 0.320%) due 11/25/36(b)	416,785
1,300,000		Series 2006-3, Class A4, 0.592% (1-Month USD-LIBOR + 0.500%) due 11/25/36(b)	1,256,132
193,203		SP-STATIC CLO 1 Ltd., Series 2020-1A, Class A, 1.584% (3-Month USD-LIBOR + 1.400%) due 7/22/28(b)(c)	193,344
486,218	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 0.948% (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	692,870
		Structured Adjustable Rate Mortgage Loan Trust:
3,768		Series 2004-1, Class 4A1, 2.535% due 2/25/34(b)	3,802
12,620		Series 2004-4, Class 3A2, 2.384% due 4/25/34(b)	12,832
28,694		Series 2004-19, Class 2A1, 1.527% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	26,837
		Structured Asset Mortgage Investments II Trust:
35,157		Series 2005-AR2, Class 2A1, 0.552% (1-Month USD-LIBOR + 0.460%) due 5/25/45(b)	35,194
47,784		Series 2005-AR8, Class A1A, 0.652% (1-Month USD-LIBOR + 0.560%) due 2/25/36(b)	45,988
30,600		Series 2006-AR5, Class 1A1, 0.512% (1-Month USD-LIBOR + 0.420%) due 5/25/36(b)	26,705
141,829		Series 2007-AR4, Class A3, 0.312% (1-Month USD-LIBOR + 0.220%) due 9/25/47(b)	129,235
76,826		Series 2007-AR6, Class A1, 1.627% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	75,320
54,249		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 0.372% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	50,637
218,668		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.136% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(c)	218,797
280,712	EUR	Tikehau CLO II BV, Series 2A, Class AR, 0.880% (3-Month EURIBOR + 0.880%) due 12/7/29(b)(c)	343,044
391,576	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EURIBOR + 0.900%) due 10/15/30(b)(c)	477,879
517,614	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.949% (Sterling Overnight Index Average + 0.900%) due 7/20/45(b)(c)	736,969
278,970	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.949% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	398,064
		Towd Point Mortgage Trust:
998,246		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	1,039,464
277,439		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	285,935
394,178		Tralee CLO V Ltd., Series 2018-5A, Class A1, 1.298% (3-Month USD-LIBOR + 1.110%) due 10/20/28(b)(c)	394,375
200,000	GBP	Trinity Square PLC, Series 2021-1A, Class A, zero coupon (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	284,411
84,735		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.064% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	84,738
300,000		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, zero coupon (3-Month USD-LIBOR + 0.950%) due 6/20/29(b)(c)	300,150
300,000		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 1.228% (3-Month USD-LIBOR + 1.040%) due 9/15/30(b)(c)	300,167
400,000		Voya CLO Ltd., Series 2017-1A, Class A1R, zero coupon (3-Month USD-LIBOR + 0.950%) due 4/17/30(b)(c)	400,241

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.0% - (continued)
		WaMu Mortgage Pass-Through Certificates Trust:
$ 6,010		Series 2002-AR9, Class 1A, 1.527% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	$5,918
1,726		Series 2003-AR5, Class A7, 2.579% due 6/25/33(b)	1,760
118,487		Series 2003-AR9, Class 2A, 2.786% due 9/25/33(b)	118,110
186,977		Series 2004-AR1, Class A, 2.409% due 3/25/34(b)	192,839
23,802		Series 2005-AR13, Class A1A1, 0.672% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	23,811
31,426		Series 2006-AR10, Class 2A1, 3.074% due 9/25/36(b)	30,407
51,218		Series 2006-AR13, Class 2A, 1.877% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	49,961
18,047		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.067% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	12,623
65,454		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.307% due 12/25/32(b)	67,122

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $26,165,038)	26,510,418

MORTGAGE-BACKED SECURITIES - 11.4%
FHLMC - 0.5%
		Federal Home Loan Mortgage Corp. (FHLMC):
63,161		3.500% due 10/1/39	66,860
587,016		2.500% due 12/1/50 - 2/1/51	611,139

		Total FHLMC	677,999

FNMA - 10.9%
		Federal National Mortgage Association (FNMA):
570,616		3.500% due 10/1/34 - 7/1/51	605,509
22,807		2.583% (1-Year CMT Index + 2.360%) due 11/1/34(b)	24,287
1,750		6.500% due 8/1/37	1,827
540,134		3.000% due 10/1/49 - 5/1/51	576,738
12,774,529		4.000% due 5/1/50 - 7/1/51	13,657,499
1,253,924		2.500% due 11/1/50 - 12/1/50	1,302,915

		Total FNMA	16,168,775

GNMA - 0.0%
1,600		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	1,757

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $16,869,446)	16,848,531

U.S. GOVERNMENT OBLIGATIONS - 3.3%
		U.S. Treasury Bonds:
1,200,000		1.375% due 11/15/40	1,043,531
1,800,000		1.875% due 2/15/41	1,708,875
100,000		1.625% due 11/15/50	85,727
1,073,830		U.S. Treasury Inflation Indexed Notes, 0.500% due 1/15/28	1,214,268
800,000		U.S. Treasury Notes, 2.875% due 4/30/25	873,094

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $4,803,997)	4,925,495

ASSET-BACKED SECURITIES - 0.3%
Automobiles - 0.3%
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	424,404

Student Loans - 0.0%
56,616		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.126% (3-Month USD-LIBOR + 0.950%) due 4/25/38(b)	56,934

		TOTAL ASSET-BACKED SECURITIES (Cost - $456,548)	481,338

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $135,965,348)	143,512,716

SHORT-TERM INVESTMENTS - 11.7%
SOVEREIGN BONDS - 1.7%
Israel - 1.4%
6,900,000	ILS	Israel Treasury Bills, (0.051)% due 11/30/21(k)	2,124,547

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan - 0.3%
40,000,000	JPY	Japan Treasury Discount Bills, (0.096)% due 6/21/21(k)	$364,277

		TOTAL SOVEREIGN BONDS (Cost - $2,451,454)	2,488,824

TIME DEPOSITS - 2.6%
3,313,098		ANZ National Bank - London, 0.005% due 6/1/21	3,313,098
		BBH - Grand Cayman:
4,585	DKK	(0.550)% due 5/31/21	752
25,317	SEK	(0.270)% due 5/31/21	3,049
54,647	AUD	(0.200)% due 5/31/21	42,127
501,801	NOK	(0.130)% due 5/31/21	60,022
8,290	NZD	0.005% due 5/31/21	6,007
99,028	CAD	0.010% due 5/31/21	82,011
60,674	ZAR	3.500% due 5/31/21	4,403
		BNP Paribas - Paris:
18,042	CHF	(1.360)% due 5/31/21	20,058
180,902	EUR	(0.780)% due 5/31/21	220,610
5,219	GBP	Citibank - London, 0.005% due 6/1/21	7,407
452	HKD	HSBC Bank - Hong Kong, 0.000% due 5/31/21	58
6,154	SGD	HSBC Bank - Singapore, 0.005% due 5/31/21	4,654
1,598,528	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.310)% due 5/31/21	14,554

		TOTAL TIME DEPOSITS (Cost - $3,778,810)	3,778,810

U.S. GOVERNMENT OBLIGATIONS - 7.4%
		U.S. Cash Management Bills:
1,700,000		0.008% due 8/24/21(k)	1,699,970
1,200,000		0.020% due 9/28/21(k)	1,199,921
		U.S. Treasury Bills:
1,600,000		0.011% due 7/27/21(k)(l)	1,599,973
2,400,000		0.012% due 8/12/21(k)	2,399,942
1,299,000		0.012% due 6/1/21(k)	1,299,000
2,800,000		0.012% due 7/15/21(k)	2,799,957

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $10,998,763)	10,998,763

		TOTAL SHORT-TERM INVESTMENTS (Cost - $17,229,027)	17,266,397

		TOTAL INVESTMENTS IN SECURITIES (Cost - $153,194,375)	160,779,113

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $72,849)	78,545

		TOTAL INVESTMENTS - 108.9% (Cost - $153,267,224)	160,857,658

		Liabilities in Excess of Other Assets - (8.9)%	(13,211,360)

		TOTAL NET ASSETS - 100.0%	$147,646,298

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $43,215,770 and represents 29.3% of net assets.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 28, 2021.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at May 28, 2021, amounts to $200,513 and represents 0.1% of net assets.
(g)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security is currently in default.
(i)	Interest only security.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	Rate shown represents yield-to-maturity.
(l)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.

At May 28, 2021, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Fixed Income Fund	$153,267,224	$14,403,001	$(7,370,467)	$7,032,534

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	39.2%
Corporate Bonds & Notes	19.7
Collateralized Mortgage Obligations	16.5
Mortgage-Backed Securities	10.5
U.S. Government Obligations	3.1
Asset-Backed Securities	0.3
Purchased Options	0.0 *
Short-Term Investments	10.7

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021 International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
3,100,000	16,740	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	GSC	1/25/22	0.400%	$32,040
600,000	$808		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/21	1.600%	6,183
600,000	808		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	8/6/21	1.648%	6,540

			Total Interest Rate Swaptions				$44,763

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	19,400,000 EUR	Franch Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$33,782

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost – $72,849)					$78,545

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$109,599		OTC Markit CDX North America High Yield Series 35 5-Year Index, Put	BNP	7/21/21	100.000%	$90
100,000	109,599		OTC Markit CDX North America High Yield Series 35 5-Year Index, Put	GSC	6/16/21	102.000%	12
300,000	137,400		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	6/16/21	0.800%	6
400,000	183,200		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	6/16/21	0.900%	4
300,000	137,400		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	DUB	6/16/21	0.900%	3
600,000	302,358		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Call	BCLY	8/18/21	0.475%	366
300,000	151,179		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Call	DUB	8/18/21	0.475%	183
600,000	302,358		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	BCLY	9/15/21	0.800%	526
500,000	251,965		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	BOA	8/18/21	0.750%	326
300,000	151,179		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	DUB	9/15/21	0.800%	263
1,100,000	554,323		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	DUB	9/15/21	0.900%	740
200,000	100,786		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	GSC	7/21/21	0.750%	73
200,000	100,786		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	GSC	8/18/21	0.800%	110
400,000	201,572		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	GSC	6/16/21	0.850%	8
700,000	352,751		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	GSC	8/18/21	0.850%	318
400,000	201,572		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	GSC	7/21/21	0.900%	80
300,000	127,668	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BCLY	7/21/21	0.400%	169
300,000	255,336	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	7/21/21	0.750%	133
600,000	255,336	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	6/16/21	0.800%	8
300,000	127,668	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	6/16/21	0.850%	3
200,000	85,112	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BOA	6/16/21	0.800%	3
300,000	127,668	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	6/16/21	0.850%	3
200,000	85,112	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	7/21/21	0.750%	88
300,000	127,668	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	6/16/21	0.800%	4
300,000	127,668	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	6/16/21	0.850%	3
300,000	151,020	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	7/21/21	0.700%	152
1,200,000	604,080	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.700%	1,076
400,000	201,360	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	7/21/21	0.750%	168
400,000	201,360	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.800%	257
600,000	302,040	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.750%	456
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	9/15/21	0.800%	198
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.850%	113
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BNP	9/15/21	0.800%	198
300,000	151,020	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BNP	8/18/21	0.825%	178
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BOA	7/21/21	0.750%	84
300,000	151,020	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	DUB	8/18/21	0.800%	193
600,000	302,040	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	DUB	9/15/21	0.800%	595
400,000	201,360	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	DUB	8/18/21	0.850%	225
400,000	201,360	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	GSC	7/21/21	0.750%	168

			Total Credit Default Swaptions				$7,583

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
119,000	923,010	CNH	OTC Euro versus Chinese Onshore Renminbi, Call	BOA	6/4/21	CNH	7.91	$4
119,000	119,000	EUR	OTC Euro versus Chinese Onshore Renminbi, Put	BOA	6/4/21	CNH	7.66	12
742,000	895,965	CAD	OTC U.S. Dollar versus Canadian Dollar, Call	GSC	2/11/22	CAD	1.27	6,587
214,000	695,286	ILS	OTC U.S. Dollar versus Israeli New Shekel, Call	JPM	6/30/21	ILS	3.42	85
214,000	$214,000		OTC U.S. Dollar versus Israeli New Shekel, Put	JPM	6/30/21	ILS	3.26	1,904

			Total Currency Options					$8,592

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,300,000	1,082	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Call	BCLY	2/7/22	0.010%	$446
1,400,000	1,166	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Call	GSC	2/7/22	0.010%	481
6,900,000	5,744	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Call	RBS	2/7/22	0.010%	2,369
1,300,000	1,082	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Put	BCLY	2/7/22	0.010%	3,078
1,400,000	1,166	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Put	GSC	2/7/22	0.010%	3,314
6,900,000	5,744	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Put	RBS	2/7/22	0.010%	16,335
3,300,000	$4,433		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.448%	7
8,300,000	11,174		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	1.880%	9
5,100,000	6,866		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.020%	383
500,000	673		OTC 7-Year Swaption, 3-Month USD-LIBOR, Call	GSC	6/7/21	1.153%	158
500,000	673		OTC 7-Year Swaption, 3-Month USD-LIBOR, Put	GSC	6/7/21	1.433%	92
600,000	808		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	BOA	7/15/21	1.400%	1,136
600,000	808		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	BOA	8/6/21	1.448%	2,461
500,000	673		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	6/16/21	1.433%	391
700,000	942		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	7/13/21	1.508%	2,899
600,000	808		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/21	1.800%	2,131
600,000	808		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	8/6/21	1.848%	2,753
500,000	673		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	6/16/21	1.833%	395
700,000	942		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	7/13/21	1.908%	1,224
200,000	1,080	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	32,508
200,000	269		OTC 30-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	6/18/21	1.935%	1,244
400,000	539		OTC 30-Year Swaption, 3-Month USD-LIBOR, Call	BNP	6/21/21	1.968%	3,539
200,000	269		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	6/18/21	2.235%	519
400,000	539		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BNP	6/21/21	2.268%	800
1,300,000	1,750		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	GSC	1/25/22	2.320%	37,653

			Total Interest Rate Swaptions				$116,325

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received - $236,242)				$132,500

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 100,000	3.500% due 6/1/35(a)	$106,814
4,750,000	2.000% due 7/1/50(a)	4,787,295
2,100,000	3.000% due 8/1/50(a)	2,190,234
1,100,000	2.500% due 6/1/51(a)	1,139,058
200,000	3.000% due 6/1/51(a)	208,922

	TOTAL FORWARD SALE COMMITMENTS (Proceeds - $8,427,496)	$8,432,323

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond June Futures	31	6/21	$3,320,153	$3,349,859	$29,706
Australian Government 3-Year Bond June Futures	54	6/21	4,871,806	4,881,928	10,122
Euro-BTP September Futures	76	9/21	13,893,568	13,905,080	11,512
Euro-Buxl 30-Year Bond June Futures	8	6/21	2,027,492	1,960,761	(66,731)
Euro-OAT June Futures	43	6/21	8,504,476	8,412,184	(92,292)
Japan Government 10-Year Bond June Futures	7	6/21	9,619,361	9,650,931	31,570
U.S. Treasury 5-Year Note September Futures	64	9/21	7,916,611	7,926,500	9,889
U.S. Treasury 10-Year Note September Futures	80	9/21	10,524,300	10,555,000	30,700
U.S. Treasury Ultra Long Bond September Futures	2	9/21	366,592	370,500	3,908
U.S. Ultra Long Bond September Futures	27	9/21	3,908,871	3,913,735	4,864

					(26,752)

Contracts to Sell:
Canada Government 10-Year Bond September Futures	4	9/21	476,017	477,847	(1,830)
Euro-Bund September Futures	14	9/21	2,930,239	2,927,849	2,390
Euro-Schatz Note September Futures	24	9/21	3,282,114	3,282,553	(439)
U.S. Treasury Long Bond September Futures	11	9/21	1,712,392	1,721,844	(9,452)
United Kingdom Treasury 10-Year Gilt September Futures	2	9/21	360,051	361,186	(1,135)

					(10,466)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(37,218)

At May 28, 2021, International Fixed Income Fund had deposited cash of $813,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	10,321,189	USD	14,590,662	GSC	$14,647,838	6/2/21	$57,176
Chinese Offshore Renminbi	5,538,531	USD	843,964	BCLY	870,018	6/16/21	26,054
Chinese Offshore Renminbi	1,177,000	USD	179,747	BNP	184,888	6/16/21	5,141
Chinese Offshore Renminbi	4,285,744	USD	650,429	GSC	673,223	6/16/21	22,794
Chinese Offshore Renminbi	356,000	USD	54,048	HSBC	55,922	6/16/21	1,874
Danish Krone	625,000	USD	102,951	BCLY	102,537	7/1/21	(414)
Danish Krone	540,000	USD	87,073	BOA	88,592	7/1/21	1,519
Danish Krone	965,000	USD	153,419	JPM	158,317	7/1/21	4,898
Euro	239,000	USD	288,023	BCLY	291,461	6/2/21	3,438
Euro	62,000	USD	75,635	BOA	75,609	6/2/21	(26)
Euro	356,000	USD	429,293	GSC	434,142	6/2/21	4,849
Euro	94,000	USD	113,408	JPM	114,633	6/2/21	1,225
Euro	83,000	USD	99,705	UBS	101,219	6/2/21	1,514
Indonesian Rupiah	5,430,920,000	USD	373,105	SCB	379,740	6/16/21	6,635
Korean Won	1,526,686,846	USD	1,357,948	BNP	1,370,528	6/16/21	12,580
Korean Won	92,981,000	USD	82,989	SOG	83,470	6/16/21	481
Malaysian Ringgit	2,615,253	USD	630,839	BNP	632,143	6/23/21	1,304
Malaysian Ringgit	1,288,375	USD	310,669	SCB	311,418	6/23/21	749
Mexican Peso	1,082,000	USD	54,604	BNP	54,327	6/2/21	(277)
Mexican Peso	7,076,806	USD	336,520	HSBC	351,582	9/3/21	15,062
New Taiwan Dollar	361,790	USD	13,000	BNP	13,066	6/16/21	66
New Taiwan Dollar	27,808	USD	1,000	HSBC	1,004	6/16/21	4
New Taiwan Dollar	4,614,800	USD	166,000	JPM	166,661	6/16/21	661
New Taiwan Dollar	22,789,480	USD	818,000	SCB	823,028	6/16/21	5,028
New Taiwan Dollar	610,060	USD	22,000	SCB	22,032	6/16/21	32
New Zealand Dollar	216,000	USD	156,481	HSBC	156,535	6/2/21	54
Norwegian Krone	5,962,692	USD	727,468	BNP	713,220	6/2/21	(14,248)
Norwegian Krone	5,962,692	USD	711,514	SCB	713,263	7/2/21	1,749
Peruvian Sol	432,956	USD	115,609	GSC	113,637	6/14/21	(1,972)
Peruvian Sol	199,201	USD	53,000	HSBC	52,284	6/14/21	(716)
Peruvian Sol	119,968	USD	32,000	HSBC	31,488	6/14/21	(512)
Peruvian Sol	3,569,136	USD	932,668	BCLY	936,911	6/15/21	4,243
Peruvian Sol	335,064	USD	90,592	HSBC	87,998	12/9/21	(2,594)
Polish Zloty	3,033,000	USD	796,950	GSC	825,178	9/16/21	28,228
Russian Ruble	3,152,278	USD	41,748	BOA	42,928	6/22/21	1,180
Russian Ruble	1,397,410	USD	18,299	GSC	19,030	6/22/21	731
Russian Ruble	2,421,944	USD	32,553	HSBC	32,982	6/22/21	429
Russian Ruble	7,707,626	USD	103,880	JPM	104,963	6/22/21	1,083
Russian Ruble	2,016,421	USD	26,943	UBS	27,459	6/22/21	516
Russian Ruble	2,016,321	USD	26,989	UBS	27,458	6/22/21	469
Russian Ruble	6,138,673	USD	79,543	GSC	83,234	7/22/21	3,691
Russian Ruble	2,822,670	USD	36,338	SOG	38,272	7/22/21	1,934
Russian Ruble	6,661,204	USD	86,862	UBS	90,319	7/22/21	3,457
Russian Ruble	3,090,043	USD	40,306	UBS	41,897	7/22/21	1,591
Russian Ruble	2,930,314	USD	38,971	BOA	39,563	8/20/21	592
Russian Ruble	6,403,208	USD	85,459	GSC	86,452	8/20/21	993
Russian Ruble	3,003,326	USD	39,800	HSBC	40,549	8/20/21	749
Russian Ruble	3,025,036	USD	40,266	HSBC	40,842	8/20/21	576
Russian Ruble	3,350,116	USD	44,418	SOG	45,231	8/20/21	813
South African Rand	2,129,077	USD	137,971	HSBC	154,241	6/15/21	16,270
South African Rand	921,719	USD	60,311	JPM	66,774	6/15/21	6,463

							228,136

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	820,000	USD	634,333	BCLY	632,138	6/2/21	2,195
British Pound	46,000	USD	63,878	BOA	65,283	6/2/21	(1,405)
British Pound	107,000	USD	151,519	HSBC	151,854	6/2/21	(335)
British Pound	10,168,189	USD	14,174,654	HSBC	14,430,701	6/2/21	(256,047)
British Pound	10,321,189	USD	14,591,342	GSC	14,648,442	7/2/21	(57,100)
Canadian Dollar	2,090,848	USD	1,699,661	BNP	1,731,551	6/2/21	(31,890)
Canadian Dollar	502,295	USD	405,018	HSBC	415,980	6/2/21	(10,962)
Canadian Dollar	66,512	USD	55,000	GSC	55,069	2/14/22	(69)
Canadian Dollar	106,088	USD	88,000	GSC	87,837	2/14/22	163
Chinese Offshore Renminbi	3,711,930	USD	568,023	GSC	583,087	6/16/21	(15,064)
Chinese Offshore Renminbi	2,429,000	USD	369,974	GSC	381,558	6/16/21	(11,584)
Chinese Onshore Renminbi	2,996,814	USD	459,987	JPM	470,135	6/16/21	(10,148)
Danish Krone	14,200,422	USD	2,259,770	BOA	2,329,705	7/1/21	(69,935)
Danish Krone	2,720,000	USD	435,808	GSC	446,240	7/1/21	(10,432)
Danish Krone	19,416,048	USD	3,079,648	JPM	3,185,374	7/1/21	(105,726)
Euro	329,000	USD	401,162	JPM	401,216	6/2/21	(54)
Euro	27,368,764	USD	32,964,984	SCB	33,376,216	6/2/21	(411,232)
Israeli New Shekel	1,012,017	USD	308,906	BNP	312,136	11/12/21	(3,230)
Israeli New Shekel	1,037,643	USD	319,879	HSBC	320,040	11/12/21	(161)
Israeli New Shekel	4,501,800	USD	1,361,502	BOA	1,388,867	11/30/21	(27,365)
Israeli New Shekel	1,300,000	USD	396,191	HSBC	401,068	11/30/21	(4,877)
Israeli New Shekel	1,100,330	USD	339,839	JPM	339,467	11/30/21	372
Israeli New Shekel	1,583,025	USD	488,860	GSC	488,895	1/31/22	(35)
Israeli New Shekel	1,583,100	USD	483,198	GSC	488,918	1/31/22	(5,720)
Japanese Yen	2,001,115,991	USD	18,310,874	BNP	18,219,293	6/2/21	91,581
Japanese Yen	40,000,000	USD	368,787	BNP	364,236	6/21/21	4,551
Korean Won	152,509,500	USD	135,000	BNP	136,910	6/16/21	(1,910)
Korean Won	155,443,200	USD	138,000	SCB	139,543	6/16/21	(1,543)
Korean Won	73,242,000	USD	65,000	SCB	65,750	6/16/21	(750)
Malaysian Ringgit	3,903,628	USD	959,429	DUB	943,561	6/23/21	15,868
Malaysian Ringgit	2,615,253	USD	628,671	BNP	629,909	9/22/21	(1,238)
Mexican Peso	1,082,000	USD	53,468	RBS	54,327	6/2/21	(859)
Mexican Peso	1,082,000	USD	53,599	BNP	53,337	11/8/21	262
New Taiwan Dollar	28,431,525	USD	1,034,212	SCB	1,026,786	6/16/21	7,426
New Zealand Dollar	222,000	USD	160,058	GSC	160,883	6/2/21	(825)
Peruvian Sol	752,125	USD	202,587	GSC	197,408	6/14/21	5,179
Peruvian Sol	3,569,136	USD	983,558	HSBC	936,911	6/15/21	46,647
Peruvian Sol	3,569,136	USD	933,132	BCLY	938,931	7/13/21	(5,799)
Peruvian Sol	1,589,953	USD	435,323	GSC	418,227	7/19/21	17,096
Peruvian Sol	118,757	USD	32,287	GSC	31,227	9/7/21	1,060
Peruvian Sol	432,956	USD	115,507	GSC	113,743	11/12/21	1,764
Polish Zloty	490,883	USD	129,013	BCLY	133,553	9/16/21	(4,540)
Polish Zloty	747,229	USD	196,851	BOA	203,296	9/16/21	(6,445)
Polish Zloty	535,550	USD	141,044	GSC	145,705	9/16/21	(4,661)
Polish Zloty	250,221	USD	65,771	GSC	68,077	9/16/21	(2,306)
Polish Zloty	895,901	USD	233,923	HSBC	243,744	9/16/21	(9,821)
South African Rand	702,023	USD	46,039	BOA	50,858	6/15/21	(4,819)
South African Rand	677,375	USD	45,097	HSBC	49,072	6/15/21	(3,975)
South African Rand	825,830	USD	54,438	UBS	59,827	6/15/21	(5,389)
South African Rand	831,772	USD	54,739	UBS	60,258	6/15/21	(5,519)
Swiss Franc	46,000	USD	50,457	UBS	51,140	6/2/21	(683)

							(900,289)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(672,153)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.355%	PAM*	12/20/21	GSC	USD	8,500,000	$(133,250)	$4,564	$(137,814)

*	PAM - paid at maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Sterling Overnight Index Average	0.000%	6/16/23	12-Month	GBP	1,100,000	$(4,607)	1,412	$(6,019)
Pay	Sterling Overnight Index Average	0.000%	6/16/26	12-Month	GBP	500,000	(16,246)	(6,371)	(9,875)
Pay	Sterling Overnight Index Average	0.250%	6/16/31	12-Month	GBP	800,000	(57,380)	(44,671)	(12,709)
Receive	Sterling Overnight Index Average	0.750%	9/15/31	12-Month	GBP	200,000	1,395	2,917	(1,522)
Receive	Sterling Overnight Index Average	0.750%	9/15/51	12-Month	GBP	500,000	32,633	31,560	1,073
Pay	Swiss Franc 6-Month LIBOR	(0.500)%	9/16/25	12-Month	CHF	2,800,000	(1,149)	4,430	(5,579)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	56,100,000	(44,333)	1,590	(45,923)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	1,200,000	(1,504)	—	(1,504)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	23,700,000	(29,248)	(222)	(29,026)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	11,300,000	(10,700)	(691)	(10,009)
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	8,300,000	3,758	(12,477)	16,235
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	3,900,000	7,778	(22)	7,800
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	9,600,000	18,710	—	18,710
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	5,100,000	10,185	(5)	10,190
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	2,800,000	5,461	(3)	5,464
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	4,200,000	8,158	—	8,158
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	4,000,000	7,594	—	7,594
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(60,548)	1,720	(62,268)
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	14,094	19	14,075
Pay	3-Month Canadian Bank Bill	1.270%	3/3/22	6-Month	CAD	1,000,000	10,056	8	10,048
Pay	3-Month Canadian Bank Bill	1.500%	6/17/22	6-Month	CAD	300,000	3,863	1,320	2,543
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,600,000	(51,760)	(56,268)	4,508
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	2,023	135	1,888
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	10,142	6,747	3,395
Pay	3-Month FRA New Zealand Bank Bill	0.528%	3/17/24	6-Month	NZD	100,000	(569)	(5)	(564)
Receive	3-Month FRA New Zealand Bank Bill	0.500%	12/16/25	6-Month	NZD	100,000	2,354	(440)	2,794
Pay	3-Month SEK-STIBOR-SIDE	0.500%	6/19/24	12-Month	SEK	4,800,000	9,201	10,994	(1,793)
Pay	3-Month USD-LIBOR	0.400%	1/15/28	6-Month	USD	2,400,000	(119,563)	(26,573)	(92,990)
Pay	3-Month USD-LIBOR	0.500%	6/16/26	6-Month	USD	3,250,000	(64,376)	(73,510)	9,134
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	1,000,000	13,214	22,035	(8,821)
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	2,000,000	27,787	32,597	(4,810)
Pay	3-Month USD-LIBOR	1.250%	6/16/51	6-Month	USD	1,300,000	(236,997)	(288,601)	51,604
Pay	3-Month USD-LIBOR	1.460%	2/2/51	6-Month	USD	400,000	(50,670)	—	(50,670)
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month	USD	9,400,000	(7,681)	2,029	(9,710)
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month	USD	2,750,000	56,952	23,622	33,330
Receive	3-Month USD-LIBOR	0.750%	3/30/31	6-Month	USD	2,800,000	205,895	22,013	183,882
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	1,000,000	77,831	47,206	30,625
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	5,800,000	465,036	561,419	(96,383)
Receive	3-Month USD-LIBOR	1.000%	12/16/30	6-Month	USD	700,000	32,107	(11,983)	44,090
Receive	3-Month USD-LIBOR	1.000%	12/16/30	6-Month	USD	2,600,000	113,611	(29,749)	143,360
Receive	3-Month USD-LIBOR	1.150%	3/30/51	6-Month	USD	500,000	97,973	15,571	82,402
Receive	3-Month USD-LIBOR	1.250%	6/9/41	6-Month	USD	1,200,000	143,794	31,998	111,796
Receive	3-Month USD-LIBOR	1.250%	12/16/50	6-Month	USD	200,000	33,592	597	32,995
Receive	3-Month USD-LIBOR	1.250%	6/16/51	6-Month	USD	100,000	17,529	19,134	(1,605)
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	(33,149)	—	(33,149)
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	(52,778)	—	(52,778)
Receive	3-Month USD-LIBOR	1.665%	10/27/51	6-Month	USD	100,000	9,001	—	9,001
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	2,600,000	(140,536)	(12,276)	(128,260)
Receive	3-Month USD-LIBOR	2.090%	12/23/51	6-Month	USD	200,000	(2,886)	—	(2,886)
Receive	3-Month USD-LIBOR	2.100%	8/25/51	6-Month	USD	800,000	(18,322)	—	(18,322)
Receive	3-Month USD-LIBOR	2.500%	12/18/21	6-Month	USD	2,000,000	(47,259)	(27,858)	(19,401)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	900,000	(70,800)	49,859	(120,659)
Receive	6-Month Australian Bank Bill	1.750%	6/16/31	6-Month	AUD	3,800,000	(9,953)	15,499	(25,452)
Pay	6-Month EURIBOR	(0.500)%	6/16/23	12-Month	EUR	1,900,000	(1,636)	(13,512)	11,876
Pay	6-Month EURIBOR	(0.500)%	6/16/26	6-Month	EUR	11,300,000	(171,611)	(51,213)	(120,398)
Pay	6-Month EURIBOR	(0.250)%	6/16/31	12-Month	EUR	3,100,000	(144,370)	(93,778)	(50,592)
Receive	6-Month EURIBOR	(0.250)%	9/15/26	12-Month	EUR	500,000	917	2,604	(1,687)
Receive	6-Month EURIBOR	0.000%	6/16/51	12-Month	EUR	1,300,000	236,252	(13,383)	249,635
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	8,902	—	8,902
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	17,386	—	17,386
Receive	6-Month EURIBOR	0.190%	1/27/32	12-Month	EUR	300,000	662	—	662
Receive	6-Month EURIBOR	0.205%	1/27/32	12-Month	EUR	300,000	106	—	106
Receive	6-Month EURIBOR	0.450%	12/15/35	12-Month	EUR	100,000	(2,026)	(8,958)	6,932
Receive	6-Month EURIBOR	0.500%	9/15/51	12-Month	EUR	900,000	8,070	(39,593)	47,663
Pay	6-Month JPY-LIBOR	0.000%	3/17/31	6-Month	JPY	460,000,000	(48,137)	(55,725)	7,588
Pay	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	410,000,000	43,077	65,192	(22,115)
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	(8,462)	1,430	(9,892)
Receive	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	30,000,000	415	(1,397)	1,812
Pay	6-Month Norway Interbank Offer Rate	1.900%	3/10/31	12-Month	NOK	6,000,000	10,717	180	10,537
Receive	6-Month Norway Interbank Offer Rate	1.500%	3/10/26	12-Month	NOK	11,500,000	(8,277)	417	(8,694)

							$250,698	$106,970	$143,728

*	PAM - paid at maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Depreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$(417)	$—	$(417)
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	(133)	—	(133)
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	(1,520)	—	(1,520)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	(2,745)	—	(2,745)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	(964)	—	(964)
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	(3,515)	(555)	(2,960)
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	(2,736)	—	(2,736)
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	(15,176)	(854)	(14,322)
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	(654)	—	(654)
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	(567)	—	(567)

					$(28,427)	$(1,409)	$(27,018)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	10-Year GBP Inflation Linked	3.700%	4/15/31	GBP	450,000	$(5,858)	$(1,739)	$(4,119)
Pay	10-Year GBP Inflation Linked	3.740%	3/15/31	GBP	300,000	(156)	(418)	262
Receive	10-Year GBP Inflation Linked	3.396%	11/15/30	GBP	280,000	16,324	1,991	14,333
Receive	10-Year GBP Inflation Linked	3.445%	11/15/30	GBP	140,000	6,952	—	6,952
Pay	20-Year GBP Inflation Linked	3.127%	11/15/40	GBP	480,000	(87,910)	(7,785)	(80,125)
Pay	20-Year GBP Inflation Linked	3.272%	11/15/40	GBP	140,000	(22,283)	—	(22,283)
Pay	20-Year GBP Inflation Linked	3.272%	11/15/40	GBP	100,000	(15,938)	(22)	(15,916)
Receive	30-Year GBP Inflation Linked	3.050%	11/15/50	GBP	100,000	34,222	—	34,222
Receive	30-Year GBP Inflation Linked	2.999%	11/15/50	GBP	200,000	76,269	6,999	69,270

						$1,622	$(974)	$2,596

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/28/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	11.616%	USD	200,000	$(4,089)	$(3,815)	$(274)
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	11.616%	USD	500,000	(10,221)	(9,654)	(567)
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BCLY	3.397%	USD	400,000	(4,971)	(14,121)	9,150
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BNP	3.397%	USD	700,000	(8,699)	(25,057)	16,358
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BOA	3.397%	USD	200,000	(2,485)	(6,913)	4,428
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	GSC	0.000%	USD	500,000	(6,213)	(17,653)	11,440
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	HSBC	3.397%	USD	300,000	(3,728)	(10,159)	6,431
Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	8.784%	USD	600,000	(12,622)	(15,056)	2,434
Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	8.784%	USD	400,000	(8,415)	(9,884)	1,469
Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	8.784%	USD	200,000	(4,207)	(4,989)	782
Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	8.784%	USD	400,000	(8,415)	(9,580)	1,165

								$(74,065)	$(126,881)	$52,816

OTC Credit Default Swaps on Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/28/21 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Abu Dhabi Government International Bonds, AA	1.000%	6/20/26	3-Month	GSC	43.134%	USD	350,000	$10,674	$10,156	$518
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	67.400%	USD	300,000	4,538	(7,348)	11,886

								$15,212	$2,808	$12,404

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/28/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 35 10-Year Index	5.000%	12/20/25	3-Month	0.027%	USD	200,000	$(27,798)	$(11,930)	$(15,868)
Markit CDX North America High Yield Series 36 10-Year Index	5.000%	6/20/26	3-Month	0.029%	USD	300,000	(32,099)	(28,630)	(3,469)
Markit iTraxx Europe Series 31 10-Year Index	1.000%	6/20/29	3-Month	0.008%	EUR	9,600,000	(255,016)	(83,831)	(171,185)
Markit CDX North America Investment Grade Series 36 10-Year Index	1.000%	6/20/31	3-Month	0.009%	USD	500,000	(5,082)	(785)	(4,297)

							$(319,995)	$(125,176)	$(194,819)

Centrally Cleared - Credit Default Swaps on Corporate Issues and Indexes - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit 5/28/21 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Series 36 5-Year Index	1.000%	6/20/26	3-Month	0.005%	USD	2,000,000	$52,788	$47,579	$5,209
Rolls-Royce PLC, BB-	1.000%	6/20/26	3-Month	0.027%	EUR	200,000	(19,128)	(19,762)	634
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.002%	USD	100,000	1,289	1,866	(577)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.005%	EUR	200,000	8,095	(5,907)	14,002

							$43,044	$23,776	$19,268

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 28, 2021, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD 1,449,000	AUD	2,100,000	$177,475	$(3,920)	$181,395

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 28, 2021, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,307,000 for open centrally cleared swap contracts.

At May 28, 2021, International Fixed Income Fund had cash collateral from brokers in the amount of $20,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

ARS	—	Argentine Peso	BCLY	—	Barclays Bank PLC
AUD	—	Australian Dollar	BNP	—	BNP Paribas SA
BRL	—	Brazilian Real	BOA	—	Bank of America
CAD	—	Canadian Dollar	DUB	—	Deutsche Bank AG
CHF	—	Swiss Franc	GSC	—	Goldman Sachs & Co.
CNH	—	Chinese Offshore Renminbi	HSBC	—	HSBC Bank USA
DKK	—	Danish Krone	JPM	—	JPMorgan Chase & Co.
EUR	—	Euro	RBS	—	Royal Bank of Scotland PLC
GBP	—	British Pound	SCB	—	Standard Chartered Bank
HKD	—	Hong Kong Dollar	SOG	—	Societe Generale SA
ILS	—	Israeli New Shekel	UBS	—	UBS Securities LLC
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 89.3%
Arizona - 6.6%
$ 530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(a)	$557,761
2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(b)(c)	3,188,216
		Industrial Development Authority of the County of Pima (The), Revenue Bonds:
		Facility American Leadership Academy:
350,000	NR	4.125% due 6/15/29(a)	355,491
250,000	NR	4.750% due 6/15/37(a)	254,530
280,000	NR	Imagine East Mesa Charter School, 3.250% due 7/1/24(a)	290,829
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(a)	537,469

		Total Arizona	5,184,296

California - 6.0%
620,000	A	California County Tobacco Securitization Agency, Revenue Bonds, Series A, 5.000% due 6/1/28	793,945
		California County Tobacco Securitization Agency, Revenue Bonds, Merced County Tobacco Funding Corp.:
240,000	A	5.000% due 6/1/25	284,070
100,000	A	5.000% due 6/1/27	125,603
100,000	A	5.000% due 6/1/28	128,615
335,000	A-	5.000% due 6/1/31	450,552
250,000	NR	California School Finance Authority, Revenue Bonds, iLead Lancaster Project, Series A, 4.000% due 6/1/31(a)	272,860
		Golden State Tobacco Securitization Corp., Revenue Bonds:
35,000	NR	Series A1, 5.000% due 6/1/47	36,247
290,000	NR	Series A2, 5.000% due 6/1/47	300,332
1,000,000	A3(d)	Kaweah Delta Health Care District Guild, Revenue Bonds, Series B, 4.000% due 6/1/45	1,071,255
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, BAM-Insured, 4.000% due 10/1/40	670,594
475,000	Aa2(d)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	560,668

		Total California	4,694,741

Colorado - 7.9%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	931,273
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,587,612
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,651,768
2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,069,202

		Total Colorado	6,239,855

Connecticut - 1.0%
790,000	AAA	Connecticut Housing Finance Authority, Revenue Bonds, AMT, Series B2, 2.300% due 11/15/23(c)	818,646

District of Columbia - 1.5%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon, due 6/15/46	359,301
700,000	A+	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	789,092

		Total District of Columbia	1,148,393

Florida - 5.2%
225,000	Baa3(d)	Capital Projects Finance Authority, FL, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	267,992
500,000	NR	Capital Trust Agency Inc., Revenue Bonds, Educational Growth Fund, LLC Charter School Portfolio Projects, 3.375% due 7/1/31(a)	535,992
100,000	Ba2(d)	Capital Trust Agency Inc., Revenue Bonds, Viera Charter Schools Inc. Project, 4.000% due 10/15/29(a)	107,472
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,728,582
250,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	256,590
190,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(a)(c)	205,382
115,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	117,964
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	298,679
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	305,868
240,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	244,570

		Total Florida	4,069,091

Georgia - 4.9%
		City of Atlanta, GA, Department of Aviation, Revenue Bonds:
65,000	Aa3(d)	Series A, 5.000% due 7/1/24	74,377
265,000	Aa3(d)	Series A, 5.000% due 7/1/25	313,831
265,000	Aa3(d)	Series A, 5.000% due 7/1/26	323,786
70,000	Aa3(d)	Series B, AMT, 5.000% due 7/1/24(c)	79,820
120,000	Aa3(d)	Series B, AMT, 5.000% due 7/1/25(c)	141,418
2,610,000	Aa1(d)	Main Street Natural Gas Inc., Revenue Bonds, Series B, 4.000% due 8/1/49(b)	2,916,565

		Total Georgia	3,849,797

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 89.3% - (continued)
Guam - 0.1%
		Territory of Guam, Revenue Bonds:
$ 15,000	Ba1(d)	Series A, 5.000% due 11/1/27	$18,435
15,000	Ba1(d)	Series A, 5.000% due 11/1/28	18,730
15,000	Ba1(d)	Series A, 5.000% due 11/1/29	18,979

		Total Guam	56,144

Idaho - 0.2%
100,000	A2(d)	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.000% due 7/15/29	130,817

Illinois - 4.2%
		Illinois Finance Authority, Revenue Bonds:
		Advocate Health Care:
785,000	Aa3(d)	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(f)	814,864
10,000	NR	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(f)	10,380
440,000	AA	Unrefunded Portion, 4.000% due 6/1/47	456,964
600,000	A	DePaul University, 5.000% due 10/1/36	712,399
1,000,000	AA+	Northwestern University, 5.000% due 12/1/28	1,299,125

		Total Illinois	3,293,732

Indiana - 1.5%
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	1,208,359

Iowa - 1.5%
1,000,000	A3(d)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,202,950

Louisiana - 0.8%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/38(c)	299,170
250,000	A-	5.000% due 1/1/37(c)	299,694

		Total Louisiana	598,864

Maryland - 1.1%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.600% due 6/1/21(a)	200,000
200,000	NR	Series A, 2.750% due 6/1/24(a)	205,579
125,000	NR	Series A, 2.800% due 6/1/25(a)	129,604
135,000	NR	Series A, 2.850% due 6/1/26(a)	141,152
160,000	NR	Series B, 3.000% due 6/1/24(a)	162,556

		Total Maryland	838,891

Massachusetts - 1.7%
		Massachusetts Bay Transportation Authority, Revenue Bonds:
75,000	AA	Series A1, 5.000% due 7/1/28	96,758
1,000,000	AA	Series A1, 5.000% due 7/1/44	1,239,966

		Total Massachusetts	1,336,724

Michigan - 0.8%
400,000	BB+	Michigan Finance Authority, Revenue Bonds, Cesar Chavez Academy Project, 3.250% due 2/1/24	411,220
190,000	A1(d)	Michigan Finance Authority, Revenue Bonds, McLaren Health Care Corp., 1.200% due 10/15/38(b)	191,192

		Total Michigan	602,412

Nevada - 1.9%
100,000	Ba2(d)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(a)	101,322
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,398,362

		Total Nevada	1,499,684

New Hampshire - 1.3%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., 2.950% due 4/1/29(a)(c)	1,040,483

New Jersey - 4.2%
1,340,000	A3(d)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,449,136
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(a)	239,904
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, 5.000% due 6/15/30	1,480,587
100,000	A	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/25	117,687

		Total New Jersey	3,287,314

New Mexico - 1.5%
1,000,000	BBB	City of Farmington, NM, Revenue Bonds, Public Service Company of New Mexico, 1.875% due 4/1/33(b)	1,004,988
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(e)	2.250% due 5/15/24	100,431
100,000	BB+(e)	2.625% due 5/15/25	100,573

		Total New Mexico	1,205,992

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 89.3% - (continued)
New York - 3.6%
$ 1,170,000	AA	Trust for Cultural Resources of The City of New York/The, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	$1,498,524
400,000	AA+	New York City Water & Sewer System, Revenue Bonds, 4.625% due 6/15/46	431,975
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Unrefunded Portion, 5.000% due 2/15/43	614,203
225,000	Baa3(d)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. - LaGuardia, AMT, 4.000% due 10/1/30(c)	270,634

		Total New York	2,815,336

Ohio - 1.0%
160,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, Class 2, 5.000% due 6/1/55	185,478
600,000	Ba1(d)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	633,137

		Total Ohio	818,615

Oregon - 1.1%
830,000	Aa2(d)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	872,325

Pennsylvania - 0.2%
100,000	BB+	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	121,625

Puerto Rico - 3.6%
		Puerto Rico Housing Finance Authority, Revenue Bonds ,Puerto Rico Public Housing Project:
440,000	AA-	5.000% due 12/1/21	450,416
265,000	AA-	5.000% due 12/1/22	283,367
200,000	AA-	5.000% due 12/1/23	222,687
430,000	AA-	5.000% due 12/1/24	495,610
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
334,000	NR	Series A1, zero coupon, due 7/1/24	318,174
664,000	NR	Series A1, 4.750% due 7/1/53	746,445
90,000	NR	Series A1, 5.000% due 7/1/58	102,672
216,000	NR	Series A2, 4.784% due 7/1/58	242,698

		Total Puerto Rico	2,862,069

South Carolina - 9.2%
1,535,000	Aa3(d)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,788,114
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,514,792
2,970,000	Aa3(d)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Remarketing, Series B, 0.524% (1-Month USD-LIBOR + 0.450%) due 10/1/31(b)	2,971,683

		Total South Carolina	7,274,589

Tennessee - 1.2%
860,000	Aa2(d)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	920,705

Texas - 7.8%
1,000,000	A1(d)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(c)	1,212,884
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corp. Project, 4.000% due 5/15/36	303,731
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(a)	516,627
500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	646,337
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,174,524
795,000	Aaa(d)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	798,138
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,504,532

		Total Texas	6,156,773

Utah - 0.8%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	614,022

Virginia - 2.3%
		Virginia College Building Authority, Revenue Bonds:
350,000	A	Series A, 5.000% due 1/15/28	439,315
585,000	A	Series A, 5.000% due 1/15/29	748,126
500,000	A	Series A, 5.000% due 1/15/30	650,910

		Total Virginia	1,838,351

Washington - 1.9%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,263,161
100,000	NR	Washington State Convention Center Public Facilities District, Revenue Bonds, Junior Lodging Tax Notes, 4.000% due 7/1/31	115,464
100,000	BB(e)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(a)	112,414

		Total Washington	1,491,039

Wisconsin - 2.7%
90,000	A+	Public Finance Authority, Revenue Bonds, Renown Regional Medical Center Project, 5.000% due 6/1/27	112,088
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,408,861
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	629,106

		Total Wisconsin	2,150,055

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Security	Value
MUNICIPAL BONDS - 89.3% - (continued)
Wisconsin - 2.7% - (continued)
	TOTAL MUNICIPAL BONDS (Cost - $65,607,045)	$70,242,689

Shares/Units
CLOSED END MUTUAL FUND SECURITY - 3.9%
United States - 3.9%
25,800	iShares ® National Muni Bond ETF, Common Class (Cost - $3,008,973)	3,017,826

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $68,616,018)	73,260,515

Face Amount†
SHORT-TERM INVESTMENTS - 6.1%
TIME DEPOSITS - 6.1%
1,333,613	ANZ National Bank - London, 0.005% due 6/1/21	1,333,613
3,498,398	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 6/1/21	3,498,398

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,832,011)	4,832,011

	TOTAL INVESTMENTS - 99.3% (Cost - $73,448,029)	78,092,526

	Other Assets in Excess of Liabilities - 0.7%	558,474

	TOTAL NET ASSETS - 100.0%	$78,651,000

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $5,967,427 and represents 7.6% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

At May 28, 2021, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$73,448,029	$4,648,842	$(4,345)	$4,644,497

Abbreviations used in this schedule:

BAM	—	Build America Mutual
ETF	—	Exchange-Traded Fund
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	School Bond Guaranty

See pages 252-254 for definitions of ratings.

Summary of Investments by Industry^
General Obligation	15.8%
Health Care Providers & Services	13.3
Higher Education	9.1
Development	8.0
School District	7.2
Transportation	7.1
Airport	5.7
Education	5.2
Water and Sewer	4.7
Capital Markets	3.9
Utilities	3.6
Tobacco Settlement	3.6
Power	2.0
Pollution	1.3
Single Family Housing	1.2
Multi Family Housing	1.0
Nursing Homes	0.8
Housing	0.3
Short-Term Investments	6.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 103.4%
		U.S. Treasury Inflation Indexed Bonds:
$ 1,700,304		2.375% due 1/15/25	$1,999,097
2,032,504		2.000% due 1/15/26	2,420,961
2,019,167		1.750% due 1/15/28	2,462,625
5,062,038		3.625% due 4/15/28	6,889,116
1,964,066		2.500% due 1/15/29	2,547,275
2,009,216		3.875% due 4/15/29	2,845,648
35,814		3.375% due 4/15/32	53,010
1,691,176		2.125% due 2/15/40	2,489,473
2,842,396		2.125% due 2/15/41	4,221,460
2,110,014		0.750% due 2/15/42	2,516,786
449,311		0.625% due 2/15/43	523,581
5,193,896		1.375% due 2/15/44	6,992,149
809,878		0.750% due 2/15/45	969,508
5,242,904		1.000% due 2/15/46	6,644,559
1,744,691		0.875% due 2/15/47	2,170,477
1,095,613		1.000% due 2/15/48	1,411,804
473,924		0.250% due 2/15/50	514,916
467,995		0.125% due 2/15/51	490,678
		U.S. Treasury Inflation Indexed Notes:
10,871,895		0.125% due 4/15/22(a)	11,193,947
15,616,872		0.125% due 1/15/23(a)	16,393,090
8,658,924		0.625% due 4/15/23(a)	9,217,577
1,929,840		0.625% due 1/15/24	2,097,370
5,356,173		0.500% due 4/15/24	5,826,627
1,858,320		0.125% due 10/15/24	2,023,463
5,537,484		0.125% due 4/15/25	6,041,678
408,336		0.125% due 10/15/25	449,511
4,525,885		0.625% due 1/15/26	5,085,833
6,558,353		0.125% due 7/15/26	7,262,253
3,432,139		0.375% due 1/15/27	3,839,114
7,807,132		0.375% due 7/15/27(a)	8,793,429
7,707,952		0.500% due 1/15/28	8,716,017
8,030,224		0.750% due 7/15/28(a)	9,277,805
4,500,253		0.875% due 1/15/29	5,239,581
2,865,256		0.250% due 7/15/29	3,201,214
1,688,396		0.125% due 1/15/30	1,858,278
3,688,167		0.125% due 7/15/30	4,074,747
8,262,263		0.125% due 1/15/31(b)	9,073,164
130,000		U.S. Treasury Notes, 1.750% due 12/31/24(c)	136,007

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $152,707,555)	167,963,828

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
		Alternative Loan Trust:
262,754	Caa2(d)	Series 2006-HY11, Class A1, 0.332% (1-Month USD-LIBOR + 0.240%) due 6/25/36(e)	255,660
43,766	WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	44,021
536,486	Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	539,312
835	AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.706% (6-Month USD-LIBOR + 1.500%) due 9/25/45(e)	838
400,000	Aaa(d)	Arch Street CLO Ltd., Series 2016-2A, Class AR2, 1.188% (3-Month USD-LIBOR + 1.000%) due 10/20/28(e)(f)	400,228
228,211	Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.151% (1-Month USD-LIBOR + 1.050%) due 9/15/36(e)(f)	228,290
36,738	NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(f)	36,987

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9% - (continued)
$ 20,642		WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 2.831% due 5/25/33(e)	$20,867
228,376		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.067% (1-Month USD-LIBOR + 0.975%) due 6/25/34(e)	233,504
300,000	EUR	Aaa(d)	Carlyle Global Markets Strategis, Series 2014-2A, Class AR1, 0.750% (3-Month EURIBOR + 0.750% ) due 11/15/31(e)(f)	365,488
45,306		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 0.452% (1-Month USD-LIBOR + 0.360%) due 3/25/35(e)(f)	46,801
			CHL Mortgage Pass-Through Trust:
763,909		WR(d)	Series 2005-HYB6, Class 2A1, 2.835% due 10/20/35(e)	783,669
80,284		WR(d)	Series 2005-HYB9, Class 2A1, 2.207% (1-Year USD-LIBOR + 1.750%) due 2/20/36(e)	77,616
110,191		Caa2(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	83,542
157,467		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	120,716
			Citigroup Mortgage Loan Trust:
5,783		B-	Series 2004-HYB2, Class 2A, 2.395% due 3/25/34(e)	6,008
202,354		Caa2(d)	Series 2007-AR4, Class 1A1A, 3.200% due 3/25/37(e)	202,322
82,102		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(e)(f)	82,902
26,312		WR(d)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	27,059
			Countrywide Asset-Backed Certificates:
379,450		CC	Series 2007-1, Class 1A, 0.232% (1-Month USD-LIBOR + 0.140%) due 7/25/37(e)	359,687
80,639		D	Series 2007-6, Class 1A, 0.292% (1-Month USD-LIBOR + 0.200%) due 9/25/37(e)	75,429
448,110		CCC	Series 2007-8, Class 1A1, 0.282% (1-Month USD-LIBOR + 0.190%) due 11/25/37(e)	429,069
598,677		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 0.242% (1-Month USD-LIBOR + 0.150%) due 9/29/36(e)(f)	586,827
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 1.142% (1-Month USD-LIBOR + 1.050%) due 6/25/35(e)	152,937
893,566		CC	Series 2007-CB6, Class A3, 0.326% (1-Month USD-LIBOR + 0.220%) due 7/25/37(e)(f)	709,529
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 1.817% (1-Month USD-LIBOR + 1.725%) due 11/25/34(e)	150,057
400,000		Aaa(d)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, zero coupon, (3-Month USD-LIBOR + 0.980%) due 4/15/28(e)(f)	400,242
854,558		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.192% (1-Month USD-LIBOR + 1.100%) due 5/25/37(e)(f)	856,860
345,749		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 0.599% (1-Year USD-LIBOR + 0.150%) due 8/20/68(e)	342,886
25,978		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	19,545
4,506		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.779% (1-Month USD-LIBOR + 0.680%) due 6/20/35(e)	4,432
300,000	EUR	AAA	Harvest CLO, Series 11A, Class ARR, 0.650% (3-Month EURIBOR+ 0.650%) due 6/26/30(e)(f)	365,850
707,465	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.099% (Sterling Overnight Index Average + 1.050%) due 5/25/53(e)(f)	1,009,109
56,760		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.732% (1-Month USD-LIBOR + 0.640%) due 7/25/45(e)	50,853
361,731		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.552% (1-Month USD-LIBOR + 0.460%) due 3/25/36(e)	353,558
141,981		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 1.551% (1-Month USD-LIBOR + 1.450%) due 12/15/31(e)(f)	141,046
256,438	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.257% (3-Month EURIBOR + 0.800%) due 12/15/29(f)(h)	312,215
76,600		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(f)	77,340
350,983		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 1.242% (1-Month USD-LIBOR + 1.150%) due 12/25/37(e)	363,841
179,250		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.212% (1-Month USD-LIBOR + 0.120%) due 8/25/36(e)	97,294
421,764		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.008% (3-Month USD-LIBOR + 0.820%) due 10/13/27(e)(f)	421,851
10,112		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 0.581% (1-Month USD-LIBOR + 0.480%) due 6/15/30(e)	10,160
			New Residential Mortgage Loan Trust:
58,701		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	64,078
312,966		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	328,008
			Option One Mortgage Loan Trust:
110,647		CC	Series 2007-1, Class 1A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 1/25/37(e)	83,225
108,182		CC	Series 2007-2, Class 1A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 3/25/37(e)	82,979
528,634		B+	RASC Trust, Series 2006-KS3, Class M1, 0.587% (1-Month USD-LIBOR + 0.330%) due 4/25/36(e)	519,641
536,343		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	304,346
			Securitized Asset-Backed Receivables LLC Trust:
547,411		CC	Series 2006-FR3, Class A3, 0.592% (1-Month USD-LIBOR + 0.500%) due 5/25/36(e)	380,459
107,281		CC	Series 2006-HE2, Class A2C, 0.392% (1-Month USD-LIBOR + 0.300%) due 7/25/36(e)	60,841
225,321		B-	Sequoia Mortgage Trust, Series 6, Class A, 0.738% (1-Month USD-LIBOR + 0.640%) due 4/19/27(e)	223,705
			Soundview Home Loan Trust:
259,515		CC	Series 2007-OPT1, Class 1A1, 0.292% (1-Month USD-LIBOR + 0.200%) due 6/25/37(e)	214,964
69,930		CCC	Series 2007-OPT2, Class 2A3, 0.272% (1-Month USD-LIBOR + 0.180%) due 7/25/37(e)	67,384

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9% - (continued)
$ 136,668		Aaa(d)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.136% (3-Month USD-LIBOR + 0.950%) due 7/14/26(e)(f)	$136,748
222,421		Aaa(d)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 1.064% (3-Month USD-LIBOR + 0.880%) due 4/15/28(e)(f)	222,818
265,136		Aaa(d)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 1.028% (3-Month USD-LIBOR + 0.840%) due 4/20/28(e)(f)	265,347
279,627		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.064% (3-Month USD-LIBOR + 0.880%) due 4/15/27(e)(f)	279,634
400,000		Aaa(d)	Voya CLO Ltd., Series 2017-1A, Class A1R, zero coupon, (3-Month USD-LIBOR+ 0.950%) due 4/17/30(e)(f)	400,241
			WaMu Mortgage Pass-Through Certificates Trust:
10,380		Baa1(d)	Series 2002-AR2, Class A, 1.627% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	10,615
4,264		BB	Series 2002-AR17, Class 1A, 1.327% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	4,207

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,275,378)	14,495,687

SOVEREIGN BONDS - 8.7%
Australia - 0.8%
			Australia Government Bonds:
1,040,000	AUD	Aaa(d)	1.250% due 2/21/22	966,456
290,000	AUD	Aaa(d)	3.000% due 9/20/25	339,433

			Total Australia	1,305,889

Canada - 0.3%
			Canadian Government Real Return Bonds:
476,853	CAD	AAA	4.250% due 12/1/26	517,492
53,706	CAD	AAA	0.500% due 12/1/50	48,077

			Total Canada	565,569

France - 0.5%
605,478	EUR	AAu(g)	French Republic Government Bonds OAT, 0.100% due 3/1/26(f)	807,643

Italy - 4.6%
			Italy Buoni Poliennali Del Tesoro:
3,725,937	EUR	NR	1.400% due 5/26/25(f)	4,916,370
1,947,082	EUR	Baa3u(d)	0.400% due 5/15/30(f)	2,561,945

			Total Italy	7,478,315

Japan - 2.0%
			Japanese Government CPI Linked Bonds:
140,517,880	JPY	A1(d)	0.100% due 3/10/28	1,309,803
181,713,140	JPY	A1(d)	0.100% due 3/10/29	1,695,283
20,138,400	JPY	NR	0.005% due 3/10/31	186,395

			Total Japan	3,191,481

New Zealand - 0.2%
270,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	271,568

Peru - 0.2%
1,400,000	PEN	A-	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(f)	402,556

Qatar - 0.1%
200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	213,270

			TOTAL SOVEREIGN BONDS (Cost - $13,423,463)	14,236,291

CORPORATE BONDS & NOTES - 5.1%
Banks - 2.7%
100,000	EUR	Ba1(d)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(e)(i)	123,768
200,000	EUR	Baa3(d)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (5-Year EUR Swap Rate + 6.697%)(h)(i)	245,299
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	709,830
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	201,587
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 0.987% (3-Month USD-LIBOR + 0.800%) due 6/21/21(e)	200,090
			Natwest Group PLC:
240,000		B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(e)(i)	243,003
			Senior Unsecured Notes:
200,000		BBB	1.751% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	204,463
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	215,865
14,570,657	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,297,423

			Total Banks	4,441,328

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 5.1% - (continued)
Diversified Financial Services - 1.9%
17,177,429	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.000% due 10/1/50	$2,710,558
2,465,684	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.000% due 10/1/50	389,180

			Total Diversified Financial Services	3,099,738

Electric - 0.1%
200,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.800% due 1/15/23	207,563

Oil & Gas - 0.4%
505,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	541,494

			TOTAL CORPORATE BONDS & NOTES (Cost - $7,917,234)	8,290,123

MORTGAGE-BACKED SECURITIES - 3.6%
FNMA - 3.6%
			Federal National Mortgage Association (FNMA):
49,378			4.000% due 3/1/50	53,079
1,566,000			3.500% due 7/1/51(j)	1,654,057
3,800,000			4.000% due 8/1/51(j)	4,066,148

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,783,304)	5,773,284

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $194,106,934)	210,759,213

Face Amount†
SHORT-TERM INVESTMENTS - 0.8%
TIME DEPOSITS - 0.8%
968,114			ANZ National Bank - London, 0.005% due 6/1/21	968,114
			BBH - Grand Cayman:
2,695	NOK		(0.130)% due 5/31/21	322
4,674	ZAR		3.500% due 5/31/21	339
			BNP Paribas - Paris:
2,636	DKK		(0.550)% due 5/31/21	433
16,332	NZD		0.005% due 5/31/21	11,836
441	SGD		0.005% due 5/31/21	333
4,164,730	JPY		ING Bank, Amsterdam, (0.310)% due 5/31/21	37,918
			Societe Generale SA - Paris:
4,897	SEK		(0.270)% due 5/31/21	590
5,371	AUD		(0.200)% due 5/31/21	4,140
674	CAD		0.010% due 5/31/21	559
			Sumitomo Mitsui Banking Corp. - Tokyo:
152,147	EUR		(0.780)% due 5/31/21	185,543
62,723	GBP		0.005% due 6/1/21	89,017
			TOTAL SHORT-TERM INVESTMENTS (Cost - $1,299,144)	1,299,144

			TOTAL INVESTMENTS IN SECURITIES (Cost - $195,406,078)	212,058,357

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $162,073)	310,427

			TOTAL INVESTMENTS - 130.7% (Cost - $195,568,151)	212,368,784

			Liabilities in Excess of Other Assets - (30.7)%	(49,868,016)

			TOTAL NET ASSETS - 100.0%	$162,500,768

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	All or a portion of this security was purchased in a sale-buyback transaction. The value of this security is $9,073,164 which represents 5.58% of net assets.
(c)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(d)	Rating by Moody’s Investors Service.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $16,426,953 and represents 10.1% of net assets.

(g)	Rating by Fitch Ratings Service.
(h)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 28, 2021.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	This security is traded on a TBA basis (see Note 1).

At May 28, 2021, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$195,568,151	$18,590,119	$(2,186,195)	$16,403,924

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	79.1%
Collateralized Mortgage Obligations	6.8
Sovereign Bonds	6.7
Corporate Bonds & Notes	3.9
Mortgage-Backed Securities	2.7
Purchased Options	0.2
Short-Term Investments	0.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 28, 2021, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,400,000	$8,616	OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	8/24/21	0.700%	$6,371
300,000	1,620 EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.197%	50,573
1,500,000	8,100 EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.197%	252,867

		Total Interest Rate Swaptions				$309,811

Option on Futures
Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
100,000	$10,323,000	OTC Federal National Mortgage Association (FNMA) 30-Year August Futures, Put	JPM	8/5/21	$103.23	$616

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost - $162,073)				$310,427

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 28, 2021, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
300,000	$151,179		OTC Markit CDX North America Investment Grade Series 36 5-Year Index,, Call	BCLY	8/18/21	0.475%	$183
300,000	151,179		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Call	DUB	8/18/21	0.475%	183
300,000	151,179		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	BCLY	9/15/21	0.800%	263
100,000	109,599		OTC Markit CDX North America High Yied Series 35 5-Year Index, Put	BNP	7/21/21	100.000%	90
300,000	151,179		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	DUB	9/15/21	0.800%	263
600,000	274,800		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	DUB	6/16/21	0.900%	7
800,000	403,144		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	DUB	9/15/21	0.900%	538
100,000	42,556	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BCLY	7/21/21	0.400%	56
1,000,000	503,400	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.700%	897
100,000	42,556	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	7/21/21	0.750%	44
100,000	50,340	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	7/21/21	0.750%	42
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.750%	152
200,000	85,112	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	6/16/21	0.800%	3
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.800%	128
300,000	127,668	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	6/16/21	0.850%	3
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	8/18/21	0.850%	113
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BNP	8/18/21	0.825%	119
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	DUB	8/18/21	0.800%	128
800,000	402,720	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	DUB	9/15/21	0.800%	793
200,000	100,680	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	DUB	8/18/21	0.850%	113

			Total Credit Default Swaptions				$4,118

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
12,800,000	$17,233		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	8/24/21	0.550%	$3,648
860,000	4,644	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.000%	45,669
4,440,000	23,976	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.000%	235,781
3,200,000	4,308		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	DUB	9/29/21	2.300%	6,673

			Total Interest Rate Swaptions				$291,771

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
100,000	$10,053,000	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Call	JPM	6/7/21	$100.53	$601
100,000	9,853,000	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Put	JPM	6/7/21	$98.53	3
200,000	20,446,000	OTC Federal National Mortgage Association (FNMA) 30-Year August Futures, Put	JPM	8/5/21	$102.23	669
100,000	10,230,000	OTC Government National Mortgage Association II (GNMA) 30-Year August Futures, Put	JPM	8/12/21	$102.30	365
100,000	10,374,000	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Put	JPM	6/7/21	$103.74	1
100,000	10,388,000	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Put	JPM	6/7/21	$103.88	2

		Total Options on Futures				$1,641

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received - $187,060)				$297,530

†	Amount denominated in U.S. dollars, unless otherwise noted.

At May 28, 2021, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	Bank of America:
$794,500	0.030% due 6/3/21	$794,500
	Nomura Securities International, Inc.:
37,164,960	0.040% due 6/17/21	37,164,960

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds - $37,959,460)	$37,959,460

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended May 28, 2021, the daily average borrowing and interest rate under the reverse repurchase agreements were $49,184,729 and 0.128%, respectively.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 28, 2021, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl June Futures	21	6/21	$3,458,417	$3,450,624	$(7,793)
Euro-Bund September Futures	25	9/21	5,215,021	5,228,301	13,280
U.S. Treasury 2-Year Note September Futures	3	9/21	662,203	662,203	—
U.S. Treasury 5-Year Note September Futures	142	9/21	17,567,768	17,586,922	19,154

					24,641

Contracts to Sell:
Australian Government 3-Year Bond June Futures	8	6/21	721,688	723,248	(1,560)
Euro-BTP June Futures	14	6/21	2,548,914	2,515,536	33,378
Euro-Buxl 30-Year Bond June Futures	20	6/21	5,064,071	4,901,902	162,169
Euro-Schatz Note September Futures	194	9/21	26,530,417	26,533,966	(3,549)
Japan Government 10-Year Bond June Futures	3	6/21	4,121,774	4,136,114	(14,340)
U.S. Treasury 10-Year Note September Futures	6	9/21	789,328	791,625	(2,297)
U.S. Treasury Long Bond September Futures	12	9/21	1,868,064	1,878,375	(10,311)
U.S. Treasury Ultra Long Bond September Futures	19	9/21	3,486,286	3,519,750	(33,464)
U.S. Ultra Long Bond September Futures	18	9/21	2,599,500	2,609,156	(9,656)

					120,370

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$145,011

At May 28, 2021, Inflation-Linked Fixed Income Fund had deposited cash of $427,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 28, 2021, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Chinese Offshore Renminbi	1,241,000	USD	191,170	BCLY	$194,941	6/16/21	$3,771
Chinese Offshore Renminbi	1,299,000	USD	200,423	SCB	204,052	6/16/21	3,629
Danish Krone	1,455,000	USD	231,321	JPM	238,706	7/1/21	7,385
Euro	68,000	USD	82,725	BNP	82,926	6/2/21	201
Indonesian Rupiah	2,909,073,000	USD	201,000	JPM	203,408	6/16/21	2,408
Indonesian Rupiah	2,785,152,000	USD	192,000	JPM	194,743	6/16/21	2,743
Norwegian Krone	3,370,000	USD	400,383	BNP	403,155	8/17/21	2,772
Peruvian Sol	1,887,374	USD	493,199	BCLY	495,443	6/15/21	2,244
Swedish Krona	3,300,000	USD	394,856	SCB	397,638	8/17/21	2,782

							27,935

Contracts to Sell:
Australian Dollar	1,190,000	USD	920,556	BCLY	917,371	6/2/21	3,185
British Pound	29,000	USD	40,954	JPM	41,157	6/2/21	(203)
British Pound	901,000	USD	1,251,288	SCB	1,278,700	6/2/21	(27,412)
Canadian Dollar	193,000	USD	156,995	BNP	159,834	6/2/21	(2,839)
Danish Krone	21,549,614	USD	3,418,061	JPM	3,535,405	7/1/21	(117,344)
Danish Krone	13,141,502	USD	2,091,260	MLP	2,155,980	7/1/21	(64,720)
Euro	301,000	USD	367,224	HSBC	367,069	6/2/21	155
Euro	299,000	USD	364,413	MLP	364,631	6/2/21	(218)
Euro	7,516,000	USD	9,052,832	SCB	9,165,764	6/2/21	(112,932)
Japanese Yen	10,200,000	USD	93,640	BCLY	92,867	6/2/21	773
Japanese Yen	10,200,000	USD	93,437	MLP	92,866	6/2/21	571
Japanese Yen	325,573,931	USD	2,979,109	SCB	2,964,209	6/2/21	14,900
Japanese Yen	6,300,000	USD	57,714	SCB	57,359	6/2/21	355
New Zealand Dollar	355,000	USD	257,180	HSBC	257,269	6/2/21	(89)
Peruvian Sol	1,887,374	USD	520,110	HSBC	495,443	6/15/21	24,667
Peruvian Sol	1,887,374	USD	493,444	BCLY	496,511	7/13/21	(3,067)

							(284,218)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(256,283)

At May 28, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	$(63,652)	$(103,179)	$39,527
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(984)	(1,230)	246

							$(64,636)	$(104,409)	$39,773

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 28, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	0.090%	5/15/22	EUR	100,000	$2,945	$423	$2,522
Receive	2-Year EUR Inflation Linked	0.330%	7/15/22	EUR	600,000	18,666	2,849	15,817
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	(10,517)	(75,970)	65,453
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(44,483)	(9,569)	(34,914)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	30,789	93,051	(62,262)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(5,693)	(15,114)	9,421
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	4,000,000	33,768	41,097	(7,329)
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	79,053	76,362	2,691
Pay	10-Year GBP Inflation Linked	3.475%	8/15/30	GBP	900,000	(35,476)	9,395	(44,871)
Pay	10-Year GBP Inflation Linked	3.717%	12/15/28	GBP	920,000	66,233	69,593	(3,360)
Pay	10-Year GBP Inflation Linked	3.750%	4/15/31	GBP	520,000	(2,014)	(4)	(2,010)
Pay	15-Year GBP Inflation Linked	3.566%	3/15/36	GBP	100,000	(3,321)	—	(3,321)
Pay	15-Year GBP Inflation Linked	3.580%	3/15/36	GBP	300,000	(8,686)	(2,006)	(6,680)
Pay	1-Year USD Inflation Linked	0.860%	6/15/21	USD	100,000	(2,477)	(877)	(1,600)
Pay	1-Year USD Inflation Linked	0.900%	6/17/21	USD	2,000,000	(50,797)	(17,863)	(32,934)
Pay	1-Year USD Inflation Linked	1.030%	6/18/21	USD	1,400,000	(34,460)	(11,080)	(23,380)
Pay	1-Year USD Inflation Linked	1.420%	7/9/21	USD	400,000	(12,575)	(3,361)	(9,214)
Pay	1-Year USD Inflation Linked	1.825%	8/14/21	USD	1,100,000	(32,030)	(5,453)	(26,577)
Pay	1-Year USD Inflation Linked	1.840%	8/14/21	USD	600,000	(17,381)	(2,885)	(14,496)
Pay	1-Year USD Inflation Linked	1.862%	8/26/21	USD	400,000	(10,954)	(1,304)	(9,650)
Pay	1-Year USD Inflation Linked	2.155%	1/19/22	USD	400,000	(7,655)	—	(7,655)
Pay	1-Year USD Inflation Linked	2.155%	2/4/22	USD	1,800,000	(34,914)	—	(34,914)
Pay	1-Year USD Inflation Linked	2.170%	2/1/22	USD	1,100,000	(21,267)	—	(21,267)
Pay	1-Year USD Inflation Linked	2.180%	1/19/22	USD	1,300,000	(24,554)	(20)	(24,534)
Pay	1-Year USD Inflation Linked	2.200%	1/21/22	USD	600,000	(11,245)	—	(11,245)
Pay	1-Year USD Inflation Linked	2.200%	2/5/22	USD	400,000	(7,556)	—	(7,556)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	24,419	(62,311)	86,730
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	57,804	(214,466)	272,270
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	186	81	105
Receive	5-Year USD Inflation Linked	2.767%	5/13/26	USD	500,000	(997)	—	(997)
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	(1,363)	—	(1,363)
Receive	7-Year USD Inflation Linked	1.797%	8/25/27	USD	600,000	45,860	5,868	39,992
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	48,527	1,693	46,834
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(108,464)	(50,027)	(58,437)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(99,525)	(8,764)	(90,761)
Pay	10-Year USD Inflation Linked	1.882%	11/20/29	USD	1,500,000	(105,493)	9,233	(114,726)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	79,453	1,035	78,418
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(11,906)	59,292	(71,198)
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	(3,120)	24,122	(27,242)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(4,214)	36,670	(40,884)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(4,083)	37,569	(41,652)

						$(229,517)	$(12,741)	$(216,776)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 28, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/28/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.005%	USD	100,000	$1,859	$(176)	$2,035

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 28, 2021, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $589,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 252-254 for definitions of ratings.

At May 28, 2021, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transaction:

Counterparty	Borrowing date	Maturity date	Borrowing rate	Amount borrowed
BofA Securities, Inc.	5/24/2021	6/1/2021	0.18%	$8,831,125

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.3%
Aerospace/Defense - 1.0%
			Boeing Co. (The), Senior Unsecured Notes:
$ 1,200,000		BBB-	4.508% due 5/1/23	$1,282,200
100,000		BBB-	1.875% due 6/15/23	102,232
3,100,000		BBB-	1.433% due 2/4/24	3,110,827

			Total Aerospace/Defense	4,495,259

Agriculture - 0.9%
400,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24	426,219
2,700,000		BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.750% due 7/21/22(a)	2,778,417
600,000		BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	667,583

			Total Agriculture	3,872,219

Airlines - 0.0%
81,259		BBB+	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Pass-Thru Certificates, 6.264% due 11/20/21	80,868

Auto Manufacturers - 4.7%
			Ford Motor Credit Co. LLC, Senior Unsecured Notes:
2,800,000		BB+	5.875% due 8/2/21	2,817,500
300,000		BB+	3.340% (3-Month USD-LIBOR + 3.140%) due 1/7/22(b)	302,877
500,000		BB+	3.219% due 1/9/22	506,025
500,000		BB+	2.979% due 8/3/22	508,353
200,000		BBB	General Motors Co., Senior Unsecured Notes, 1.083% (3-Month USD-LIBOR + 0.900%) due 9/10/21(b)	200,366
			General Motors Financial Co., Inc.:
			Company Guaranteed Notes:
500,000		BBB	1.736% (3-Month USD-LIBOR + 1.550%) due 1/14/22(b)	504,119
1,500,000		BBB	1.509% (3-Month USD-LIBOR + 1.310%) due 6/30/22(b)	1,516,988
2,400,000		BBB	Senior Unsecured Notes, 1.275% (3-Month USD-LIBOR + 1.100%) due 11/6/21(b)	2,408,885
700,000		BBB-	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 4.050% due 2/4/22(a)	717,290
			Hyundai Capital America, Senior Unsecured Notes:
1,400,000		BBB+	1.137% (3-Month USD-LIBOR + 0.940%) due 7/8/21(b)	1,400,935
1,500,000		BBB+	0.800% due 4/3/23(a)	1,500,300
			Nissan Motor Acceptance Corp., Senior Unsecured Notes:
200,000		BBB-	0.817% (3-Month USD-LIBOR + 0.630%) due 9/21/21(a)(b)	200,195
1,000,000		BBB-	3.650% due 9/21/21(a)	1,009,259
500,000		BBB-	2.650% due 7/13/22	509,508
2,400,000		BBB-	0.883% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	2,404,919
520,000	AUD	BBB+	Volkswagen Financial Services Australia Pty Ltd., Company Guaranteed Notes, 1.337% (3-Month Australian Bank Bill + 1.300%) due 9/14/22(b)	404,713
4,000,000	CAD	BBB+	VW Credit Canada Inc., (Restricted, cost - $3,234,910, acquired 3/5/21), Company Guaranteed Notes, 2.650% due 6/27/22(c)	3,384,871

			Total Auto Manufacturers	20,297,103

Banks - 13.9%
1,000,000		A1(d)	ABN AMRO Bank NV, Senior Unsecured Notes, 0.990% (3-Month USD-LIBOR + 0.800%) due 7/19/22(b)	1,007,330
700,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 2.550% due 9/9/22	715,482
800,000		A-	Banco Santander Chile, Senior Unsecured Notes, 1.335% (3-Month USD-LIBOR + 1.200%) due 11/28/21(b)	802,489
3,500,000	CAD	A-	Bank of America Corp., (Restricted, cost - $1,933,841, acquired 10/5/20), Senior Unsecured Notes, 2.604% (3-Month Canadian Bank Bill + 1.125%) due 3/15/23(b)(c)	2,946,536
			Barclays PLC, Senior Unsecured Notes:
300,000		BBB	1.586% (3-Month USD-LIBOR + 1.430%) due 2/15/23(b)	302,363
500,000		BBB	1.536% (3-Month USD-LIBOR + 1.380%) due 5/16/24(b)	509,285
704,000		BB+	CIT Group Inc., Senior Unsecured Notes, 5.000% due 8/15/22	740,080
			Citigroup Inc., Senior Unsecured Notes:
1,500,000		BBB+	1.126% (3-Month USD-LIBOR + 0.950%) due 7/24/23(b)	1,512,540
2,100,000		BBB+	1.565% (3-Month USD-LIBOR + 1.430%) due 9/1/23(b)	2,131,586
500,000		BBB+	1.256% (3-Month USD-LIBOR + 1.100%) due 5/17/24(b)	507,903

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.3% - (continued)
Banks - 13.9% - (continued)
$300,000		BBB+	1.158% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	$304,265
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 1.237% (3-Month USD-LIBOR + 1.050%) due 3/22/24(b)	1,012,457
			Credit Suisse Group AG, Senior Unsecured Notes:
1,750,000		BBB+	1.424% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)	1,776,406
2,000,000		BBB+	1.424% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)(b)	2,030,178
			Danske Bank AS, Senior Unsecured Notes:
500,000		BBB+	1.244% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)	505,937
1,000,000		BBB+	3.875% due 9/12/23(a)	1,068,495
2,631,000		BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(b)	2,645,524
300,000		A3(d)	Deutsche Bank AG, (Restricted, cost - $300,399, acquired 5/26/21), Senior Unsecured Notes, 0.898% due 5/28/24(c)	300,494
1,500,000		AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 1.134% (3-Month USD-LIBOR + 0.950%) due 4/16/22(b)	1,507,898
700,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 0.441% (SOFR + 0.430%) due 3/8/23(b)	700,801
1,000,000	CAD	BBB+	Goldman Sachs Group Inc. (The), (Restricted, cost - $754,909, acquired 10/5/20), Senior Unsecured Notes, 0.975% (3-Month Canadian Bank Bill + 0.540%) due 7/27/22(b)(c)	828,955
5,900,000		A-	HSBC Holdings PLC, Senior Unsecured Notes, 1.407% (3-Month USD-LIBOR + 1.230%) due 3/11/25(b)	6,022,621
900,000		A-	ING Groep NV, Senior Unsecured Notes, 1.020% (SOFR + 1.010%) due 4/1/27(b)	908,251
3,900,000		A-	JPMorgan Chase & Co., Senior Unsecured Notes, 1.063% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	3,950,238
			KEB Hana Bank, Senior Unsecured Notes:
1,000,000		A+	3.375% due 1/30/22	1,019,120
400,000		A+	1.059% (3-Month USD-LIBOR + 0.875%) due 9/14/22(b)	402,224
			Mizuho Financial Group Inc., Senior Unsecured Notes:
2,900,000		A-	1.034% (3-Month USD-LIBOR + 0.850%) due 9/13/23(b)	2,920,771
1,500,000		A-	0.777% (3-Month USD-LIBOR + 0.630%) due 5/25/24(b)	1,508,314
300,000		BBB	Natwest Group PLC, Senior Unsecured Notes, 1.751% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	306,694
1,200,000		A	Nordea Bank Abp, Senior Unsecured Notes, 1.075% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,215,246
			QNB Finance Ltd., Company Guaranteed Notes:
1,000,000		Aa3(d)	1.760% (3-Month USD-LIBOR + 1.570%) due 7/18/21(b)	1,002,352
1,000,000		A	1.176% (3-Month USD-LIBOR + 1.000%) due 5/2/22(b)	1,003,987
500,000	AUD	A	1.792% (3-Month Australian Bank Bill + 1.750%) due 2/1/23(b)	390,228
800,000		Aa3(d)	QNB Finance Ltd., (Restricted, cost - $808,304, acquired 6/20/19), Senior Unsecured Notes, 1.496% (3-Month USD-LIBOR + 1.320%) due 12/6/21(b)(c)	802,893
2,000,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.450% due 12/3/21	2,034,810
800,000		A	Santander UK PLC, Senior Unsecured Notes, 0.811% (3-Month USD-LIBOR + 0.620%) due 6/1/21(b)	800,000
			Standard Chartered PLC, Senior Unsecured Notes:
600,000		BBB+	1.338% (3-Month USD-LIBOR + 1.150%) due 1/20/23(a)(b)	603,401
1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,837,116
5,100,000	AUD	A+	UBS AG, Senior Unsecured Notes, 0.910% (3-Month Australian Bank Bill + 0.870%) due 7/30/25(b)	3,979,986
200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $153,473, acquired 10/6/20), Senior Unsecured Notes, 2.094% due 4/25/22(c)	167,991
5,200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $2,472,671, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(c)	4,461,070
1,000,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(c)	873,183

			Total Banks	60,067,500

Commercial Services - 1.2%
			Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
1,000,000		A1(d)	1.034% (3-Month USD-LIBOR + 0.850%) due 9/14/21(b)	1,002,078
1,200,000		A1(d)	2.567% due 11/2/21	1,210,725
3,000,000		A1(d)	0.994% (3-Month USD-LIBOR + 0.810%) due 3/3/22(b)	3,012,135

			Total Commercial Services	5,224,938

Diversified Financial Services - 4.4%
			AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
300,000		BBB	5.000% due 10/1/21	304,429
500,000		BBB	4.450% due 12/16/21	509,062
600,000		BBB	4.625% due 7/1/22	625,952
500,000		BBB-	Ally Financial Inc., Senior Unsecured Notes, 4.125% due 2/13/22	512,975
			Aviation Capital Group LLC, Senior Unsecured Notes:
500,000		BBB-	1.141% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	500,000

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.3% - (continued)
Diversified Financial Services - 4.4% - (continued)
$ 2,000,000		BBB-	0.856% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	$1,999,543
500,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.500% due 1/15/23(a)	530,789
			BOC Aviation Ltd., Senior Unsecured Notes:
1,200,000		A-	3.000% due 5/23/22	1,219,458
500,000		A-	2.750% due 9/18/22	510,277
200,000		A-	2.750% due 9/18/22(a)	204,111
600,000		A-	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	604,436
1,300,000		BBB	International Lease Finance Corp., Senior Unsecured Notes, 8.625% due 1/15/22	1,362,818
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	842,711
500,000		Baa2(d)	Mirae Asset Securities Co., Ltd., Senior Unsecured Notes, 4.125% due 11/7/21	506,491
500,000		A-	Mitsubishi HC Capital Inc., Senior Unsecured Notes, 2.652% due 9/19/22(a)	512,664
			Nomura Holdings Inc., Senior Unsecured Notes:
2,400,000		BBB+	2.648% due 1/16/25	2,521,573
1,100,000		BBB+	1.851% due 7/16/25	1,120,186
			ORIX Corp., Senior Unsecured Notes:
200,000		A-	3.200% due 1/19/22	202,852
400,000		A-	2.900% due 7/18/22	410,958
			Park Aerospace Holdings Ltd., Company Guaranteed Notes:
1,300,000		BBB-	5.250% due 8/15/22(a)	1,367,063
1,000,000		BBB-	4.500% due 3/15/23(a)	1,049,518
1,800,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 2.850% due 7/25/22	1,843,842

			Total Diversified Financial Services	19,261,708

Electric - 1.3%
400,000		BBB	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	447,668
400,000	AUD	Aa2(d)	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 1.010% (3-Month Australian Bank Bill + 0.970%) due 10/30/24(b)	311,788
			Pacific Gas & Electric Co., 1st Mortgage Notes:
1,300,000		BBB-	1.670% (3-Month USD-LIBOR + 1.480%) due 6/16/22(b)	1,300,629
1,000,000		BBB-	1.750% due 6/16/22	1,000,073
1,400,000		Baa3(d)	4.250% due 8/1/23	1,485,524
500,000		BBB-	3.850% due 11/15/23	528,334
300,000		BBB-	3.750% due 2/15/24	315,856
100,000		BBB-	3.400% due 8/15/24	105,272

			Total Electric	5,495,144

Electronics - 0.1%
300,000		BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	306,174

Engineering & Construction - 0.0%
200,000		BBB+	Heathrow Funding Ltd., Senior Secured Notes, 4.875% due 7/15/21	200,975

Food - 0.1%
300,000		BB+	Kraft Heinz Foods Co., Company Guaranteed Notes, 0.982% (3-Month USD-LIBOR + 0.820%) due 8/10/22(b)	299,963

Holding Companies - Diversified - 0.3%
1,250,000		A	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22	1,272,566

Home Builders - 0.2%
			Lennar Corp., Company Guaranteed Notes:
700,000		BB+	4.125% due 1/15/22	708,684
200,000		BB+	5.375% due 10/1/22	211,780

			Total Home Builders	920,464

Insurance - 0.2%
400,000		A-	GA Global Funding Trust, Secured Notes, 1.625% due 1/15/26(a)	405,429
400,000		NR	Pacific Life Global Funding II, Secured Notes, 0.630% (SOFR + 0.620%) due 6/4/26(a)(b)	401,100

			Total Insurance	806,529

Lodging - 0.4%
500,000		BBB-	Marriott International Inc., Senior Unsecured Notes, 3.125% due 10/15/21	501,629
1,300,000		B+	MGM Resorts International, Company Guaranteed Notes, 7.750% due 3/15/22	1,362,426

			Total Lodging	1,864,055

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.3% - (continued)
Machinery - Diversified - 0.2%
$700,000		BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 3.875% due 10/15/21	$708,732
Media - 0.7%
3,000,000		BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 1.826% (3-Month USD-LIBOR + 1.650%) due 2/1/24(b)	3,086,430

Oil & Gas - 1.3%
1,300,000		A-	BP Capital Markets America Inc., Company Guaranteed Notes, 0.840% (3-Month USD-LIBOR + 0.650%) due 9/19/22(b)	1,306,324
2,855,000		BB-	Occidental Petroleum Corp., Senior Unsecured Notes, 1.606% (3-Month USD-LIBOR + 1.450%) due 8/15/22(b)	2,834,482
400,000		BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	412,817
1,300,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 1.334% (3-Month USD-LIBOR + 1.150%) due 9/15/23(b)	1,302,961

			Total Oil & Gas	5,856,584

Packaging & Containers - 0.3%
1,114,000		BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	1,178,740

Pipelines - 0.2%
600,000		BBB-	Energy Transfer LP/Regency Energy Finance Corp., Senior Unsecured Notes, 5.000% due 10/1/22	627,729
400,000		BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 6.250% due 3/15/22	412,207

			Total Pipelines	1,039,936

Semiconductors - 0.1%
300,000		BBB	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 3.875% due 9/1/22(a)	312,116

Telecommunications - 2.2%
3,300,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 1.279% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(b)	2,572,900
1,000,000	CAD	BBB	AT&T Inc., (Restricted, cost - $794,831, acquired 10/5/20), Senior Unsecured Notes, 2.850% due 5/25/24(c)	867,704
400,000		BB	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	406,672
5,400,000	AUD	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 1.259% (3-Month Australian Bank Bill + 1.220%) due 2/17/23(b)	4,203,111
1,780,000	AUD	BBB	Vodafone Group PLC, Senior Unsecured Notes, 1.087% (3-Month Australian Bank Bill + 1.050%) due 12/13/22(b)	1,380,349

			Total Telecommunications	9,430,736

Trucking & Leasing - 0.6%
800,000		BBB	GATX Corp., Senior Unsecured Notes, 0.896% (3-Month USD-LIBOR + 0.720%) due 11/5/21(b)	801,774
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
300,000		A-	2.650% due 7/15/21	300,479
200,000		A-	2.650% due 7/15/21(a)	200,320
400,000		A-	3.000% due 7/15/22	409,207
700,000		A-	3.550% due 4/15/24(a)	744,590

			Total Trucking & Leasing	2,456,370

			TOTAL CORPORATE BONDS & NOTES (Cost - $146,798,735)	148,535,109

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.1%
1,328,639		Aaa(d)	A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(a)	1,334,288
513,798		B-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 0.872% (1-Month USD-LIBOR + 0.780%) due 4/25/34(b)	506,925
968,076		Aaa(d)	ACRES Commercial Realty Corp., Series 2020-RSO9, Class A, 2.601% (1-Month USD-LIBOR + 2.500%) due 4/17/37(a)(b)	969,718
200,000		Aaa(d)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 1.166% (3-Month USD-LIBOR + 0.980%) due 4/14/29(a)(b)	200,066
2,000,000		Aaa(d)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 1.234% (3-Month USD-LIBOR + 1.050%) due 7/15/30(a)(b)	2,001,260
293,635		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 1.058% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	293,640
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1.051% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	700,991
1,693,206	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 0.949% (Sterling Overnight Index Average + 0.900%) due 9/20/48(a)(b)	2,410,339
1,200,000	EUR	Aaa(d)	Bain Capital Euro CLO DAC, Series 2018-2A, Class AR, 0.740% (3-Month EURIBOR + 0.740%) due 1/20/32(a)(b)	1,463,542
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 1.301% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	500,760
400,000		Aaa(d)	Series 2019-RLJ, Class A, 1.151% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	399,478
266,246		Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.151% (1-Month USD-LIBOR + 1.050%) due 9/15/36(a)(b)	266,338
73,476		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	73,974
608,397		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 0.500% (1-Month USD-LIBOR + 0.500%) due 9/25/34)(b)	587,314
177,195		B3(d)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 1.442% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	177,041

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.1% - (continued)
$ 1,000,000	EUR	AAA	Black Diamond CLO Ltd., Series 2017-2A, Class A1, 0.860% (3-Month EURIBOR + 0.860%) due 1/20/32(a)(b)	$1,220,480
220,237		Aaa(d)	Brass NO 8 PLC, Series 8A, Class A1, 0.856% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	221,412
1,500,000		Aaa(d)	BXMT Ltd., Series 2020-FL3, Class A, 1.501% (1-Month USD-LIBOR + 1.400%) due 3/15/37(a)(b)	1,505,161
1,000,000	GBP	Aaa(d)	Canterbury Finance No 1 PLC, Series 1, Class A2, 1.399% (Sterling Overnight Index Average + 1.350%) due 5/16/56(b)	1,436,614
600,000		AAA	Cathedral Lake CLO Ltd., Series 2015-2A, Class A1RR, 1.034% (3-Month USD-LIBOR + 0.850%) due 7/16/29(a)(b)	600,338
322,682		AA+	CD Mortgage Trust, Series 2006-CD3, Class AM, 5.648% due 10/15/48	331,874
1,800,000		NR	CIFC Funding 2017-IV Ltd., Series 2017-4A, Class A1R, zero coupon (3-Month USD-LIBOR + 0.950%) due 10/24/30(a)(b)	1,800,900
			Citigroup Mortgage Loan Trust:
574,712		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)	580,317
247,135		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(a)	248,393
1,960,201	CAD	Aaa(d)	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A1, 0.386% due 3/15/24(a)	1,623,725
610,078		AAA(e)	COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.255% due 9/25/65(a)(b)	613,060
31,518		Aaa(d)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 0.728% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	31,519
1,000,000		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)(f)	1,002,181
914,023		NR	Credit Suisse Mortgage Capital Trust, Series 2019-RPL9, Class A1, 2.986% due 10/27/59(a)(b)	922,823
252,329		NR	CSMC Trust, Series 2019-RPL8, Class A1, 3.322% due 10/25/58(a)(b)	254,410
304,909		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 0.947% (1-Month USD-LIBOR + 0.855%) due 8/25/34(b)	304,289
662,120	EUR	Aaa(d)	Dilosk RMBS No. 2 DAC, Series 2, Class A, 0.210% (0.750% - 3-Month EURIBOR) due 12/20/57(g)	810,074
271,615		AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.088% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	271,891
600,000		AAA	Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, 1.204% (3-Month USD-LIBOR + 1.020%) due 4/15/29(a)(b)	600,427
1,300,000	EUR	AAA	Dryden Leveraged Loan CDO, Series 2017-27A, Class AR, 0.660% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	1,587,728
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
945,250		NR	Series 4344, Class FA, 0.565% (1-Month USD-LIBOR + 0.450%) due 12/15/37(b)	944,563
1,263,202		NR	Series 4351, Class FA, 0.565% (1-Month USD-LIBOR + 0.450%) due 5/15/38(b)	1,257,935
2,309,373		NR	Series 4906, Class WF, 0.515% (1-Month USD-LIBOR + 0.400%) due 12/15/38(b)	2,345,181
1,406,446		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 0.392% (1-Month USD-LIBOR + 0.300%) due 1/25/48(b)	1,410,700
192,916		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 0.917% (1-Month USD-LIBOR + 0.825%) due 8/25/34(b)	191,822
			Finsbury Square PLC:
995,143	GBP	AAA(e)	Series 2019-1, Class A, 1.048% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(b)	1,417,369
2,271,337	GBP	AAA(e)	Series 2020-1A, Class A, 0.849% (Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	3,236,984
9,354		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 0.898% (1-Month USD-LIBOR + 0.800%) due 8/19/34(b)	9,362
700,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 0.701% (1-Month USD-LIBOR + 0.600%) due 9/15/24(b)	705,098
377,159		BB	Fremont Home Loan Trust, Series 2005-A, Class M3, 0.827% (1-Month USD-LIBOR + 0.735%) due 1/25/35(b)	374,972
			GLG Euro CLO:
3,600,000	EUR	Aaa(d)	Series 5A, Class A1R, 0.690% (3-Month EURIBOR + 0.690%) due 12/15/31(a)(b)	4,384,346
250,000	EUR	AAA	Series 6A, Class A, 0.900% (3-Month EURIBOR + 0.900%) due 10/15/32(a)(b)	305,116
1,600,000		AAA	GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A1, 3.500% due 9/15/23(a)	1,615,662
300,000	EUR	AAA	GoldentTree Loan Management EUR CLO 4 DAC, Series 4A, Class A, 1.550% (3-Month EURIBOR + 1.550%) due 7/20/31(a)(b)	367,039
82,512		Aaa(d)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 0.660% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	82,636
			Government National Mortgage Association (GNMA):
1,983,621		NR	Series 2016-H06, Class FD, 1.030% (1-Month USD-LIBOR + 0.920%) due 7/20/65(b)	2,024,183
138,320		NR	Series 2016-H11, Class F, 0.910% (1-Month USD-LIBOR + 0.800%) due 5/20/66(b)	140,847
1,606,216		NR	Series 2017-H15, Class FE, 1.438% (1-Year USD-LIBOR + 0.800%) due 7/20/67(b)	1,636,120
160,939		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	169,148
113,881		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	120,002
1,000,000		Aaa(d)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 1.281% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	1,001,746
267,623		Aaa(d)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	277,375
2,236,605		AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	2,280,403
1,600,000	EUR	Aaa(d)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 0.640% (3-Month EURIBOR + 0.640%) due 10/15/31(a)(b)	1,954,370
500,000	EUR	Aaa(d)	Harvest CLO XXI DAC, Series 2021-A, Class A1R, 0.760% (3-Month EURIBOR + 0.760%) due 7/15/31(a)(b)	609,920
3,144,288	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.099% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	4,484,927
400,000	EUR	AAA	Hayfin Emerald CLO IV DAC, Series 41, Class A, 1.450% (3-Month EURIBOR + 1.450%) due 2/15/33(a)(b)	489,520
350,303		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(a)(b)	353,203

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.1% - (continued)
$113,611		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 0.732% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	$115,904
			JP Morgan Chase Commercial Mortgage Securities Trust:
224,073		AAA(e)	Series 2018-LAQ, Class A, 1.101% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	224,544
354,951		A-	Series 2019-FL12, Class A, 1.551% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	352,614
1,972,600	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.252% (0.800% - 3-Month EURIBOR) due 12/15/29(a)(g)	2,401,654
500,000		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 0.920% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)	500,935
1,700,000	EUR	Aaa(d)	Laurelin DAC, Series 2016-1A, Class ARR, 0.720% (3-Month EURIBOR + 0.720%) due 10/20/31(a)(b)	2,073,756
			Legacy Mortgage Asset Trust:
382,998		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(a)	386,702
249,653		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(a)	251,443
262,615	GBP	Aaa(d)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 0.936% (3-Month GBP-LIBOR + 0.850%) due 11/15/49(b)	373,694
179,460		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 1.518% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	179,703
402,889		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 1.019% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	402,991
209,782		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 0.792% (1-Month USD-LIBOR + 0.700%) due 9/25/34(b)	206,169
			MF1 Ltd.:
1,878,734		Aaa(d)	Series 2019-FL2, Class A, 1.222% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	1,882,873
800,000		Aaa(d)	Series 2020-FL3, Class A, 2.151% (1-Month USD-LIBOR + 2.050%) due 7/15/35(a)(b)	807,760
1,100,000		Aaa(d)	Series 2020-FL4, Class A, 1.801% (1-Month USD-LIBOR + 1.700%) due 11/15/35(a)(b)	1,110,977
1,800,000		Aaa(d)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 0.951% (1-Month USD-LIBOR + 0.850%) due 7/15/36(a)(b)	1,802,817
			MFA Trust:
668,243		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	675,073
808,423		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	813,282
2,000,000		AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, zero coupon (3-Month USD-LIBOR + 1.030%) due 1/29/30(a)(b)	2,001,168
			Mill City Mortgage Loan Trust:
1,047,707		Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	1,089,711
895,779		AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	902,071
543,356		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 0.992% (1-Month USD-LIBOR + 0.900%) due 5/25/34(b)(h)	540,781
800,000		Aaa(d)	Mountain View CLO LLC, Series 2017-1A, Class AR, 1.274% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	799,990
1,278,072		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.008% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,278,337
1,600,000		Aaa(d)	Mountain View CLO XIV Ltd., Series 2019-1A, Class A1, 1.298% (3-Month USD-LIBOR + 1.120%) due 4/15/29(a)(b)	1,602,321
			New Residential Mortgage Loan Trust:
293,504		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	320,392
107,224		AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	112,639
2,425,489		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	2,542,059
2,251,760		Aaa(d)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	2,340,295
292,546		BBB+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 0.752% (1-Month USD-LIBOR + 0.660%) due 1/25/36(b)	291,319
			OCP CLO Ltd.:
233,076		AAA	Series 2015-9A, Class A1R, 0.984% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	233,133
324,719		AAA	Series 2015-10A, Class A1R, 0.996% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	324,599
208,145		AAA(e)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 1.006% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	208,295
427,086		AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 0.306% (3-Month USD-LIBOR + 0.130%) due 10/25/36(b)	422,500
1,241,224		Aaa(d)	PFP Ltd., Series 2019-6, Class A, 1.148% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	1,234,616
			PFS Financing Corp.:
1,200,000		AAA	Series 2019-A, Class A1, 0.651% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,204,164
400,000		AAA	Series 2020-F, Class A, 0.930% due 8/15/24(a)	402,419
193,197		NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	193,613
288,792	GBP	AAA	Residential Mortgage Securities 31 PLC, Series 2031, Class A, 1.284% (3-Month GBP-LIBOR + 1.200%) due 9/20/65(b)	410,777
1,830,258	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 2032, Class A, 1.299% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	2,629,883
			Ripon Mortgages PLC:
731,946	GBP	AAA	Series 1X, Class A1, 0.881% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(b)	1,041,627
2,195,837	GBP	AAA	Series 1A, Class A1, 0.881% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)(b)	3,124,879
351,441	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 0.780% (3-Month GBP-LIBOR + 0.700%) due 6/12/46(b)	498,705

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.1% - (continued)
			Silverstone Master Issuer PLC:
$127,000		AAA	Series 2019-1A, Class 1A, 0.756% (3-Month USD-LIBOR + 0.570%) due 1/21/70(a)(b)	$127,171
528,000	GBP	AAA	Series 2019-1A, Class 2A, 0.799% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	757,333
159,659		Aaa(d)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 1.078% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	159,846
843,875		Aaa(d)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 1.238% (3-Month USD-LIBOR + 1.050%) due 10/20/28(a)(b)	844,307
1,969,147		Aaa(d)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 1.163% (3-Month USD-LIBOR + 0.990%) due 1/23/29(a)(b)	1,968,535
892,860		B	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.767% (1-Month USD-LIBOR + 0.675%) due 6/25/35(b)	891,190
193,454		NR	Stanwich Mortgage Loan Co. LLC, Series 2019-NPB1, Class A1, step bond to yield, 3.375% due 8/15/24(a)	194,632
486,218	GBP	AAA	Stratton Mortgage Funding PLC, Series 2021-2A, Class A, 0.948% (Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(b)	692,870
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1.006% (1-Month USD-LIBOR + 0.900%) due 11/11/34(a)(b)	1,213,564
1,035,228	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.949% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,473,938
2,789,700	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.949% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	3,980,644
517,016	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 1.111% (3-Month GBP-LIBOR + 1.025%) due 10/20/51(b)	738,727
			Towd Point Mortgage Trust:
507,586		Aaa(d)	Series 2017-5, Class A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	507,840
630,819		AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	668,038
418,739		Aaa(d)	Series 2019-HY2, Class A1, 1.092% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	422,630
482,567		Aaa(d)	Series 2019-HY3, Class A1A, 1.092% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	487,182
1,109,754		AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	1,143,741
3,086,786		AAA(e)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(b)	3,131,075
1,700,000	GBP	AAA	Trinity Square PLC, Series 2021-1A, Class A, zero coupon (Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(b)	2,417,494
1,000,000		NR	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, zero coupon (3-Month USD-LIBOR + 1.130%) due 4/20/32(a)(b)	1,000,608
677,884		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.064% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	677,901
600,000		Aaa(d)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, 1.288% (3-Month USD-LIBOR + 1.100%) due 1/20/29(a)(b)	600,298
388,456		Aaa(d)	VMC Finance LLC, Series 2019-FL3, Class A, 1.201% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	388,695
556,974		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.672% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	557,167
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(d)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(b)	426,871
500,000		AAA	Series 2017-HSDB, Class A, 0.944% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	493,063
			WFRBS Commercial Mortgage Trust:
1,347,536		Aaa(d)	Series 2012-C7, Class AFL, 1.301% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,345,804
829,131		Aaa(d)	Series 2012-C10, Class AFL, 0.891% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	831,092

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $126,618,799)	130,499,279

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 19.8%
U.S. GOVERNMENT AGENCIES - 10.7%
			Federal Home Loan Banks:
3,200,000		AA+	0.750% due 2/24/26	3,187,545
3,400,000		AA+	0.960% due 3/5/26	3,400,034
900,000		AA+	1.000% due 3/23/26	900,037
1,000,000		AA+	1.070% due 5/28/26	1,000,020
4,600,000		AA+	0.830% due 2/10/27	4,560,367
3,900,000		AA+	0.850% due 2/17/27	3,857,660
5,500,000		AA+	1.020% due 2/24/27	5,500,705
5,000,000		AA+	0.900% due 2/26/27	4,960,346
3,400,000		AA+	0.920% due 2/26/27	3,368,977
3,700,000		AA+	1.115% due 2/26/27	3,693,248
			Federal Home Loan Mortgage Corp.:
3,000,000		Aaa(d)	0.600% due 10/15/25	2,986,678
5,000,000		Aaa(d)	0.800% due 10/28/26	4,957,856
4,000,000		AA+	Federal National Mortgage Association, 0.875% due 12/18/26	3,986,041

			TOTAL U.S. GOVERNMENT AGENCIES	46,359,514

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 19.8% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 9.1%
			U.S. Treasury Notes:
$ 34,000,000			0.125% due 4/30/23	$33,992,031
5,600,000			0.750% due 1/31/28	5,439,765

			TOTAL U.S. GOVERNMENT OBLIGATIONS	39,431,796

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $86,081,429)	85,791,310

ASSET-BACKED SECURITIES - 4.9%
Automobiles - 0.8%
113,427		AAA	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540% due 4/15/24(a)	113,605
76,445		AAA	Flagship Credit Auto Trust, Series 2019-2, Class A, 2.830% due 10/16/23(a)	77,038
			Ford Auto Securitization Trust:
678,230	CAD	Aaa(d)	Series 2020-AA, Class A1, 0.516% due 8/15/22(a)	561,870
1,900,000	CAD	Aaa(d)	Series 2020-AA, Class A2, 0.887% due 8/15/24(a)	1,579,667
761,174		AAA	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class A, 0.690% due 10/16/23(a)	762,448
603,596	CAD	Aaa(d)	GMF Canada Leasing Trust, Series 2020-1A, Class A1, 0.561% due 7/20/22(a)	500,046

			Total Automobiles	3,594,674

Credit Cards - 0.9%
793,144		NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 1.661% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	792,448
3,000,000		Aaa(d)	Master Credit Card Trust II, Series 2018-1A, Class A, 0.587% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,017,844

			Total Credit Cards	3,810,292

Student Loans - 3.2%
			ECMC Group Student Loan Trust:
606,467		Aaa(d)	Series 2017-2A, Class A, 1.142% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	620,347
508,318		Aaa(d)	Series 2018-1A, Class A, 0.842% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	511,364
795,644		Aaa(d)	Series 2019-1A, Class A1B, 1.092% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	807,817
159,222		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 1.026% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	159,836
55,836		Aaa(d)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	56,959
			Navient Private Education Refi Loan Trust:
248,184		AAA	Series 2020-A, Class A1, 0.451% (1-Month USD-LIBOR + 0.350%) due 11/15/68(a)(b)	248,219
438,351		AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	441,184
			Navient Student Loan Trust:
714,902		AAA	Series 2018-1A, Class A2, 0.442% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	714,385
1,286,987		AAA	Series 2018-2A, Class A2, 0.472% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	1,286,722
			Nelnet Student Loan Trust:
1,034,850		AA+	Series 2017-3A, Class A, 0.942% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,035,759
1,185,608		AA+	Series 2019-2A, Class A, 0.992% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,204,743
1,041,966		AA+	Series 2019-3A, Class A, 0.892% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	1,039,848
			SLC Student Loan Trust:
522,243		AAA	Series 2006-1, Class A5, 0.294% (3-Month USD-LIBOR + 0.110%) due 3/15/27(b)	521,115
495,172		AAA	Series 2007-1, Class A4, 0.216% (3-Month USD-LIBOR + 0.060%) due 5/15/29(b)	492,258
			SLM Student Loan Trust:
104,017		AAA	Series 2003-10A, Class A3, 0.654% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	104,053
840,027		AAA	Series 2004-10, Class A7B, 0.776% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	841,711
681,118		AAA	Series 2005-5, Class A4, 0.316% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	677,810
432,445		B	Series 2008-5, Class A4, 1.876% (3-Month USD-LIBOR + 1.700%) due 7/25/23(b)	438,013
649,755		B	Series 2008-7, Class A4, 1.076% (3-Month USD-LIBOR + 0.900%) due 7/25/23(b)	644,507
100,209		B	Series 2008-8, Class A4, 1.676% (3-Month USD-LIBOR + 1.500%) due 4/25/23(b)	100,887
			SMB Private Education Loan Trust:
350,595		AAA	Series 2015-B, Class A2B, 1.301% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	351,883
226,485		AAA	Series 2020-PTA, Class A1, 0.392% (1-Month USD-LIBOR + 0.300%) due 9/15/54(a)(b)	226,474
500,000		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	507,502
702,423		AA+	Utah State Board of Regents, Series 2017-1, Class A, 0.842% (1-Month USD-LIBOR + 0.750%) due 1/25/57(b)	701,491

			Total Student Loans	13,734,887

			TOTAL ASSET-BACKED SECURITIES (Cost - $20,825,583)	21,139,853

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 1.7%
India - 0.4%
$ 1,900,000		Baa3(d)	Export-Import Bank of India, 1.149% (3-Month USD-LIBOR + 1.000%) due 8/21/22(b)	$1,905,377
Saudi Arabia - 0.1%
400,000		A1(d)	Saudi Government International Bonds, 2.375% due 10/26/21	403,396

South Korea - 0.3%
1,500,000		AA	Export-Import Bank of Korea, 1.051% (3-Month USD-LIBOR + 0.875%) due 1/25/22(b)	1,506,883

Supranational - 0.9%
3,800,000		AAA	International Bank for Reconstruction & Development, 0.850% due 2/10/27	3,732,544

			TOTAL SOVEREIGN BONDS (Cost - $7,620,504)	7,548,200

MORTGAGE-BACKED SECURITIES - 0.5%
FHLMC - 0.5%
1,932,404			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49 (Cost - $2,027,213)	2,063,692

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $389,972,263)	395,577,443

SHORT-TERM INVESTMENTS - 46.4%
COMMERCIAL PAPER - 0.3%
1,200,000			Conagra Brands Inc., 0.230% due 6/1/21(a)(i) (Cost - $1,200,000)	1,200,000

CORPORATE BOND - 0.1%
500,000		BBB-	Pacific Gas & Electric Co., 1.506% (3-Month USD-LIBOR + 1.375%) due 11/15/21(b) (Cost - $500,670)	500,670

REPURCHASE AGREEMENT - 0.7%
3,000,000			Nomura Securities, repurchase agreement dated 05/28/21, 4.375% due 6/1/21, Proceeds at maturity - $3,000,000; (Fully collateralized by U.S. Treasury Inflation Indexed Bonds, 1.950%, due 11/15/39; Market Valued - $3,069,515) (Cost - $3,000,000)	3,000,000

TIME DEPOSITS - 2.3%
			BBH - Grand Cayman:
2,583	DKK		(0.550)% due 5/31/21	424
642	AUD		(0.200)% due 5/31/21	495
6,087	NZD		0.005% due 5/31/21	4,411
184,289	CAD		0.010% due 5/31/21	152,620
			BNP Paribas - Paris:
1,812	EUR		(0.780)% due 5/31/21	2,209
7,620,650			0.005% due 6/1/21	7,620,650
463	GBP		Citibank - London, 0.005% due 6/1/21	658
			Sumitomo Mitsui Banking Corp. - Tokyo:
38,329	JPY		(0.310)% due 5/31/21	349
2,400,798			0.005% due 6/1/21	2,400,798

			TOTAL TIME DEPOSITS (Cost - $10,182,614)	10,182,614

U.S. GOVERNMENT OBLIGATIONS - 43.0%
8,600,000			U.S. Cash Management Bills, 0.025% due 8/24/21(i)(j)	8,599,498
			U.S. Treasury Bills:
61,000			0.003% due 6/22/21(i)(j)	61,000

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SHORT-TERM INVESTMENTS - 46.4% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 43.0% - (continued)
$160,462,000		0.010% due 6/29/21(i)(j)	$160,461,682
17,000,000		0.040% due 9/30/21(i)(j)	16,997,715

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $186,119,895)	186,119,895

		TOTAL SHORT-TERM INVESTMENTS (Cost - $201,003,179)	201,003,179

		TOTAL INVESTMENTS - 137.7% (Cost - $590,975,442)	596,580,622

		Liabilities in Excess of Other Assets - (37.7)%	(163,384,386)

		TOTAL NET ASSETS - 100.0%	$433,196,236

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to $150,628,679 and represents 34.8% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at May 28, 2021, amounts to $14,633,697 and represents 3.4% of net assets.
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)	Illiquid security.
(g)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 28, 2021.
(h)	Affiliated security. As of May 28, 2021, total cost and total market value of affiliated securities amounted to $540,925 and $540,781, respectively.

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 28, 2021
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.018% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$578,232	$—	$(45,563)	$214	$7,672	$226	$4,465	$540,781

(i)	Rate shown represents yield-to-maturity.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

At May 28, 2021, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$590,975,442	$7,207,349	$(3,249,074)	$3,958,275

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	24.9%
Collateralized Mortgage Obligations	21.9
U.S. Government Agencies & Obligations	14.4
Asset-Backed Securities	3.5
Sovereign Bonds	1.3
Mortgage-Backed Securities	0.3
Short-Term Investments	33.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 28, 2021, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Bank Accept December Futures	135	12/22	$27,705,331	$27,668,012	$(37,319)
Bank Accept March Futures	258	3/23	53,059,648	52,777,826	(281,822)

					(319,141)

Contracts to Sell:
U.S. Treasury 2-Year Note September Futures	68	9/21	15,003,031	15,009,937	(6,906)
U.S. Treasury 5-Year Note September Futures	600	9/21	74,165,625	74,310,938	(145,313)
U.S. Ultra Long Bond September Futures	146	9/21	21,075,328	21,163,156	(87,828)

					(240,047)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(559,188)

At May 28, 2021, Ultra-Short Term Fixed Income Fund had deposited cash of $1,043,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 28, 2021, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	12,754,714	USD	9,910,794	BNP	$9,832,610	6/2/21	$(78,184)
British Pound	319,000	USD	453,128	HSBC	452,725	6/2/21	(403)
British Pound	311,000	USD	440,468	JPM	441,371	6/2/21	903
British Pound	21,704,000	USD	30,775,632	SCB	30,802,331	6/2/21	26,699
Canadian Dollar	852,000	USD	705,855	MLP	705,590	6/2/21	(265)
Mexican Peso	7,185,000	USD	341,665	HSBC	356,956	9/3/21	15,291

							(35,959)

Contracts to Sell:
Australian Dollar	3,435,000	USD	2,657,235	BCLY	2,648,041	6/2/21	9,194
Australian Dollar	4,555,000	USD	3,530,977	BNP	3,511,450	6/2/21	19,527
Australian Dollar	405,000	USD	312,562	HSBC	312,214	6/2/21	348
Australian Dollar	1,114,000	USD	860,517	HSBC	858,783	6/2/21	1,734
Australian Dollar	5,331,204	USD	4,128,435	MLP	4,109,826	6/2/21	18,609
Australian Dollar	1,809,000	USD	1,405,195	MLP	1,394,558	6/2/21	10,637
Australian Dollar	525,000	USD	403,871	SCB	404,723	6/2/21	(852)
Australian Dollar	12,754,714	USD	9,912,130	BNP	9,833,922	7/2/21	78,208
British Pound	22,334,000	USD	31,134,032	HSBC	31,696,428	6/2/21	(562,396)
British Pound	21,704,000	USD	30,777,016	SCB	30,803,598	7/2/21	(26,582)
Canadian Dollar	18,680,334	USD	15,185,335	BNP	15,470,255	6/2/21	(284,920)
Canadian Dollar	4,487,676	USD	3,618,567	HSBC	3,716,502	6/2/21	(97,935)
Euro	14,464,000	USD	17,421,522	SCB	17,638,852	6/2/21	(217,330)

							(1,051,758)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(1,087,717)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 252-254 for definitions of ratings.

Schedules of Investments

May 28, 2021@

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 96.1%
United States - 96.1%
686,521	American Beacon AHL Managed Futures Strategy Fund, Class Y	$8,039,163
521,952	BlackRock Event Driven Equity Fund, Institutional Class	5,381,324
413,209	BlackRock Global Long/Short Credit Fund, Institutional Class	4,231,257
513,069	BlackRock Global Long/Short Equity Fund, Institutional Class	6,218,398
415,090	BNY Mellon Global Real Return Fund, Class Y	7,201,816
234,203	Diamond Hill Long/Short Fund, Class I	7,192,362
368,694	Driehaus Event Driven Fund, Common Class	5,390,306
773,240	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	8,119,018
623,900	John Hancock Seaport Long/Short Fund, Class I	8,079,507
349,799	LoCorr Market Trend Fund, Class I	4,442,448
606,016	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	4,399,675
532,849	PIMCO Credit Opportunities Bond Fund, Institutional Class	5,371,119
652,716	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	7,140,718
711,079	Western Asset Macro Opportunities Fund, Class I	8,106,305

	TOTAL INVESTMENTS - 96.1% (Cost - $82,577,787)	89,313,416

	Other Assets in Excess of Liabilities - 3.9%	3,604,739

	TOTAL NET ASSETS - 100.0%	$92,918,155

@	May 28, 2021 represents the last business day of the Fund’s quarterly period.

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

At May 28, 2021, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$82,577,787	$7,527,703	$—	$7,527,703

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$193,082,962	$193,082,962	$—	$—
Consumer Discretionary	262,154,374	262,154,374	—	—
Consumer Staples	94,867,062	94,867,062	—	—
Energy	39,479,109	39,479,109	—	—
Financials	210,806,940	210,806,940	—	—
Health Care	291,524,812	291,524,812	—	—
Industrials	211,692,903	211,692,903	—	—
Information Technology	552,495,442	552,495,442	—	—
Materials	59,806,902	59,806,902	—	—
Real Estate	63,011,454	63,011,454	—	—
Utilities	36,159,451	36,159,451	—	—
Closed End Mutual Fund Security:
Financials	20,410,007	20,410,007	—	—
Short-Term Investments:
Money Market Fund	38,374,784	38,374,784	—	—
Time Deposits	38,026,694	—	38,026,694	—

Total Investments, at Value	$2,111,892,896	$2,073,866,202	$38,026,694	$—

Securities Lending Transactions - Liabilities	$(38,374,784)	$—	$(38,374,784)	$—

Other Financial Instruments - Assets
Futures Contracts	$792,074	$792,074	$—	$—

Total Other Financial Instruments - Assets	$792,074	$792,074	$—	$—

	Total Fair Value at May 28, 2021		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Corporate Bonds & Notes	$1,040,261		$—	$1,040,261	$—
Common Stocks:
Communication Services	16,382,531		16,382,531	—	—
Consumer Discretionary	66,570,448	*	66,570,448	—	—	*
Consumer Staples	27,987,174		27,987,174	—	—
Energy	12,068,820		12,068,820	—	—
Financials	96,602,755		96,602,755	—	—
Health Care	115,327,790	*	115,322,838	4,952	—	*
Industrials	122,885,229		122,885,229	—	—
Information Technology	128,388,535		128,388,535	—	—
Materials	38,020,818	*	38,020,818	—	—	*
Real Estate	42,762,771		42,762,771	—	—
Utilities	21,580,789		21,580,789	—	—
Convertible Preferred Stocks:
Health Care	3,267,369		3,267,369	—	—
Utilities	1,693,547		1,693,547	—	—
Closed End Mutual Fund Securities:
Financials	2,390,506		2,390,506	—	—
Preferred Stocks:
Financials	2,336,717		2,336,717	—	—
Short-Term Investments:
Money Market Fund	77,990,029		77,990,029	—	—
Time Deposits	25,424,022		—	25,424,022	—

Total Investments, at Value	$802,720,111	*	$776,250,876	$26,469,235	$—	*

Securities Lending Transactions - Liabilities	$(77,990,029)		$—	$(77,990,029)	$—

Other Financial Instruments - Assets
Futures Contracts	$74,640		$74,640	$—	$—

Total Other Financial Instruments - Assets	$74,640		$74,640	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(11,112)		$(11,112)	$—	$—

Total Other Financial Instruments - Liabilities	$(11,112)		$(11,112)	$—	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$156,758,833	$236,924	$156,521,909	$—
Germany	125,883,258	—	125,883,258	—
Japan	240,552,666	—	240,552,666	—
Switzerland	158,747,502	2,524,671	156,222,831	—
United Kingdom	195,198,192	831,984	194,366,208	—
Other Countries**	521,081,469	58,862,963	462,218,506	—
Preferred Stocks:
Germany	4,441,914	—	4,441,914	—
Closed End Mutual Fund Security:
United States	1,467,970	1,467,970	—	—
Short-Term Investments:
Convertible Bond	1,300,723	—	1,300,723	—
Money Market Fund	23,456,920	23,456,920	—	—
Time Deposits	40,917,192	—	40,917,192	—

Total Investments, at Value	$1,469,806,639	$87,381,432	$1,382,425,207	$—

Securities Lending Transactions - Liabilities	$(23,456,920)	$—	$(23,456,920)	$—

Other Financial Instruments - Assets
Futures Contracts	$62,948	$62,948	$—	$—

Total Other Financial Instruments - Assets	$62,948	$62,948	$—	$—

	Total Fair Value at May 28, 2021		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$180,404,835	*	$35,755,114	$144,649,721	$—	*
India	64,504,153		8,343,128	56,161,025	—
South Korea	79,454,945		—	79,454,945	—
Taiwan	69,970,350		17,411,720	52,558,630	—
Other Countries**	194,486,820		84,893,922	109,592,878	20
Preferred Stocks:
Brazil	2,478,588		2,478,588	—	—
Chile	125,435		125,435	—	—
Colombia	75,576		75,576	—	—
Russia	100,118		100,118	—	—
South Korea	5,133,517		—	5,133,517	—
Right:
China	1,861		—	1,861	—
Warrants:
Thailand	—	*	—	—	—	*
Corporate Bond & Note
Other Countries**	—	*	—	—	—	*
Short-Term Investments:
Money Market Fund	3,914,304		3,914,304	—	—
Time Deposits	17,464,550		—	17,464,550	—

Total Investments, at Value	$618,115,052	*	$153,097,905	$465,017,127	$20	*

Securities Lending Transactions - Liabilities	$(3,914,304)		$—	$(3,914,304)	$—

Other Financial Instruments - Assets
Futures Contract	$29,902		$29,902	$—	$—

Total Other Financial Instruments - Assets	$29,902		$29,902	$—	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$342,546,556 *	$—	$342,546,556	$—	*
U.S. Government Agencies & Obligations	335,868,617	—	335,868,617	—
Mortgage-Backed Securities	277,673,487	—	277,673,487	—
Collateralized Mortgage Obligations	102,454,352	—	102,454,352	—
Sovereign Bonds	32,985,755	—	32,985,755	—
Senior Loans	19,001,545	—	19,001,545	—
Asset-Backed Securities	10,017,119	—	10,017,119	—
Municipal Bonds	4,397,240	—	4,397,240	—
Purchased Options	127,945 *	57,263	70,682 *	—
Short-Term Investments:
Asset-Backed Security	530,484	—	530,484	—
Time Deposits	87,619,821	—	87,619,821	—
U.S. Government Obligations	37,252,861	—	37,252,861	—

Total Investments, at Value	$1,250,475,782 *	$57,263	$1,250,418,519 *	$—

Other Financial Instruments - Assets
Futures Contracts	$596,082	$596,082	$—	$—
Forward Foreign Currency Contracts	1,014,223	—	1,014,223	—
Centrally Cleared Interest Rate Swaps	3,422,011	—	3,422,011	—
Centrally Cleared Inflation Rate Swap	17,578	—	17,578	—

Total Other Financial Instruments - Assets	$5,049,894	$596,082	$4,453,812	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(32,172)	$(32,172)	$—	$—
Futures Contracts	(359,327)	(359,327)	—	—
Forward Foreign Currency Contracts	(218,734)	—	(218,734)	—
OTC Interest Rate Swaps	(7,002)	—	(7,002)	—
Centrally Cleared Interest Rate Swaps	(129,706)	—	(129,706)	—
Centrally Cleared Inflation Rate Swap	(25,685)	—	(25,685)	—

Total Other Financial Instruments - Liabilities	$(772,626)	$(391,499)	$(381,127)	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$277,936,159	$—	$277,936,159	$—
Senior Loans	14,998,605	—	14,998,605	—
Collateralized Mortgage Obligations	8,136,459	—	8,136,459	—
Sovereign Bonds	54,061	—	54,061	—
Convertible Preferred Stocks:
Energy	779,488	372,884	406,604	—
Common Stocks:
Communications	19,798	19,798	—	—
Energy	354,471	344,045	10,426	—
Financials	445	—	—	445
Preferred Stocks:
Financials	373,353	373,353	—	—
Short-Term Investments:
Money Market Fund	128,700	128,700	—	—
Time Deposits	17,694,195	—	17,694,195	—

Total Investments, at Value	$320,475,734	$1,238,780	$319,236,509	$445

Securities Lending Transactions - Liabilities	$(128,700)	$—	$(128,700)	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds
France	$8,280,631	$—	$8,280,631	$—
Japan	19,605,165	—	19,605,165	—
Spain	9,680,703	—	9,680,703	—
Other Countries**	25,540,313	—	25,540,313	—
Corporate Bonds & Notes
United Kingdom	7,389,706	—	7,389,706	—
Other Countries**	24,250,416	—	24,250,416	—
Collateralized Mortgage Obligations	26,510,418	—	26,510,418	—
Mortgage-Backed Securities	16,848,531	—	16,848,531	—
U.S. Government Agencies & Obligations	4,925,495	—	4,925,495	—
Asset-Backed Securities	481,338	—	481,338	—
Purchased Options	78,545	—	78,545	—
Short-Term Investments:
Sovereign Bonds	2,488,824	—	2,488,824	—
Time Deposits	3,778,810	—	3,778,810	—
U.S. Government Obligations	10,998,763	—	10,998,763	—

Total Investments, at Value	$160,857,658	$—	$160,857,658	$—

Other Financial Instruments - Assets
Futures Contracts	$134,661	$134,661	$—	$—
Forward Foreign Currency Contracts	443,059	—	443,059	—
Centrally Cleared Interest Rate Swaps	1,209,793	—	1,209,793	—
Centrally Cleared Inflation Rate Swaps	125,039	—	125,039	—
OTC Credit Default Swaps	66,061	—	66,061	—
Centrally Cleared Credit Default Swaps	19,845	—	19,845	—
OTC Cross-Currency Swap	181,395	—	181,395	—

Total Other Financial Instruments Assets	$2,179,853	$134,661	$2,045,192	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(132,500)	$—	$(132,500)	$—
Forward Sale Commitments	(8,432,323)	—	(8,432,323)	—
Futures Contracts	(171,879)	(171,879)	—	—
Forward Foreign Currency Contracts	(1,115,212)	—	(1,115,212)	—
Centrally Cleared Interest Rate Swaps	(1,093,083)	—	(1,093,083)	—
Centrally Cleared Inflation Rate Swaps	(122,443)	—	(122,443)	—
OTC Credit Default Swaps	(841)	—	(841)	—
Centrally Cleared Credit Default Swaps	(195,396)	—	(195,396)	—
OTC Total Return Swap	(137,814)	—	(137,814)	—

Total Other Financial Instruments - Liabilities	$(11,401,491)	$(171,879)	$(11,229,612)	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$70,242,689	$—	$70,242,689	$—
Closed End Mutual Fund Security:
United States	3,017,826	3,017,826	—	—
Short-Term Investments:
Time Deposits	4,832,011	—	4,832,011	—

Total Investments, at Value	$78,092,526	$3,017,826	$75,074,700	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$167,963,828	$—		$167,963,828	$—
Collateralized Mortgage Obligations	14,495,687	—		14,495,687	—
Sovereign Bonds	14,236,291	—		14,236,291	—
Corporate Bonds & Notes	8,290,123	—		8,290,123	—
Mortgage-Backed Securities	5,773,284	—		5,773,284	—
Purchased Options	310,427	—		310,427	—
Short-Term Investments:
Time Deposits	1,299,144	—		1,299,144	—

Total Investments, at Value	$212,368,784	$—		$212,368,784	$—

Other Financial Instruments - Assets
Futures Contracts	$227,981 *	$227,981	*	$—	$—
Forward Foreign Currency Contracts	72,541	—		72,541	—
Centrally Cleared Interest Rate Swaps	39,773	—		39,773	—
Centrally Cleared Inflation Rate Swaps	620,253	—		620,253	—
Centrally Cleared Credit Default Swap	2,035	—		2,035	—

Total Other Financial Instruments - Assets	$962,583 *	$227,981	*	$734,602	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(297,530)	$—		$(297,530)	$—
Reverse Repurchase Agreements	(37,959,460)	—		(37,959,460)	—
Futures Contracts	(82,970)	(82,970)		—	—
Forward Foreign Currency Contracts	(328,824)	—		(328,824)	—
Centrally Cleared Inflation Rate Swaps	(837,029)	—		(837,029)	—

Total Other Financial Instruments - Liabilities	$(39,505,813)	$(82,970)		$(39,422,843)	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$148,535,109	$—	$148,535,109	$—
Collateralized Mortgage Obligations	130,499,279	—	130,499,279	—
U.S. Government Agencies & Obligations	85,791,310	—	85,791,310	—
Asset-Backed Securities	21,139,853	—	21,139,853	—
Sovereign Bonds	7,548,200	—	7,548,200	—
Mortgage-Backed Securities	2,063,692	—	2,063,692	—
Short-Term Investments:
Commercial Paper	1,200,000	—	1,200,000	—
Corporate Bond	500,670	—	500,670	—
Repurchase Agreement	3,000,000	—	3,000,000	—
Time Deposits	10,182,614	—	10,182,614	—
U.S. Government Obligations	186,119,895	—	186,119,895	—

Total Investments, at Value	$596,580,622	$—	$596,580,622	$—

Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$181,150	$—	$181,150	$—

Total Other Financial Instruments - Assets	$181,150	$—	$181,150	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(559,188)	$(559,188)	$—	$—
Forward Foreign Currency Contracts	(1,268,867)	—	(1,268,867)	—

Total Other Financial Instruments - Liabilities	$(1,828,055)	$(559,188)	$(1,268,867)	$—

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities
United States	$89,313,416	$89,313,416	$—	$—

Total Investments, at Value	$89,313,416	$89,313,416	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2020 through May 28, 2021:

	Total		Common Stocks		Corporate Bonds & Notes	Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2020	$—	*	$—	*	$—	$—
Realized gain (loss)	—		—		—	—
Change in unrealized appreciation (depreciation)	—		—		—	—
Purchases	—		—	*	—	—
(Sales)	—		—	*	—	—
Transfers in	—		—		—	—
(Transfers out)	—		—		—	—

Balance as of May 28, 2021	$—	*	$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$—		$—		$—	$—

	Total		Common Stocks		Corporate Bonds & Notes	Warrants
Emerging Markets Equity Fund
Balance as of August 31, 2020	$—		$—		$—	$—
Total realized gain (loss)	—		—		—	—
Change in unrealized appreciation (depreciation)	—	*	—		—	—	*
Purchases	—		—		—	—
(Sales)	—		—		—	—
Transfers in	20	*	20	*	—	—
(Transfers out)	—		—		—	—

Balance as of May 28, 2021	20	*	$20	*	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$—		$—		$—	$—

	Total		Common Stocks	Corporate Bonds & Notes		Warrant
Core Fixed Income Fund
Balance as of August 31, 2020	$—	*	$—	$—	*	$—
Total realized gain (loss)	—		—	—		—
Change in unrealized appreciation (depreciation)	—		—	—		—
Purchases	—		—	—		—
(Sales)	—		—	—		—
Transfers in	—		—	—		—
(Transfers out)	—			—		—

Balance as of May 28, 2021	$—	*	$—	$—	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$—		$—	$—		$—

	Total	Common Stocks	Corporate Bonds & Notes	Warrant
High Yield Fund
Balance as of August 31, 2020	$19,472	$19,472	$—	$—
Total realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(8,601)	(8,601)	—	—
Purchases	—	—	—	—
(Sales)	—	—	—	—
Transfers in	—	—	—	—
(Transfers out)	(10,426)	(10,426)	—	—

Balance as of May 28, 2021	$445	$445	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$(4,770)	$(4,770)	$—	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a

Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At May 28, 2021, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$38,403,479	$—	$(38,403,479)	$0
Small-Mid Cap Equity Fund	76,047,953	—	(76,047,953)	0
International Equity Fund	23,241,135	—	(23,241,135)	0
Emerging Markets Equity Fund	3,900,630	—	(3,900,630)	0
High Yield Fund	125,928	—	(125,928)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $38,374,784, $77,990,029, $23,456,920, $3,914,304 and $128,700, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $964,481, $0, $989,454, $265,927 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Replacement Risk. Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain Fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or net asset value.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of Funds’ investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of Funds’ investments is impacted because of these factors for an extended period, the Funds’ investment results may be adversely affected.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the High Yield Fund’s fully unfunded loan positions as of May 28, 2021:

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Redstone Holdco 2 LP	$106,890	$106,890	$106,223	$(667)

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 28, 2021 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 28, 2021 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 28, 2021.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 28, 2021 have been disclosed under respective schedules of investments.